UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 91.2%
	U.S. Treasury Bills — 52.9% (n)
108,991	0.012%, 01/02/15	108,990
626,554	0.020%, 12/11/14	626,550
2,000,000	0.020%, 12/18/14	1,999,981
1,000,000	0.020%, 01/29/15	999,967
1,000,000	0.020%, 02/26/15	999,952
750,000	0.021%, 01/08/15	749,984
100,000	0.025%, 01/15/15	99,997
900,000	0.026%, 01/22/15	899,967
2,014,764	0.028%, 12/26/14	2,014,686
2,000,000	0.031%, 02/12/15	1,999,875
2,000,000	0.036%, 12/04/14	1,999,994

		12,499,943

	U.S. Treasury Notes — 38.3%
250,000	0.073%, 12/01/14	249,922
250,000	0.089%, 12/01/14	250,003
225,000	0.090%, 12/01/14	224,992
775,000	0.125%, 12/31/14	775,047
692,000	0.250%, 12/15/14	692,055
450,000	0.250%, 01/15/15	450,097
1,000,000	0.250%, 01/31/15	1,000,363
639,000	0.250%, 02/15/15	639,276
250,000	0.250%, 02/28/15	250,122
1,000,000	0.250%, 03/31/15	1,000,624
400,000	0.375%, 04/15/15	400,459
1,180,000	2.250%, 01/31/15 (m)	1,184,336
1,925,000	2.375%, 02/28/15 (m)	1,936,011

		9,053,307

	Total U.S. Treasury Obligations (Cost $21,553,250)	21,553,250

	Total Investments — 91.2% (Cost $21,553,250) *	21,553,250
	Other Assets in Excess of Liabilities — 8.8%	2,086,431

	NET ASSETS — 100.0%	$23,639,681

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$21,553,250	$—	$21,553,250

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 15.1% (n)
	California — 15.1%
5,273	California Educational Facilities Authority, 0.070%, 12/16/14	5,273
	California Statewide Communities Development Authority
20,000	Series 2008-C, 0.140%, 06/15/15 (m)	20,000
15,865	Series 2008-C, 0.150%, 02/02/15 (m)	15,865
10,000	Series 2008-C, 0.150%, 02/02/15 (m)	10,000
7,000	Series 2009-B1, 0.140%, 07/01/15	7,000
3,000	Series 2009-B2, 0.140%, 02/03/15 (m)	3,000
19,000	Series 2009-B3, 0.150%, 12/01/14 (m)	19,000
10,000	Series 2009-B4, 0.130%, 05/05/15 (m)	10,000
20,000	Series 2009-B4, 0.140%, 02/03/15 (m)	20,000
10,000	Series 2009-B5, 0.140%, 08/03/15	10,000
15,000	Series 2009-B6, 0.140%, 06/01/15 (m)	15,000
3,000	Series 2009-D, 0.140%, 02/03/15 (m)	3,000
	East Bay Municipal Utility District, Water System
4,425	0.100%, 02/09/15	4,425
23,000	Series E, 0.100%, 12/01/14 (m)	23,000
15,000	Los Angeles Municipal Improvement Corp., Series A-3, 0.090%, 01/16/15	15,000
12,500	San Diego County Water Authority, Series S-1, 0.090%, 02/12/15	12,500
4,750	State of California, Series A-1, 0.080%, 01/30/15	4,750
4,900	Turlock Irrigation District, 0.070%, 12/08/14 (m)	4,900
22,700	Woodland Finance Authority, 0.080%, 02/11/15	22,700

	Total Commercial Paper (Cost $225,413)	225,413

Daily Demand Notes — 4.0%
	California — 4.0%
1,800	California Health Facilities Financing Authority, Adventist Health System, Series B, Class B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/14	1,800
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
9,250	Series A, Class A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/01/14	9,250
7,120	Series B, Class B, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/01/14	7,120
470	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.020%, 12/01/14	470
3,125	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series B, VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14 (e)	3,125
800	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	800
550	Irvine Unified School District, VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/14	550
4,675	Irvine Unified School District, Community Facilities District No. 09-A, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/14	4,675
12,310	Pittsburg Redevelopment Agency, Tax Allocation, Class A, Rev., VRDO, LOC: State Street Bank & Trust, 0.040%, 12/01/14	12,310
	State of California,
3,155	Series A-1, GO, VRDO, LOC: Citibank N.A., 0.020%, 12/01/14	3,155
6,680	Series A-2, GO, VRDO, LOC: Bank of Montreal, 0.030%, 12/01/14	6,680

	Total Daily Demand Notes (Cost $58,935)	49,935

Municipal Bonds — 5.2%
	California — 5.2%
2,565	California School Cash Reserve Program Authority, Series F, Rev., TRAN, 2.000%, 06/30/15	2,593
5,000	City of Los Angeles, GO, 1.500%, 06/25/15	5,039
3,000	County of Placer, Loomis Union School District, GO, TRAN, 1.000%, 09/02/15	3,019
4,500	County of Placer, Roseville Joint Union High School District, GO, TRAN, 1.000%, 09/02/15	4,529
4,000	County of Placer, Western Placer Unified School District, GO, TRAN, 1.000%, 09/02/15	4,026
3,000	Los Angeles County California School Pooled Financing Program, Rev, 1.500%, 06/01/15	3,020
55,000	State of California, Rev, 1.500%, 06/22/15	55,422

	Total Municipal Bonds (Cost $77,648)	77,648

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 66.2%
	California — 66.2%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 12/08/14	1,500
	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System,
10,735	Series A-2, Rev., VRDO, 0.030%, 12/08/14	10,735
2,250	Series A-4, Rev., VRDO, 0.030%, 12/08/14	2,250
3,830	Alameda County Industrial Development Authority, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/08/14	3,830
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 12/08/14	200
2,950	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	2,950
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.090%, 12/08/14	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 12/08/14	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 12/08/14	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 12/08/14	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14	11,258
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/08/14	4,580
4,600	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 12/08/14	4,600
3,000	California Educational Facilities Authority, Series 3346, Rev., VAR, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	3,000
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Class H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/08/14	9,140
18,150	Series H, Class H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	18,150
17,500	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.110%, 12/08/14 (i)	17,500
2,025	California Health Facilities Financing Authority, North California Presbyterian Homes, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/08/14	2,025
2,650	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 12/08/14	2,650
600	California Health Facilities Financing Authority, St. Joseph Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	600
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Class B, Rev., VRDO, 0.040%, 12/08/14	8,200
20,000	Series C, Class C, Rev., VRDO, 0.120%, 12/08/14 (i)	20,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	4,620
9,000	California Housing Finance Agency, Home Mortgage, Series F, Rev., VRDO, 0.030%, 12/08/14	9,000
3,865	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/08/14	3,865
4,000	California Infrastructure & Economic Development Bank, Industrial Development, Prinsco, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	4,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
5,600	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/08/14	5,600
9,000	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	9,000
1,900	California Pollution Control Financing Authority, Resource Recovery, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 12/08/14	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/08/14	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.020%, 12/08/14	6,225
	California Statewide Communities Development Authority,
5,620	Series 2006, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	5,620
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	26,430
9,715	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.040%, 12/08/14	9,715
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.150%, 12/08/14	605
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Class H, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Class E, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	11,200
12,555	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.050%, 12/08/14	12,555
8,465	California Statewide Communities Development Authority, Penny Lane Centers Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/08/14	8,465
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VAR, LOC: U.S. Bank N.A., 0.050%, 12/08/14	1,100
800	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.100%, 12/08/14	800
16,835	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.030%, 12/08/14	16,835
4,550	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	4,550
5,814	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/08/14	5,814
19,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/08/14	19,400
14,810	City of Livermore, COP, VRDO, LOC: U.S. Bank N.A., 0.030%, 12/08/14	14,810

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	9,545
2,300	City of Los Angeles, Multi-Family Housing, La Brea Apartments Project, Series G, Class G, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/08/14	2,300
6,660	City of Los Angeles, Wastewater Systems, EAGLE, Series 0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.030%, 12/08/14 (e)	6,660
4,600	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.060%, 12/08/14	4,600
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	3,025
4,100	City of Modesto, Multi-Family Housing, Westdale Commons Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	4,100
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.020%, 12/08/14	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	4,160
24,250	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	24,250
3,900	City of Riverside, Electric, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	3,900
2,425	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/08/14	2,425
6,350	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	6,350
4,400	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Class C, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	4,400
675	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/08/14	675
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Class B, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	3,700
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Class F, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14	1,810
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, Rev., VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14	7,805
8,425	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.120%, 12/08/14	8,425
9,350	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	9,350
9,900	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.120%, 12/08/14	9,900
27,865	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14	27,865
12,520	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 12/08/14	12,520
9,670	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 12/08/14	9,670
18,290	Series DB-466, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14	18,290
5,050	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	5,050
9,488	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14	9,488
5,355	Series DB-1114, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	5,355
1,765	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14	1,765
15,730	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	15,730
10,000	Eastern Municipal Water District, Series C, Rev., VRDO, 0.030%, 12/08/14	10,000
11,000	Eastern Municipal Water District, Water and Sewer, Series C, COP, VRDO, 0.040%, 12/08/14	11,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
10,950	Foothill-De Anza Community College District, Series 1844, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.040%, 12/08/14	10,950
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.050%, 12/08/14	7,425
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14	1,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	4,300
5,500	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Rental Academy Village Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/08/14	5,500
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/08/14	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 12/08/14	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Class F, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	13,400
7,150	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.020%, 12/08/14	7,150
8,200	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.030%, 12/08/14	8,200
10,500	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Class B, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	10,500
800	Metropolitan Water District of Southern California, Series B-4, Rev., VRDO, 0.030%, 12/08/14	800
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.050%, 12/08/14	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	5,240
20,225	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.090%, 12/08/14	20,225
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 12/08/14 (e)	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 12/08/14	4,000
10,110	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14	10,110
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 12/08/14	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.040%, 12/08/14 (e)	4,000
7,600	Regents of the University of California, Series AL, Rev., VRDO, 0.020%, 12/08/14	7,600
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 12/08/14 (e)	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Class D, Rev., VRDO, LOC: Citibank N.A., 0.090%, 12/08/14	800
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.050%, 12/08/14	43,600
2,500	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Class C, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	2,500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
4,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Class F, Rev., VAR, FNMA, LIQ: FNMA, 0.060%, 12/08/14	4,580
2,600	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/08/14	2,600
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/08/14	3,285
3,600	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.060%, 12/08/14	3,600
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
9,300	Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 12/08/14	9,300
8,800	Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/08/14	8,800
19,465	San Francisco City & County Public Utilities Commission, Water, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.070%, 12/08/14 (e)	19,465
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	600
700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/08/14	700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.040%, 12/08/14	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 12/08/14	2,520
1,385	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/08/14	1,385
7,530	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Class M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	7,530
10,100	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/08/14	10,100
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.040%, 12/08/14 (e)	2,650
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 12/08/14	31,000
10,935	University of California, Series AL-4, Rev., VRDO, 0.020%, 12/08/14	10,935
4,700	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	4,700
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 12/08/14 (e)	7,500
800	West Covina Public Financing Authority, Golf Course Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	800
2,000	West Covina Redevelopment Agency, Lakes Public Parking Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	2,000
12,855	Western Municipal Water District Facilities Authority, Water, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/08/14	12,855

	Total Weekly Demand Notes (Cost $987,371)	996,371

Variable Rate Demand Preferred Shares — 9.4%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.140%, 12/08/14 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.190%, 12/08/14 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.120%, 12/08/14 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.190%, 12/08/14 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.120%, 12/08/14 # (e)	10,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/08/14 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/08/14 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.120%, 12/08/14 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.9% (Cost $1,489,867) *	1,489,867
	Other Assets in Excess of Liabilities — 0.1%	1,209

	NET ASSETS — 100.0%	$1,491,076

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,489,867	$—	$1,489,867

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.8% (t)
	California — 93.7%
	Certificate of Participation/Lease — 6.1%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19 (m)	927
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,252
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,792
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,422
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,726
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,975
1,000	COP, 5.000%, 03/01/26	1,169
1,500	COP, 5.000%, 03/01/27	1,749
1,145	Los Angeles City, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15 (m)	1,151
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,337
130	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15 (m)	134

		16,634

	Education — 3.8%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,155
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,858
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,245
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,186
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,235
	University of California Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,032
1,500	Series D, Rev., 5.000%, 05/15/20	1,614

		10,325

	General Obligation — 31.1%
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20 (w)	1,151
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,194
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30 (w)	1,484
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,200
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,436
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17 (m)	1,446
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,235
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17 (m)	965
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/19	1,614
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	1,074
1,000	Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,115
1,000	Series I, GO, 5.000%, 07/01/25	1,157

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,556
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,171
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,759
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,188
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,312
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,800
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	733
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,178
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	953
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,064
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,193
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,417
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27 (w)	2,063
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,209
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,463
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,219
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21 (m)	1,607
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,268
1,015	GO, Zero Coupon, 08/01/25	749
1,500	GO, Zero Coupon, 08/01/26	1,063
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,898
1,750	GO, 5.000%, 08/01/28	2,073
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,718
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15 (m)	129
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,225
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,421
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,558
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,182
	State of California,
1,500	GO, 5.000%, 03/01/17	1,589
3,000	GO, 5.000%, 08/01/19	3,270
1,000	GO, 5.000%, 09/01/19	1,082
1,000	GO, 5.000%, 09/01/21	1,205
3,500	GO, 5.000%, 11/01/21	3,904
3,000	GO, 5.000%, 08/01/22	3,254
2,000	GO, 5.000%, 04/01/24	2,239
1,575	GO, 5.250%, 09/01/27	1,879
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (m)	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,798

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	State of California, Various Purpose,
2,000	GO, 5.000%, 12/01/29	2,340
2,310	GO, 5.250%, 10/01/22	2,758
1,000	GO, 5.500%, 04/01/23	1,185
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,514

		85,379

	Hospital — 1.8%
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/20 (m)	1,044
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,172
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,018
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,699

		4,933

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,031

	Other Revenue — 13.3%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,139
1,175	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/27	1,394
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,736
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 08/15/18	1,148
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	692
850	Series A, Rev., 5.000%, 08/15/28	1,010
655	Series A, Rev., 5.000%, 08/15/30	764
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,169
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,158
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,195
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,054
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,183
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,085
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,109
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	608
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,384
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30 (w)	931
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16 (m)	577
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,761
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,317
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,149
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,783
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,569

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,553
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	949
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,180
1,500	Series AM, Rev., 5.000%, 05/15/28	1,802
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,155

		36,554

	Prerefunded — 7.7%
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,125
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,810
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,949
1,625	Series AF, Rev., 5.000%, 12/01/24	1,880
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,611
145	Series AG, Rev., 5.000%, 12/01/24	171
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,710
650	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.500%, 05/01/23 (m) (p)	823
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (m) (p)	1,912
1,500	County of San Bernardino, San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,549
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (m) (p)	1,381
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,604
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Rev., NATL-RE, 6.000%, 08/01/15 (m) (p)	1,029
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (m) (p)	685
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	957

		21,196

	Special Tax — 4.6%
695	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18 (m)	697
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,805
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,364
305	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	306
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,743
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,322
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18 (m)	1,316

		12,553

	Transportation — 12.5%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,500	Series F-1, Rev., 5.000%, 04/01/25	1,731
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,148
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,163
250	Series B, Rev., 5.000%, 05/15/24	309
1,500	Series B, Rev., 5.000%, 05/15/26	1,740

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
250	Series B, Rev., 5.000%, 05/15/26	303
225	Series B, Rev., 5.000%, 05/15/27	271
2,500	Series C, Rev., 5.000%, 11/15/18	2,899
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,696
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,347
1,000	Series A, Rev., 5.000%, 05/15/27	1,170
1,250	Series E, Rev., 4.500%, 05/15/16	1,328
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,269
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,183
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,740
1,000	Series B, Rev., 5.000%, 08/01/25	1,196
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,643
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17 (m)	1,051
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,152
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,702
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,247
1,200	Series B, Rev., 5.000%, 05/01/18	1,368
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,665

		34,321

	Utility — 4.2%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,750
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,137
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,308
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,725
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,184
2,135	Southern California Public Power Authority, Gas Project, Project No. 1, Series A, Rev., 5.000%, 11/01/18	2,413

		11,517

	Water & Sewer — 8.2%
1,700	California State Department of Water Resources, Central Valley Project, Water System, Series AF, Rev., 5.000%, 12/01/25	1,961
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,151
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,765
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,758
1,500	Series B, Rev., 5.250%, 07/01/23	1,774
1,500	Series B, Rev., 5.250%, 07/01/24	1,771
1,500	Series C, Rev., 5.000%, 07/01/27	1,811
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,753
1,000	Series D, Rev., 5.000%, 07/01/20	1,171
2,000	Series F, Rev., 5.000%, 07/01/28	2,357
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,742
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,143
2,000	Series B, Rev., 5.000%, 08/01/25	2,300

		22,457

	Total California	256,900

	Illinois — 0.8%
	Transportation — 0.8%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,096

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18 (m)	1,160

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,118

	Puerto Rico — 0.1%
	Prerefunded — 0.1%
190	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	196

	Texas — 0.4%
	Prerefunded — 0.4%
1,000	Texas Transportation Commission, State Highway Fund, First Tier, Rev., 5.000%, 04/01/16 (p)	1,063

	Total Municipal Bonds (Cost $241,564)	262,533

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
9,187	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $9,187)	9,187

	Total Investments — 99.2% (Cost $250,751)	271,720
	Other Assets in Excess of Liabilities — 0.8%	2,301

	NET ASSETS — 100.0%	$274,021

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,018
Aggregate gross unrealized depreciation	(49)

Net unrealized appreciation/depreciation	$20,969

Federal income tax cost of investments	$250,751

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,187	$262,533	$—	$271,720

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 89.3%
		Consumer Discretionary — 8.3%
		Auto Components — 0.1%
	650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	691

		Automobiles — 1.5%
	1,250	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	1,394
		Daimler Finance North America LLC,
	1,460	1.375%, 08/01/17 (e)	1,460
	2,695	2.250%, 09/03/19 (e)	2,704
	1,180	2.950%, 01/11/17 (e) (m)	1,223
	1,485	Ford Motor Co., 4.750%, 01/15/43 (m)	1,534
		General Motors Co.,
	1,630	5.200%, 04/01/45	1,675
	450	6.250%, 10/02/43	523
	1,965	Volkswagen Group of America Finance LLC, 2.450%, 11/20/19 (e)	1,976

			12,489

		Distributors — 0.2%
	1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e) (m)	1,588

		Diversified Consumer Services — 0.1%
	500	Service Corp. International, 7.500%, 04/01/27 (m)	565

		Hotels, Restaurants & Leisure — 0.3%
	1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (m)	782
	1,250	MGM Resorts International, 6.750%, 10/01/20	1,347
	600	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	647

			2,776

		Internet & Catalog Retail — 0.4%
	3,465	Amazon.com, Inc., 2.500%, 11/29/22 (m)	3,302

		Media — 4.7%
		21st Century Fox America, Inc.,
	745	5.400%, 10/01/43	866
	750	6.150%, 02/15/41 (m)	938
		Clear Channel Worldwide Holdings, Inc.,
	1,000	Series B, 6.500%, 11/15/22	1,043
	500	Series B, 7.625%, 03/15/20 (m)	520
		Comcast Corp.,
	1,310	4.500%, 01/15/43 (m)	1,380
	2,975	4.750%, 03/01/44	3,271
	485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	565
	1,950	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	2,005
	335	Discovery Communications LLC, 4.875%, 04/01/43	336
	1,500	DISH DBS Corp., 6.750%, 06/01/21 (m)	1,629
	1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,401
		NBCUniversal Media LLC,
	2,110	4.375%, 04/01/21 (m)	2,331
	810	4.450%, 01/15/43 (m)	849
	500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	520
		Omnicom Group, Inc.,
	675	3.625%, 05/01/22 (m)	694
	1,445	3.650%, 11/01/24	1,452
	1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,025
	1,000	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	993
	2,510	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	2,548
		Time Warner Cable, Inc.,
	2,105	4.125%, 02/15/21 (m)	2,260
	1,140	5.000%, 02/01/20 (m)	1,275
	1,140	5.500%, 09/01/41 (m)	1,290
GBP	660	5.750%, 06/02/31 (m)	1,234
		Time Warner, Inc.,
	2,255	4.650%, 06/01/44	2,285
	1,725	4.750%, 03/29/21 (m)	1,898
	1,185	4.900%, 06/15/42 (m)	1,237
	715	5.350%, 12/15/43	784
	1,755	Viacom, Inc., 4.375%, 03/15/43	1,632
	1,260	WPP Finance 2010, (United Kingdom), 3.750%, 09/19/24	1,271

			39,532

		Multiline Retail — 0.7%
	1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	1,145
	4,510	Target Corp., 3.500%, 07/01/24	4,642

			5,787

		Specialty Retail — 0.3%
	1,000	L Brands, Inc., 6.625%, 04/01/21 (m)	1,127
	500	Party City Holdings, Inc., 8.875%, 08/01/20	539
	450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22 (m)	475

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	532

		2,673

	Total Consumer Discretionary	69,403

	Consumer Staples — 4.9%
	Beverages — 0.9%
	Anheuser-Busch InBev Finance, Inc.,
1,675	2.625%, 01/17/23 (m)	1,621
795	4.625%, 02/01/44	844
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	3,774
75	Constellation Brands, Inc., 3.875%, 11/15/19	76
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	598
890	PepsiCo, Inc., 4.250%, 10/22/44	902

		7,815

	Food & Staples Retailing — 1.8%
	CVS Health Corp.,
3,370	2.750%, 12/01/22 (m)	3,294
785	5.300%, 12/05/43	925
621	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	669
1,380	Kroger Co. (The), 3.850%, 08/01/23	1,430
	Walgreens Boots Alliance, Inc.,
410	2.700%, 11/18/19	415
580	3.300%, 11/18/21	589
2,030	3.800%, 11/18/24	2,073
240	4.800%, 11/18/44	253
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,465
2,805	4.300%, 04/22/44	3,004
580	5.000%, 10/25/40 (m)	674

		14,791

	Food Products — 0.4%
500	H.J. Heinz Co., 4.250%, 10/15/20	506
2,085	Kraft Foods Group, Inc., 5.000%, 06/04/42 (m)	2,254
750	Post Holdings, Inc., 7.375%, 02/15/22 (m)	758

		3,518

	Household Products — 0.1%
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	495

	Tobacco — 1.7%
	Altria Group, Inc.,
2,550	2.625%, 01/14/20	2,565
5,015	2.850%, 08/09/22 (m)	4,875
1,420	4.250%, 08/09/42 (m)	1,345
856	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e) (m)	862
	Philip Morris International, Inc.,
855	3.250%, 11/10/24	858
2,725	4.125%, 03/04/43	2,652
530	4.875%, 11/15/43	576

		13,733

	Total Consumer Staples	40,352

	Energy — 9.5%
	Energy Equipment & Services — 0.3%
1,055	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,107
1,485	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22 (m)	1,282
420	Weatherford International Ltd., (Bermuda), 5.950%, 04/15/42 (m)	410

		2,799

	Oil, Gas & Consumable Fuels — 9.2%
1,785	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23 (m)	1,821
	Anadarko Petroleum Corp.,
2,321	4.500%, 07/15/44	2,249
2,965	6.375%, 09/15/17 (m)	3,330
750	Apache Corp., 4.750%, 04/15/43 (m)	722
1,050	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,068
	BP Capital Markets plc, (United Kingdom),
1,090	2.750%, 05/10/23	1,041
2,105	3.245%, 05/06/22 (m)	2,099
3,340	3.814%, 02/10/24	3,431
536	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	606
	Cenovus Energy, Inc., (Canada),
375	3.000%, 08/15/22 (m)	367
290	4.450%, 09/15/42 (m)	276
1,220	5.200%, 09/15/43	1,278
	Enbridge, Inc., (Canada),
510	3.500%, 06/10/24	502
2,325	4.000%, 10/01/23	2,414
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23 (m)	1,798
755	5.150%, 02/01/43 (m)	747

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
740	6.500%, 02/01/42 (m)	844
	Enterprise Products Operating LLC,
1,555	3.750%, 02/15/25	1,581
910	4.050%, 02/15/22 (m)	963
1,555	4.450%, 02/15/43 (m)	1,523
1,245	4.850%, 03/15/44	1,301
330	5.100%, 02/15/45	356
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,416
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20 (m)	546
324	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.500%, 11/15/20 (m)	352
	Kinder Morgan Energy Partners LP,
2,400	3.500%, 03/01/21	2,400
365	5.000%, 08/15/42 (m)	344
2,110	5.000%, 03/01/43	2,012
540	5.400%, 09/01/44	538
2,150	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	2,386
	Kinder Morgan, Inc.,
1,320	3.050%, 12/01/19	1,327
2,125	4.300%, 06/01/25	2,139
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	445
2,220	Noble Energy, Inc., 5.250%, 11/15/43	2,344
	Phillips 66,
1,717	4.300%, 04/01/22 (m)	1,834
2,395	4.875%, 11/15/44	2,439
	Plains All American Pipeline LP/PAA Finance Corp.,
1,975	3.600%, 11/01/24	1,973
1,630	5.000%, 02/01/21 (m)	1,820
550	6.125%, 01/15/17 (m)	606
2,165	Spectra Energy Partners LP, 2.950%, 09/25/18	2,232
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18 (m)	3,932
	Sunoco Logistics Partners Operations LP,
523	4.250%, 04/01/24	542
1,335	5.300%, 04/01/44	1,367
1,380	5.350%, 05/15/45	1,422
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e) (m)	1,660
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22 (m)	1,735
1,050	Western Gas Partners LP, 4.000%, 07/01/22 (m)	1,074
500	Whiting Petroleum Corp., 5.750%, 03/15/21	505
	Williams Cos., Inc. (The),
2,205	3.700%, 01/15/23 (m)	2,076
360	5.750%, 06/24/44	344
	Williams Partners LP,
2,390	3.900%, 01/15/25	2,367
2,130	4.900%, 01/15/45	2,091

		76,585

	Total Energy	79,384

	Financials — 32.0%
	Banks — 13.3%
	ABN AMRO Bank N.V., (Netherlands),
1,140	2.500%, 10/30/18 (e)	1,158
EUR 650	6.375%, 04/27/21 (m)	1,002
	Bank of America Corp.,
8,475	2.000%, 01/11/18 (m)	8,533
4,520	3.300%, 01/11/23 (m)	4,524
1,675	4.250%, 10/22/26	1,685
1,875	5.000%, 01/21/44	2,054
EUR 1,229	Bank of Ireland, (Ireland), 3.250%, 01/15/19	1,632
	Bank of Montreal, (Canada),
1,825	1.450%, 04/09/18	1,812
1,615	2.375%, 01/25/19	1,635
5,140	Bank of Nova Scotia (The), (Canada), 2.800%, 07/21/21	5,164
3,675	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	3,677
	Banque Federative du Credit Mutuel S.A., (France),
1,250	1.700%, 01/20/17 (e)	1,258
2,850	2.750%, 01/22/19 (e)	2,912
3,606	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	4,001
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,811
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,280
4,225	3.375%, 02/15/23 (m)	4,191
	Citigroup, Inc.,
1,410	1.550%, 08/14/17	1,409
1,350	1.700%, 07/25/16	1,363

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	360	1.750%, 05/01/18	358
	2,810	1.850%, 11/24/17	2,820
	1,815	2.500%, 09/26/18	1,847
	830	2.500%, 07/29/19	837
	2,140	3.375%, 03/01/23 (m)	2,165
	2,585	4.300%, 11/20/26	2,611
	5,390	4.450%, 01/10/17 (m)	5,732
		Credit Agricole S.A., (France),
	1,115	2.500%, 04/15/19 (e)	1,131
	940	3.875%, 04/15/24 (e)	975
	2,125	VAR, 8.125%, 09/19/33 (e)	2,401
		Discover Bank,
	4,115	2.000%, 02/21/18 (m)	4,118
	2,515	3.200%, 08/09/21	2,534
	1,520	4.200%, 08/08/23	1,592
		HSBC Bank plc, (United Kingdom),
	545	1.500%, 05/15/18 (e)	541
	5,085	4.125%, 08/12/20 (e) (m)	5,526
	840	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22 (m)	899
		Intesa Sanpaolo S.p.A., (Italy),
	2,165	3.875%, 01/15/19	2,264
EUR	700	5.000%, 09/23/19 (m)	961
	1,180	5.250%, 01/12/24	1,297
EUR	724	6.625%, 09/13/23	1,108
	2,660	MUFG Union Bank N.A., 2.625%, 09/26/18	2,717
	2,065	PNC Bank N.A., 2.700%, 11/01/22 (m)	1,997
	365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21 (m)	432
	1,480	Skandinaviska Enskilda Banken AB, (Sweden), 2.375%, 11/20/18 (e)	1,509
	1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,191
EUR	968	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22 (m)	1,457
		Wells Fargo & Co.,
	2,625	3.000%, 01/22/21	2,688
	2,590	Series M, 3.450%, 02/13/23 (m)	2,602
	555	4.125%, 08/15/23	584
	985	4.650%, 11/04/44	1,001
	1,290	5.375%, 11/02/43	1,454

			111,450

		Capital Markets — 5.7%
	2,490	Credit Suisse, (Switzerland), 3.000%, 10/29/21	2,490
EUR	1,750	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	2,451
		Goldman Sachs Group, Inc. (The),
	6,340	2.375%, 01/22/18 (m)	6,454
	3,100	2.550%, 10/23/19	3,098
	2,030	2.900%, 07/19/18	2,088
	3,515	3.625%, 01/22/23 (m)	3,568
	1,380	4.000%, 03/03/24	1,430
	2,205	4.800%, 07/08/44	2,309
		Morgan Stanley,
	1,260	2.125%, 04/25/18	1,266
	2,000	2.375%, 07/23/19	1,997
	1,145	2.500%, 01/24/19	1,158
	1,660	3.700%, 10/23/24	1,686
	2,288	3.750%, 02/25/23 (m)	2,353
	1,905	Series F, 3.875%, 04/29/24	1,963
	6,605	4.750%, 03/22/17 (m)	7,093
EUR	4,391	UBS AG, (Switzerland), VAR, 4.750%, 02/12/26	5,834

			47,238

		Consumer Finance — 3.0%
	799	Ally Financial, Inc., 7.500%, 09/15/20 (m)	937
	1,780	American Express Co., 1.550%, 05/22/18	1,766
	1,485	Capital One Financial Corp., 2.450%, 04/24/19	1,491
	3,065	Caterpillar Financial Services Corp., 3.250%, 12/01/24	3,102
		Ford Motor Credit Co. LLC,
	2,790	1.700%, 05/09/16	2,812
	1,680	3.664%, 09/08/24	1,688
	750	4.250%, 09/20/22 (m)	794
	2,970	4.375%, 08/06/23	3,171
	235	General Motors Financial Co., Inc., 3.250%, 05/15/18	239
	4,725	HSBC USA, Inc., 2.375%, 11/13/19	4,754
		Synchrony Financial,
	3,280	3.750%, 08/15/21	3,364
	1,195	4.250%, 08/15/24	1,221

			25,339

		Diversified Financial Services — 1.5%
		EDP Finance B.V., (Netherlands),
	1,405	4.125%, 01/15/20 (e)	1,425
	1,080	5.250%, 01/14/21 (e)	1,138

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Financial Services — continued
	3,820	General Electric Capital Corp., 4.375%, 09/16/20 (m)	4,207
	2,080	Shell International Finance B.V., (Netherlands), 4.550%, 08/12/43	2,267
		Voya Financial, Inc.,
	2,260	2.900%, 02/15/18	2,325
	710	5.500%, 07/15/22	802

			12,164

		Insurance — 4.2%
		American International Group, Inc.,
	1,180	4.500%, 07/16/44	1,197
	6,955	4.875%, 06/01/22 (m)	7,793
	2,500	5.850%, 01/16/18 (m)	2,818
	1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,293
	1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,326
		MetLife, Inc.,
	1,450	4.125%, 08/13/42 (m)	1,419
	380	4.721%, 12/15/44	406
	1,100	6.400%, 12/15/36 (m)	1,223
		Metropolitan Life Global Funding I,
	4,380	1.300%, 04/10/17 (e)	4,386
	1,465	3.000%, 01/10/23 (e) (m)	1,460
		New York Life Global Funding,
	2,095	2.100%, 01/02/19 (e)	2,117
	2,570	2.150%, 06/18/19 (e)	2,588
		Pricoa Global Funding I,
	1,545	1.600%, 05/29/18 (e)	1,534
	695	2.200%, 05/16/19 (e)	695
		Prudential Financial, Inc.,
	1,520	5.100%, 08/15/43	1,661
	1,160	VAR, 5.200%, 03/15/44	1,156
GBP	300	Standard Life plc, (United Kingdom), Reg.
		S, VAR, 5.500%, 12/04/42 (m)	505
	1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e) (m)	1,153

			34,730

		Real Estate Investment Trusts (REITs) — 3.0%
		American Tower Corp.,
	2,510	3.450%, 09/15/21	2,488
	1,680	4.500%, 01/15/18 (m)	1,796
	1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,188
	1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,255
	1,000	Corrections Corp. of America, 4.625%, 05/01/23	970
	1,990	DDR Corp., 3.500%, 01/15/21	2,016
	1,240	Duke Realty LP, 3.875%, 02/15/21	1,293
		HCP, Inc.,
	775	3.150%, 08/01/22 (m)	761
	1,415	4.200%, 03/01/24	1,468
	245	5.375%, 02/01/21 (m)	276
		Kimco Realty Corp.,
	1,640	3.125%, 06/01/23	1,602
	1,545	3.200%, 05/01/21	1,564
	910	Liberty Property LP, 4.400%, 02/15/24	960
	920	Prologis LP, 4.250%, 08/15/23	971
	2,070	Realty Income Corp., 4.125%, 10/15/26	2,116
	1,150	UDR, Inc., 3.700%, 10/01/20	1,199
	2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22 (m)	2,414
	970	Weingarten Realty Investors, 4.450%, 01/15/24	1,028

			25,365

		Thrifts & Mortgage Finance — 1.3%
	3,295	Abbey National Treasury Services plc, (United Kingdom), 2.350%, 09/10/19	3,303
		BPCE S.A., (France),
	1,500	1.700%, 04/25/16	1,515
	975	2.500%, 07/15/19	984
	1,085	4.000%, 04/15/24	1,133
	1,035	4.500%, 03/15/25 (e)	1,019
	2,620	VAR, 0.843%, 06/23/17	2,623

			10,577

		Total Financials	266,863

		Health Care — 6.0%
		Biotechnology — 0.9%
		Amgen, Inc.,
	2,425	3.625%, 05/22/24	2,448
	1,025	5.650%, 06/15/42 (m)	1,191
		Gilead Sciences, Inc.,
	2,710	3.700%, 04/01/24	2,828
	740	4.500%, 02/01/45	775
	475	4.800%, 04/01/44	515

			7,757

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — 0.2%
500	Biomet, Inc., 6.500%, 08/01/20	535
750	Hologic, Inc., 6.250%, 08/01/20	777

		1,312

	Health Care Providers & Services — 2.7%
	Aetna, Inc.,
2,970	3.500%, 11/15/24	2,988
380	4.750%, 03/15/44	404
	Cigna Corp.,
1,905	4.000%, 02/15/22 (m)	2,005
480	5.375%, 02/15/42 (m)	552
	Express Scripts Holding Co.,
1,120	2.250%, 06/15/19	1,118
1,380	3.900%, 02/15/22 (m)	1,447
2,080	4.750%, 11/15/21 (m)	2,298
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e) (m)	860
500	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	536
1,000	HCA, Inc., 6.500%, 02/15/20 (m)	1,106
	McKesson Corp.,
854	2.700%, 12/15/22 (m)	824
1,080	4.883%, 03/15/44	1,156
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20 (m)	284
720	6.000%, 10/01/20	766
250	6.750%, 02/01/20 (m)	262
510	UnitedHealth Group, Inc., 3.950%, 10/15/42 (m)	489
	WellPoint, Inc.,
620	2.300%, 07/15/18	627
1,430	3.500%, 08/15/24	1,435
1,130	3.700%, 08/15/21 (m)	1,188
650	4.625%, 05/15/42 (m)	660
1,330	5.100%, 01/15/44	1,448

		22,453

	Pharmaceuticals — 2.2%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,332
1,755	2.900%, 11/06/22	1,717
	Actavis Funding SCS, (Luxembourg),
1,240	3.850%, 06/15/24	1,235
1,020	4.850%, 06/15/44	1,010
935	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	995
1,290	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	1,294
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,126
1,440	Mylan, Inc., 2.600%, 06/24/18	1,466
	Perrigo Finance plc, (Ireland),
600	3.500%, 12/15/21	604
1,455	3.900%, 12/15/24	1,468
960	Pfizer, Inc., 4.300%, 06/15/43	989
1,565	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22 (m)	1,529
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20 (m)	1,139
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e) (m)	1,305
500	7.500%, 07/15/21 (e)	540

		18,749

	Total Health Care	50,271

	Industrials — 3.9%
	Aerospace & Defense — 0.4%
750	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e) (m)	771
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,247
1,370	Textron, Inc., 3.875%, 03/01/25	1,380

		3,398

	Airlines — 0.6%
1,527	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,547
590	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	631
767	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	889
1,163	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,279
621	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	631

		4,977

	Commercial Services & Supplies — 0.2%
750	ACCO Brands Corp., 6.750%, 04/30/20	801
1,000	ADT Corp. (The), 3.500%, 07/15/22	875

		1,676

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	415

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrial Conglomerates — 0.6%
	General Electric Co.,
1,530	4.125%, 10/09/42 (m)	1,568
3,045	4.500%, 03/11/44	3,301

		4,869

	Machinery — 0.1%
500	Terex Corp., 6.000%, 05/15/21 (m)	507

	Road & Rail — 0.9%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	757
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21 (m)	1,407
2,080	4.450%, 03/15/43	2,131
1,080	4.900%, 04/01/44	1,183
	Hertz Corp. (The),
750	5.875%, 10/15/20	758
500	7.375%, 01/15/21 (m)	527
580	Norfolk Southern Corp., 4.800%, 08/15/43	636

		7,399

	Trading Companies & Distributors — 1.1%
2,450	Air Lease Corp., 3.375%, 01/15/19	2,490
575	HD Supply, Inc., 8.125%, 04/15/19	624
	International Lease Finance Corp.,
3,799	3.875%, 04/15/18	3,830
1,000	5.875%, 04/01/19 (m)	1,075
	United Rentals North America, Inc.,
500	7.375%, 05/15/20 (m)	540
750	7.625%, 04/15/22 (m)	829

		9,388

	Total Industrials	32,629

	Information Technology — 3.2%
	Communications Equipment — 0.8%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	489
	Cisco Systems, Inc.,
2,385	2.125%, 03/01/19	2,402
2,140	4.450%, 01/15/20 (m)	2,374
1,030	5.500%, 01/15/40 (m)	1,231

		6,496

	IT Services — 1.1%
	First Data Corp.,
649	6.750%, 11/01/20 (e) (m)	691
1,250	8.750%, (cash), 01/15/22 (e) (m) (v)	1,344
	International Business Machines Corp.,
1,397	1.875%, 08/01/22 (m)	1,299
4,170	3.375%, 08/01/23	4,269
1,370	3.625%, 02/12/24	1,426
500	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	533

		9,562

	Semiconductors & Semiconductor Equipment — 0.1%
235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	235
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	797

		1,032

	Software — 0.9%
500	Audatex North America, Inc., 6.000%, 06/15/21 (e)	518
1,315	Microsoft Corp., 3.500%, 11/15/42 (m)	1,218
	Oracle Corp.,
3,450	2.500%, 10/15/22 (m)	3,353
2,570	4.500%, 07/08/44	2,717

		7,806

	Technology Hardware, Storage & Peripherals — 0.3%
2,120	Apple, Inc., 3.850%, 05/04/43	2,061

	Total Information Technology	26,957

	Materials — 4.8%
	Chemicals — 1.1%
750	Ashland, Inc., 4.750%, 08/15/22	754
	CF Industries, Inc.,
520	4.950%, 06/01/43	529
1,270	5.375%, 03/15/44	1,380
1,790	Dow Chemical Co. (The), 4.625%, 10/01/44	1,812
750	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	725
500	Huntsman International LLC, 4.875%, 11/15/20 (m)	509
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e) (m)	801
2,190	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	2,323

		8,833

	Construction Materials — 0.6%
EUR 1,900	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	2,781
2,260	Martin Marietta Materials, Inc., VAR, 1.333%, 06/30/17 (e)	2,269

		5,050

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — 0.3%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,023
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20 (m)	514
1,000	9.000%, 04/15/19 (m)	1,043

		2,580

	Metals & Mining — 2.8%
925	Alcoa, Inc., 5.125%, 10/01/24	975
1,676	Allegheny Technologies, Inc., 6.125%, 08/15/23	1,674
1,810	ArcelorMittal, (Luxembourg), 5.111%, 02/25/17 (m)	1,887
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	859
1,735	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	1,968
	Freeport-McMoRan, Inc.,
965	3.875%, 03/15/23	949
4,760	4.550%, 11/14/24	4,783
194	5.450%, 03/15/43	195
	Glencore Finance Canada Ltd., (Canada),
1,065	4.250%, 10/25/22 (e) (m)	1,079
915	5.550%, 10/25/42 (e) (m)	933
1,840	Nucor Corp., 5.200%, 08/01/43	1,983
2,485	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22 (m)	2,387
1,215	Teck Resources Ltd., (Canada), 3.750%, 02/01/23 (m)	1,142
2,062	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22 (m)	2,051
805	Vale S.A., (Brazil), 5.625%, 09/11/42 (m)	776

		23,641

	Total Materials	40,104

	Telecommunication Services — 6.7%
	Diversified Telecommunication Services — 5.9%
	AT&T, Inc.,
2,330	1.700%, 06/01/17 (m)	2,352
5,055	4.300%, 12/15/42	4,788
2,935	4.800%, 06/15/44	2,982
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	638
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21	755
750	7.375%, 06/01/20 (m)	803
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22 (m)	262
750	Series W, 6.750%, 12/01/23	833
400	GCI, Inc., 6.750%, 06/01/21 (m)	402
1,750	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20 (m)	1,857
500	Level 3 Financing, Inc., 8.625%, 07/15/20 (m)	544
	Orange S.A., (France),
800	5.375%, 01/13/42 (m)	895
525	5.500%, 02/06/44	598
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	542
850	Sprint Capital Corp., 8.750%, 03/15/32 (m)	894
	Telefonica Emisiones S.A.U., (Spain),
1,300	4.570%, 04/27/23	1,397
975	7.045%, 06/20/36 (m)	1,272
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	822
	Verizon Communications, Inc.,
480	2.450%, 11/01/22 (m)	454
3,266	2.500%, 09/15/16	3,358
4,125	3.500%, 11/01/24	4,124
3,445	3.850%, 11/01/42 (m)	3,097
4,985	4.500%, 09/15/20	5,456
1,100	5.150%, 09/15/23	1,237
1,162	6.400%, 09/15/33	1,438
4,050	6.550%, 09/15/43	5,231
750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e) (m)	773
1,000	Windstream Corp., 7.750%, 10/01/21 (m)	1,046

		48,850

	Wireless Telecommunication Services — 0.8%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,765
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	463
250	Sprint Corp., 7.875%, 09/15/23	262
500	T-Mobile USA, Inc., 6.731%, 04/28/22	518
2,130	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43 (m)	2,042

		7,050

	Total Telecommunication Services	55,900

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Utilities — 10.0%
	Electric Utilities — 6.4%
600	Alabama Power Co., 4.150%, 08/15/44	615
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22 (m)	2,934
2,045	3.350%, 07/01/23	2,094
	Duke Energy Corp.,
4,715	3.050%, 08/15/22 (m)	4,739
3,300	3.750%, 04/15/24	3,448
1,140	Duke Energy Progress, Inc., 4.150%, 12/01/44	1,181
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,266
1,650	Enel S.p.A., (Italy), VAR, 8.750%, 09/24/73 (e)	1,923
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39 (m)	1,457
2,435	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,569
1,565	Florida Power & Light Co., 4.050%, 10/01/44	1,601
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	2,047
1,794	6.050%, 01/31/18 (e) (m)	2,021
1,355	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	1,438
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	821
540	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	531
1,340	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	1,373
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,430
1,645	Oncor Electric Delivery Co. LLC, 2.150%, 06/01/19 (e)	1,645
	Pacific Gas & Electric Co.,
3,155	3.400%, 08/15/24	3,183
575	4.300%, 03/15/45	580
1,090	4.750%, 02/15/44	1,171
4,235	PacifiCorp, 2.950%, 02/01/22 (m)	4,325
	PPL Capital Funding, Inc.,
3,070	3.500%, 12/01/22 (m)	3,123
35	4.200%, 06/15/22 (m)	37
750	4.700%, 06/01/43	780
2,665	Series A, VAR, 6.700%, 03/30/67 (m)	2,699
355	South Carolina Electric & Gas Co., 4.500%, 06/01/64	374
1,955	Xcel Energy, Inc., 4.700%, 05/15/20 (m)	2,186

		53,591

	Gas Utilities — 0.2%
1,620	DCP Midstream Operating LP, 3.875%, 03/15/23	1,595

	Independent Power & Renewable Electricity Producers — 0.5%
	Oglethorpe Power Corp.,
700	4.550%, 06/01/44	714
630	5.375%, 11/01/40 (m)	725
	Southern Power Co.,
1,690	5.150%, 09/15/41 (m)	1,912
385	5.250%, 07/15/43	439

		3,790

	Multi-Utilities — 2.9%
905	Berkshire Hathaway Energy Co., 5.150%, 11/15/43	1,026
	Consolidated Edison Co. of New York, Inc.,
2,065	3.300%, 12/01/24	2,097
1,500	4.625%, 12/01/54	1,574
	Dominion Resources, Inc.,
1,050	4.450%, 03/15/21 (m)	1,152
2,460	4.700%, 12/01/44	2,553
1,805	VAR, 5.750%, 10/01/54	1,888
EUR 1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76	1,349
	NiSource Finance Corp.,
1,595	4.800%, 02/15/44	1,683
665	5.250%, 02/15/43 (m)	747
1,250	NorthWestern Corp., 4.176%, 11/15/44	1,282
3,130	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67 (m)	3,272
	Sempra Energy,
3,975	2.875%, 10/01/22 (m)	3,861
1,605	3.550%, 06/15/24	1,632

		24,116

	Total Utilities	83,092

	Total Corporate Bonds (Cost $730,658)	744,955

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 7.0% (x)
	Financials — 6.8%
	Banks — 4.2%
2,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	2,165
	Bank of America Corp.,
2,700	Series V, VAR, 5.125%, 06/17/19	2,612
4,390	Series X, VAR, 6.250%, 09/05/24	4,366
	Citigroup, Inc.,
1,550	Series D, VAR, 5.350%, 05/15/23	1,442
3,805	Series M, VAR, 6.300%, 05/15/24	3,780
GBP 1,300	Credit Agricole S.A., (France), VAR,
	8.125%, 10/26/19 (m)	2,300
EUR 1,950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	2,476
	HSBC Holdings plc, (United Kingdom),
1,600	VAR, 5.625%, 01/17/20	1,624
1,890	VAR, 6.375%, 09/17/24	1,933
EUR 3,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	4,715
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,200	VAR, 6.375%, 06/27/20	1,539
1,665	VAR, 7.500%, 06/27/24	1,711
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,252
3,155	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18 (m)	3,486

		35,401

	Capital Markets — 1.5%
2,805	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	2,642
1,830	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	1,780
3,350	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	3,425
3,470	Morgan Stanley, VAR, 5.450%, 07/15/19	3,496
EUR 500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17 (m)	697

		12,040

	Diversified Financial Services — 1.0%
5,100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22 (m)	5,597
GBP 850	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	1,385
GBP 1,050	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	1,612

		8,594

	Insurance — 0.1%
630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	666

	Total Financials	56,701

	Utilities — 0.2%
	Electric Utilities — 0.2%
1,625	Electricite de France S.A., (France), VAR, 5.250%, 01/29/23 (e) (m)	1,684

	Total Preferred Securities (Cost $59,325)	58,385

U.S. Treasury Obligation — 0.0% (g)
260	U.S. Treasury Note, 0.250%, 02/28/15 (k) (m) (Cost $260)	260

SHARES
Preferred Stocks — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
58	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 (m) @ ($25 par value)	1,402
64	State Street Corp., Series D, VAR, 5.900%, 03/15/24 (m) @ ($25 par value)	1,669

	Total Preferred Stocks (Cost $2,984)	3,071

PRINCIPAL AMOUNT
Short-Term Investments— 2.8%
	U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Bills,
160	0.018%, 03/12/15 (k) (n)	160
635	0.034%, 01/08/15 (k) (m) (n)	635

	Total U.S. Treasury Obligations	795

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 2.8%
23,010	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	23,010

	Total Short-Term Investments (Cost $23,805)	23,805

	Total Investments — 99.5% (Cost $817,032)	830,476
	Other Assets in Excess of Liabilities — 0.5%	4,072

	NET ASSETS — 100.0%	$834,548

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
544	U.S. Long Bond	03/20/15	77,588	599
252	2 Year U.S. Treasury Note	03/31/15	55,223	55
217	5 Year U.S. Treasury Note	03/31/15	25,930	123
	Short Futures Outstanding
(68)	Euro Bobl	12/08/14	(10,844)	(69)
(21)	Euro Bund	12/08/14	(3,991)	(104)
(903)	10 Year U.S. Treasury Note	03/20/15	(114,723)	(947)
(121)	U.S. Ultra Bond	03/20/15	(19,458)	(319)
(34)	Long Gilt	03/27/15	(6,243)	(70)

				(732)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
25	EUR	Barclays Bank plc	12/15/14	31	31	–	(h)
38	EUR	Citibank, N.A.	12/15/14	49	48	(1)
1,298	EUR	Credit Suisse International	12/15/14	1,628	1,614	(14)
18	EUR	Deutsche Bank AG	12/15/14	23	23	–	(h)
39	EUR	Societe Generale	12/15/14	49	49	–	(h)
32	EUR	Standard Chartered Bank	12/15/14	40	40	–	(h)

		Australia and New Zealand Banking
191	GBP	Group Limited	12/15/14	301	299	(2)
19	GBP	Westpac Banking Corp.	12/15/14	29	29	–	(h)

				2,150	2,133	(17)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
118	EUR	Barclays Bank plc	12/15/14	148	148	–	(h)
23,264	EUR	Citibank, N.A.	12/15/14	28,869	28,929	(60)
68	EUR	Credit Suisse International	12/15/14	85	85	–	(h)
350	EUR	Goldman Sachs International	12/15/14	438	435	3
482	EUR	HSBC Bank, N.A.	12/15/14	601	600	1
71	EUR	Royal Bank of Canada	12/15/14	88	88	–	(h)

4,810	GBP	Royal Bank of Canada	12/15/14	7,607	7,512	95

				37,836	37,797	39

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	17,927
Aggregate gross unrealized depreciation	(4,483)

Net unrealized appreciation/depreciation	13,444

Federal income tax cost of investments	817,032

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$69,403	$—		$69,403
Consumer Staples	—	40,352	—		40,352
Energy	—	79,384	—		79,384
Financials	—	266,863	—		266,863
Health Care	—	50,271	—		50,271
Industrials	—	27,652	4,977		32,629
Information Technology	—	26,957	—		26,957
Materials	—	40,104	—		40,104
Telecommunication Services	—	55,900	—		55,900
Utilities	—	83,092	—		83,092

Total Corporate Bonds	—	739,978	4,977		744,955

Preferred Securities
Financials	—	56,701	—		56,701
Utilities	—	1,684	—		1,684

Total Preferred Securities	—	58,385	—		58,385

U.S. Treasury Obligations	—	260	—		260
Preferred Stocks
Financials	3,071	—	—		3,071

Total Preferred Stocks	3,071	—	—		3,071

Short-Term Investments
U.S. Treasury Obligations	—	795	—		795
Investment Company	23,010	—	—		23,010

Total Short-Term Investments	23,010	795	—		23,805

Total Investments in Securities	$26,081	$799,418	$4,977	*	$830,476

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$99	$—		$99
Futures Contracts	777	—	—		777

Total Appreciation in Other Financial Instruments	$777	$99	$—		$876

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(77)	$—		$(77)
Futures Contracts	(1,509)	—	—		(1,509)

Total Depreciation in Other Financial Instruments	$(1,509)	$(77)	$—		$(1,586)

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Corporate Bonds	$5,195	$—	$5	$(27)	$—	$(196)	$—	$—	$4,977

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund uses treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 32.3%
300	China Construction Bank Corp., 0.550%, 01/06/15	300
250	Credit Industriel et Commercial, 0.510%, 01/14/15 (m)	250
300	Credit Suisse, 0.510%, 01/09/15 (m)	300
250	Deutsche Bank AG, (Germany), 0.460%, 01/30/15 (m)	250
300	Industrial & Commercial Bank of China Ltd., 0.550%, 12/01/14	300
200	KBC Bank N.V., 0.120%, 12/01/14	200
200	National Australia Bank Ltd., (Australia), 3.500%, 09/09/15	200
250	Natixis, (France), 0.250%, 02/02/15	250
350	Rabobank Nederland N.V., 0.278%, 04/17/15 (m)	350
250	State Street Bank & Trust Co., 0.283%, 11/12/15	250
350	Sumitomo Mitsui Banking Corp., 0.635%, 04/01/15	350
250	Wells Fargo Bank N.A., 0.262%, 09/09/15	250

	Total Certificates of Deposit (Cost $3,250)	3,250

Commercial Paper — 47.2% (n)
300	Agricultural Bank of China Ltd., 0.561%, 01/02/15 (e)	300
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.330%, 05/28/19 (e)	300
300	Barton Capital LLC, 0.100%, 12/03/14 (e)	300
250	Coca-Cola Co. (The), 0.250%, 07/13/15 (e)	250
300	DBS Bank Ltd., (Singapore), 0.250%, 01/15/15 (e)	300
250	ING U.S. Funding LLC, 0.301%, 05/07/15	250
300	Kells Funding LLC, 0.321%, 09/21/15	299
250	Macquarie Bank Ltd., (Australia), 0.502%, 06/12/15 (e)	249
250	National Building Society, 0.140%, 12/01/14 (e)	250
300	NRW Bank, (Germany), 0.090%, 12/04/14 (e)	300
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.302%, 02/06/15 (e)	250
250	Regency Markets No. 1 LLC, 0.130%, 12/05/14 (e)	250
250	Ridgefield Funding Co. LLC, 0.310%, 12/18/14 (e)	250
250	Sinopec Century Bright Capital Investment Ltd., (Hong Kong), 0.360%, 01/20/15 (e)	250
407	Starbird Funding Corp., 0.090%, 12/01/14 (e)	407
250	Suncorp-Metway Ltd., (Australia), 0.251%, 02/12/15 (e)	250
300	Westpac Banking Corp., (Australia), 0.331%, 08/21/15 (e)	299

	Total Commercial Paper (Cost $4,753)	4,754

Corporate Bonds — 17.4%
	Financials — 14.9%
	Banks — 5.9%
250	Nordea Bank AB, (Sweden), 2.250%, 03/20/15 (e)	252
350	Toronto-Dominion Bank (The), (Canada), VAR, 0.412%, 05/01/15	350

		602

	Capital Markets — 2.5%
250	UBS AG, (Switzerland), 3.875%, 01/15/15	251

	Consumer Finance — 3.0%
300	Toyota Motor Credit Corp., 1.000%, 02/17/15	300

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.535%, 12/12/14 (e)	350

	Total Financials	1,503

	Health Care — 2.5%
	Pharmaceuticals — 2.5%
250	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	251

	Total Corporate Bonds (Cost $1,754)	1,754

Repurchase Agreements — 3.5%
100	Merrill Lynch PFS, Inc., 0.600%, dated 11/28/14, due 12/01/14, repurchase price $100, collateralized by Corporate Notes and Bonds, 0.000% - 3.125%, due 07/01/17 - 11/25/52, with a value of $105.	100
250	Merrill Lynch PFS, Inc., 0.800%, dated 11/28/14, due 05/13/15, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.000% - 3.125%, due 07/01/17 - 11/25/52, with a value of $263. (i)	250

	Total Repurchase Agreements (Cost $350)	350

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
— (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $–(h))	—	(h)

	Total Investments — 100.4% (Cost $10,107)	10,108
	Liabilities in Excess of Other Assets — (0.4)%	(37)

	NET ASSETS — 100.0%	$10,071

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$1

Federal income tax cost of investments	$10,107

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—		$3,250	$—		$3,250
Commercial Paper	—		4,754	—		4,754
Corporate Bonds
Financials	—		1,503	—		1,503
Health Care	—		251	—		251

Total Corporate Bonds	—		1,754	—		1,754

Repurchase Agreements	—		100	250		350
Short-Term Investment
Investment Company	—	(a)	—	—		—	(a)

Total Investments in Securities	$—	(a)	$9,858	$250	*	$10,108

(a)	Amount rounds to less than $1,000.
*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Repurchase Agreement	$—	$—	$—	$—	$250	$—	$—	$—	$250

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $0.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESRIPTION (t)	VALUE($)
Certificates of Deposit — 8.5%
425,000	Bank of Montreal, 0.100%, 12/01/14 (m)	425,000
425,000	KBC Bank N.V., 0.120%, 12/03/14	425,000

	Total Certificates of Deposit (Cost $850,000)	850,000

Commercial Paper — 4.2% (n)
425,000	Bank of New York Mellon Corp. (The), 0.070%, 12/01/14 (e) (Cost $425,000)	425,000

Repurchase Agreements — 41.0%
2,109,000	Merrill Lynch PFS, Inc., 0.090%, dated 11/28/14, due 12/01/14, repurchase price $2,109,000, collateralized by Federal Home Loan Mortgage Corp., 6.497%, due 12/15/36 and Government National Mortgage Association, 6.445%, due 08/20/35, with a value of $2,172,270.	2,109,000
2,000,000	Morgan Stanley Co. LLC, 0.090%, dated 11/28/14, due 12/01/14, repurchase price $2,000,000, collateralized by Federal Home Loan Mortgage Corp., 2.250% - 8.000%, due 12/01/14 - 02/01/36, Federal National Mortgage Association, 3.907% - 12.000%, due 05/01/15 - 03/01/40, Government National Mortgage Association, 6.500%, due 01/15/15 and U.S. Treasury Securities, 0.000% - 0.375%, due 02/05/15 - 02/15/39, with a value of $2,040,000.	2,000,000

	Total Repurchase Agreements (Cost $4,109,000)	4,109,000

Time Deposits — 46.7%
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 12/01/14	425,000
425,000	Canadian Imperial Bank of Commerce, 0.090%, 12/01/14	425,000
425,000	Citibank N.A., 0.110%, 12/03/14	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.110%, 12/01/14	425,000
425,000	Credit Industriel et Commercial, 0.130%, 12/01/14 (m)	425,000
425,000	ING Bank N.V., 0.110%, 12/01/14 (m)	425,000
425,000	Lloyds Bank plc, 0.110%, 12/03/14	425,000
425,000	Natixis S.A., 0.110%, 12/01/14	425,000
425,000	Royal Bank of Canada, 0.050%, 12/01/14	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.100%, 12/02/14	425,000
425,000	Standard Chartered Bank, 0.100%, 12/01/14	425,000

	Total Time Deposits (Cost $4,675,000)	4,675,000

	Total Investments — 100.4% (Cost $10,059,000) *	10,059,000
	Liabilities in Excess of Other Assets — (0.4)%	(41,825)

	NET ASSETS — 100.0%	$10,017,175

Percentages indicated are based on net assets.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,059,000	$—	$10,059,000

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 93.0%
	Austria — 1.2%
250	JBS Investments GmbH, 7.750%, 10/28/20 (e)	271

	Brazil — 2.8%
190	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20 (m)	202
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	211
200	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41 (m)	205

		618

	Canada — 2.0%
	Pacific Rubiales Energy Corp.,
160	5.375%, 01/26/19 (e)	159
110	5.625%, 01/19/25 (e)	101
200	Reg. S, 5.125%, 03/28/23	186

		446

	Cayman Islands — 14.5%
140	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	145
100	Alliance Global Group, Inc., 6.500%, 08/18/17 (m)	108
200	China Shanshui Cement Group Ltd., Reg. S, 10.500%, 04/27/17	214
210	China State Construction Finance Cayman I Ltd., Reg. S, 3.125%, 04/02/18	210
200	Comcel Trust, 6.875%, 02/06/24 (e)	213
	Country Garden Holdings Co. Ltd.,
200	7.875%, 05/27/19 (e)	208
200	Reg. S, 7.500%, 01/10/23	196
200	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18	203
100	Kuwait Projects Co., 9.375%, 07/15/20 (m)	127
200	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	218
200	MCE Finance Ltd., Reg. S, 5.000%, 02/15/21	193
191	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	188
200	Semiconductor Manufacturing International Corp., 4.125%, 10/07/19 (e)	200
200	Shimao Property Holdings Ltd., Reg. S, 6.625%, 01/14/20	199
200	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	204
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	198
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	207

		3,231

	Chile — 7.9%
100	AES Gener S.A., Reg. S, 5.250%, 08/15/21 (m)	107
200	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24 (e)	199
190	Colbun S.A., Reg. S, 6.000%, 01/21/20 (m)	210
200	Corp Nacional del Cobre de Chile, 4.875%, 11/04/44 (e)	201
200	E.CL S.A., 4.500%, 01/29/25 (e)	201
200	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	199
200	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	199
200	Sociedad Quimica y Minera de Chile S.A., Reg. S, 5.500%, 04/21/20 (m)	218
220	Telefonica Chile S.A., Reg. S, 3.875%, 10/12/22	218

		1,752

	Colombia — 2.2%
200	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	197
300	Ecopetrol S.A., 4.125%, 01/16/25	289

		486

	Croatia — 0.9%
200	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	209

	Georgia — 1.0%
220	Bank of Georgia JSC, 7.750%, 07/05/17 (e)	232

	Hong Kong — 1.9%
210	Bright Food, Reg. S, 3.000%, 05/21/18	208
200	CITIC Pacific Ltd., Reg. S, 6.375%, 04/10/20	226

		434

	India — 2.8%
200	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	207
200	ICICI Bank Ltd., Reg. S, 4.700%, 02/21/18	212
200	Power Grid Corp of India Ltd., Reg. S, 3.875%, 01/17/23	197

		616

	Israel — 1.8%
170	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	173
220	Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)	224

		397

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Kazakhstan — 1.7%
210	KazMunayGas National Co. JSC, 6.000%, 11/07/44 (e)	198
200	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	189

		387

	Luxembourg — 3.6%
200	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)	211
200	Minerva Luxembourg S.A., Reg. S, 7.750%, 01/31/23	207
200	Offshore Drilling Holding S.A., 8.625%, 09/20/20 (e)	201
210	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	194

		813

	Mexico — 11.9%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	445
200	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	209
150	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	169
200	Cemex SAB de C.V., Reg. S, 5.875%, 03/25/19	203
200	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42 (m)	211
220	El Puerto de Liverpool SAB de C.V., 3.950%, 10/02/24 (e)	217
200	Elementia SAB de C.V., 5.500%, 01/15/25 (e)	201
200	Grupo KUO SAB De C.V., Reg. S, 6.250%, 12/04/22	202
210	Metalsa S.A. de C.V., Reg. S, 4.900%, 04/24/23	193
210	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	214
200	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	204
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	193

		2,661

	Morocco — 0.9%
200	OCP S.A., 5.625%, 04/25/24 (e)	212

	Netherlands — 0.6%
EUR 100	Bharti Airtel International Netherlands B.V., 3.375%, 05/20/21 (e)	131

	Nigeria — 0.9%
200	Access Bank plc, VAR, 9.250%, 06/24/21 (e)	195

	Panama — 2.7%
182	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	187
	Global Bank Corp.,
200	5.125%, 10/30/19 (e)	203
200	Reg. S, 4.750%, 10/05/17	206

		596

	Paraguay — 0.7%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	160

	Peru — 3.1%
160	Alicorp SAA, Reg. S, 3.875%, 03/20/23	155
150	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	162
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	216
150	Minsur S.A., 6.250%, 02/07/24 (e)	165

		698

	Singapore — 1.9%
200	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22 (m)	206
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	210

		416

	South Africa — 0.9%
200	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	192

	South Korea — 2.9%
210	Daegu Bank, Reg. S, 2.250%, 04/29/18	209
230	NongHyup Bank, 2.750%, 09/29/19 (e)	234
200	Woori Bank, 4.750%, 04/30/24 (e)	209

		652

	Sri Lanka — 0.9%
200	Bank of Ceylon, Reg. S, 5.325%, 04/16/18	204

	Thailand — 2.7%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	204
200	PTT PCL, Reg. S, 4.500%, 10/25/42	184
200	Siam Commercial Bank PCL, 3.500%, 04/07/19 (e)	207

		595

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Turkey — 5.2%
150	Akbank TAS, Reg. S, 5.000%, 10/24/22	155
200	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	203
200	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	207
200	Turkiye Halk Bankasi AS, Reg. S, 3.875%, 02/05/20	197
200	Turkiye Is Bankasi, 5.000%, 04/30/20 (e)	206
200	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	202

		1,170

	United Arab Emirates — 4.0%
	Abu Dhabi National Energy Co.,
200	3.875%, 05/06/24 (e)	203
200	Reg. S, 5.875%, 12/13/21 (m)	234
200	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21 (m)	228
180	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20 (m)	220

		885

	United Kingdom — 6.9%
200	Afren plc, 6.625%, 12/09/20 (e)	162
100	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20	108
200	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	204
200	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	204
220	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	217
200	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	212
200	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	203
200	State Grid Overseas Investment 2014 Ltd., 4.850%, 05/07/44 (e)	219

		1,529

	United States — 2.5%
	Reliance Holding USA, Inc.,
250	Reg. S, 5.400%, 02/14/22 (m)	276
250	Reg. S, 6.250%, 10/19/40 (m)	284

		560

	Total Corporate Bonds (Cost $19,970)	20,748

Preferred Security — 0.9% (x)
	Cayman Islands — 0.9%
200	Emirates NBD Tier 1 Ltd., VAR, 5.750%, 05/30/19 (Cost $195)	197

U.S. Treasury Obligation — 0.2%
40	U.S. Treasury Note, 0.250%, 03/31/15 (k) (Cost $40)	40

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
846	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $846)	846

	Total Investments — 97.9% (Cost $21,051)	21,831
	Other Assets in Excess of Liabilities — 2.1%	466

	NET ASSETS — 100.0%	$22,297

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	10 Year U.S. Treasury Note	03/20/15	889	7
2	5 Year U.S. Treasury Note	03/31/15	239	1
	Short Futures Outstanding
(5)	U.S. Long Bond	03/20/15	(713)	(6)
(6)	2 Year U.S. Treasury Note	03/31/15	(1,315)	(1)

				1

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
99	EUR	Citibank, N.A.	12/30/14	127	123	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2014.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	911
Aggregate gross unrealized depreciation	(131)

Net unrealized appreciation/depreciation	780

Federal income tax cost of investments	21,051

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$846	$20,985	$—	$21,831
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4	$—	$4
Futures Contracts	8	—	—	8

Total Appreciation in Other Financial Instruments	$8	$4	$—	$12

Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$—	$—	$(7)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 19.0%
		Bermuda — 0.1%
	1,540	Digicel Ltd., Reg. S, 6.000%, 04/15/21	1,513

		Brazil — 0.6%
	1,780	Banco do Brasil S.A., 3.875%, 10/10/22	1,655
		Caixa Economica Federal,
	1,730	2.375%, 11/06/17 (e)	1,678
	3,297	3.500%, 11/07/22 (e)	2,984

			6,317

		Cayman Islands — 0.3%
	1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,140
	1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e)	1,179
	1,213	Kaisa Group Holdings Ltd., Reg. S, 9.000%, 06/06/19	1,222

			3,541

		Chile — 0.4%
	1,750	Corp. Nacional del Cobre de Chile, 4.875%, 11/04/44 (e)	1,762
	2,270	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	2,259

			4,021

		Colombia — 0.5%
	1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e)	1,606
		Ecopetrol S.A.,
	2,584	4.125%, 01/16/25	2,493
	1,240	5.875%, 05/28/45	1,231

			5,330

		Costa Rica — 0.0% (g)
	280	Banco de Costa Rica, 5.250%, 08/12/18 (e)	284

		Croatia — 0.3%
	3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,511

		Georgia — 0.2%
	1,945	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	2,149

		Hungary — 0.1%
	1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,353

		India — 0.6%
	2,100	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	2,129
	3,900	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	3,957

			6,086

		Indonesia — 2.0%
		Pertamina Persero PT,
	4,980	5.250%, 05/23/21 (e)	5,266
	4,694	6.000%, 05/03/42 (e)	4,772
	3,450	Reg. S, 4.875%, 05/03/22	3,541
	4,600	Reg. S, 6.450%, 05/30/44	4,968
	2,800	Perusahaan Listrik Negara PT, Reg. S, 5.250%, 10/24/42	2,565

			21,112

		Ireland — 0.1%
	762	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	646

		Israel — 0.3%
	2,740	Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)	2,788

		Kazakhstan — 1.9%
		KazMunayGas National Co. JSC,
	4,100	6.000%, 11/07/44 (e)	3,875
	4,664	Reg. S, 4.400%, 04/30/23	4,489
	5,070	Reg. S, 5.750%, 04/30/43	4,736
	400	Reg. S, 6.375%, 04/09/21	432
	2,810	Reg. S, 7.000%, 05/05/20	3,119
	2,425	Reg. S, 9.125%, 07/02/18	2,816
	1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,380

			20,847

		Mexico — 6.7%
		Comision Federal de Electricidad,
	2,970	4.875%, 01/15/24 (e)	3,142
	2,650	Reg. S, 5.750%, 02/14/42	2,803
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e)	1,463
	1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e)	1,174
		Petroleos Mexicanos,
	190	3.500%, 07/18/18	196
	7,300	4.875%, 01/24/22	7,774
	6,270	4.875%, 01/18/24	6,662
	9,870	5.500%, 01/21/21	10,916
	1,670	5.500% 06/27/44 (e)	1,720
	2,158	5.750%, 03/01/18	2,374
	3,220	6.000%, 03/05/20	3,655
	1,000	6.375%, 01/23/45	1,147
	8,840	6.500%, 06/02/41	10,232
	15,670	6.625%, 06/15/35	18,334
MXN	6,535	7.650%, 11/24/21 (e)	504
	420	VAR, 2.251%, 07/18/18	434

			72,530

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Morocco — 0.6%
5,600	OCP S.A., 6.875%, 04/25/44 (e)	6,156

	Netherlands — 0.6%
	Kazakhstan Temir Zholy Finance B.V.,
3,656	6.950%, 07/10/42 (e)	3,945
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,091

		6,036

	Paraguay — 0.1%
890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e)	943

	Peru — 0.2%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	911
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	708
1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	1,043

		2,662

	Philippines — 0.3%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	824
1,930	7.390%, 12/02/24 (e)	2,519

		3,343

	Singapore — 0.1%
550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	550

	South Africa — 0.4%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,378
2,920	Reg. S, 6.750%, 08/06/23	3,176

		4,554

	Sri Lanka — 0.3%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,836
	National Savings Bank,
980	5.150%, 09/10/19 (e)	986
500	Reg. S, 8.875%, 09/18/18	568

		3,390

	United Kingdom — 0.6%
1,460	Afren plc, 6.625%, 12/09/20 (e)	1,182
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e)	700
1,500	Fresnillo plc, 5.500%, 11/13/23 (e)	1,549
2,550	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	2,969

		6,400

	Venezuela — 1.7%
	Petroleos de Venezuela S.A.,
7,900	Reg. S, 5.250%, 04/12/17	4,898
19,354	Reg. S, 5.375%, 04/12/27	8,370
13,248	Reg. S, 6.000%, 11/15/26	5,515

		18,783

	Total Corporate Bonds (Cost $205,695)	204,845

Foreign Government Securities — 72.4%
	Argentina — 1.3%
	Provincia de Buenos Aires,
606	Reg. S, 9.375%, 09/14/18	539
4,300	Reg. S, 9.625%, 04/18/28	3,698
1,660	Reg. S, 10.875%, 01/26/21	1,527
	Provincia de Cordoba,
1,400	12.375%, 08/17/17 (e)	1,288
	Republic of Argentina,
1,222	7.000%, 10/03/15	1,198
5,725	8.280%, 12/31/33 (m)	4,832
800	8.750%, 05/07/24	771

		13,853

	Belarus — 0.7%
	Republic of Belarus,
3,650	Reg. S, 8.750%, 08/03/15	3,714
3,898	Reg. S, 8.950%, 01/26/18	4,171

		7,885

	Belize — 0.1%
	Republic of Belize,
1,292	Reg. S, SUB, 5.000%, 02/20/38	978
302	SUB, 5.000%, 02/20/38 (e)	229

		1,207

	Bermuda — 0.1%
950	Government of Bermuda, Reg. S, 4.854%, 02/06/24	987

	Bolivia — 0.2%
	Plurinational State of Bolivia,
700	Reg. S, 4.875%, 10/29/22	720
1,480	Reg. S, 5.950%, 08/22/23	1,591

		2,311

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Brazil — 5.3%
	BRL 1,650	Brazil Notas do Tesouro Nacional, Serie B, 3,694.348%, 08/15/50	1,682
	BRL 8,750	Brazil Notas do Tesouro Nacional, Serie F, 10.000%, 01/01/21	3,282
		Federal Republic of Brazil,
	8,580	2.625%, 01/05/23	7,917
	11,841	4.250%, 01/07/25	12,113
	8,828	5.000%, 01/27/45	8,762
	1,000	5.625%, 01/07/41	1,086
	3,990	7.125%, 01/20/37 (m)	5,082
	358	Series A, 8.000%, 01/15/18 (m)	395
	9,876	8.250%, 01/20/34 (m)	13,777
	1,658	12.250%, 03/06/30 (m)	3,113

			57,209

		Chile — 0.1%
	900	Republic of Chile, 3.625%, 10/30/42	813

		Colombia — 2.6%
		Republic of Colombia,
	4,950	4.000%, 02/26/24	5,108
	1,760	4.375%, 07/12/21	1,884
	7,815	6.125%, 01/18/41	9,417
	4,790	7.375%, 03/18/19	5,735
	2,580	7.375%, 09/18/37	3,496
	1,100	8.125%, 05/21/24 (m)	1,471
	673	10.375%, 01/28/33 (m)	1,065

			28,176

		Costa Rica — 0.9%
		Republic of Costa Rica,
	4,300	Reg. S, 4.250%, 01/26/23	4,064
	4,000	Reg. S, 5.625%, 04/30/43	3,460
	2,120	Reg. S, 7.000%, 04/04/44	2,165

			9,689

		Croatia — 0.5%
	4,870	Republic of Croatia, Reg. S, 6.750%, 11/05/19	5,424

		Dominican Republic — 1.2%
		Government of Dominican Republic,
	3,492	Reg. S, 5.875%, 04/18/24	3,649
	2,400	Reg. S, 6.600%, 01/28/24	2,628
	2,663	Reg. S, 7.450%, 04/30/44	2,996
	1,690	Reg. S, 7.500%, 05/06/21	1,905
	1,773	Reg. S, 9.040%, 01/23/18 (m)	1,919

			13,097

		Ecuador — 0.9%
		Republic of Ecuador,
	3,823	7.950%, 06/20/24 (e)	3,928
	6,030	Reg. S, 9.375%, 12/15/15 (m)	6,151

			10,079

		Egypt — 0.2%
		Arab Republic of Egypt,
	318	Reg. S, 5.750%, 04/29/20	343
	2,139	Reg. S, 6.875%, 04/30/40	2,278

			2,621

		El Salvador — 1.0%
		Republic of El Salvador,
	5,125	Reg. S, 5.875%, 01/30/25	5,157
	1,540	Reg. S, 6.375%, 01/18/27	1,592
	840	Reg. S, 7.375%, 12/01/19	934
	765	Reg. S, 7.650%, 06/15/35 (m)	843
	1,200	Reg. S, 7.750%, 01/24/23 (m)	1,364
	264	Reg. S, 8.250%, 04/10/32 (m)	310

			10,200

		Guatemala — 0.3%
		Republic of Guatemala,
	650	Reg. S, 4.875%, 02/13/28	660
	2,250	Reg. S, 5.750%, 06/06/22	2,469

			3,129

		Honduras — 0.8%
		Republic of Honduras,
	1,277	Reg. S, 7.500%, 03/15/24	1,360
	6,320	Reg. S, 8.750%, 12/16/20	7,173

			8,533

		Hungary — 4.3%
	1,600	Magyar Export-Import Bank ZRT, 5.500%, 02/12/18 (e)	1,698
		Republic of Hungary,
	6,842	5.375%, 02/21/23	7,432
	10,964	5.375%, 03/25/24	11,989
HUF	575,000	5.500%, 06/24/25	2,731
	4,704	5.750%, 11/22/23	5,204
	4,850	6.250%, 01/29/20	5,491
	1,460	6.375%, 03/29/21	1,672
	1,880	6.375%, 03/29/21	2,152
	6,142	7.625%, 03/29/41	8,245

			46,614

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Iceland — 0.9%
8,850	Republic of Iceland, Reg. S, 5.875%, 05/11/22	9,962

	Indonesia — 5.0%
	Republic of Indonesia,
1,000	Reg. S, 3.375%, 04/15/23	961
2,100	Reg. S, 4.875%, 05/05/21	2,250
5,300	Reg. S, 5.250%, 01/17/42	5,419
11,450	Reg. S, 5.375%, 10/17/23	12,638
1,521	Reg. S, 5.875%, 03/13/20	1,704
9,900	Reg. S, 5.875%, 01/15/24	11,422
3,644	Reg. S, 7.750%, 01/17/38	4,838
7,745	Reg. S, 8.500%, 10/12/35 (m)	10,891
2,525	Reg. S, 11.625%, 03/04/19	3,396

		53,519

	Iraq — 0.1%
1,300	Republic of Iraq, Reg. S, 5.800%, 01/15/28 (m)	1,131

	Ivory Coast — 0.7%
	Republic of Ivory Coast,
4,080	5.375%, 07/23/24 (e)	3,937
3,835	Reg. S, SUB, 5.750%, 12/31/32	3,711

		7,648

	Jamaica — 0.9%
	Jamaica Government International Bond,
960	7.625%, 07/09/25	1,027
4,935	8.000%, 06/24/19	5,324
320	8.000%, 03/15/39	324
2,150	9.250%, 10/17/25	2,488
399	10.625%, 06/20/17 (m)	459

		9,622

	Kazakhstan — 0.2%
2,137	Kazakhstan Government International Bond, 3.875%, 10/14/24 (e)	2,081

	Kenya — 0.4%
3,900	Republic of Kenya, 6.875%, 06/24/24 (e)	4,173

	Lebanon — 3.0%
	Republic of Lebanon,
6,620	6.375%, 03/09/20	6,934
2,800	6.600%, 11/27/26	2,891
2,160	9.000%, 03/20/17	2,387
17,390	Reg. S, 8.250%, 04/12/21 (m)	19,955

		32,167

	Lithuania — 1.4%
	Republic of Lithuania,
5,950	Reg. S, 6.125%, 03/09/21	7,022
3,975	Reg. S, 6.625%, 02/01/22	4,865
2,940	Reg. S, 7.375%, 02/11/20	3,576

		15,463

	Mexico — 4.3%
	United Mexican States,
2,480	3.600%, 01/30/25	2,486
2,800	3.625%, 03/15/22	2,893
11,450	4.000%, 10/02/23	12,077
8,500	5.550%, 01/21/45	9,786
1,200	5.750%, 10/12/10	1,287
10,000	6.750%, 09/27/34 (m)	13,012
MXN 30,700	Series M, 7.750%, 11/23/34	2,503
MXN 26,700	Series M 20, 10.000%, 12/05/24 (m)	2,533

		46,577

	Morocco — 0.7%
	Kingdom of Morocco,
2,610	Reg. S, 4.250%, 12/11/22	2,672
5,070	Reg. S, 5.500%, 12/11/42	5,279

		7,951

	Namibia — 0.1%
1,200	Republic of Namibia, Reg. S, 5.500%, 11/03/21	1,284

	Pakistan — 0.8%
	Republic of Pakistan,
4,815	Reg. S, 6.875%, 06/01/17	4,953
3,600	Reg. S, 8.250%, 04/15/24	3,785

		8,738

	Panama — 1.8%
	Republic of Panama,
2,600	4.000%, 09/22/24	2,655
7,057	4.300%, 04/29/53	6,404
945	6.700%, 01/26/36 (m)	1,198
4,045	8.875%, 09/30/27 (m)	5,820
2,000	9.375%, 04/01/29 (m)	3,003

		19,080

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Paraguay — 0.3%
	Republic of Paraguay,
2,700	6.100%, 08/11/44 (e)	2,876
200	Reg. S, 4.625%, 01/25/23	204

		3,080

	Peru — 0.8%
	Republic of Peru,
1,300	6.550%, 03/14/37	1,683
4,360	8.750%, 11/21/33 (m)	6,802

		8,485

	Philippines — 3.4%
	Republic of Philippines,
6,180	4.200%, 01/21/24	6,698
11,387	6.375%, 10/23/34	15,045
1,540	6.500%, 01/20/20	1,838
7,285	7.750%, 01/14/31 (m)	10,409
480	8.375%, 06/17/19	606
1,525	10.625%, 03/16/25 (m)	2,436

		37,032

	Poland — 0.3%
	Republic of Poland,
1,165	3.000%, 03/17/23	1,161
2,390	4.000%, 01/22/24	2,524

		3,685

	Romania — 1.5%
	Republic of Romania,
3,630	4.375%, 08/22/23 (e)	3,821
RON 8,600	5.850%, 04/26/23	2,799
722	6.750%, 02/07/22 (e)	868
6,046	Reg. S, 4.875%, 01/22/24	6,583
1,620	Reg. S, 6.125%, 01/22/44	1,944

		16,015

	Russia — 7.4%
	Russian Federation,
4,400	3.250%, 04/04/17 (e)	4,378
2,800	3.500%, 01/16/19 (e)	2,685
4,600	Reg. S, 3.500%, 01/16/19	4,410
8,200	Reg. S, 4.875%, 09/16/23	7,862
8,200	Reg. S, 5.625%, 04/04/42	7,729
2,600	Reg. S, 5.875%, 09/16/43	2,528
1,290	Reg. S, 11.000%, 07/24/18 (m)	1,571
2,560	Reg. S, 12.750%, 06/24/28 (m)	4,019
40,906	Reg. S, SUB, 7.500%, 03/31/30 (m)	44,874

		80,056

	Senegal — 0.2%
1,800	Republic of Senegal, Reg. S, 6.250%, 07/30/24	1,795

	Serbia — 0.8%
	Republic of Serbia,
1,165	5.250%, 11/21/17 (e)	1,210
850	5.875%, 12/03/18 (e)	900
3,950	Reg. S, 4.875%, 02/25/20	4,029
1,820	Reg. S, 7.250%, 09/28/21	2,082
849	Reg. S, SUB, 6.750%, 11/01/24 (m)	862

		9,083

	Slovenia — 0.5%
	Republic of Slovenia,
3,310	Reg. S, 5.250%, 02/18/24	3,624
1,400	Reg. S, 5.850%, 05/10/23	1,594

		5,218

	South Africa — 3.0%
	Republic of South Africa,
2,355	5.500%, 03/09/20	2,596
13,650	5.875%, 09/16/25	15,595
1,500	6.875%, 05/27/19	1,731
ZAR 130,710	8.750%, 02/28/48	12,129

		32,051

	Sri Lanka — 1.1%
	Republic of Sri Lanka,
6,700	5.875%, 07/25/22 (e)	7,001
690	6.000%, 01/14/19 (e)	733
2,293	6.250%, 10/04/20 (e)	2,459
1,260	Reg. S, 6.250%, 07/27/21	1,347

		11,540

	Tanzania — 0.1%
660	Republic of Tanzania, Reg. S, VAR, 6.329%, 03/09/20	706

	Turkey — 6.8%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,063
	Republic of Turkey,
2,965	4.875%, 04/16/43	2,984
1,490	4.875%, 04/16/43	1,499
1,310	5.625%, 03/30/21	1,457
10,515	5.750%, 03/22/24	11,843
7,407	6.000%, 01/14/41	8,509
3,000	6.250%, 09/26/22	3,472
3,000	6.625%, 02/17/45	3,735

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey –– continued
4,220	6.750%, 04/03/18	4,753
4,255	6.875%, 03/17/36 (m)	5,351
5,320	7.000%, 03/11/19	6,151
4,949	7.000%, 06/05/20 (m)	5,834
6,600	7.375%, 02/05/25 (m)	8,300
1,205	7.500%, 07/14/17	1,357
1,272	7.500%, 11/07/19	1,515
4,200	8.000%, 02/14/34 (m)	5,822

		73,645

	Ukraine — 1.1%
	Republic of Ukraine,
800	Reg. S, 6.250%, 06/17/16	626
2,700	Reg. S, 6.580%, 11/21/16	2,072
1,600	Reg. S, 7.500%, 04/17/23	1,168
1,900	Reg. S, 7.750%, 09/23/20	1,453
4,200	Reg. S, 7.800%, 11/28/22	3,129
2,167	Reg. S, 7.950%, 02/23/21	1,663
2,500	Reg. S, 9.250%, 07/24/17	1,963

		12,074

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	394

	Uruguay — 0.9%
	Republic of Uruguay,
4,960	5.100%, 06/18/50	4,972
2,148	7.625%, 03/21/36 (m)	2,943
957	7.875% (cash), 01/15/33 (m) (v)	1,318

		9,233

	Venezuela — 2.7%
	Republic of Venezuela,
6,860	7.650%, 04/21/25 (m)	3,464
20,860	Reg. S, 6.000%, 12/09/20 (m)	10,534
4,380	Reg. S, 7.750%, 10/13/19	2,431
21,400	Reg. S, 8.250%, 10/13/24	11,021
3,850	Reg. S, 9.250%, 05/07/28	2,041

		29,491

	Vietnam — 0.6%
	Republic of Vietnam,
2,650	4.800%, 11/19/24 (e)	2,690
3,243	Reg. S, 6.750%, 01/29/20	3,652

		6,342

	Zambia — 0.1%
850	Republic of Zambia, 8.500%, 04/14/24 (e)	954

	Total Foreign Government Securities (Cost $773,325)	782,102

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Foreign Exchange Currency Option — 0.0% (g)
	United States — 0.0% (g)
5,353	ILS Put/USD Call, Expiring 01/06/15 at 3.75 ILS to 1 USD, Vanilla, European Style (Cost $63)	199

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
1,440	U.S. Treasury Note, 0.250%, 03/31/15 (k) (Cost $1,441)	1,441

SHARES
Short-Term Investment — 6.7%
	Investment Company — 6.7%
72,298	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $72,298)	72,298

	Total Investments — 98.2% (Cost $1,052,822)	1,060,885
	Other Assets in Excess of Liabilities — 1.8%	19,237

	NET ASSETS — 100.0%	$1,080,122

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
776	5 Year U.S. Treasury Note	03/31/15	92,726	437
	Short Futures Outstanding
(277)	10 Year U.S. Treasury Note	03/20/15	(35,192)	(291)
(388)	U.S. Long Bond	03/20/15	(55,339)	(458)

				(312)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,327	AUD	TD Bank Financial Group	12/17/14	11,601	11,328	(273)

28,666	BRL	Goldman Sachs International †	12/17/14	12,483	11,091	(1,392)
56,723	BRL	Citibank, N.A. †	12/30/14	21,899	21,867	(32)
5,005	BRL	Deutsche Bank AG †	12/30/14	2,064	1,929	(135)
107,662	BRL	Goldman Sachs International †	12/30/14	44,010	41,504	(2,506)

159,446	CNY	HSBC Bank, N.A. †	12/17/14	25,844	25,978	134

33,553,857	COP	Credit Suisse International †	12/17/14	16,008	15,107	(901)
3,524,886	COP	Goldman Sachs International †	12/17/14	1,705	1,587	(118)
23,460,340	COP	HSBC Bank, N.A. †	12/17/14	11,713	10,562	(1,151)

10,055	EUR	Credit Suisse International	12/17/14	12,879	12,504	(375)
10,267	EUR	Merrill Lynch International	12/17/14	12,986	12,768	(218)
10,318	EUR	State Street Corp.	12/17/14	13,030	12,831	(199)

6,378	ILS	Goldman Sachs International	12/17/14	1,714	1,638	(76)
20,354	ILS	TD Bank Financial Group	12/17/14	5,301	5,227	(74)

26,589,499	KRW	HSBC Bank, N.A. †	12/17/14	25,486	23,868	(1,618)

327,731	MXN	Midland Bank plc	12/17/14	24,709	23,530	(1,179)
141,720	MXN	Barclays Bank plc	12/30/14	10,594	10,167	(427)
37,067	MXN	Royal Bank of Canada	12/30/14	2,731	2,659	(72)

41,001	MYR	BNP Paribas †	12/17/14	12,542	12,048	(494)

2,862	NZD	Goldman Sachs International	12/17/14	2,228	2,241	13
13,664	NZD	Merrill Lynch International	12/17/14	10,542	10,702	160

261,861	RUB	BNP Paribas †	12/17/14	6,503	5,224	(1,279)
461,959	RUB	HSBC Bank, N.A. †	12/17/14	10,476	9,216	(1,260)

15,674	SGD	Midland Bank plc	12/17/14	12,443	12,017	(426)
13,929	SGD	Westpac Banking Corp.	12/17/14	10,709	10,679	(30)

23,578	TRY	Midland Bank plc	12/17/14	10,493	10,584	91
23,599	TRY	TD Bank Financial Group	12/17/14	10,532	10,593	61
9,164	TRY	Barclays Bank plc	12/30/14	4,071	4,103	32
8,837	TRY	Deutsche Bank AG	12/30/14	3,820	3,957	137
9,185	TRY	Goldman Sachs International	12/30/14	4,111	4,113	2

132,472	ZAR	Deutsche Bank AG	12/17/14	11,937	11,931	(6)
80,444	ZAR	Barclays Bank plc	12/30/14	7,324	7,228	(96)
29,175	ZAR	BNP Paribas	12/30/14	2,597	2,621	24

				377,085	363,402	(13,683)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,327	AUD	Midland Bank plc	12/17/14	12,288	11,328	960

28,666	BRL	BNP Paribas †	12/17/14	11,574	11,091	483
13,647	BRL	Deutsche Bank AG †	12/17/14	5,334	5,280	54
43,207	BRL	Citibank, N.A. †	12/30/14	17,215	16,656	559
40,396	BRL	Deutsche Bank AG †	12/30/14	16,401	15,573	828
51,159	BRL	Goldman Sachs International †	12/30/14	20,640	19,722	918
7,854	BRL	State Street Corp. †	12/30/14	3,208	3,027	181
39,543	BRL	Union Bank of Switzerland AG †	12/30/14	15,749	15,244	505

66,399	CNY	Credit Suisse International †	12/17/14	10,791	10,818	(27)
13,220	CNY	Goldman Sachs International †	12/17/14	2,149	2,154	(5)
79,828	CNY	HSBC Bank, N.A. †	12/17/14	12,958	13,006	(48)

46,264,966	COP	HSBC Bank, N.A. †	12/17/14	22,909	20,829	2,080
24,698,732	COP	State Street Corp. †	12/17/14	12,666	11,120	1,546

9,608	EUR	Barclays Bank plc	12/17/14	12,395	11,948	447
10,123	EUR	Royal Bank of Canada	12/17/14	12,882	12,589	293
9,972	EUR	State Street Corp.	12/17/14	12,913	12,401	512

3,434	GBP	Citibank, N.A.	12/17/14	5,388	5,364	24

646,496	HUF	TD Bank Financial Group	12/30/14	2,680	2,621	59

46,341	ILS	Societe Generale	12/17/14	12,734	11,899	835

613,352	JPY	Midland Bank plc	12/17/14	5,295	5,168	127

13,743,544	KRW	BNP Paribas †	12/17/14	12,856	12,336	520
13,860,847	KRW	Credit Suisse International †	12/17/14	12,860	12,442	418

144,751	MXN	Citibank, N.A.	12/17/14	10,693	10,392	301
38,903	MXN	Goldman Sachs International	12/17/14	2,884	2,794	90
144,077	MXN	Merrill Lynch International	12/17/14	10,569	10,344	225
260,329	MXN	Barclays Bank plc	12/30/14	19,450	18,677	773
41,001	MYR	HSBC Bank, N.A. †	12/17/14	12,737	12,048	689

16,526	NZD	Westpac Banking Corp.	12/17/14	12,915	12,944	(29)

35,382	PLN	Deutsche Bank AG	12/17/14	10,470	10,506	(36)

9,313	RON	BNP Paribas	12/30/14	2,686	2,611	75

220,575	RUB	BNP Paribas †	12/17/14	5,391	4,400	991
263,705	RUB	Credit Suisse International †	12/17/14	6,737	5,260	1,477
239,540	RUB	Goldman Sachs International †	12/17/14	6,322	4,779	1,543

15,674	SGD	Midland Bank plc	12/17/14	12,270	12,017	253
27,429	SGD	Westpac Banking Corp.	12/17/14	21,269	21,028	241

11,866	TRY	TD Bank Financial Group	12/17/14	5,307	5,326	(19)
9,164	TRY	Barclays Bank plc	12/30/14	4,034	4,103	(69)
8,837	TRY	Citibank, N.A.	12/30/14	3,854	3,957	(103)
9,185	TRY	Deutsche Bank AG	12/30/14	3,981	4,113	(132)

132,472	ZAR	Goldman Sachs International	12/17/14	11,966	11,931	35
156,742	ZAR	Barclays Bank plc	12/30/14	14,048	14,082	(34)
91,974	ZAR	Deutsche Bank AG	12/30/14	8,199	8,263	(64)

				439,667	422,191	17,476

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
ZAR	—	South African Rand
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	27,274
Aggregate gross unrealized depreciation	(19,211)

Net unrealized appreciation/depreciation	8,063

Federal income tax cost of investments	1,052,822

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Bermuda	$—	$1,513	$—	$1,513
Brazil	—	6,317	—	6,317
Cayman Islands	—	3,541	—	3,541
Chile	—	4,021	—	4,021
Colombia	—	5,330	—	5,330
Costa Rica	—	284	—	284
Croatia	—	3,511	—	3,511
Georgia	—	2,149	—	2,149
Hungary	—	1,353	—	1,353
India	—	6,086	—	6,086
Indonesia	—	21,112	—	21,112
Ireland	—	646	—	646
Israel	—	2,788	—	2,788
Kazakhstan	—	20,847	—	20,847
Mexico	—	72,530	—	72,530
Morocco	—	6,156	—	6,156
Netherlands	—	6,036	—	6,036
Paraguay	—	943	—	943
Peru	—	2,662	—	2,662
Philippines	—	3,343	—	3,343
Singapore	—	550	—	550
South Africa	—	4,554	—	4,554
Sri Lanka	—	3,390	—	3,390
United Kingdom	—	6,400	—	6,400
Venezuela	—	18,783	—	18,783
Total Corporate Bonds	—	204,845	—	204,845

Foreign Government Securities	—	782,102	—	782,102

U.S. Treasury Obligation	—	1,441	—	1,441
Option Purchased
Foreign Exchange Currency
Option Purchased	—	199	—	199
Short-Term Investment
Investment Company	72,298	—	—	72,298

Total Investments in Securities	$72,298	$988,587	$—	$1,060,885

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Appreciation in Other Financial Instruments

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$18,696	$—	$18,696
Futures Contracts	437	—	—	437

Total Appreciation in Other Financial Instruments	$437	$18,696	$—	$19,133

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(14,903)	$—	$(14,903)
Futures Contracts	(749)	—	—	(749)

Total Depreciation in Other Financial Instruments	$(749)	$(14,903)	$—	$(15,652)

There were no transfers among any levels during the period ended November 30, 2014.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 74.0%
	Federal Farm Credit Bank — 21.6%
9,000	0.200%, 08/14/15	8,999
20,306	0.500%, 06/23/15	20,344
60,000	DN, 0.040%, 12/08/14 (n)	60,000
50,000	DN, 0.040%, 12/09/14 (n)	50,000
30,000	DN, 0.040%, 12/11/14 (n)	30,000
41,000	DN, 0.040%, 12/12/14 (n)	40,999
5,000	DN, 0.040%, 12/15/14 (n)	5,000
50,000	DN, 0.040%, 12/16/14 (n)	49,999
100,000	DN, 0.040%, 12/18/14 (n)	99,998
165,000	DN, 0.050%, 12/03/14 (n)	165,000
15,000	DN, 0.060%, 01/30/15 (n)	14,998
6,000	DN, 0.060%, 03/18/15 (n)	5,999
50,000	DN, 0.070%, 01/16/15 (n)	49,995
25,000	DN, 0.070%, 01/22/15 (n)	24,997
5,100	DN, 0.080%, 12/19/14 (n)	5,100
40,000	DN, 0.080%, 02/09/15 (n)	39,994
50,000	DN, 0.100%, 05/26/15 (n)	49,976
25,000	DN, 0.170%, 01/05/15 (n)	24,996
75,000	VAR, 0.102%, 12/02/14	75,000
25,000	VAR, 0.117%, 12/02/14	25,000
20,000	VAR, 0.119%, 12/30/14	19,999
40,000	VAR, 0.124%, 12/30/14	39,997
45,000	VAR, 0.126%, 12/06/14	44,986
35,000	VAR, 0.135%, 12/20/14	35,000
25,000	VAR, 0.147%, 12/03/14	25,002
25,000	VAR, 0.153%, 12/18/14	25,005

		1,036,383

	Federal Home Loan Bank — 52.4%
25,000	0.090%, 01/23/15	24,999
14,000	0.090%, 02/02/15	13,999
21,000	0.180%, 07/16/15	20,998
30,000	0.190%, 09/01/15	29,997
20,000	0.200%, 07/17/15	20,000
20,000	0.200%, 08/12/15	19,998
143,359	DN, 0.050%, 12/24/14 (n)	143,354
116,721	DN, 0.052%, 12/05/14 (n)	116,720
717,000	DN, 0.055%, 12/17/14 (n)	716,982
165,000	DN, 0.055%, 01/02/15 (n)	164,992
329,000	DN, 0.059%, 12/10/14 (n)	328,995
45,000	DN, 0.062%, 01/21/15 (n)	44,996
11,000	DN, 0.065%, 12/12/14 (n)	11,000
102,839	DN, 0.070%, 12/19/14 (n)	102,836
100,000	DN, 0.073%, 01/28/15 (n)	99,988
17,100	DN, 0.080%, 01/12/15 (n)	17,098
175,000	DN, 0.082%, 01/16/15 (n)	174,982
45,000	DN, 0.086%, 04/22/15 (n)	44,985
100,000	DN, 0.090%, 02/20/15 (n)	99,980
84,000	DN, 0.095%, 01/30/15 (n)	83,987
50,000	DN, 0.100%, 02/13/15 (n)	49,990
40,325	DN, 0.120%, 05/20/15 (n)	40,302
20,000	VAR, 0.106%, 12/05/14	20,000
45,000	VAR, 0.108%, 12/05/14	44,992
14,000	VAR, 0.110%, 12/17/14	13,998
35,000	VAR, 0.113%, 12/21/14	35,000
25,000	VAR, 0.145%, 12/15/14	24,999

		2,510,167

	Total U.S. Government Agency Securities (Cost $3,546,550)	3,546,550

U.S. Treasury Obligations — 20.5%
	U.S. Treasury Bills — 5.6% (n)
75,000	0.020%, 01/29/15	74,997
145,000	0.021%, 01/22/15	144,996
50,000	0.113%, 09/17/15	49,955

		269,948

	U.S. Treasury Bond — 1.1%
50,000	11.250%, 02/15/15 (m)	51,155

	U.S. Treasury Notes — 13.8%
35,000	0.250%, 01/15/15	35,005
125,000	0.250%, 01/31/15	125,043
25,000	2.125%, 05/31/15	25,251
256,000	2.250%, 01/31/15 (m)	256,940
181,928	2.375%, 02/28/15	182,968
38,000	4.000%, 02/15/15 (m)	38,310

		663,517

	Total U.S. Treasury Obligations (Cost $984,620)	984,620

	Total Investments — 94.5% (Cost $4,531,170) *	4,531,170
	Other Assets in Excess of Liabilities — 5.5%	263,477

	NET ASSETS — 100.0%	$4,794,647

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,531,170	$—	$4,531,170

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.9%
250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	252,540
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	436,354
89,786	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	88,250
156,988	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	157,375
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e)	298,495
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	99,690
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	101,500
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,787
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	271,962
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	300,473
249,039	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	245,930
132,766	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	130,429

	Total Asset-Backed Securities (Cost $2,505,134)	2,506,785

Collateralized Mortgage Obligations — 13.6%
	Agency CMO — 9.6%
	Federal Home Loan Mortgage Corp. REMIC,
500,918	Series 4088, Class JI, IO, 4.000%, 07/15/32	99,407
301,456	Series 4091, Class TS, IF, IO, 6.395%, 08/15/42	75,003
975,824	Series 4306, Class AI, IO, 3.500%, 03/15/41	155,630
763,217	Federal Home Loan Mortgage Corp. STRIPS, Series 311, Class S1, IF, IO, 5.795%, 08/15/43	172,402
	Federal National Mortgage Association REMIC,
734,596	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	102,152
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	359,621
607,969	Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42	118,065
543,055	Series 2012-93, Class SK, IF, IO, 5.895%, 09/25/42	117,093
790,485	Series 2012-135, Class SA, IF, IO, 6.045%, 11/25/39	148,482
723,208	Series 2012-144, Class SK, IF, IO, 5.945%, 01/25/43	164,357
1,368,479	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	177,215
	Government National Mortgage Association,
812,474	Series 2010-20, Class SE, IF, IO, 6.095%, 02/20/40	148,936
736,010	Series 2010-26, Class QS, IF, IO, 6.095%, 02/20/40	135,603
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	466,540

		2,440,506

	Non-Agency CMO — 4.0%
	Alternative Loan Trust,
90,337	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	92,629
225,261	Series 2005-23CB, Class A16, 5.500%, 07/25/35	227,389
33,449	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	33,304
200,000	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	206,236
288,414	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	236,170
26,403	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	27,177
136,188	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	141,724
47,413	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.000%, 10/25/37	48,034

		1,012,663

	Total Collateralized Mortgage Obligations (Cost $3,454,767)	3,453,169

Commercial Mortgage-Backed Securities — 8.3%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	252,873

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.555%, 08/15/31 (e)	100,102
	Bear Stearns Commercial Mortgage Securities Trust,
250,000	Series 2007-PW16, Class AJ, VAR, 5.898%, 06/11/40	253,740
250,000	Series 2007-PW17, Class AJ, VAR, 6.090%, 06/11/50	254,429
250,000	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	242,301
125,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.643%, 02/15/39	126,123
250,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class B, VAR, 5.673%, 03/12/44	252,526
	Wachovia Bank Commercial Mortgage Trust,
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	248,847
120,000	Series 2007-C33, Class AJ, VAR, 6.140%, 02/15/51	126,829
250,000	Series 2007-C33, Class B, VAR, 6.140%, 02/15/51	254,985

	Total Commercial Mortgage-Backed Securities (Cost $2,122,707)	2,112,755

Corporate Bonds — 45.7%
	Consumer Discretionary — 11.3%
	Auto Components — 2.5%
200,000	Gestamp Funding Luxembourg S.A., (Luxembourg), 5.625%, 05/31/20 (e)	200,000
100,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	117,500
20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	20,400
25,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	27,250
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	196,000
70,000	UCI International, Inc., 8.625%, 02/15/19	67,200

		628,350

	Automobiles — 0.6%
150,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	157,875

	Diversified Consumer Services — 0.3%
60,000	Service Corp. International, 7.500%, 04/01/27	67,800

	Hotels, Restaurants & Leisure — 1.3%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	63,700
130,000	MGM Resorts International, 7.750%, 03/15/22	146,250
20,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	21,950
20,000	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	20,850
30,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	29,775
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	22,550
20,000	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	21,950

		327,025

	Household Durables — 0.6%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	63,350
25,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	26,250
25,000	Meritage Homes Corp., 7.000%, 04/01/22	27,188
22,000	Standard Pacific Corp., 5.875%, 11/15/24	22,110
20,000	WCI Communities, Inc., 6.875%, 08/15/21	20,250

		159,148

	Media — 5.2%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	206,750
40,000	Cablevision Systems Corp., 8.000%, 04/15/20	46,000
	Clear Channel Worldwide Holdings, Inc.,
115,000	Series B, 6.500%, 11/15/22	119,887
65,000	Series B, 7.625%, 03/15/20	67,665
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	123,405
	DISH DBS Corp.,
100,000	5.000%, 03/15/23	97,062
26,000	5.875%, 11/15/24 (e)	26,195
50,000	iHeartCommunications, Inc., 9.000%, 12/15/19	49,125
	Sinclair Television Group, Inc.,
100,000	5.375%, 04/01/21	100,250

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
35,000	6.125%, 10/01/22	36,050
70,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	72,275
65,000	Time, Inc., 5.750%, 04/15/22 (e)	62,400
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	208,000
35,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	35,788
50,000	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	50,500

		1,301,352

	Specialty Retail — 0.8%
	Claire’s Stores, Inc.,
35,000	6.125%, 03/15/20 (e)	32,462
65,000	9.000%, 03/15/19 (e)	65,650
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	30,363
50,000	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	52,250
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	27,156

		207,881

	Total Consumer Discretionary	2,849,431

	Consumer Staples — 2.3%
	Beverages — 0.3%
57,000	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	67,260

	Food & Staples Retailing — 0.1%
15,000	New Albertsons, Inc., 8.000%, 05/01/31	14,025

	Food Products — 1.0%
101,000	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	109,585
25,000	JBS USA LLC/JBS USA Finance, Inc., 5.875%, 07/15/24 (e)	25,431
	Post Holdings, Inc.,
65,000	6.000%, 12/15/22 (e)	61,262
6,000	6.750%, 12/01/21 (e)	5,895
25,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	27,313
35,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	36,488

		265,974

	Personal Products — 0.9%
200,000	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	211,000
25,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	25,312

		236,312

	Total Consumer Staples	583,571

	Energy — 8.2%
	Energy Equipment & Services — 1.2%
35,000	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	33,425
25,000	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	19,500
25,000	Parker Drilling Co., 6.750%, 07/15/22	19,500
20,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	16,200
25,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	23,750
160,000	Rowan Cos., Inc., 5.850%, 01/15/44	157,490
25,000	Unit Corp., 6.625%, 05/15/21	24,000

		293,865

	Oil, Gas & Consumable Fuels — 7.0%
23,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	23,230
20,000	CONSOL Energy, Inc., 5.875%, 04/15/22 (e)	19,950
50,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	49,750
35,000	Diamondback Energy, Inc., 7.625%, 10/01/21	36,400
35,000	Energy Transfer Equity LP, 5.875%, 01/15/24	37,100
140,000	Energy Transfer Partners LP, 6.500%, 02/01/42	159,694
35,000	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24 (e)	26,250
100,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	109,250
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	62,400
	Halcon Resources Corp.,
60,000	8.875%, 05/15/21	46,200
25,000	9.250%, 02/15/22	19,750
35,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	31,587
170,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	197,858
65,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/01/21 (e)	57,200
50,000	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	44,500

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
60,000	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	54,450
60,000	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	51,900
6,000	Peabody Energy Corp., 6.250%, 11/15/21	5,625
175,000	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 5.250%, 04/12/17	108,500
125,000	Petroleos Mexicanos, (Mexico), 6.625%, 06/15/35	146,250
35,000	QEP Resources, Inc., 5.250%, 05/01/23	32,900
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	35,000
50,000	Rosetta Resources, Inc., 5.875%, 06/01/22	48,000
60,000	SandRidge Energy, Inc., 8.125%, 10/15/22	48,000
25,000	Stone Energy Corp., 7.500%, 11/15/22	22,625
25,000	Swift Energy Co., 7.875%, 03/01/22	20,500
75,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	76,500
200,000	YPF S.A., (Argentina), Reg. S, 8.750%, 04/04/24	208,000

		1,779,369

	Total Energy	2,073,234

	Financials — 4.6%
	Banks — 1.5%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	220,750
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	152,058

		372,808

	Consumer Finance — 0.2%
35,000	Ally Financial, Inc., 8.000%, 11/01/31	44,012

	Diversified Financial Services — 0.1%
13,000	MSCI, Inc., 5.250%, 11/15/24 (e)	13,488
20,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	18,300

		31,788

	Insurance — 1.5%
150,000	American International Group, Inc., 6.250%, 03/15/37	168,912
20,000	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	20,650
12,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	14,070
140,000	MetLife, Inc., 6.400%, 12/15/36	155,663
20,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	21,150

		380,445

	Real Estate Investment Trusts (REITs) — 0.4%
100,000	Geo Group, Inc. (The), 6.625%, 02/15/21	104,500

	Real Estate Management & Development — 0.9%
200,000	Kaisa Group Holdings Ltd., (Cayman Islands), Reg. S, 8.875%, 03/19/18	203,000
20,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	20,050

		223,050

	Total Financials	1,156,603

	Health Care — 1.8%
	Health Care Equipment & Supplies — 0.4%
60,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 04/15/18	63,270
35,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	33,250

		96,520

	Health Care Providers & Services — 1.0%
65,000	21st Century Oncology, Inc., 8.875%, 01/15/17	65,325
20,000	Amsurg Corp., 5.625%, 07/15/22 (e)	20,500
35,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	37,056
35,000	HCA, Inc., 7.500%, 02/15/22	40,075
30,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	30,841
60,000	Tenet Healthcare Corp., 8.125%, 04/01/22	67,050

		260,847

	Pharmaceuticals — 0.4%
100,000	Valeant Pharmaceuticals International, Inc., (Canada), 7.250%, 07/15/22 (e)	106,000

	Total Health Care	463,367

	Industrials — 2.9%
	Aerospace & Defense — 0.5%
	Bombardier, Inc., (Canada),
25,000	6.125%, 01/15/23 (e)	25,687
25,000	7.750%, 03/15/20 (e)	27,500
90,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	79,200

		132,387

	Air Freight & Logistics — 0.3%
75,000	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	72,750

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Airlines — 0.1%
23,985	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	25,604

	Commercial Services & Supplies — 0.7%
25,000	ACCO Brands Corp., 6.750%, 04/30/20	26,687
	ADT Corp. (The),
50,000	3.500%, 07/15/22	43,750
35,000	6.250%, 10/15/21	36,663
20,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	20,250
35,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	34,475
20,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	19,575

		181,400

	Construction & Engineering — 0.9%
200,000	Empresas ICA S.A.B. de C.V., (Mexico), 8.875%, 05/29/24 (e)	190,000
35,000	MasTec, Inc., 4.875%, 03/15/23	33,513

		223,513

	Marine — 0.1%
35,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	35,875

	Road & Rail — 0.3%
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	63,600

	Total Industrials	735,129

	Information Technology — 2.8%
	Communications Equipment — 1.0%
35,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	34,081
65,000	Aspect Software, Inc., 10.625%, 05/15/17	61,587
100,000	Avaya, Inc., 7.000%, 04/01/19 (e)	97,750
65,000	Goodman Networks, Inc., 12.125%, 07/01/18	69,063

		262,481

	Electronic Equipment, Instruments & Components — 0.4%
35,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	36,925
50,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	53,438

		90,363

	Semiconductors & Semiconductor Equipment — 0.6%
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	23,281
	Amkor Technology, Inc.,
25,000	6.375%, 10/01/22	24,625
100,000	6.625%, 06/01/21	100,000

		147,906

	Software — 0.8%
65,000	BCP Singapore VI Cayman Financing Co., Ltd., (Cayman Islands), 8.000%, 04/15/21 (e)	66,462
65,000	Blackboard, Inc., 7.750%, 11/15/19 (e)	65,325
65,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.875% (cash), 05/01/21 (e) (v)	64,838

		196,625

	Total Information Technology	697,375

	Materials — 5.5%
	Chemicals — 1.0%
100,000	Huntsman International LLC, 4.875%, 11/15/20	101,750
35,000	PolyOne Corp., 5.250%, 03/15/23	35,262
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	62,400
54,000	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	55,620

		255,032

	Construction Materials — 0.2%
35,000	Lafarge S.A., (France), 7.125%, 07/15/36	40,950

	Metals & Mining — 4.3%
35,000	Alcoa, Inc., 5.900%, 02/01/27	38,098
130,000	Allegheny Technologies, Inc., 6.125%, 08/15/23	129,823
	ArcelorMittal, (Luxembourg),
75,000	6.000%, 03/01/21	78,844
35,000	7.500%, 10/15/39	36,225
20,000	Commercial Metals Co., 4.875%, 05/15/23	19,400
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	150,659
160,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	163,228
30,000	Hecla Mining Co., 6.875%, 05/01/21	27,975
20,000	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	19,400
30,000	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	32,700
20,000	United States Steel Corp., 7.500%, 03/15/22	21,475
170,000	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/10/39	186,463

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
200,000	Vedanta Resources plc, (United Kingdom), Reg. S, 7.125%, 05/31/23	191,500

		1,095,790

	Total Materials	1,391,772

	Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 3.5%
108,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 09/30/22	107,460
25,000	Frontier Communications Corp., 8.750%, 04/15/22	28,750
65,000	GCI, Inc., 6.750%, 06/01/21	65,325
20,000	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22	20,850
102,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	104,040
90,000	Sprint Capital Corp., 8.750%, 03/15/32	94,613
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	204,000
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	206,500
60,000	Windstream Corp., 7.500%, 04/01/23	61,050

		892,588

	Wireless Telecommunication Services — 0.7%
	Sprint Corp.,
65,000	7.125%, 06/15/24	64,269
50,000	7.875%, 09/15/23	52,375
65,000	T-Mobile USA, Inc., 6.500%, 01/15/24	66,462

		183,106

	Total Telecommunication Services	1,075,694

	Utilities — 2.1%
	Electric Utilities — 1.1%
100,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22 (e)	105,250
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	179,383

		284,633

	Independent Power & Renewable Electricity Producers — 0.4%
35,000	AES Corp., 5.500%, 03/15/24	35,700
35,000	GenOn Energy, Inc., 9.875%, 10/15/20	36,225
35,000	NRG Energy, Inc., 6.250%, 05/01/24 (e)	35,787

		107,712

	Multi-Utilities — 0.6%
120,000	NiSource Finance Corp., 5.650%, 02/01/45	142,718

	Total Utilities	535,063

	Total Corporate Bonds (Cost $11,922,203)	11,561,239

Foreign Government Securities — 5.2%
BRL 265,000	Brazil Notas do Tesouro Nacional, Serie F, (Brazil), 10.000%, 01/01/17 (m)	103,189
BRL 390,000	Federal Republic of Brazil, (Brazil), Zero Coupon, 01/01/16 (m)	133,354
80,000	Republic of Argentina, (Argentina), 7.000%, 10/03/15 (m)	78,445
135,000	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18 (m)	144,450
95,000	Republic of Colombia, (Colombia), 10.375%, 01/28/33 (m)	150,338
130,000	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15 (m)	132,600
114,000	Republic of Hungary, (Hungary), 7.625%, 03/29/41 (m)	153,330
110,000	Republic of Indonesia, (Indonesia), Reg. S, 8.500%, 10/12/35 (m)	154,687
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17 (m)	144,025
85,000	Russian Federation, (Russia), Reg. S, 12.750%, 06/24/28 (m)	133,450

	Total Foreign Government Securities (Cost $1,349,301)	1,327,868

Municipal Bonds — 2.0% (t)
	California — 0.7%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	65,833
100,000	University of California, Rev., 4.765%, 05/15/44	105,910

		171,743

	Iowa — 0.4%
90,000	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 5.000%, 07/01/33	99,588

	Michigan — 0.4%
90,000	Michigan Technological University, Rev., 10/01/34	100,269

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utah — 0.5%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	130,026

	Total Municipal Bonds (Cost $487,058)	501,626

Preferred Securities — 4.9% (x)
	Financials — 4.9%
	Banks — 3.9%
200,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	216,500
20,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	19,900
250,000	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	245,625
250,000	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	255,750
250,000	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	256,875

		994,650

	Capital Markets — 1.0%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	243,125

	Total Preferred Securities (Cost $1,223,013)	1,237,775

U.S. Treasury Obligations — 7.5%
640,000	U.S. Treasury Bond, 3.375%, 05/15/44 (m)	697,750
	U.S. Treasury Note,
250,000	2.375%, 08/15/24	254,023
916,500	2.500%, 05/15/24	942,348

	Total U.S. Treasury Obligations (Cost $1,810,675)	1,894,121

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
368,614	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $368,614)	368,614

	Total Investments — 98.6% (Cost $25,243,472)	24,963,952
	Other Assets in Excess of Liabilities — 1.4% (c)	348,629

	NET ASSETS — 100.0%	$25,312,581

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(16)	10 Year U.S. Treasury Note	03/20/15	$(2,032,750)	$(16,783)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,260
Aggregate gross unrealized depreciation	(539,780)

Net unrealized appreciation/depreciation	$(279,520)

Federal income tax cost of investments	$25,243,472

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$708,316	$1,798,469	$2,506,785
Collateralized Mortgage Obligations
Agency CMO	—	2,440,506	—	2,440,506
Non-Agency CMO	—	979,359	33,304	1,012,663

Total Collateralized Mortgage Obligations	—	3,419,865	33,304	3,453,169

Commercial Mortgage-Backed Securities	—	877,299	1,235,456	2,112,755
Corporate Bonds
Consumer Discretionary	—	2,849,431	—	2,849,431
Consumer Staples	—	583,571	—	583,571
Energy	—	2,073,234	—	2,073,234
Financials	—	1,156,603	—	1,156,603
Health Care	—	463,367	—	463,367
Industrials	—	709,525	25,604	735,129
Information Technology	—	697,375	—	697,375
Materials	—	1,391,772	—	1,391,772
Telecommunication Services	—	1,075,694	—	1,075,694
Utilities	—	535,063	—	535,063

Total Corporate Bonds	—	11,535,635	25,604	11,561,239

Foreign Government Securities	—	1,327,868	—	1,327,868
Municipal Bonds	—	501,626	—	501,626
Preferred Securities
Financials	—	1,237,775	—	1,237,775
U.S. Treasury Obligations	—	1,894,121	—	1,894,121
Short-Term Investment
Investment Company	368,614	—	—	368,614

Total Investments in Securities	$368,614	$21,502,505	$3,092,833	$24,963,952

Depreciation in Other Financial Instruments
Futures Contracts	$(16,783)	$—	$—	$(16,783)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of June 2, 2014*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities	$—	$—	$1,179	$(18)	$1,806,759	$(9,451)	$—	$—	$1,798,469
Collateralized Mortgage Obligation - Non-Agency CMO	—	—	272	49	41,334	(8,351)	—	—	33,304
Commercial Mortgage-Backed Securities	—	—	326	(56)	1,235,186	—	—	—	1,235,456
Corporate Bond - Industrials	—	—	(519)	(104)	26,227	—	—	—	25,604

	$—	$—	$1,258	$(129)	$3,109,506	$(17,802)	$—	$—	$3,092,833

*	Commencement of operations was June 2, 2014.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $1,258.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,086,746	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 2.00% (0.46%)
			Constant Default Rate	4.00% - 28.00% (19.46%)
			Yield (Discount Rate of Cash Flows)	3.30% - 4.85% (4.24%)

Asset-Backed Securities	1,086,746

	33,304	Discounted Cash Flow	Constant Prepayment Rate	18.00% (N/A)
			Yield (Discount Rate of Cash Flows)	5.70% (N/A)

Collateralized Mortgage Obligations	33,304

	1,235,456	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (20.47%)
			Yield (Discount Rate of Cash Flows)	4.55% - 5.88% (5.09%)

Commercial Mortgage-Backed Securities	1,235,456

Total	2,355,506

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was $737,327. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.0%
	Ally Auto Receivables Trust,
487	Series 2011-4, Class A4, 1.140%, 06/15/16	487
889	Series 2012-1, Class A4, 1.210%, 07/15/16	891
128	Series 2012-2, Class A3, 0.740%, 04/15/16	128
236	Series 2012-3, Class A3, 0.850%, 08/15/16	237
398	Series 2012-4, Class A3, 0.590%, 01/17/17	398
647	Series 2012-5, Class A3, 0.620%, 03/15/17	647
1,005	Series 2013-1, Class A3, 0.630%, 05/15/17	1,006
976	Series 2013-2, Class A3, 0.790%, 01/15/18	977
693	Series 2013-SN1, Class A3, 0.720%, 05/20/16	693
673	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	672
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,853
619	Series 2014-3, Class A, 1.490%, 04/15/20	622
	AmeriCredit Automobile Receivables Trust,
100	Series 2012-4, Class A3, 0.670%, 06/08/17	100
425	Series 2013-1, Class A3, 0.610%, 10/10/17	425
629	Series 2013-5, Class A3, 0.900%, 09/10/18	630
90	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	90
	BMW Vehicle Lease Trust,
521	Series 2013-1, Class A3, 0.540%, 09/21/15	521
1,726	Series 2014-1, Class A3, 0.730%, 02/21/17	1,726
	BMW Vehicle Owner Trust,
933	Series 2013-A, Class A3, 0.670%, 11/27/17	934
640	Series 2014-A, Class A3, 0.970%, 11/26/18	641
	CarMax Auto Owner Trust,
266	Series 2012-3, Class A3, 0.520%, 07/17/17	266
856	Series 2013-1, Class A3, 0.600%, 10/16/17	857
800	Series 2013-4, Class A3, 0.800%, 07/16/18	800
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,277
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,220
	CNH Equipment Trust,
12	Series 2011-B, Class A3, 0.910%, 08/15/16	12
112	Series 2012-A, Class A3, 0.940%, 05/15/17	112
422	Series 2012-C, Class A3, 0.570%, 12/15/17	422
905	Series 2012-D, Class A3, 0.650%, 04/16/18	906
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,297
652	Series 2013-C, Class A3, 1.020%, 08/15/18	654
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,857
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,547
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	2,001
	CPS Auto Receivables Trust,
663	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	665
1,001	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	1,000
1,660	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	1,662
	Credit Acceptance Auto Loan Trust,
62	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	62
1,857	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,866
118	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	120
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	407
	Exeter Automobile Receivables Trust,
718	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	719

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
281	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	281
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,120
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,354
1,749	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,750
	Ford Credit Auto Lease Trust,
570	Series 2013-B, Class A3, 0.760%, 09/15/16	571
1,002	Series 2014-B, Class A3, 0.890%, 09/15/17	1,002
	Ford Credit Auto Owner Trust,
131	Series 2012-A, Class A3, 0.840%, 08/15/16	131
195	Series 2012-B, Class A3, 0.720%, 12/15/16	195
380	Series 2012-D, Class A3, 0.510%, 04/15/17	381
694	Series 2013-B, Class A3, 0.570%, 10/15/17	694
774	Series 2013-C, Class A3, 0.820%, 12/15/17	776
986	Series 2013-D, Class A3, 0.670%, 04/15/18	986
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,425
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,102
1,128	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,131
354	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	354
1,888	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,876
	GMAT Trust,
1,519	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,529
262	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	262
	HLSS Servicer Advance Receivables Backed Notes,
2,700	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,691
1,248	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	1,236
808	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	807
	Honda Auto Receivables Owner Trust,
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
112	Series 2012-2, Class A3, 0.700%, 02/16/16	113
926	Series 2013-1, Class A3, 0.480%, 11/21/16	926
796	Series 2013-2, Class A3, 0.530%, 02/16/17	796
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,299
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,324
	Huntington Auto Trust,
1,732	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,737
90	Series 2012-1, Class A3, 0.810%, 09/15/16	90
694	Series 2012-2, Class A3, 0.510%, 04/17/17	695
	Hyundai Auto Receivables Trust,
63	Series 2010-B, Class A4, 1.630%, 03/15/17	63
172	Series 2011-B, Class A4, 1.650%, 02/15/17	172
2,045	Series 2013-A, Class A3, 0.560%, 07/17/17	2,046
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,040
964	Series 2014-A, Class A3, 0.790%, 07/16/18	965
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,895
	John Deere Owner Trust,
133	Series 2012-A, Class A3, 0.750%, 03/15/16	133
348	Series 2012-B, Class A3, 0.530%, 07/15/16	348
1,452	Series 2013-A, Class A3, 0.600%, 03/15/17	1,455
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,432
556	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	556
	Mercedes-Benz Auto Receivables Trust,
453	Series 2012-1, Class A3, 0.470%, 10/17/16	453
929	Series 2013-1, Class A3, 0.780%, 08/15/17	931

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Nissan Auto Lease Trust,
346	Series 2013-B, Class A3, 0.750%, 06/15/16	346
931	Series 2014-A, Class A3, 0.800%, 02/15/17	932
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	920
992	Series 2013-A, Class A3, 0.500%, 05/15/17	993
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,260
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,279
1,142	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,142
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,162
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,654
1,472	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	1,464
236	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	236
594	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	579
	Santander Drive Auto Receivables Trust,
61	Series 2012-5, Class A3, 0.830%, 12/15/16	61
828	Series 2013-1, Class A3, 0.620%, 06/15/17	828
389	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	393
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,523
	Toyota Auto Receivables Owner Trust,
439	Series 2013-A, Class A3, 0.550%, 01/17/17	439
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,075
614	Series 2014-C, Class A3, 0.930%, 07/16/18	616
	Trafigura Securitisation Finance plc, (Ireland),
1,373	Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	1,382
877	Series 2014-1A, Class A, VAR, 1.105%, 10/15/21 (e)	877
	Truman Capital Mortgage Loan Trust,
1,126	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,125
804	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	803
760	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	759
	USAA Auto Owner Trust,
165	Series 2012-1, Class A3, 0.430%, 08/15/16	165
1,236	Series 2014-1, Class A3, 0.580%, 12/15/17	1,236
	Vericrest Opportunity Loan Transferee,
1,615	Series 2014-NPL7, Class A1, SUB, 3.125%, 08/27/57 (e)	1,613
934	Series 2014-NPL8, Class A1, SUB, 3.375%, 10/25/54 (e)	934
1,962	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,951
	Volkswagen Auto Loan Enhanced Trust,
341	Series 2012-1, Class A3, 0.850%, 08/22/16	341
572	Series 2012-2, Class A3, 0.460%, 01/20/17	572
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,885
1,515	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,512
1,076	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	1,077
1,090	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	1,095
848	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	850
1,881	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,878
1,311	Westlake Automobile Receivables Trust, Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	1,312

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
802	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.160%, 09/15/17	806

	Total Asset-Backed Securities (Cost $118,715)	118,943

Collateralized Mortgage Obligations — 18.6%
	Agency CMO — 17.9%
144	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	148
	Federal Home Loan Mortgage Corp. REMIC,
45	Series 1578, Class K, 6.900%, 09/15/23	50
358	Series 2110, Class PG, 6.000%, 01/15/29	397
19	Series 2355, Class BP, 6.000%, 09/15/16	20
31	Series 2391, Class QR, 5.500%, 12/15/16	32
29	Series 2427, Class LW, 6.000%, 03/15/17	30
58	Series 2436, Class MC, 7.000%, 04/15/32	66
67	Series 2441, Class GF, 6.500%, 04/15/32	76
316	Series 2505, Class D, 5.500%, 09/15/32	352
872	Series 2525, Class AM, 4.500%, 04/15/32	968
231	Series 2544, Class KE, 5.500%, 12/15/32	259
496	Series 2557, Class HL, 5.300%, 01/15/33	543
26	Series 2558, Class BD, 5.000%, 01/15/18	28
145	Series 2564, Class NK, 5.000%, 02/15/18	152
170	Series 2575, Class PE, 5.500%, 02/15/33	186
638	Series 2586, Class WG, 4.000%, 03/15/33	675
18	Series 2594, Class JB, 4.500%, 04/15/18	19
38	Series 2595, Class HJ, 5.000%, 03/15/23	40
580	Series 2596, Class QD, 4.000%, 03/15/33	619
8	Series 2602, Class BD, 4.000%, 12/15/22	8
457	Series 2611, Class KH, 5.000%, 05/15/18	481
716	Series 2621, Class QH, 5.000%, 05/15/33	789
856	Series 2624, Class QH, 5.000%, 06/15/33	944
1,804	Series 2626, Class JC, 5.000%, 06/15/23	1,988
2,139	Series 2632, Class AB, 4.500%, 06/15/18	2,245
29	Series 2648, Class BK, 5.000%, 07/15/33	30
63	Series 2649, Class PJ, 3.500%, 06/15/33	66
53	Series 2649, Class QH, 4.500%, 07/15/18	55
227	Series 2649, Class WB, 3.500%, 07/15/23	234
1,815	Series 2685, Class DT, 5.000%, 10/15/23	1,990
350	Series 2687, Class JH, 5.000%, 10/15/23	386
27	Series 2692, Class QD, 5.000%, 12/15/22	27
926	Series 2696, Class DG, 5.500%, 10/15/33	1,043
14	Series 2698, Class PG, 5.000%, 06/15/32	14
256	Series 2699, Class TC, 4.000%, 11/15/18	267
2,483	Series 2701, Class AC, 5.000%, 11/15/23	2,723
8	Series 2707, Class KJ, 5.000%, 11/15/18	8
18	Series 2709, Class PE, 5.000%, 12/15/22	18
170	Series 2725, Class TA, 4.500%, 12/15/33	192
1,289	Series 2733, Class ME, 5.000%, 01/15/34	1,419
103	Series 2744, Class TU, 5.500%, 05/15/32	107
21	Series 2750, Class JB, 4.500%, 02/15/19	22
569	Series 2752, Class JB, 4.500%, 02/15/19	599
211	Series 2760, Class KT, 4.500%, 09/15/32	217
11	Series 2764, Class TE, 5.000%, 10/15/32	11
732	Series 2764, Class UE, 5.000%, 10/15/32	774
441	Series 2768, Class PK, 5.000%, 03/15/34	480
172	Series 2770, Class EV, 4.500%, 09/15/28	175
150	Series 2773, Class OC, 5.000%, 04/15/19	164
1,405	Series 2804, Class AM, 5.000%, 03/15/34	1,455
72	Series 2827, Class TE, 5.000%, 04/15/33	74
227	Series 2828, Class JE, 4.500%, 07/15/19	239
50	Series 2843, Class BC, 5.000%, 08/15/19	53
3,369	Series 2852, Class NY, 5.000%, 09/15/33	3,434

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
473	Series 2864, Class NB, 5.500%, 07/15/33	508
443	Series 2875, Class HB, 4.000%, 10/15/19	468
46	Series 2888, Class CG, 5.000%, 08/15/33	48
13	Series 2891, Class LD, 5.000%, 08/15/33	13
203	Series 2896, Class VB, 5.000%, 12/15/25	205
850	Series 2899, Class HB, 4.000%, 12/15/19	901
276	Series 2910, Class BE, 4.500%, 12/15/19	290
360	Series 2920, Class KT, 4.500%, 01/15/20	379
327	Series 2929, Class KG, 4.500%, 02/15/20	345
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,079
111	Series 2950, Class JA, 4.500%, 03/15/20	115
634	Series 2957, Class VW, 5.000%, 08/15/24	643
22	Series 2958, Class ME, 5.500%, 10/15/33	22
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,539
213	Series 2968, Class MD, 5.500%, 12/15/33	223
371	Series 2981, Class BC, 4.500%, 05/15/20	389
1,337	Series 2987, Class KG, 5.000%, 12/15/34	1,360
87	Series 2988, Class TY, 5.500%, 06/15/25	97
2,083	Series 2989, Class TG, 5.000%, 06/15/25	2,267
48	Series 2993, Class PM, 4.500%, 05/15/35	50
55	Series 3017, Class MK, 5.000%, 12/15/34	58
338	Series 3028, Class ME, 5.000%, 02/15/34	351
170	Series 3036, Class TE, 5.500%, 12/15/34	179
412	Series 3037, Class ND, 5.000%, 01/15/34	416
173	Series 3057, Class PE, 5.500%, 11/15/34	180
114	Series 3059, Class CE, 5.000%, 02/15/34	115
836	Series 3062, Class HE, 5.000%, 01/15/34	846
96	Series 3067, Class PK, 5.500%, 05/15/34	97
66	Series 3077, Class TO, PO, 04/15/35	61
83	Series 3078, Class PD, 5.500%, 07/15/34	85
24	Series 3080, Class VB, 5.000%, 06/15/25	25
175	Series 3082, Class PW, 5.500%, 12/15/35	196
4,415	Series 3084, Class BH, 5.500%, 12/15/35	4,943
231	Series 3087, Class KX, 5.500%, 12/15/25	256
5	Series 3098, Class KE, 5.500%, 09/15/34	5
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,053
3,565	Series 3102, Class CE, 5.500%, 01/15/26	3,930
759	Series 3117, Class PL, 5.000%, 08/15/34	768
95	Series 3121, Class JD, 5.500%, 03/15/26	105
330	Series 3123, Class HT, 5.000%, 03/15/26	356
199	Series 3136, Class CO, PO, 04/15/36	191
150	Series 3145, Class AJ, 5.500%, 04/15/36	168
1,254	Series 3150, Class EQ, 5.000%, 05/15/26	1,377
243	Series 3200, Class PO, PO, 08/15/36	227
480	Series 3204, Class NV, 5.000%, 08/15/17	488
752	Series 3219, Class PD, 6.000%, 11/15/35	792
186	Series 3270, Class AT, 5.500%, 01/15/37	208
124	Series 3271, Class PB, 6.000%, 12/15/35	128
29	Series 3272, Class PA, 6.000%, 02/15/37	32
122	Series 3289, Class ND, 5.500%, 06/15/35	127
4,866	Series 3294, Class DB, 4.500%, 03/15/22	5,144
151	Series 3337, Class MD, 5.500%, 06/15/27	167
232	Series 3348, Class HT, 6.000%, 07/15/37	255
1,195	Series 3349, Class HE, 5.500%, 07/15/36	1,265
89	Series 3372, Class BD, 4.500%, 10/15/22	95
10	Series 3414, Class A, 4.500%, 07/15/22	10
350	Series 3493, Class LA, 4.000%, 10/15/23	370
55	Series 3508, Class PK, 4.000%, 02/15/39	55
72	Series 3513, Class A, 4.500%, 02/15/39	77

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
652	Series 3521, Class B, 4.000%, 04/15/24	706
210	Series 3544, Class BC, 4.000%, 06/15/24	225
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,672
4,043	Series 3562, Class JC, 4.000%, 08/15/24	4,330
2,926	Series 3563, Class BD, 4.000%, 08/15/24	3,135
107	Series 3563, Class LB, 4.000%, 08/15/29	112
265	Series 3571, Class MY, 4.000%, 09/15/24	287
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,229
4,674	Series 3577, Class B, 4.000%, 09/15/24	5,003
727	Series 3578, Class KB, 4.000%, 09/15/24	768
281	Series 3593, Class PC, 5.000%, 05/15/38	289
1,030	Series 3605, Class NB, 5.500%, 06/15/37	1,084
43	Series 3652, Class A, 4.500%, 11/15/24	45
530	Series 3653, Class B, 4.500%, 04/15/30	578
3,444	Series 3653, Class HJ, 5.000%, 04/15/40	3,774
135	Series 3659, Class BD, 5.000%, 01/15/37	145
530	Series 3659, Class VG, 5.000%, 09/15/34	597
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,637
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,393
138	Series 3688, Class GT, VAR, 7.194%, 11/15/46	162
260	Series 3715, Class PC, 4.500%, 08/15/40	285
1,729	Series 3740, Class BP, 4.500%, 04/15/38	1,847
442	Series 3747, Class HI, IO, 4.500%, 07/15/37	39
1,162	Series 3747, Class PA, 4.000%, 04/15/38	1,240
239	Series 3755, Class ML, 5.500%, 06/15/29	260
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,844
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,349
967	Series 3797, Class PA, 4.500%, 08/15/39	1,019
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,757
2,610	Series 3819, Class ZQ, 6.000%, 04/15/36	2,946
500	Series 3824, Class EY, 3.500%, 03/15/31	522
2,703	Series 3827, Class BM, 5.500%, 08/15/39	2,957
1,189	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,234
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,994
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,704
821	Series 3898, Class KH, 3.500%, 06/15/26	866
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,693
600	Series 3955, Class HB, 3.000%, 12/15/40	614
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,565
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,866
356	Series 4026, Class MQ, 4.000%, 04/15/42	377
836	Series 4085, Class FB, VAR, 0.555%, 01/15/39	840
4,076	Series 4219, Class JA, 3.500%, 08/15/39	4,266
2,750	Series 4238, Class UY, 3.000%, 08/15/33	2,717
	Federal Home Loan Mortgage Corp. STRIPS,
2,185	Series 262, Class 35, 3.500%, 07/15/42	2,246
3,449	Series 279, Class F6, VAR, 0.605%, 09/15/42	3,475
	Federal National Mortgage Association — ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,854
2,718	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,800
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	889
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,938
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,836
3,500	Series 2014-M1, Class A2, VAR, 3.490%, 07/25/23	3,671
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,829
1,973	Series 2014-M13, Class A2, 3.021%, 08/25/24	2,013
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,310
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,294

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
599	Series 2014-M6, Class FA, VAR, 0.458%, 12/25/17	598
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,898
	Federal National Mortgage Association REMIC,
448	Series 1997-57, Class PN, 5.000%, 09/18/27	482
100	Series 1999-51, Class PH, 6.000%, 10/25/29	104
201	Series 2001-63, Class TC, 6.000%, 12/25/31	226
492	Series 2001-81, Class HE, 6.500%, 01/25/32	563
16	Series 2002-24, Class AJ, 6.000%, 04/25/17	17
508	Series 2002-75, Class GB, 5.500%, 11/25/32	552
186	Series 2002-85, Class PE, 5.500%, 12/25/32	206
209	Series 2003-5, Class EQ, 5.500%, 02/25/23	228
111	Series 2003-21, Class OU, 5.500%, 03/25/33	123
6	Series 2003-22, Class UH, 4.000%, 12/25/32	6
141	Series 2003-23, Class CH, 5.000%, 04/25/33	156
800	Series 2003-26, Class EB, 3.500%, 04/25/33	831
580	Series 2003-41, Class BK, 5.000%, 05/25/18	610
248	Series 2003-48, Class TC, 5.000%, 06/25/23	271
213	Series 2003-55, Class HY, 5.000%, 06/25/23	232
430	Series 2003-63, Class YB, 5.000%, 07/25/33	469
637	Series 2003-69, Class N, 5.000%, 07/25/33	688
342	Series 2003-80, Class QG, 5.000%, 08/25/33	389
270	Series 2003-84, Class GE, 4.500%, 09/25/18	283
27	Series 2003-84, Class PG, 5.000%, 03/25/32	27
363	Series 2003-85, Class QD, 5.500%, 09/25/33	411
514	Series 2003-86, Class VH, 5.500%, 04/25/22	521
66	Series 2003-87, Class TJ, 4.500%, 09/25/18	69
136	Series 2003-94, Class CE, 5.000%, 10/25/33	148
1,693	Series 2003-129, Class ME, 5.000%, 08/25/23	1,764
11	Series 2003-131, Class CG, 5.500%, 05/25/33	11
228	Series 2003-134, Class MH, 5.000%, 06/25/33	238
898	Series 2004-44, Class KT, 6.000%, 06/25/24	993
305	Series 2004-53, Class NC, 5.500%, 07/25/24	334
659	Series 2004-70, Class EB, 5.000%, 10/25/24	717
32	Series 2004-81, Class HA, 4.250%, 10/25/24	34
737	Series 2005-5, Class CK, 5.000%, 01/25/35	776
1,284	Series 2005-22, Class HE, 5.000%, 10/25/33	1,303
1,768	Series 2005-29, Class WC, 4.750%, 04/25/35	1,939
627	Series 2005-33, Class QD, 5.000%, 01/25/34	659
294	Series 2005-48, Class TD, 5.500%, 06/25/35	334
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,129
178	Series 2005-58, Class EP, 5.500%, 07/25/35	195
124	Series 2005-62, Class CP, 4.750%, 07/25/35	129
213	Series 2005-68, Class BE, 5.250%, 08/25/35	256
553	Series 2005-68, Class PG, 5.500%, 08/25/35	614
210	Series 2005-86, Class AX, 5.500%, 10/25/35	218
139	Series 2005-86, Class WD, 5.000%, 03/25/34	141
92	Series 2005-99, Class AE, 5.500%, 12/25/35	96
33	Series 2005-101, Class ND, 5.000%, 06/25/34	33
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,504
764	Series 2005-110, Class GL, 5.500%, 12/25/35	872

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
58	Series 2005-110, Class MB, 5.500%, 09/25/35	63
33	Series 2005-116, Class PB, 6.000%, 04/25/34	34
70	Series 2005-121, Class V, 4.500%, 06/25/29	71
211	Series 2006-7, Class TD, 6.000%, 04/25/35	216
699	Series 2006-22, Class CE, 4.500%, 08/25/23	754
34	Series 2006-30, Class GA, 5.500%, 07/25/20	35
139	Series 2006-41, Class MC, 5.500%, 07/25/35	145
590	Series 2006-44, Class OG, 5.500%, 12/25/34	594
378	Series 2006-45, Class NW, 5.500%, 01/25/35	384
204	Series 2006-49, Class PA, 6.000%, 06/25/36	227
579	Series 2006-53, Class CM, 5.000%, 01/25/35	585
433	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	437
143	Series 2006-57, Class PD, 5.500%, 01/25/35	144
573	Series 2006-65, Class TE, 5.500%, 05/25/35	594
800	Series 2006-114, Class HE, 5.500%, 12/25/36	916
113	Series 2007-33, Class HE, 5.500%, 04/25/37	126
284	Series 2007-63, Class PC, 5.500%, 07/25/36	284
45	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	6
565	Series 2007-71, Class GB, 6.000%, 07/25/37	640
567	Series 2007-71, Class KP, 5.500%, 07/25/37	624
1,133	Series 2007-76, Class PK, 6.000%, 06/25/36	1,166
215	Series 2007-77, Class TD, 5.500%, 01/25/36	220
288	Series 2007-113, Class DB, 4.500%, 12/25/22	307
371	Series 2008-65, Class CD, 4.500%, 08/25/23	393
239	Series 2008-68, Class VK, 5.500%, 03/25/27	242
2,797	Series 2008-70, Class BY, 4.000%, 08/25/23	2,929
74	Series 2008-72, Class BX, 5.500%, 08/25/38	83
26	Series 2008-74, Class B, 5.500%, 09/25/38	29
61	Series 2009-37, Class KI, IF, IO, 5.845%, 06/25/39	8
365	Series 2009-39, Class LB, 4.500%, 06/25/29	392
1,626	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,810
241	Series 2009-71, Class MB, 4.500%, 09/25/24	260
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	3,929
160	Series 2009-78, Class J, 5.000%, 09/25/19	168
59	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	10
136	Series 2009-86, Class OT, PO, 10/25/37	126
25	Series 2009-86, Class PC, 5.000%, 03/25/37	25
3,305	Series 2009-92, Class AD, 6.000%, 11/25/39	3,710
104	Series 2009-96, Class CB, 4.000%, 11/25/49	108
513	Series 2009-96, Class DB, 4.000%, 11/25/29	554
417	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	58
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
50	Series 2010-10, Class MA, 4.500%, 04/25/34	50
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,282
500	Series 2010-28, Class DE, 5.000%, 04/25/30	560
218	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	30
4,938	Series 2010-37, Class CY, 5.000%, 04/25/40	5,291
700	Series 2010-41, Class DC, 4.500%, 05/25/25	761
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,648
183	Series 2010-54, Class EA, 4.500%, 06/25/40	195

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
231	Series 2010-56, Class BD, 5.000%, 12/25/38	239
38	Series 2010-64, Class DM, 5.000%, 06/25/40	42
47	Series 2010-64, Class EH, 5.000%, 10/25/35	48
622	Series 2010-71, Class HJ, 5.500%, 07/25/40	708
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,330
308	Series 2010-111, Class AE, 5.500%, 04/25/38	333
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,284
2,381	Series 2010-135, Class HE, 3.000%, 01/25/21	2,452
760	Series 2011-22, Class MA, 6.500%, 04/25/38	858
1,978	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,226
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,064
500	Series 2011-50, Class LP, 4.000%, 06/25/41	530
2,735	Series 2011-61, Class V, 4.500%, 08/25/22	2,849
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,183
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,007
701	Series 2012-103, Class DA, 3.500%, 10/25/41	722
1,712	Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	1,704
2,627	Series 2013-83, Class CA, 3.500%, 10/25/37	2,760
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,578
	Federal National Mortgage Association STRIPS,
78	Series 293, Class 1, PO, 12/25/24	74
135	Series 314, Class 1, PO, 07/25/31	122
	Government National Mortgage Association,
87	Series 2002-44, Class JC, 6.000%, 07/20/32	100
703	Series 2002-79, Class KL, 5.500%, 11/20/32	787
218	Series 2003-10, Class KJ, 5.500%, 02/20/33	244
685	Series 2003-29, Class PD, 5.500%, 04/16/33	770
521	Series 2003-33, Class NE, 5.500%, 04/16/33	569
120	Series 2003-40, Class TD, 5.000%, 03/20/33	123
286	Series 2003-65, Class AP, 5.500%, 08/20/33	319
1,122	Series 2003-77, Class TK, 5.000%, 09/16/33	1,239
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,878
69	Series 2004-54, Class BG, 5.500%, 07/20/34	76
30	Series 2004-75, Class NG, 5.500%, 09/20/33	31
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,018
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,034
450	Series 2005-11, Class PL, 5.000%, 02/20/35	495
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,725
768	Series 2005-33, Class AY, 5.500%, 04/16/35	855
259	Series 2005-49, Class B, 5.500%, 06/20/35	289
552	Series 2005-51, Class DC, 5.000%, 07/20/35	603
96	Series 2005-56, Class BD, 5.000%, 07/20/35	106
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
105	Series 2006-38, Class SG, IF, IO, 6.495%, 09/20/33	2
69	Series 2007-26, Class SW, IF, IO, 6.045%, 05/20/37	10
673	Series 2007-37, Class LB, 5.500%, 06/16/37	749
467	Series 2007-79, Class BL, 5.750%, 08/20/37	526
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	508
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,132
390	Series 2008-23, Class YA, 5.250%, 03/20/38	429

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,637	Series 2008-33, Class PB, 5.500%, 04/20/38	1,823
293	Series 2008-34, Class PG, 5.250%, 04/20/38	331
400	Series 2008-35, Class NF, 5.000%, 04/20/38	440
571	Series 2008-38, Class BE, 5.000%, 07/16/36	605
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,141
324	Series 2008-43, Class NB, 5.500%, 05/20/38	365
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,039
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,479
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,438
10	Series 2008-62, Class SA, IF, IO, 5.995%, 07/20/38	1
306	Series 2008-76, Class US, IF, IO, 5.745%, 09/20/38	41
299	Series 2008-95, Class DS, IF, IO, 7.145%, 12/20/38	52
464	Series 2009-14, Class AG, 4.500%, 03/20/39	500
103	Series 2009-15, Class NA, 5.000%, 12/20/38	109
77	Series 2009-61, Class AP, 4.000%, 08/20/39	82
733	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	107
482	Series 2009-106, Class ST, IF, IO, 5.845%, 02/20/38	68
175	Series 2010-7, Class EA, 5.000%, 06/16/38	193
139	Series 2010-14, Class QP, 6.000%, 12/20/39	148
458	Series 2010-130, Class BD, 4.000%, 12/20/39	488
557	Series 2010-157, Class OP, PO, 12/20/40	470
3,060	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	3,449
2,503	Series 2014-H11, Class VA, VAR, 0.652%, 06/20/64	2,505
1,043	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,189

		305,251

	Non-Agency CMO — 0.7%
170	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	176
946	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.795%, 07/25/34	906
399	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	399
51	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	52
716	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	729
	Citigroup Mortgage Loan Trust, Inc.,
61	Series 2003-1, Class 3A4, 5.250%, 09/25/33	64
121	Series 2004-HYB4, Class WA, VAR, 2.531%, 12/25/34	121
71	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	73
65	CSMC, Series 2010-1R, Class 5A1, VAR, 4.928%, 01/27/36 (e)	66
427	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	445
474	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	488
	JP Morgan Mortgage Trust,
1,374	Series 2006-A2, Class 5A3, VAR, 2.438%, 11/25/33	1,377
228	Series 2007-A1, Class 5A5, VAR, 2.576%, 07/25/35	233
350	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	352
31	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	32
295	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	313
	Merrill Lynch Mortgage Investors Trust,
441	Series 2003-F, Class A1, VAR, 0.795%, 10/25/28	438
509	Series 2004-B, Class A1, VAR, 0.655%, 05/25/29	485
113	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	119
186	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	197
19	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	19
39	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	40

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,088	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.455%, 12/20/34	1,036
	Springleaf Mortgage Loan Trust,
87	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	88
231	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	234
730	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	728
417	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.854%, 01/19/34	403
830	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 1.973%, 12/25/44	826
	WaMu Mortgage Pass-Through Certificates Trust,
428	Series 2003-AR11, Class A6, VAR, 2.424%, 10/25/33	432
15	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	15
568	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	560
1,422	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,438

		12,884

	Total Collateralized Mortgage Obligations (Cost $315,592)	318,135

Commercial Mortgage-Backed Securities — 2.8%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,334
	Banc of America Commercial Mortgage Trust,
1,873	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,981
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,200
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	203
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,413
34	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	404
45	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	48
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,819
2,122	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	2,232
	DBRR Trust,
749	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	748
911	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	915
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,157
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,259
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,056
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,025
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,003
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,368
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.537%, 08/12/37	1,415
860	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	907
1,227	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,324
32,119	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.272%, 12/12/49 (e)	357
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,318
	Morgan Stanley Capital I Trust,
46,435	Series 2007-HQ11, Class X, IO, VAR, 0.390%, 02/12/44 (e)	188
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	618
676	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	679

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
250	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	257
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	889
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,090
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,517
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,931
1,674	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.444%, 12/15/44	1,720
344	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	344
	WFRBS Commercial Mortgage Trust,
159	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	160
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,886

	Total Commercial Mortgage-Backed Securities (Cost $46,810)	46,799

Corporate Bonds — 27.0%
	Consumer Discretionary — 1.8%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	140
1,135	4.250%, 03/01/21	1,227
40	5.000%, 03/30/20	44

		1,411

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,106
584	2.625%, 09/15/16 (e)	600

		2,706

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	771
400	7.600%, 10/11/15	423
200	7.700%, 10/30/25	263
781	CBS Corp., 3.700%, 08/15/24	780
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	532
	Comcast Corp.,
400	5.700%, 07/01/19	463
335	5.900%, 03/15/16	357
335	6.500%, 01/15/17	373
176	Cox Communications, Inc., 5.450%, 12/15/14	176
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
945	3.800%, 03/15/22	969
360	4.450%, 04/01/24	379
287	5.000%, 03/01/21	317
422	Discovery Communications LLC, 4.375%, 06/15/21	450
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,994
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,792
800	4.300%, 11/23/23	851
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	62
3,425	8.750%, 02/14/19	4,296
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	740
	Time Warner, Inc.,
200	3.550%, 06/01/24	200
1,715	4.050%, 12/15/23	1,785
	Viacom, Inc.,
40	1.250%, 02/27/15	40
500	3.125%, 06/15/22	488
189	3.250%, 03/15/23	185
361	3.875%, 12/15/21	375
300	3.875%, 04/01/24	303
750	4.250%, 09/01/23	781
200	4.500%, 03/01/21	215
35	6.250%, 04/30/16	38
806	Walt Disney Co. (The), 1.100%, 12/01/17	804

		21,238

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	201
1,240	7.450%, 07/15/17	1,421
175	Nordstrom, Inc., 4.000%, 10/15/21	188
618	Target Corp., 3.500%, 07/01/24	636

		2,446

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	265
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	533
450	2.700%, 04/01/23	445
986	3.750%, 02/15/24	1,049
1,004	Lowe’s Cos., Inc., 3.125%, 09/15/24	1,009

		3,301

	Total Consumer Discretionary	31,102

	Consumer Staples — 1.9%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,081
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	885
1,000	1.800%, 09/01/16	1,021
400	4.875%, 03/15/19	451
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,001
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,259
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,520

		8,218

	Food & Staples Retailing — 0.5%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,194
800	CVS Health Corp., 4.000%, 12/05/23	846
	Kroger Co. (The),
92	5.400%, 07/15/40	104
700	6.150%, 01/15/20	820
1,000	6.400%, 08/15/17	1,125
222	Sysco Corp., 3.000%, 10/02/21	226
469	Walgreen Co., 3.100%, 09/15/22	467
272	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	276
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,623
200	3.300%, 04/22/24	207
930	3.625%, 07/08/20	997

		7,885

	Food Products — 0.7%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,479
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	932
400	6.000%, 11/27/17 (e)	451
1,000	7.350%, 03/06/19 (e)	1,210
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,125
100	5.650%, 02/15/19	114
	Kellogg Co.,
513	3.250%, 05/21/18	537
1,606	4.000%, 12/15/20	1,735
	Kraft Foods Group, Inc.,
1,029	3.500%, 06/06/22	1,063
425	6.875%, 01/26/39	553
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,676
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		12,048

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	197
1,800	2.400%, 06/01/23	1,747
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,826

		3,770

	Total Consumer Staples	31,921

	Energy — 2.2%
	Energy Equipment & Services — 0.5%
199	Cameron International Corp., 4.000%, 12/15/23	209
	Halliburton Co.,
350	3.500%, 08/01/23	357
550	6.150%, 09/15/19	643
750	8.750%, 02/15/21	961
800	Nabors Industries, Inc., 4.625%, 09/15/21	827
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,440
719	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	681
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	242
737	3.650%, 12/01/23	773
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	432
1,020	6.500%, 11/15/20	1,009
460	7.375%, 04/15/18	502

		8,076

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.7%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,002
400	Apache Corp., 6.900%, 09/15/18	466
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,016
317	2.750%, 05/10/23	303
712	3.245%, 05/06/22	710
800	3.875%, 03/10/15	807
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,215
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	881
500	5.900%, 02/01/18	562
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,205
	Chevron Corp.,
1,000	2.355%, 12/05/22	971
285	3.191%, 06/24/23	293
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	868
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	504
	Devon Energy Corp.,
725	3.250%, 05/15/22	726
1,250	6.300%, 01/15/19	1,443
467	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	451
550	Encana Corp., (Canada), 5.900%, 12/01/17	616
263	Enterprise Products Operating LLC, 3.900%, 02/15/24	272
240	EOG Resources, Inc., 2.625%, 03/15/23	232
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	816
964	Marathon Petroleum Corp., 3.625%, 09/15/24	955
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	425
	Petrobras International Finance Co. S.A., (Cayman Islands),
1,000	3.500%, 02/06/17	991
500	7.875%, 03/15/19	551
270	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24	287
173	Phillips 66, 4.300%, 04/01/22	185
	Plains All American Pipeline LP/PAA Finance Corp.,
575	3.650%, 06/01/22	588
300	3.850%, 10/15/23	307
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	483
50	6.200%, 04/15/18	56
710	8.000%, 10/01/19	882
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,126
1,200	3.125%, 08/17/17	1,260
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	353
200	6.100%, 06/01/18	229
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,103
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	802
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.875%, 02/17/22	200
	Total Capital S.A., (France),
240	2.300%, 03/15/16	245
1,003	4.125%, 01/28/21	1,098
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	438
1,045	3.750%, 10/16/23	1,079
300	7.125%, 01/15/19	357

		29,639

	Total Energy	37,715

	Financials — 10.0%
	Banks — 4.0%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,654
	Bank of America Corp.,
53	3.300%, 01/11/23	53
360	3.625%, 03/17/16	372
737	4.100%, 07/24/23	777
780	5.000%, 05/13/21	869
865	5.625%, 07/01/20	992
585	Series L, 5.650%, 05/01/18	654
600	6.400%, 08/28/17	675
427	6.500%, 08/01/16	464
2,000	6.875%, 04/25/18	2,320
2,600	7.625%, 06/01/19	3,164

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of Montreal, (Canada),
1,162	1.400%, 09/11/17	1,169
558	2.375%, 01/25/19	565
100	2.550%, 11/06/22	97
	Bank of Nova Scotia (The), (Canada),
1,500	1.375%, 12/18/17	1,493
500	2.550%, 01/12/17	516
630	2.800%, 07/21/21	633
	BB&T Corp.,
166	2.050%, 06/19/18	168
705	3.200%, 03/15/16	725
60	3.950%, 04/29/16	63
500	5.200%, 12/23/15	523
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	523
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,333
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	999
484	3.750%, 06/16/24	498
31	4.587%, 12/15/15	32
232	4.750%, 05/19/15	237
202	5.375%, 08/09/20	231
5,400	8.500%, 05/22/19	6,806
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	115
553	3.875%, 02/08/22	590
350	4.500%, 01/11/21	388
447	Discover Bank, 4.200%, 08/08/23	468
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,424
	Fifth Third Bancorp,
470	2.300%, 03/01/19	473
1,400	3.625%, 01/25/16	1,444
425	Fifth Third Bank, 2.875%, 10/01/21	426
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	520
1,000	3.500%, 06/28/15 (e)	1,018
1,100	4.750%, 01/19/21 (e)	1,230
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	831
1,000	5.100%, 04/05/21	1,135
	KeyCorp,
807	2.300%, 12/13/18	813
850	5.100%, 03/24/21	957
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,143
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	921
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,035
	National City Corp.,
400	4.900%, 01/15/15	402
100	6.875%, 05/15/19	118
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	647
	PNC Funding Corp.,
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	52
50	5.625%, 02/01/17	54
725	6.700%, 06/10/19	866
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,299
1,193	2.000%, 10/01/18	1,215
600	2.200%, 07/27/18	610
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	440
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,915
1,500	SunTrust Bank, 2.750%, 05/01/23	1,457
800	SunTrust Banks, Inc., 3.600%, 04/15/16	831
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	733
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	404
1,041	2.500%, 07/14/16	1,071
	U.S. Bancorp,
307	1.650%, 05/15/17	311
500	2.200%, 04/25/19	505
60	2.450%, 07/27/15	61
215	2.950%, 07/15/22	213
732	4.125%, 05/24/21	799
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,113
3,895	5.750%, 02/01/18	4,399
	Wells Fargo & Co.,
428	2.150%, 01/15/19	432
1,000	3.000%, 01/22/21	1,024

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,133

		67,697

	Capital Markets — 2.1%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,275
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
80	Series 1, 2.950%, 06/18/15	81
1,440	4.150%, 02/01/21	1,566
155	4.600%, 01/15/20	172
200	BlackRock, Inc., 6.250%, 09/15/17	227
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	518
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	555
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
520	Credit Suisse, (Switzerland), 3.625%, 09/09/24	531
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	83
	Deutsche Bank AG, (Germany),
150	1.350%, 05/30/17	150
350	3.250%, 01/11/16	359
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	303
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	506
90	3.625%, 02/07/16	93
500	3.625%, 01/22/23	508
112	3.700%, 08/01/15	114
196	5.250%, 07/27/21	221
900	5.375%, 03/15/20	1,015
1,195	Series D, 6.000%, 06/15/20	1,384
5,150	7.500%, 02/15/19	6,172
	Jefferies Group LLC,
745	6.875%, 04/15/21	865
1,005	8.500%, 07/15/19	1,233
	Macquarie Bank Ltd., (Australia),
1,000	2.000%, 08/15/16 (e)	1,017
291	2.600%, 06/24/19 (e)	295
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	923
	Morgan Stanley,
323	3.450%, 11/02/15	331
880	4.350%, 09/08/26	892
622	5.000%, 11/24/25	668
1,000	5.450%, 01/09/17	1,084
331	5.500%, 07/24/20	376
2,500	5.625%, 09/23/19	2,849
510	5.750%, 01/25/21	588
1,400	6.000%, 04/28/15	1,431
1,700	7.300%, 05/13/19	2,042
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	284
300	5.000%, 03/04/15	303
	State Street Corp.,
1,724	3.100%, 05/15/23	1,693
1,154	3.700%, 11/20/23	1,209
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	394
928	5.750%, 04/25/18	1,049

		36,493

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	449
	American Express Co.,
200	6.150%, 08/28/17	225
1,820	7.000%, 03/19/18	2,124
	American Honda Finance Corp.,
250	2.250%, 08/15/19	252
1,450	7.625%, 10/01/18 (e)	1,756
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	177
510	2.750%, 08/20/21	515
900	2.850%, 06/01/22	903
675	7.150%, 02/15/19	813
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	483
592	2.375%, 03/12/19	591
627	3.000%, 06/12/17	647
757	3.984%, 06/15/16	788
240	4.207%, 04/15/16	250
460	HSBC Finance Corp., 5.000%, 06/30/15	471
	John Deere Capital Corp.,
753	Series FIX, 1.050%, 10/11/16	758
65	1.700%, 01/15/20	63
250	3.150%, 10/15/21	259
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	599
1,400	2.200%, 09/15/19	1,412
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	429
1,700	2.000%, 09/15/16	1,738
800	2.625%, 01/10/23	792

		17,661

	Diversified Financial Services — 1.1%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,697
400	Countrywide Financial Corp., 6.250%, 05/15/16	428
	General Electric Capital Corp.,
636	1.600%, 11/20/17	642
200	2.100%, 12/11/19	203
337	2.250%, 11/09/15	343
125	4.375%, 09/16/20	138
6,700	4.625%, 01/07/21	7,495
331	5.300%, 02/11/21	378
1,845	5.500%, 01/08/20	2,132
80	5.625%, 09/15/17	89
605	5.625%, 05/01/18	685
70	5.875%, 01/14/38	87
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,587
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	856
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	45
150	3.400%, 08/12/23	156
1,555	4.300%, 09/22/19	1,718
40	4.375%, 03/25/20	44

		18,723

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,859
651	Allstate Corp. (The), 3.150%, 06/15/23	654
	American International Group, Inc.,
536	Series NOTE, 2.300%, 07/16/19	541
282	4.125%, 02/15/24	300
	Aon Corp.,
621	3.125%, 05/27/16	639
94	3.500%, 09/30/15	96
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	321
267	2.450%, 12/15/15	273
2,160	5.400%, 05/15/18	2,436
61	Chubb Corp. (The), 5.750%, 05/15/18	69
	CNA Financial Corp.,
50	5.850%, 12/15/14	50
860	5.875%, 08/15/20	991
420	6.500%, 08/15/16	457
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,037
900	5.000%, 06/01/21 (e)	989
	Lincoln National Corp.,
96	4.200%, 03/15/22	102
768	4.850%, 06/24/21	848
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,230
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	711
1,600	3.000%, 01/10/23 (e)	1,595
400	3.125%, 01/11/16 (e)	412
426	3.875%, 04/11/22 (e)	451
	New York Life Global Funding,
1,024	2.150%, 06/18/19 (e)	1,031
500	3.000%, 05/04/15 (e)	506
471	Principal Financial Group, Inc., 3.125%, 05/15/23	465
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		18,268

	Real Estate Investment Trusts (REITs) — 0.7%
360	American Tower Corp., 3.500%, 01/31/23	349
909	Boston Properties LP, 3.800%, 02/01/24	930
672	Duke Realty LP, 3.875%, 02/15/21	701
600	Equity Commonwealth, 6.650%, 01/15/18	661
1,752	ERP Operating LP, 4.625%, 12/15/21	1,932
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,046
469	3.875%, 08/15/24	476
577	4.250%, 11/15/23	602
	Health Care REIT, Inc.,
2,007	4.500%, 01/15/24	2,113
600	5.250%, 01/15/22	667
457	Prologis LP, 4.250%, 08/15/23	482
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,317

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
200	6.125%, 05/30/18	230

		11,506

	Total Financials	170,348

	Health Care — 1.3%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,164
1,350	4.100%, 06/15/21	1,443
700	Celgene Corp., 3.950%, 10/15/20	746

		3,353

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	537

	Health Care Providers & Services — 0.4%
381	Aetna, Inc., 1.750%, 05/15/17	385
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,455
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	358
1,500	2.875%, 03/15/23	1,490
187	3.375%, 11/15/21	197
400	4.700%, 02/15/21	451
470	Ventas Realty LP, 3.750%, 05/01/24	472
	WellPoint, Inc.,
100	2.375%, 02/15/17	102
700	3.300%, 01/15/23	699

		5,705

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	440

	Pharmaceuticals — 0.7%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,276
250	Actavis, Inc., 3.250%, 10/01/22	244
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,140
555	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	604
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,850
857	Johnson & Johnson, 3.375%, 12/05/23	914
1,400	Merck & Co., Inc., 1.300%, 05/18/18	1,390
1,800	Mylan, Inc., 2.600%, 06/24/18	1,833
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,194
1,106	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	1,137
174	Zoetis, Inc., 1.875%, 02/01/18	172

		11,754

	Total Health Care	21,789

	Industrials — 2.7%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	884
	Boeing Co. (The),
540	4.875%, 02/15/20	613
750	7.950%, 08/15/24	1,055
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,929
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,338
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	397
850	4.250%, 11/15/19	932
325	Northrop Grumman Corp., 5.050%, 08/01/19	363
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,454
476	Raytheon Co., 3.150%, 12/15/24	477
1,550	United Technologies Corp., 6.125%, 02/01/19	1,814

		11,256

	Air Freight & Logistics — 0.2%
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,427
1,600	3.125%, 01/15/21	1,672
425	5.125%, 04/01/19	481

		3,580

	Airlines — 0.2%
420	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	424
84	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	90
974	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	1,042
330	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	363
281	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	285
41	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	43

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
71	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	77
463	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	493

		2,817

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	428
1,200	5.500%, 09/15/19	1,367
	Waste Management, Inc.,
862	2.900%, 09/15/22	854
242	4.600%, 03/01/21	268
150	4.750%, 06/30/20	166

		3,083

	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	351
526	Fluor Corp., 3.375%, 09/15/21	540

		891

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	849
500	5.400%, 03/01/19	568
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	490
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,247
480	5.750%, 03/11/18	539

		3,693

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	37
	Deere & Co.,
298	2.600%, 06/08/22	295
700	4.375%, 10/16/19	772
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,456
228	Parker-Hannifin Corp., 3.300%, 11/21/24	232

		2,792

	Road & Rail — 1.0%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,168
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	725
246	Canadian Pacific Railway Ltd., (Canada), 4.500%, 01/15/22	272
	CSX Corp.,
3,000	6.250%, 03/15/18	3,432
230	7.375%, 02/01/19	278
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,490
650	3.850%, 11/15/24 (e)	662
315	4.500%, 08/16/21 (e)	343
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	358
250	3.000%, 04/01/22	253
829	3.250%, 12/01/21	855
750	3.850%, 01/15/24	792
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	263
	Ryder System, Inc.,
555	2.450%, 09/03/19	556
290	2.500%, 03/01/17	296
535	3.500%, 06/01/17	561
100	3.600%, 03/01/16	103
	Union Pacific Corp.,
850	3.250%, 01/15/25	864
1,200	3.750%, 03/15/24	1,279
1,931	4.163%, 07/15/22	2,122

		17,927

	Total Industrials	46,311

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	187
180	4.450%, 01/15/20	200
975	4.950%, 02/15/19	1,092
250	5.500%, 02/22/16	265

		1,744

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	398
155	6.000%, 04/01/20	177
1,350	7.500%, 01/15/27	1,655

		2,230

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — 0.2%
	eBay, Inc.,
318	2.600%, 07/15/22	302
225	2.875%, 08/01/21	222
2,100	3.250%, 10/15/20	2,148

		2,672

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,150	1.625%, 05/15/20	1,111
629	1.950%, 07/22/16	643
40	8.375%, 11/01/19	51
1,650	Xerox Corp., 5.625%, 12/15/19	1,870

		3,929

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
987	2.700%, 12/15/22	981
1,501	3.300%, 10/01/21	1,574
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	859
790	2.750%, 03/12/21	798

		4,212

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,034
	Microsoft Corp.,
486	2.375%, 05/01/23	479
1,500	4.200%, 06/01/19	1,656
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,249
539	Series NOTE, 2.800%, 07/08/21	546
720	5.750%, 04/15/18	818
50	6.500%, 04/15/38	66

		5,848

	Technology Hardware, Storage & Peripherals — 0.2%
1,006	Apple, Inc., 2.850%, 05/06/21	1,031
1,025	EMC Corp., 2.650%, 06/01/20	1,029
567	Hewlett-Packard Co., 4.375%, 09/15/21	599

		2,659

	Total Information Technology	23,294

	Materials — 1.1%
	Chemicals — 0.8%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	536
800	3.500%, 10/01/24	797
15	4.125%, 11/15/21	16
89	4.250%, 11/15/20	96
17	8.550%, 05/15/19	21
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	232
2,000	6.000%, 07/15/18	2,302
	Ecolab, Inc.,
792	1.000%, 08/09/15	795
279	1.450%, 12/08/17	278
	Monsanto Co.,
365	1.850%, 11/15/18	365
664	2.750%, 07/15/21	664
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,595
708	4.250%, 11/15/23	741
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	102
1,050	6.500%, 05/15/19	1,243
	PPG Industries, Inc.,
550	3.600%, 11/15/20	577
1,325	6.650%, 03/15/18	1,528
25	7.400%, 08/15/19	31
	Praxair, Inc.,
250	2.200%, 08/15/22	239
1,000	3.000%, 09/01/21	1,020
100	4.625%, 03/30/15	101
240	5.200%, 03/15/17	263
315	Rohm & Haas Co., 7.850%, 07/15/29	439
400	Union Carbide Corp., 7.500%, 06/01/25	518

		14,499

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	335

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	386
	Freeport-McMoRan, Inc.,
350	1.400%, 02/13/15	351

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
352	2.150%, 03/01/17	355
1,600	3.875%, 03/15/23	1,574
	Nucor Corp.,
305	4.000%, 08/01/23	320
172	5.850%, 06/01/18	194
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	848
650	6.500%, 07/15/18	749

		4,817

	Total Materials	19,651

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
850	3.875%, 08/15/21	894
1,500	4.450%, 05/15/21	1,634
2,800	5.500%, 02/01/18	3,117
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,500
461	1.625%, 06/28/16	465
256	2.000%, 06/22/15	258
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,052
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,084
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
525	2.750%, 09/14/16	540
50	9.000%, 03/01/31	75
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	437
248	5.134%, 04/27/20	277
114	5.462%, 02/16/21	129
161	5.877%, 07/15/19	185
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	822
886	4.150%, 03/15/24	933
1,057	4.500%, 09/15/20	1,157

		14,827

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	377
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,018
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,319
500	5.625%, 02/27/17	546

		3,260

	Total Telecommunication Services	18,087

	Utilities — 3.6%
	Electric Utilities — 2.6%
800	Appalachian Power Co., 4.600%, 03/30/21	897
372	Arizona Public Service Co., 3.350%, 06/15/24	384
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,595
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	254
	DTE Electric Co.,
197	2.650%, 06/15/22	194
1,000	3.375%, 03/01/25	1,030
1,500	3.650%, 03/15/24	1,583
200	3.900%, 06/01/21	216
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,354
50	6.450%, 10/15/32	67
233	Duke Energy Corp., 3.550%, 09/15/21	244
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	171
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	461
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	726
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	446
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	763
3,700	Georgia Power Co., 4.250%, 12/01/19	4,087
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,857
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,327
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	100
25	7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,167
1,000	7.125%, 03/15/19	1,203

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
318	2.400%, 09/15/19	319
1,539	2.700%, 09/15/19	1,569
200	6.000%, 03/01/19	230
40	7.875%, 12/15/15	43
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	961
300	NSTAR Electric Co., 2.375%, 10/15/22	293
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,399
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	380
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	768
424	3.250%, 09/15/21	435
1,500	3.250%, 06/15/23	1,512
400	3.400%, 08/15/24	404
350	3.850%, 11/15/23	369
50	6.050%, 03/01/34	63
200	PacifiCorp, 5.650%, 07/15/18	228
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,674
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	800
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	221
560	Progress Energy, Inc., 4.400%, 01/15/21	613
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	295
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	242
	Public Service Electric & Gas Co.,
1,100	2.000%, 08/15/19	1,098
25	2.700%, 05/01/15	25
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,040
650	5.500%, 08/15/18	739
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,181
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,890
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,588
1,099	2.950%, 01/15/22	1,116
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,005
545	2.950%, 09/15/21	558

		44,509

	Gas Utilities — 0.3%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,711
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	931
156	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	162
1,300	TransCanada PipeLines Ltd., (Canada), 3.800%, 10/01/20	1,368

		4,172

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	189
	PSEG Power LLC,
940	4.150%, 09/15/21	998
221	4.300%, 11/15/23	233
350	5.125%, 04/15/20	392

		1,812

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	975
550	5.250%, 08/15/19	620
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	576
	Consumers Energy Co.,
137	2.850%, 05/15/22	137
1,060	5.650%, 04/15/20	1,230
350	Dominion Resources, Inc., 4.450%, 03/15/21	384
784	DTE Energy Co., Series F, 3.850%, 12/01/23	823
	NiSource Finance Corp.,
300	3.850%, 02/15/23	315
500	5.450%, 09/15/20	571
940	6.125%, 03/01/22	1,124
100	6.800%, 01/15/19	118
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	204

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
1,400	9.800%, 02/15/19	1,816

		8,900

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	369
1,400	3.850%, 03/01/24	1,490

		1,859

	Total Utilities	61,252

	Total Corporate Bonds (Cost $446,331)	461,470

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	526
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,606
347	Republic of Panama, (Panama), 4.000%, 09/22/24	354
467	Republic of Poland, (Poland), 4.000%, 01/22/24	493
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	486
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	585
627	3.600%, 01/30/25	629
694	4.000%, 10/02/23	732

	Total Foreign Government Securities (Cost $5,241)	5,411

Mortgage Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,077	5.500%, 01/01/24 - 02/01/24	4,475
256	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	286
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,674	4.500%, 05/01/41	2,916
428	5.000%, 10/01/33	478
6	6.000%, 12/01/36	7
2,169	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,259
	Federal National Mortgage Association, 15 Year, Single Family,
105	6.000%, 10/01/19 - 01/01/24	112
2,067	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,189
	Federal National Mortgage Association, 30 Year, Single Family,
1,922	5.000%, 08/01/40	2,143
1,061	6.000%, 12/01/32 - 04/01/35	1,217
1,741	6.500%, 10/01/36 - 10/01/38	2,031
943	7.000%, 04/01/37 - 11/01/38	1,099
	Federal National Mortgage Association, Other,
2,597	VAR, 0.507%, 01/01/23	2,593
1,367	VAR, 0.527%, 05/01/24	1,367
3,000	1.446%, 07/01/17	3,020
2,400	1.792%, 05/01/20	2,381
1,989	1.940%, 07/01/19	1,994
4,800	2.077%, 06/01/20	4,805
964	2.190%, 12/01/22	953
1,483	2.211%, 04/01/19	1,509
2,619	2.418%, 12/01/22	2,600
2,478	2.428%, 05/01/23	2,456
4,927	2.480%, 12/01/22 - 07/01/23	4,893
5,168	2.490%, 10/01/17 - 01/01/23	5,197
1,000	2.590%, 11/01/21	1,011
3,000	2.604%, 05/01/23	2,988
2,137	2.614%, 03/01/23	2,145
2,000	2.650%, 08/01/22	2,019
2,000	2.670%, 07/01/22	2,029
2,684	2.703%, 04/01/23	2,728
1,148	2.996%, 06/01/22	1,187
1,970	3.050%, 10/01/20	2,070
1,387	3.110%, 10/01/21	1,456
1,330	3.131%, 12/01/21	1,386
1,500	3.380%, 12/01/23	1,588
1,300	3.450%, 11/01/23	1,383
1,500	3.482%, 11/01/20	1,599
3,500	3.492%, 01/01/18	3,711
6,792	3.500%, 05/01/43 - 06/01/43	7,067
1,721	3.590%, 10/01/20	1,854
1,000	3.596%, 12/01/20	1,072
2,434	3.658%, 10/01/20	2,605
1,150	3.690%, 11/01/23	1,241
2,344	3.805%, 05/01/22	2,535
1,651	3.810%, 01/01/19	1,777
4,754	3.868%, 06/01/18	5,094
3,400	3.895%, 09/01/21	3,695
1,236	3.988%, 07/01/21	1,346
4,210	4.000%, 07/01/42	4,529

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,000	4.174%, 10/01/20	1,100
753	4.369%, 02/01/20	835
1,000	4.402%, 07/01/21	1,115
1,908	4.474%, 04/01/21	2,132
957	4.794%, 01/01/21	1,081
518	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	586

	Total Mortgage Pass-Through Securities (Cost $117,900)	119,944

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $643 )	664

U.S. Government Agency Securities — 16.5%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	25,963
	Federal Home Loan Mortgage Corp.,
25,000	0.750%, 01/12/18	24,761
30,000	0.875%, 02/22/17	30,107
20,000	1.000%, 07/28/17	20,085
25,000	1.250%, 10/02/19	24,531
61,000	2.375%, 01/13/22	61,882
8,800	2.875%, 02/09/15	8,846
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,311
51,450	1.750%, 06/20/19	51,955
11,500	5.000%, 02/13/17	12,591
735	Tennessee Valley Authority, 1.750%, 10/15/18	747

	Total U.S. Government Agency Securities (Cost $277,874)	281,779

U.S. Treasury Obligations — 19.7%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,418
41,705	0.125%, 04/15/17	44,256
60,000	0.125%, 04/15/18	62,406
26,500	0.125%, 01/15/22	27,547
10,000	0.125%, 07/15/22	10,244
15,000	1.125%, 01/15/21	17,253
91,400	1.875%, 07/15/15	113,319
15,000	2.000%, 01/15/16	18,477

	Total U.S. Treasury Obligations (Cost $341,955)	336,920

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
50,959	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) † (Cost $50,959)	50,959

	Total Investments — 101.9% (Cost $1,722,020)	1,741,024
	Liabilities in Excess of Other Assets — (1.9)%	(33,168)

	NET ASSETS — 100.0%	$1,707,856

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(204)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(191)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(836)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(366)
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	(20)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	(307)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(109)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(2,687)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(527)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(266)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(238)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(730)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(296)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(89)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(90)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	913
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(738)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	16,000	(162)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(540)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(524)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(1,758)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(127)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(581)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	20,000	(509)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(74)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(865)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,133)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(1,851)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	(59)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	22,000	(215)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(1,925)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,127)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(2,377)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(987)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(543)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(422)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(726)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(356)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(759)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(695)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(788)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(900)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	3,000	(34)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(5,159)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(618)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(982)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(613)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(667)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(166)
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(172)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(2,666)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(1,392)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(84)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(507)

					$(39,844)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(1)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $33,740 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,199
Aggregate gross unrealized depreciation	(10,195)

Net unrealized appreciation/depreciation	$19,004

Federal income tax cost of investments	$1,722,020

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2–  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$95,647	$23,296	$118,943
Collateralized Mortgage Obligations
Agency CMO	—	305,251	—	305,251
Non-Agency CMO	—	12,203	681	12,884

Total Collateralized Mortgage Obligations	—	317,454	681	318,135

Commercial Mortgage-Backed Securities	—	44,316	2,483	46,799
Corporate Bonds
Consumer Discretionary	—	31,102	—	31,102
Consumer Staples	—	31,921	—	31,921
Energy	—	37,715	—	37,715
Financials	—	170,348	—	170,348
Health Care	—	21,789	—	21,789
Industrials	—	43,494	2,817	46,311
Information Technology	—	23,294	—	23,294
Materials	—	19,651	—	19,651
Telecommunication Services	—	17,003	1,084	18,087
Utilities	—	61,252	—	61,252

Total Corporate Bonds	—	457,569	3,901	461,470

Foreign Government Securities	—	5,411	—	5,411
Mortgage Pass-Through Securities	—	119,944	—	119,944
Supranational	—	664	—	664
U.S. Government Agency Securities	—	281,779	—	281,779
U.S. Treasury Obligations	—	336,920	—	336,920
Short-Term Investment
Investment Company	50,959	—	—	50,959

Total Investments in Securities	$50,959	$1,659,704	$30,361	$1,741,024

Appreciation in Other Financial Instruments
Swaps	$—	$913	$—	$913

Depreciation in Other Financial Instruments
Swaps	$—	$(40,757)	$—	$(40,757)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$9,366	$—	(a)	$(13)	$5	$18,192	$(4,254)	$—	$—	$23,296
Collateralized Mortgage Obligations - Non-Agency CMO	—	—		(15)	— (a)	—	(271)	967	—	681
Commercial Mortgage-Backed Securities	3,107	—	(a)	80	(160)	—	(544)	—	—	2,483
Corporate Bonds - Industrials	2,972	—		(21)	(1)	—	(133)	—	—	2,817
Corporate Bonds - Telecommunication Services	—	—		(32)	—	—	—	1,116	—	1,084

	$15,445	$—		$(1)	$(156)	$18,192	$(5,202)	$2,083	$—	$30,361

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(69,000).

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (continued)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$14,025	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.59%)
			Constant Default Rate	0.00% -28.00% (18.55%)
			Yield (Discount Rate of Cash Flows)	1.27% - 4.27% (3.06%)

Asset-Backed Securities	14,025

	971	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.00%)
			Constant Default Rate	0.25% -18.00% (15.79%)
			Yield (Discount Rate of Cash Flows)	2.91% - 4.30% (3.08%)

Collateralized Mortgage Obligations	971

	3,182	Discounted Cash Flow	Constant Prepayment Rate	0 - 100.00% (16.54%)
			Constant Default Rate	0.00% -28.00% (20.35%)
			Yield (Discount Rate of Cash Flows)	(8.70%) - 3.39% (2.00%)

Commercial Mortgage-Backed Securities	3,182

Total	$18,178

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $12,183,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (continued)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describes the derivatives used by the Fund.

(1). Swaps — The Fund engages in swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position (s); and, (iv) documentation risk relating to disagreements over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.5% (t)
	Alabama — 0.9%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	10,918

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	2,062
	City of Huntsville, School Capital Improvement Warrants,
2,000	Series B, GO, 5.000%, 09/01/18 (p)	2,303

		4,365

	Other Revenue — 0.5%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,438
2,000	Series A, Rev., 5.000%, 02/01/24	2,459
2,000	Series A, Rev., 5.000%, 02/01/25	2,427
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,590
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,074
3,590	Rev., 5.000%, 03/01/27	4,267

		18,255

	Total Alabama	33,538

	Alaska — 0.7%
	Other Revenue — 0.6%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,162
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,406

		24,568

	Utility — 0.1%
	Alaska Municipal Bond Bank,
1,000	Series 2009-1, Rev., 5.250%, 09/01/23	1,140
1,000	Series 2009-1, Rev., 5.375%, 09/01/25	1,141
1,000	Series 2009-1, Rev., 5.500%, 09/01/27	1,135

		3,416

	Total Alaska	27,984

	Arizona — 3.2%
	Certificate of Participation/Lease — 1.0%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,146
15,000	COP, 5.750%, 09/01/18	17,566
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	1,741
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	5,182
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,216
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,195
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,968
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,290
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,397
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,024

		36,725

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,038

	General Obligation — 0.3%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,931
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,074
1,265	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,300
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,185
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,399

		10,889

	Hospital — 0.2%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,775
5,000	Series D, Rev., 5.000%, 01/01/24	5,543

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,033

		9,351

	Other Revenue — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,820
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,158
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,536
1,000	Series B, Rev., 5.000%, 07/01/24	1,160
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,150
2,000	Series A, Rev., 5.000%, 07/01/27	2,281
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25 (w)	1,241
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,183
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,139
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,113
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,036

		16,817

	Prerefunded — 0.2%
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 08/01/15 (p)	1,033
5,540	Maricopa County IDA, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,539
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	1,000

		7,572

	Special Tax — 0.0% (g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	557

	Transportation — 0.3%
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,368
2,000	Series A, Rev., 5.000%, 07/01/24	2,263
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,789

		9,420

	Utility — 0.3%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,562
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,123
500	Series A, Rev., 5.000%, 01/01/21	577
1,000	Series A, Rev., 5.000%, 01/01/22	1,122
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	5,156

		11,540

	Water & Sewer — 0.4%
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,499
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,641
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,753
1,875	Rev., 5.250%, 07/01/23	2,360
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,298
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,310

		16,861

	Total Arizona	122,770

	California — 13.9%
	Certificate of Participation/Lease — 0.4%
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,584
1,750	Series A, Rev., 5.000%, 06/01/20	1,792

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,550
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,440

		14,366

	Education — 1.4%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,229
2,285	California State University, Systemwide, Series A, Rev., 5.000%, 11/01/30	2,718
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,002
14,000	Los Angeles Unified School District, Series A-2, GO, 5.000%, 07/01/21	16,928
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,890
5,000	Series O, Rev., 5.750%, 05/15/30	5,909
10,000	Series O, Rev., 5.750%, 05/15/34	11,713

		52,389

	General Obligation — 6.8%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,411
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,149
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	489
910	GO, AGM, 5.000%, 08/01/25	976
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,619
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,618
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,989
3,540	GO, 5.000%, 08/01/30	4,121
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,906
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	13,567
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,224
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,651
1,000	Series C, GO, Zero Coupon, 08/01/27	695
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,938
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,758
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,373
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,262
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,327
11,670	Series C, GO, 5.000%, 07/01/24	14,499
36,915	Series C, GO, 5.000%, 07/01/25	45,361
5,505	Series C, GO, 5.000%, 07/01/26	6,682
	Los Angeles Unified School District, Election of 2004,
10,315	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	11,076
6,120	Series I, GO, 5.250%, 07/01/23	7,168
5,090	San Diego Community College District, GO, 5.000%, 08/01/24	6,195
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,637
5,000	State of California, GO, 5.000%, 08/01/16	5,384
	State of California, Various Purpose,
2,070	GO, 4.000%, 11/01/44 (w)	2,107
14,100	GO, 5.000%, 04/01/17	15,555
1,000	GO, 5.000%, 09/01/19	1,177
4,655	GO, 5.000%, 09/01/20	4,928
7,000	GO, 5.000%, 10/01/29	7,759
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,838
6,800	GO, 5.500%, 04/01/21	8,059

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
15,000	GO, 5.625%, 04/01/26	17,765
6,685	GO, 6.500%, 04/01/33	8,160
1,565	GO, AMBAC, 5.000%, 02/01/27	1,939
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,177
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,103

		259,647

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,413
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,979

		5,392

	Other Revenue — 3.3%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,198
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., 1.500%, 04/01/47	7,073
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	802
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	942
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,724
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,316
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,389
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,157
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,372
5,130	Series H, Rev., 5.000%, 09/01/30 (w)	5,843
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,377
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,936
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,219
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,356
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,492
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,644
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	3,979
3,075	Series B, Rev., 5.000%, 07/01/32	3,585
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,036
2,000	Series C, Rev., 5.000%, 06/01/26	2,371
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,414
2,000	Rev., AGM, 5.000%, 08/01/20	2,260
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,355
1,600	Sacramento Suburban Water District, Series A, Rev., 4.750%, 11/01/22	1,930
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,497
10,000	Series A, Rev., 5.000%, 05/01/30	11,756
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,438
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,411
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,882

		127,758

	Prerefunded — 0.2%
35	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,790
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	958
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,695

		8,486

	Utility — 0.8%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28 (w)	1,500
2,710	Series D, Rev., 5.000%, 07/01/30 (w)	3,203
2,500	Series D, Rev., 5.000%, 07/01/31 (w)	2,946
2,890	Series D, Rev., 5.000%, 07/01/33 (w)	3,382
4,750	Series D, Rev., 5.000%, 07/01/34 (w)	5,528
250	Series D, Rev., 5.000%, 07/01/35 (w)	289
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,890
9,545	Series A, Rev., 5.250%, 11/15/22	11,093

		30,831

	Water & Sewer — 0.9%
280	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	286
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,835
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,143
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,299
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,466
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,585
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,114
2,165	Series A, Rev., 5.000%, 05/15/22	2,540
6,200	Series A, Rev., 5.000%, 05/15/23	7,258
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,190

		32,716

	Total California	531,585

	Colorado — 3.7%
	Certificate of Participation/Lease — 0.1%
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,828

	Education — 0.1%
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,361
750	Series A, Rev., 5.750%, 06/01/19 (p)	902

		3,263

	General Obligation — 1.1%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,083
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,845
9,500	GO, 5.000%, 12/15/22	11,528

		41,456

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,326

	Prerefunded — 2.3%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,439
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	28,359
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,544
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,543
1,610	Douglas County School District No. Re-1, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,614

		86,499

	Total Colorado	142,372

	Connecticut — 1.0%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,883
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,165

		15,048

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,399
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,455

		2,854

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	119
350	Series A, Rev., 5.000%, 08/15/25	414
150	Series A, Rev., 5.000%, 08/15/26	176
250	Series A, Rev., 5.000%, 08/15/27	292
300	Series A, Rev., 5.000%, 08/15/29 (w)	346
100	Series A, Rev., 5.500%, 08/15/23 (w)	124
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,986
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,404

		8,861

	Special Tax — 0.3%
	State of Connecticut, Transportation Infrastructure Purposes,
2,000	Series A, Rev., 5.000%, 09/01/30 (w)	2,362
5,000	Series A, Rev., 5.000%, 09/01/31 (w)	5,887
2,500	Series A, Rev., 5.000%, 09/01/33 (w)	2,929

		11,178

	Total Connecticut	37,941

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,376
4,000	Series B, GO, 5.000%, 07/01/22	4,906
3,710	Series B, GO, 5.000%, 07/01/23	4,600
1,000	Series C, GO, 5.000%, 10/01/25	1,272
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	415

		13,569

	Prerefunded — 0.0% (g)
1,650	State of Delaware, Prerefunded, GO, 5.000%, 07/01/20 (p)	1,970

	Total Delaware	15,539

	District of Columbia — 0.2%
	Other Revenue — 0.2%
1,150	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,150
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,880

	Total District of Columbia	7,030

	Florida — 2.6%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/09/15 (p)	4,022

	General Obligation — 1.3%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,611
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,344
1,250	Series A, GO, 5.000%, 06/01/25	1,478
5,000	Series B, GO, 4.750%, 06/01/21	5,161
14,600	Series D, GO, 5.000%, 06/01/24	17,317
1,260	Series D, GO, 5.500%, 06/01/18	1,461
4,515	Series E, GO, 5.000%, 06/01/19	5,279
4,740	Series E, GO, 5.000%, 06/01/20	5,638
5,800	Series F, GO, 5.000%, 06/01/20	6,250

		50,539

	Housing — 0.1%
1,905	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,031
1,020	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,089

		3,120

	Other Revenue — 0.4%
765	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	793
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,859

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,105
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,685
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/09/15 (p)	5,792

		15,234

	Prerefunded — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	10,013

	Special Tax — 0.1%
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,737
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,435

		4,172

	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,117

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	587
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	8,928

		9,515

	Total Florida	100,732

	Georgia — 3.1%
	General Obligation — 0.7%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,880
2,000	GO, 5.000%, 02/01/26	2,316
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,645
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,569
7,515	Series G, GO, 5.000%, 10/01/16	8,152

		26,562

	Other Revenue — 1.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,177
1,960	Rev., 5.000%, 12/01/22	2,297
1,000	Rev., 5.000%, 12/01/23	1,168
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,129
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,408
445	Series A, Rev., 5.000%, 05/01/27	534
595	Series A, Rev., 5.000%, 05/01/28	709
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,931
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,242
2,465	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/19	2,779
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,049

		41,423

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,660

	Special Tax — 0.2%
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/20	5,646
1,330	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,473

		7,119

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,723

	Water & Sewer — 1.0%
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,186
6,565	Rev., 5.000%, 07/01/21	7,582
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,861
8,660	Series B, Rev., 5.250%, 10/01/23	10,668

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,348

		37,645

	Total Georgia	120,132

	Hawaii — 0.6%
	General Obligation — 0.2%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,129
5,000	Series DY, GO, 5.000%, 02/01/19	5,809

		6,938

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,782
520	Rev., 5.250%, 01/01/18	592
5,120	Rev., 5.250%, 01/01/21	5,872
2,450	Rev., 6.000%, 01/01/29	2,859

		16,105

	Total Hawaii	23,043

	Idaho — 0.4%
	Hospital — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,006

	Illinois — 3.0%
	Education — 0.2%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,990

	General Obligation — 1.2%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,525
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22 (w)	1,863
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,552
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,396
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,147
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,709
485	County of McHenry, Community Unit School District No. 200, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	490
3,000	County of McHenry, McHenry County Conservation District, GO, 5.000%, 02/01/20 (w)	3,520
	State of Illinois,
3,000	GO, 5.000%, 02/01/22	3,363
8,885	Series A, GO, 5.000%, 03/01/19	8,919
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,699
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,027
830	GO, 5.750%, 06/01/27	943
620	GO, 5.750%, 06/01/28	696

		43,849

	Other Revenue — 0.5%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	172
200	Rev., 5.000%, 01/01/21	230
150	Rev., 5.000%, 01/01/22	172
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,755
600	Rev., 5.000%, 11/01/22	705
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,987
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,609
10,000	Illinois State Toll Highway Authority, Toll Highway Senior, Series D, Rev., 5.000%, 01/01/24 (w)	12,058

		20,688

	Prerefunded — 0.2%
2,130	Chicago Board of Education, Dedicated Revenues - DePriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,131
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,545

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,372

		8,048

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,239
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,547
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,020

		31,806

	Water & Sewer — 0.1%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,407
700	Rev., 5.000%, 01/01/22	824
	City of Chicago, Second Lien Water, Project,
1,000	Rev., 5.000%, 11/01/27	1,161
500	Rev., 5.000%, 11/01/30	570

		3,962

	Total Illinois	114,343

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.1%
1,630	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,678
1,410	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,559

		3,237

	Education — 0.1%
3,000	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,089

	Other Revenue — 1.2%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	387
375	Series B, Rev., 5.000%, 01/01/23	440
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,148
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,762
5,205	Series A, Rev., 5.000%, 02/01/30	6,010
18,805	Series C, Rev., 5.000%, 02/01/21	22,024
3,000	Series C, Rev., 5.000%, 02/01/30	3,493
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,165
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,329
1,000	Series A, Rev., 5.000%, 06/01/32	1,145
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	863
1,245	Series D, Rev., 5.000%, 01/01/24	1,487
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	342
750	Rev., 5.000%, 07/15/23	912
1,255	Rev., 5.000%, 07/15/24	1,540

		47,047

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,259

	Total Indiana	56,632

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,741
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,215

		8,956

	Housing — 0.0% (g)
640	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	674

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,383
12,905	Rev., 5.000%, 08/01/29	15,023
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	600

		22,006

	Total Iowa	31,636

	Kansas — 2.9%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,665
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	779
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,187

		9,631

	Other Revenue — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,352
3,800	Series A, Rev., 5.000%, 09/01/22	4,435
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,634
2,500	Series A, Rev., 5.000%, 09/01/18	2,876
7,000	Series A, Rev., 5.000%, 09/01/19	8,225
7,000	Series A, Rev., 5.000%, 09/01/20	8,366
5,750	Series C, Rev., 5.000%, 09/01/24	7,143

		44,031

	Prerefunded — 1.5%
5,480	City of Kansas, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,480
25,000	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,883
3,225	County of Labette, Single Family Mortgage, Capital Accumulator Bonds, Series A, Rev., Zero Coupon, 12/01/14 (p)	3,225
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,192

		57,780

	Total Kansas	111,442

	Kentucky — 1.0%
	Certificate of Participation/Lease — 0.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,741
1,000	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/21	1,189
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,706

		4,636

	Education — 0.1%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,668
1,000	Series B, Rev., 5.000%, 10/01/20	1,113

		2,781

	Other Revenue — 0.4%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,073
1,175	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/22	1,409
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,092
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,364
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,153
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,578
5,145	Series A, Rev., 5.000%, 07/01/27	5,932

		14,601

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,301
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	516

		2,817

	Transportation — 0.0% (g)
	Louisville Regional Airport Authority, Airport System,
2,000	Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	2,054

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,185

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,693
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,067
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,930

		7,690

	Total Kentucky	37,764

	Louisiana — 2.1%
	Certificate of Participation/Lease — 0.1%
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,542

	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,558
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,101
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,131

		3,790

	Housing — 0.0% (g)
318	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	322
935	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	998

		1,320

	Other Revenue — 0.3%
	City of Alexandria, Utilities,
970	Series A, Rev., 4.750%, 05/01/38	1,053
1,400	Series A, Rev., 5.000%, 05/01/43	1,542
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,923
3,495	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,700
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,111
2,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	2,096

		11,425

	Prerefunded — 1.1%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,291
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,777
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,672
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,521
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,599

		41,860

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 0.5%
3,565	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,774
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,941
2,125	Rev., AGC, 5.000%, 08/01/21	2,445
2,000	Rev., AGC, 5.000%, 08/01/22	2,301
3,490	Rev., AGC, 5.250%, 08/01/19	4,124

		17,585

	Transportation — 0.0% (g)
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,480

	Total Louisiana	81,002

	Maryland — 0.7%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,570

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,875

	Other Revenue — 0.1%
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,489

	Private Placement — 0.0% (g)
1,333	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	1,338

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	10,969

	Total Maryland	26,241

	Massachusetts — 2.5%
	Certificate of Participation/Lease — 0.2%
5,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/29	6,342

	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,698
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,200
2,100	Series M, Rev., 5.250%, 07/01/29	2,748

		9,646

	General Obligation — 0.9%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,489
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,074
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,249
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,151
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,166

		35,129

	Other Revenue — 0.9%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,328
10,530	Series A, Rev., 5.250%, 07/01/27	13,432
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,797
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,842
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,885

		33,284

	Prerefunded — 0.1%
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,440

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/25	2,831

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,231

		5,062

	Total Massachusetts	94,903

	Michigan — 2.1%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,517

	General Obligation — 0.9%
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,638
2,060	GO, AGM, Zero Coupon, 06/01/18	1,925
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,165
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,621
	County of Kent, Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,805
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,932
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,703
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,932
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,937
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,381
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,127
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,535
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,430
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	330
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15 (p)	1,531
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,146

		33,138

	Hospital — 0.1%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,134
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,522

		2,656

	Housing — 0.0% (g)
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
155	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	159
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,919

		2,078

	Other Revenue — 0.6%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,197
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,010
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,154
1,000	Series A, Rev., 5.500%, 07/01/41	1,184
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,146
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,114
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,138
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	1,059
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,548
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,525
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,710
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,344
610	Rev., 5.000%, 11/15/26	710
1,035	Rev., 5.000%, 11/15/27	1,205

		24,044

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 0.1%
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,421

	Transportation — 0.0% (g)
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,206

	Utility — 0.1%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,507
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,629

		3,136

	Water & Sewer — 0.2%
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,037
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,849
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,079

		8,965

	Total Michigan	82,161

	Minnesota — 0.9%
	General Obligation — 0.6%
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,967
10,000	Series H, GO, 5.000%, 11/01/19	11,824

		23,791

	Other Revenue — 0.1%
1,170	City of Marshall, GO, 5.000%, 02/01/23	1,427
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,115

		2,542

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,262

	Total Minnesota	34,595

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,200
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,937

	Total Mississippi	42,137

	Missouri — 2.8%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,691
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	728

		2,419

	Housing — 0.0% (g)
310	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	330
520	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	557

		887

	Other Revenue — 2.0%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,685
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,661
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,441
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.000%, 07/01/22	4,418
3,740	Series B, Rev., 5.000%, 07/01/24	4,465
3,905	Series B, Rev., 5.000%, 07/01/29	4,586
2,050	Series B, Rev., 5.000%, 07/01/30	2,407
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,112

		76,775

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.4%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,721
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,267
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,734

		16,722

	Water & Sewer — 0.3%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,484

	Total Missouri	106,287

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,808
1,500	Rev., GAN, 5.000%, 06/01/23	1,688

	Total Montana	3,496

	Nebraska — 0.1%
	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,625

	New Jersey — 2.5%
	Certificate of Participation/Lease — 0.2%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,777
3,300	Series A, COP, 5.000%, 06/15/21	3,652

		6,429

	Education — 0.1%
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,604

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,703
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,397
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	528
50	Series A, Rev., 5.750%, 06/15/16 (p)	54

		7,682

	Prerefunded — 1.6%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	33,650
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,050
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,049
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,710
12,000	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	12,318

		62,777

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,856

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,328
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,465
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,525
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,698

		6,016

	Total New Jersey	94,364

	New Mexico — 1.1%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
480	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	523

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
1,380	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,477
1,655	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,765

		3,765

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,265

	Other Revenue — 0.7%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,120
1,150	Rev., 5.000%, 06/01/29	1,373
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,992
1,645	Series B, Rev., 5.000%, 06/01/21	1,851
1,890	Series B, Rev., 5.000%, 06/01/26	2,110
2,050	Series B, Rev., 5.000%, 06/01/28	2,272
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,912
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,770

		24,400

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,031

	Total New Mexico	41,461

	New York — 18.1%
	Certificate of Participation/Lease — 0.2%
5,635	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series A, Rev., 5.000%, 06/15/25	6,970
355	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Rev., 5.600%, 04/01/15	360

		7,330

	Education — 0.4%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,284
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,915
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,951
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,807

		15,957

	General Obligation — 0.7%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,758
	City of New York, Fiscal Year 2014,
5,000	Series G, GO, 5.000%, 08/01/22	5,990
9,520	Series G, GO, 5.000%, 08/01/25	11,400
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,683
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	114

		26,961

	Other Revenue — 12.1%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,205
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,281
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,511
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,862
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,928

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,606
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,490
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,437
11,100	Series B, Rev., 5.000%, 02/01/26	12,883
12,660	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	14,811
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,582
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,467
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	23,241
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,814
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,400
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,935
10,000	Series A, Rev., 5.000%, 02/15/28	11,829
5,000	Series A, Rev., 5.000%, 02/15/29	5,883
9,000	Series B, Rev., 5.000%, 03/15/24	10,773
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	15,311
5,500	Series A, Rev., 5.000%, 03/15/30	6,544
15,000	Series A, Rev., 5.000%, 03/15/31 (w)	17,806
15,000	Series A, Rev., 5.000%, 03/15/32 (w)	17,752
7,225	Series A, Rev., 5.000%, 03/15/34 (w)	8,511
8,750	Series A, Rev., 5.000%, 03/15/44 (w)	10,091
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	641
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,359
2,000	Series A, Rev., 5.000%, 05/15/28	2,346
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,930
4,345	Series B, Rev., 5.000%, 06/15/27	5,072
7,280	Series D, Rev., 5.000%, 06/15/25	8,684
5,325	Series D, Rev., 5.000%, 06/15/27	6,278
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35	1,310
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	23,098
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,221
12,185	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Rev., AMBAC, 5.000%, 04/01/21	12,663
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,671
7,820	Series D, Rev., 5.500%, 01/01/19	9,200
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,509
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,538
	Sales Tax Asset Receivable Corp.,
3,365	Series A, Rev., 5.000%, 10/15/25	4,182
2,500	Series A, Rev., 5.000%, 10/15/26	3,085
3,785	Series A, Rev., 5.000%, 10/15/29	4,568
5,520	Series A, Rev., 5.000%, 10/15/30	6,657
12,500	Series A, Rev., 5.000%, 10/15/31	15,027
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,665

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,196
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,356
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,707
2,500	Series B, Rev., 5.000%, 11/15/30	2,931
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29 (w)	1,790
4,250	Series TE, Rev., 5.000%, 12/15/41	4,901

		465,538

	Prerefunded — 0.2%
1,850	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	2,183
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,879

		8,062

	Short Term Note — 0.1%
3,500	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/32	4,130

	Special Tax — 3.8%
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,565
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,876
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,133
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	11,811
	New York State Dormitory Authority, State Personal Income Tax, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,628
10,000	Series D, Rev., 5.000%, 03/15/17	10,811
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 12/15/28	23,544
4,900	Series A, Rev., 5.000%, 12/15/29	5,741
3,000	Series A, Rev., 5.000%, 02/15/43	3,364
1,425	Series A, Rev., 5.250%, 02/15/27	1,642
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,643
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,258
11,025	Series A, Rev., 5.000%, 03/15/26	12,941
17,000	Series A, Rev., 5.250%, 03/15/19	19,893
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,128
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,716
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,569
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,716
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,767

		144,746

	Transportation — 0.4%
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	15,950

	Utility — 0.2%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,515

	Total New York	695,189

	North Carolina — 2.2%
	General Obligation — 1.2%
	County of Union,
2,085	Series A, GO, 5.000%, 03/01/18	2,369
3,000	Series A, GO, 5.000%, 03/01/21	3,606
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	24,340
15,000	Series B, GO, 5.000%, 06/01/19	17,588

		47,903

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,420

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.8%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	476
1,000	County of Buncombe, Series A, Rev., 5.000%, 06/01/20	1,184
1,880	County of Chatham, Rev., 5.000%, 11/01/26 (w)	2,276
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,873
3,500	Rev., 5.000%, 06/01/19	4,075
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,452
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
10,370	Series A, Rev., 5.000%, 05/01/19 (p)	12,080

		29,416

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,629

	Total North Carolina	85,368

	Ohio — 1.5%
	Housing — 0.0% (g)
410	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	422

	Other Revenue — 1.2%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	850
750	Rev., 5.000%, 02/01/20	861
	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,849
4,210	Series A, Rev., 5.000%, 12/01/21	4,963
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,343
750	Series A, Rev., 5.750%, 07/01/28	887
1,400	Series A, Rev., 5.750%, 07/01/33	1,625
7,000	Franklin County Convention Facilities Authority, Tax & Lease, Rev., 5.000%, 12/01/20 (w)	8,310
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,112
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,322
3,360	Rev., 5.000%, 12/01/24	4,200
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,898
2,000	Series B, Rev., 5.000%, 10/01/24	2,306
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,681
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,321

		47,528

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,910
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	797

		8,707

	Water & Sewer — 0.1%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29 (w)	2,429

	Total Ohio	59,086

	Oklahoma — 0.5%
	Education — 0.2%
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,282

	Housing — 0.0% (g)
300	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	315

	Other Revenue — 0.3%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,300

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,680
5,000	Series A, Rev., 5.000%, 01/01/25	5,831

		11,811

	Total Oklahoma	20,408

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,924
2,200	Series A, COP, 5.000%, 05/01/25	2,506

		4,430

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,854

	Total Oregon	7,284

	Pennsylvania — 0.9%
	Education — 0.4%
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,473
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,864
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,891
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,564
1,065	Rev., AGM, 5.000%, 10/01/25	1,186
1,000	Rev., AGM, 5.000%, 10/01/26	1,112

		15,090

	General Obligation — 0.2%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,323
2,000	GO, AGM, 5.000%, 04/01/26	2,246
2,000	GO, AGM, 5.375%, 04/01/27	2,265
500	GO, AGM, 5.500%, 04/01/24	572
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,116

		8,522

	Hospital — 0.3%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,399
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.937%, 12/01/24	4,707

		10,106

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	641

	Prerefunded — 0.0% (g)
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	587
900	GO, AGM, 4.125%, 12/01/15 (p)	935

		1,522

	Total Pennsylvania	35,881

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,830

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,202

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,126

	Total Rhode Island	3,328

	South Carolina — 1.4%
	Education — 0.1%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	4,361

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	732
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,725

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,262
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,758

		24,477

	Other Revenue — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,169
1,505	Rev., 5.000%, 12/01/23	1,771
690	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	744

		3,684

	Prerefunded — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District, South Carolina Project,
5,500	Rev., 5.000%, 12/01/14 (p)	5,502
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,848
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,502

		12,852

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,088

	Total South Carolina	55,462

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
182	Heartland Consumers Power District, Electric System, Rev., AGM, 6.375%, 01/01/16 (p)	188

	Tennessee — 0.5%
	General Obligation — 0.5%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,308
4,000	Series D, GO, 5.000%, 07/01/23	4,660
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,912

		17,880

	Utility — 0.0% (g)
1,195	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	1,306
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,079

		2,385

	Total Tennessee	20,265

	Texas — 7.7%
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,677
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,704
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,554
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,847
2,000	Series A, Rev., 5.250%, 08/15/20	2,298

		27,080

	General Obligation — 3.0%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,219
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,737
3,245	Series A, GO, 5.000%, 02/15/19	3,756
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,267
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,227
2,600	Series A, GO, 5.000%, 03/01/29	3,082
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,342
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,034
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	6,004
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,906
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,128
1,175	GO, AGM, 4.500%, 02/15/24	1,260
1,055	GO, AGM, 4.700%, 02/15/26	1,137

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,000	County of Collin, Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15 (p)	2,021
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,641
	County of El Paso,
3,815	GO, 5.000%, 02/15/25	4,147
2,950	GO, 5.000%, 02/15/26	3,200
1,975	GO, NATL-RE, 5.000%, 08/15/15 (p)	2,043
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,237
7,070	County of Harris, Houston Independent School District, Series B, GO, PSF-GTD, 5.000%, 02/15/20 (w)	8,368
	County of Harris, Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,085
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,338
5,000	County of Harris, Permanent Improvement, Series B, GO, 5.500%, 10/01/17	5,688
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,915
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,897
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,547
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,163
3,000	GO, 5.000%, 08/15/20	3,476
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,902
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,809
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,498
3,475	Series A, GO, 5.000%, 10/01/18	4,014
2,000	Series A, GO, 5.000%, 10/01/20	2,347

		114,435

	Hospital — 0.2%
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,838
2,690	Series A, Rev., 5.000%, 02/15/18	2,944

		6,782

	Other Revenue — 1.5%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,545
2,695	Rev., 5.000%, 11/15/21	3,245
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	353
305	Rev., 5.000%, 12/01/28	357
360	Rev., 5.000%, 12/01/29	420
270	Rev., 5.000%, 12/01/30	314
430	Rev., 5.000%, 12/01/31	498
540	Rev., 5.000%, 12/01/32	623
500	Rev., 5.000%, 12/01/34	572
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,677
5,115	Rev., 5.000%, 12/15/25	5,818
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,054
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,437
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,458
5,000	Series F, Rev., 5.000%, 11/01/24	5,980
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,227
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,776
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,179
3,000	Series A, Rev., 5.500%, 09/01/41	3,526
3,000	Series A, Rev., 6.000%, 09/01/41	3,643
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	631

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
750	Rev., 5.000%, 09/01/20	871

		56,204

	Prerefunded — 0.6%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,950
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,564
	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System,
12,345	Series B, Rev., 7.200%, 12/01/14 (p)	12,352
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,425

		24,291

	Special Tax — 0.7%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	10,892
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 01/01/16 (p)	15,245

		26,137

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,379
5,000	Rev., 5.000%, 12/01/21	5,729
6,825	Series A, Rev., 5.000%, 12/01/17	7,707
8,950	Series A, Rev., 5.000%, 12/01/18	10,355
5,000	Series A, Rev., 5.000%, 12/01/21	5,766
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,085

		32,021

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,254

	Water & Sewer — 0.1%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,125
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,124
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,582

		4,831

	Total Texas	293,035

	Utah — 0.6%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,198
3,950	Series C, GO, 5.000%, 04/01/20	4,665

		5,863

	Other Revenue — 0.1%
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,188
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,149
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,326

		4,663

	Water & Sewer — 0.3%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,632

	Total Utah	21,158

	Virginia — 1.8%
	Education — 0.2%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,157

	General Obligation — 0.4%
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,184
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,671
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	4,045

		16,900

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,224

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.5%
4,340	County of Montgomery, Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,118
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,483
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program,
5	Rev., 5.000%, 09/01/16 (p)	6
495	Rev., 5.000%, 09/01/16	535
8,690	Virginia Resources Authority, Clean Water State Revolving Fund, Series B, Rev., 5.000%, 10/01/21	10,552

		20,694

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,592
1,835	Series A, Rev., 5.000%, 05/15/19	1,955
1,520	Series A, Rev., 5.000%, 05/15/20	1,619
2,015	Series A, Rev., 5.000%, 05/15/21	2,146
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,389
1,260	Series B, Rev., 5.000%, 05/15/19	1,341

		10,042

	Water & Sewer — 0.3%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,590
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	9,333

		12,923

	Total Virginia	68,940

	Washington — 2.4%
	General Obligation — 1.2%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,270
1,195	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/19	1,410
	State of Washington,
4,465	GO, 4.000%, 07/01/26	5,011
3,480	Series B & AT-7, GO, 6.400%, 06/01/17	3,782
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,366
5,015	Series C, GO, 5.000%, 02/01/30	5,648
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,290
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,482

		45,259

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,800

	Other Revenue — 1.0%
1,500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	1,772
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,753
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,443
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,204
1,150	Series A, Rev., 5.000%, 01/01/23	1,401
	Washington Health Care Facilities Authority, Providence Health & Services,
1,000	Series B, Rev., 5.000%, 10/01/20	1,177
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,241
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,960

		35,951

	Prerefunded — 0.1%
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,744

	Water & Sewer — 0.0% (g)
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,447

	Total Washington	90,201

	West Virginia — 0.7%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,219
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,209

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	979
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	959

		6,366

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,099
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,024

		3,123

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	12,243
615	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	658

		12,901

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,174
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,481

		2,655

	Total West Virginia	25,045

	Wisconsin — 1.7%
	General Obligation — 1.5%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	24,991
16,050	Series A, GO, 5.000%, 05/01/23	19,014
13,190	Series A, GO, 5.250%, 05/01/25	15,763

		59,768

	Other Revenue — 0.2%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	6,619

	Total Wisconsin	66,387

	Total Municipal Bonds (Cost $3,441,111)	3,697,816

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
121,058	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $121,058)	121,058

	Total Investments — 99.7% (Cost $3,562,169)	3,818,874
	Other Assets in Excess of Liabilities — 0.3%	11,915

	NET ASSETS — 100.0%	$3,830,789

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,473
Aggregate gross unrealized depreciation	(1,768)

Net unrealized appreciation/depreciation	$256,705

Federal income tax cost of investments	$3,562,169

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$10,918	$—	$10,918
General Obligation	—	4,365	—	4,365
Other Revenue	—	18,255	—	18,255

Total Alabama	—	33,538	—	33,538

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Alaska
Other Revenue	—	24,568	—	24,568
Utility	—	3,416	—	3,416

Total Alaska	—	27,984	—	27,984

Arizona
Certificate of Participation/Lease	—	36,725	—	36,725
Education	—	3,038	—	3,038
General Obligation	—	10,889	—	10,889
Hospital	—	9,351	—	9,351
Other Revenue	—	16,817	—	16,817
Prerefunded	—	7,572	—	7,572
Special Tax	—	557	—	557
Transportation	—	9,420	—	9,420
Utility	—	11,540	—	11,540
Water & Sewer	—	16,861	—	16,861

Total Arizona	—	122,770	—	122,770

California
Certificate of Participation/Lease	—	14,366	—	14,366
Education	—	52,389	—	52,389
General Obligation	—	259,647	—	259,647
Hospital	—	5,392	—	5,392
Other Revenue	—	127,758	—	127,758
Prerefunded	—	8,486	—	8,486
Utility	—	30,831	—	30,831
Water & Sewer	—	32,716	—	32,716

Total California	—	531,585	—	531,585

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$5,828	$—	$5,828
Education	—	3,263	—	3,263
General Obligation	—	41,456	—	41,456
Other Revenue	—	5,326	—	5,326
Prerefunded	—	86,499	—	86,499

Total Colorado	—	142,372	—	142,372

Connecticut
General Obligation	—	15,048	—	15,048
Housing	—	2,854	—	2,854
Other Revenue	—	8,861	—	8,861
Special Tax	—	11,178	—	11,178

Total Connecticut	—	37,941	—	37,941

Delaware
General Obligation	—	13,569	—	13,569
Prerefunded	—	1,970	—	1,970

Total Delaware	—	15,539	—	15,539

District of Columbia
Other Revenue	—	7,030	—	7,030
Florida
Certificate of Participation/Lease	—	4,022	—	4,022
General Obligation	—	50,539	—	50,539
Housing	—	3,120	—	3,120
Other Revenue	—	15,234	—	15,234

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Prerefunded	—	10,013	—	10,013
Special Tax	—	4,172	—	4,172
Transportation	—	4,117	—	4,117
Water & Sewer	—	9,515	—	9,515

Total Florida	—	100,732	—	100,732

Georgia
General Obligation	—	26,562	—	26,562
Other Revenue	—	41,423	—	41,423
Prerefunded	—	5,660	—	5,660
Special Tax	—	7,119	—	7,119
Utility	—	1,723	—	1,723
Water & Sewer	—	37,645	—	37,645

Total Georgia	—	120,132	—	120,132

Hawaii
General Obligation	—	6,938	—	6,938
Transportation	—	16,105	—	16,105

Total Hawaii	—	23,043	—	23,043

Idaho
Hospital	—	14,006	—	14,006
Illinois
Education	—	5,990	—	5,990
General Obligation	—	43,849	—	43,849
Other Revenue	—	20,688	—	20,688
Prerefunded	—	8,048	—	8,048
Transportation	—	31,806	—	31,806
Water & Sewer	—	3,962	—	3,962

Total Illinois	—	114,343	—	114,343

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indiana
Certificate of Participation/Lease	$—	$3,237	$—	$3,237
Education	—	3,089	—	3,089
Other Revenue	—	47,047	—	47,047
Transportation	—	3,259	—	3,259

Total Indiana	—	56,632	—	56,632

Iowa
General Obligation	—	8,956	—	8,956
Housing	—	674	—	674
Other Revenue	—	22,006	—	22,006

Total Iowa	—	31,636	—	31,636

Kansas
General Obligation	—	9,631	—	9,631
Other Revenue	—	44,031	—	44,031
Prerefunded	—	57,780	—	57,780

Total Kansas	—	111,442	—	111,442

Kentucky
Certificate of Participation/Lease	—	4,636	—	4,636
Education	—	2,781	—	2,781
Other Revenue	—	14,601	—	14,601
Prerefunded	—	2,817	—	2,817
Transportation	—	2,054	—	2,054

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Utility	—	3,185	—	3,185
Water & Sewer	—	7,690	—	7,690

Total Kentucky	—	37,764	—	37,764

Louisiana
Certificate of Participation/Lease	—	3,542	—	3,542
General Obligation	—	2,232	1,558	3,790
Housing	—	1,320	—	1,320
Other Revenue	—	11,425	—	11,425
Prerefunded	—	41,860	—	41,860
Special Tax	—	17,585	—	17,585
Transportation	—	1,480	—	1,480

Total Louisiana	—	79,444	1,558	81,002

Maryland
Education	—	5,570	—	5,570
General Obligation	—	5,875	—	5,875
Other Revenue	—	2,489	—	2,489
Private Placement	—	—	1,338	1,338
Transportation	—	10,969	—	10,969

Total Maryland	—	24,903	1,338	26,241

Massachusetts
Certificate of Participation/Lease	—	6,342	—	6,342
Education	—	9,646	—	9,646
General Obligation	—	35,129	—	35,129
Other Revenue	—	33,284	—	33,284
Prerefunded	—	5,440	—	5,440
Special Tax	—	5,062	—	5,062

Total Massachusetts	—	94,903	—	94,903

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Michigan
Education	$—	$4,517	$—	$4,517
General Obligation	—	33,138	—	33,138
Hospital	—	2,656	—	2,656
Housing	—	2,078	—	2,078
Other Revenue	—	24,044	—	24,044
Special Tax	—	2,421	—	2,421
Transportation	—	1,206	—	1,206
Utility	—	3,136	—	3,136
Water & Sewer	—	8,965	—	8,965

Total Michigan	—	82,161	—	82,161

Minnesota
General Obligation	—	23,791	—	23,791
Other Revenue	—	2,542	—	2,542
Prerefunded	—	8,262	—	8,262

Total Minnesota	—	34,595	—	34,595

Mississippi
Prerefunded	—	42,137	—	42,137
Missouri
General Obligation	—	2,419	—	2,419
Housing	—	887	—	887
Other Revenue	—	76,775	—	76,775
Transportation	—	16,722	—	16,722
Water & Sewer	—	9,484	—	9,484

Total Missouri	—	106,287	—	106,287

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Montana
Transportation	—	3,496	—	3,496
Nebraska
Utility	—	2,625	—	2,625
New Jersey
Certificate of Participation/Lease	—	6,429	—	6,429
Education	—	5,604	—	5,604
Other Revenue	—	7,682	—	7,682
Prerefunded	—	62,777	—	62,777
Transportation	—	5,856	—	5,856
Water & Sewer	—	6,016	—	6,016

Total New Jersey	—	94,364	—	94,364

New Mexico
Housing	—	3,765	—	3,765
Industrial Development Revenue/Pollution Control Revenue	—	1,265	—	1,265
Other Revenue	—	24,400	—	24,400
Special Tax	—	12,031	—	12,031

Total New Mexico	—	41,461	—	41,461

New York
Certificate of Participation/Lease	—	7,330	—	7,330
Education	—	15,957	—	15,957
General Obligation	—	26,961	—	26,961

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$465,538	$—	$465,538
Prerefunded	—	8,062	—	8,062
Short Term Note	—	4,130	—	4,130
Special Tax	—	144,746	—	144,746
Transportation	—	15,950	—	15,950
Utility	—	6,515	—	6,515

Total New York	—	695,189	—	695,189

North Carolina
General Obligation	—	47,903	—	47,903
Hospital	—	2,420	—	2,420
Other Revenue	—	29,416	—	29,416
Utility	—	5,629	—	5,629

Total North Carolina	—	85,368	—	85,368

Ohio
Housing	—	422	—	422
Other Revenue	—	47,528	—	47,528
Prerefunded	—	8,707	—	8,707
Water & Sewer	—	2,429	—	2,429

Total Ohio	—	59,086	—	59,086

Oklahoma
Education	—	8,282	—	8,282
Housing	—	315	—	315
Other Revenue	—	11,811	—	11,811

Total Oklahoma	—	20,408	—	20,408

Oregon
Certificate of Participation/Lease	—	4,430	—	4,430
Water & Sewer	—	2,854	—	2,854

Total Oregon	—	7,284	—	7,284

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Pennsylvania
Education	—	15,090	—	15,090
General Obligation	—	8,522	—	8,522
Hospital	—	10,106	—	10,106
Other Revenue	—	641	—	641
Prerefunded	—	1,522	—	1,522

Total Pennsylvania	—	35,881	—	35,881

Puerto Rico
Prerefunded	—	12,830	—	12,830
Rhode Island
General Obligation	—	1,202	—	1,202
Other Revenue	—	2,126	—	2,126

Total Rhode Island	—	3,328	—	3,328

South Carolina
Education	—	4,361	—	4,361
General Obligation	—	24,477	—	24,477
Other Revenue	—	3,684	—	3,684
Prerefunded	—	12,852	—	12,852
Utility	—	10,088	—	10,088

Total South Carolina	—	55,462	—	55,462

South Dakota
Prerefunded	—	188	—	188

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
General Obligation	$—	$17,880	$—	$17,880
Utility	—	2,385	—	2,385

Total Tennessee	—	20,265	—	20,265

Texas
Education	—	27,080	—	27,080
General Obligation	—	114,435	—	114,435
Hospital	—	6,782	—	6,782
Other Revenue	—	56,204	—	56,204
Prerefunded	—	24,291	—	24,291
Special Tax	—	26,137	—	26,137
Transportation	—	32,021	—	32,021
Utility	—	1,254	—	1,254
Water & Sewer	—	4,831	—	4,831

Total Texas	—	293,035	—	293,035

Utah
General Obligation	—	5,863	—	5,863
Other Revenue	—	4,663	—	4,663
Water & Sewer	—	10,632	—	10,632

Total Utah	—	21,158	—	21,158

Virginia
Education	—	6,157	—	6,157
General Obligation	—	16,900	—	16,900
Industrial Development Revenue/Pollution
Control Revenue	—	2,224	—	2,224
Other Revenue	—	20,694	—	20,694
Transportation	—	10,042	—	10,042
Water & Sewer	—	12,923	—	12,923

Total Virginia	—	68,940	—	68,940

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Washington
General Obligation	—	45,259	—	45,259
Hospital	—	3,800	—	3,800
Other Revenue	—	35,951	—	35,951
Prerefunded	—	3,744	—	3,744
Water & Sewer	—	1,447	—	1,447

Total Washington	—	90,201	—	90,201

West Virginia
Education	—	6,366	—	6,366
General Obligation	—	3,123	—	3,123
Prerefunded	—	12,901	—	12,901
Water & Sewer	—	2,655	—	2,655

Total West Virginia	—	25,045	—	25,045

Wisconsin
General Obligation	—	59,768	—	59,768
Other Revenue	—	—	6,619	6,619

Total Wisconsin	—	59,768	6,619	66,387

Total Municipal Bonds	—	3688,301	9,515	3,697,816

Short-Term Investment
Investment Company	121,058	—	—	121,058

Total Investments in Securities	$121,058	$3,688,301	$9,515	$3,818,874

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 81.6%
Asset-Backed Securities — 22.8%
	Ally Auto Receivables Trust,
8,884	Series 2012-5, Class A3, 0.620%, 03/15/17	8,890
12,338	Series 2013-1, Class A3, 0.630%, 05/15/17	12,347
43,000	Series 2014-2, Class A2, 0.680%, 07/17/17	43,032
9,546	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	9,543
33,380	American Express Credit Account Master Trust, Series 2012-2, Class A, 0.680%, 03/15/18	33,423
	AmeriCredit Automobile Receivables Trust,
2,137	Series 2013-2, Class A2, 0.530%, 11/08/16	2,137
7,597	Series 2013-5, Class A2A, 0.650%, 03/08/17	7,600
6,150	Series 2014-1, Class A2, 0.570%, 07/10/17	6,150
18,300	Series 2014-2, Class A2A, 0.540%, 10/10/17	18,297
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.425%, 09/16/19	6,109
21,295	Bank of America Auto Trust, Series 2012-1, Class A4, 1.030%, 12/15/16	21,355
6,300	Bank of The West Auto Trust, Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	6,300
58,600	Barclays Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	58,626
13,700	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	13,705
	California Republic Auto Receivables Trust,
5,326	Series 2014-1, Class A2, 0.620%, 01/17/17	5,329
3,500	Series 2014-3, Class A2, 0.630%, 06/15/17	3,501
	Capital Auto Receivables Asset Trust,
41,441	Series 2013-1, Class A2, 0.620%, 07/20/16	41,451
8,550	Series 2014-1, Class A1A, 0.680%, 05/20/16	8,557
12,500	Series 2014-2, Class A2, 0.910%, 04/20/17	12,520
	CarMax Auto Owner Trust,
5,775	Series 2013-3, Class A3, 0.970%, 04/16/18	5,794
23,558	Series 2014-2, Class A2, 0.460%, 04/17/17	23,554
47,000	Series 2014-3, Class A2, 0.550%, 08/15/17	46,999
44,800	Series 2014-4, Class A2A, 0.670%, 02/15/18	44,798
	Chrysler Capital Auto Receivables Trust,
2,740	Series 2013-AA, Class A2, 0.610%, 11/15/16 (e)	2,741
18,000	Series 2014-BA, Class A2, 0.690%, 09/15/17 (e)	18,020
3,300	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,314
	Citibank Credit Card Issuance Trust,
21,775	Series 2006-A8, Class A8, VAR, 0.271%, 12/17/18	21,689
25,950	Series 2013-A10, Class A10, 0.730%, 02/07/18	25,991
	CNH Equipment Trust,
5,781	Series 2012-C, Class A3, 0.570%, 12/15/17	5,784
435	Series 2013-A, Class A2, 0.440%, 07/15/16	435
1,569	Series 2013-B, Class A2, 0.440%, 10/17/16	1,568
6,752	Series 2013-D, Class A2, 0.490%, 03/15/17	6,754
18,300	Series 2014-A, Class A2, 0.490%, 06/15/17	18,293
16,700	Series 2014-B, Class A2, 0.480%, 08/15/17	16,697
20,400	Series 2014-C, Class A2, 0.630%, 12/15/17	20,403
6,000	Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	6,000
2,320	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	2,326
27,700	Fifth Third Auto Trust, Series 2014-2, Class A2A, 0.450%, 04/17/17	27,688
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.685%, 10/15/19	10,426
	Ford Credit Auto Lease Trust,
23,617	Series 2013-B, Class A3, 0.760%, 09/15/16	23,643
20,305	Series 2014-A, Class A2A, 0.500%, 10/15/16	20,295
9,600	Series 2014-B, Class A2A, 0.510%, 03/15/17	9,591

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
	Ford Credit Auto Owner Trust,
10,000	Series 2012-A, Class A4, 1.150%, 06/15/17	10,046
12,409	Series 2013-A, Class A3, 0.550%, 07/15/17	12,412
9,688	Series 2013-B, Class A3, 0.570%, 10/15/17	9,691
14,300	Series 2014-B, Class A2, 0.470%, 03/15/17	14,298
40,000	Series 2014-C, Class A2, 0.610%, 08/15/17	40,003
3,440	Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200%, 02/15/17 (e)	3,469
12,970	GE Capital Credit Card Master Note Trust, Series 2012-1, Class A, 1.030%, 01/15/18	12,980
10,348	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	10,354
	Honda Auto Receivables Owner Trust,
3,375	Series 2012-1, Class A4, 0.970%, 04/16/18	3,383
29,500	Series 2013-2, Class A3, 0.530%, 02/16/17	29,507
19,100	Series 2014-2, Class A2, 0.390%, 09/19/16	19,091
15,900	Series 2014-4, Class A2, 0.580%, 01/17/17	15,900
	Hyundai Auto Lease Securitization Trust,
8,852	Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	8,864
11,383	Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	11,387
15,200	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	15,200
	Hyundai Auto Receivables Trust,
887	Series 2013-B, Class A2, 0.530%, 03/15/16	887
30,408	Series 2014-B, Class A2, 0.440%, 02/15/17	30,400
	John Deere Owner Trust,
9,800	Series 2014-A, Class A2, 0.450%, 09/15/16	9,803
12,800	Series 2014-B, Class A2A, 0.540%, 07/17/17	12,791
4,550	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	4,555
5,230	Mercedes Benz Auto Lease Trust, Series 2014-A, Class A2A, 0.480%, 06/15/16	5,232
7,325	Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.620%, 07/15/16	7,330
32,500	Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A2, 0.430%, 02/15/17	32,498
6,992	Nissan Auto Lease Trust, Series 2013-B, Class A2A, 0.570%, 01/15/16	6,994
1,500	Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4, 0.660%, 12/17/18	1,500
	Porsche Innovative Lease Owner Trust,
6,115	Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	6,117
7,000	Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	7,010
25,300	Series 2014-1, Class A2, 0.650%, 01/20/17 (e)	25,323
	Santander Drive Auto Receivables Trust,
15,745	Series 2013-3, Class A3, 0.700%, 10/16/17	15,752
66	Series 2013-4, Class A2, 0.890%, 09/15/16	66
7,450	Series 2013-5, Class A2A, 0.640%, 04/17/17	7,451
7,943	Series 2014-1, Class A2A, 0.660%, 06/15/17	7,946
29,450	Series 2014-2, Class A2A, 0.540%, 07/17/17	29,435
14,800	Series 2014-4, Class A2A, 0.670%, 01/16/18	14,796
	Toyota Auto Receivables Owner Trust,
9,600	Series 2014-B, Class A2, 0.400%, 12/15/16	9,595
11,500	Series 2014-C, Class A2, 0.510%, 02/15/17	11,506
8,328	Volkswagen Auto Lease Trust, Series 2014-A, Class A2A, 0.520%, 10/20/16	8,332
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,321
15,000	Series 2013-1, Class A3, 0.560%, 08/21/17	15,002
28,870	Series 2014-1, Class A2, 0.420%, 03/20/17	28,847
	Volvo Financial Equipment LLC,
1,658	Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	1,658

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
5,900	Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	5,901

	Total Asset-Backed Securities (Cost $1,208,396)	1,208,308

Certificate of Deposit — 0.2%
12,900	Bank of Nova Scotia (The), (Canada), VAR, 0.513%, 12/31/15 (m) (Cost $12,907)	12,914

Corporate Bonds — 58.1%
	Consumer Discretionary — 4.0%
	Auto Components — 0.0% (g)
3,645	Johnson Controls, Inc., 5.500%, 01/15/16	3,838

	Automobiles — 2.3%
	Daimler Finance North America LLC,
20,276	1.250%, 01/11/16 (e)	20,379
4,045	1.300%, 07/31/15 (e)	4,064
10,600	VAR, 0.572%, 08/01/17 (e)	10,586
10,904	Hyundai Capital America, 1.625%, 10/02/15 (e)	10,973
46,500	Toyota Motor Credit Corp., VAR, 0.333%, 09/23/16	46,450
	Volkswagen Group of America Finance LLC,
23,100	VAR, 0.453%, 05/23/16 (e)	23,076
7,100	VAR, 0.672%, 11/20/17 (e)	7,106

		122,634

	Media — 1.7%
24,475	BSKYB Finance UK plc, (United Kingdom), 5.625%, 10/15/15 (e)	25,492
13,949	Cox Communications, Inc., 5.450%, 12/15/14	13,970
22,521	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.550%, 03/15/15	22,712
500	NBCUniversal Enterprise, Inc., VAR, 0.768%, 04/15/16 (e)	502
7,700	NBCUniversal Media LLC, 3.650%, 04/30/15	7,798
9,000	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	8,990
9,317	Viacom, Inc., 1.250%, 02/27/15	9,334

		88,798

	Total Consumer Discretionary	215,270

	Consumer Staples — 2.9%
	Beverages — 1.3%
	Anheuser-Busch InBev Worldwide, Inc.,
5,405	0.800%, 07/15/15	5,418
2,250	2.875%, 02/15/16	2,309
3,000	3.625%, 04/15/15	3,035
15,300	4.125%, 01/15/15	15,368
19,625	Heineken N.V., (Netherlands), 0.800%, 10/01/15 (e)	19,656
23,385	SABMiller Holdings, Inc., 1.850%, 01/15/15 (e)	23,425

		69,211

	Food & Staples Retailing — 0.8%
10,300	CVS Caremark Corp., 3.250%, 05/18/15	10,432
5,423	Kroger Co. (The), 3.900%, 10/01/15	5,560
13,991	Walgreen Co., 1.000%, 03/13/15	14,014
13,300	Walgreens Boots Alliance, Inc., VAR, 0.682%, 05/18/16	13,313

		43,319

	Food Products — 0.5%
	General Mills, Inc.,
7,400	VAR, 0.433%, 01/28/16	7,402
2,865	VAR, 0.533%, 01/29/16	2,869
11,732	Hillshire Brands Co. (The), 2.750%, 09/15/15	11,874
5,500	Ingredion, Inc., 3.200%, 11/01/15	5,610

		27,755

	Tobacco — 0.3%
14,213	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	14,263

	Total Consumer Staples	154,548

	Energy — 2.9%
	Energy Equipment & Services — 0.7%
22,570	Ensco plc, (United Kingdom), 3.250%, 03/15/16	23,200
	Noble Holding International Ltd., (Cayman Islands),
4,650	3.050%, 03/01/16	4,715
10,296	3.450%, 08/01/15	10,472

		38,387

	Oil, Gas & Consumable Fuels — 2.2%
	BP Capital Markets plc, (United Kingdom),
15,915	0.700%, 11/06/15	15,937
18,500	VAR, 0.562%, 11/06/15	18,527

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
2,920	4.900%, 12/01/14	2,920
3,787	VAR, 0.608%, 03/30/16	3,790
16,000	Devon Energy Corp., VAR, 0.684%, 12/15/15	16,041
	Enterprise Products Operating LLC,
10,913	1.250%, 08/13/15	10,947
2,200	3.700%, 06/01/15	2,233
9,712	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	9,950
25,000	Statoil ASA, (Norway), VAR, 0.433%, 11/09/17	24,978
1,000	Total Capital S.A., (France), 3.125%, 10/02/15	1,022
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 0.913%, 06/30/16	7,549

		113,894

	Total Energy	152,281

	Financials — 37.0%
	Banks — 17.9%
	ANZ New Zealand International Ltd., (New Zealand),
19,241	1.125%, 03/24/16 (e)	19,349
11,455	1.850%, 10/15/15 (e)	11,578
5,000	3.125%, 08/10/15 (e)	5,094
16,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.411%, 07/15/16 (e)	15,991
4,400	Bank of America Corp., 3.700%, 09/01/15	4,499
10,505	Bank of Montreal, (Canada), VAR, 0.751%, 07/15/16	10,561
	Bank of Nova Scotia (The), (Canada),
33,800	0.373%, 03/23/16 (m)	33,791
12,910	2.050%, 10/07/15	13,089
3,800	2.900%, 03/29/16	3,913
26,300	VAR, 0.540%, 04/11/17	26,281
12,334	VAR, 0.751%, 07/15/16	12,404
3,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.450%, 09/11/15 (e)	3,043
5,050	Barclays Bank plc, (United Kingdom), 3.900%, 04/07/15	5,110
1,000	BB&T Corp., 3.950%, 04/29/16	1,044
	Branch Banking & Trust Co.,
9,100	VAR, 0.554%, 09/13/16	9,081
4,161	VAR, 0.664%, 12/01/16	4,174
	Canadian Imperial Bank of Commerce, (Canada),
4,000	1.350%, 07/18/16	4,042
3,962	2.350%, 12/11/15	4,036
11,645	VAR, 0.751%, 07/18/16	11,706
14,750	Capital One Bank USA N.A., VAR, 0.733%, 02/13/17	14,789
500	Capital One N.A., VAR, 0.683%, 03/22/16	501
13,953	Comerica, Inc., 3.000%, 09/16/15	14,218
	Commonwealth Bank of Australia, (Australia),
7,300	VAR, 0.434%, 06/03/16 (e)	7,299
28,578	VAR, 0.733%, 09/20/16 (e)	28,742
48,775	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), VAR, 0.714%, 03/18/16	48,976
13,375	Fifth Third Bancorp, 3.625%, 01/25/16	13,791
	Fifth Third Bank,
7,625	0.906%, 02/26/16	7,644
12,330	VAR, 0.644%, 02/26/16	12,359
1,225	VAR, 0.742%, 11/18/16	1,228
13,000	HSBC Bank plc, (United Kingdom), 3.100%, 05/24/16 (e)	13,475
50,300	HSBC Bank USA N.A., 0.383%, 03/18/16 (m)	50,287
18,000	HSH Nordbank AG, (Germany), VAR, 0.403%, 12/30/15	17,858
24,800	KeyBank N.A., VAR, 0.723%, 11/25/16	24,893
28,372	KeyCorp, 3.750%, 08/13/15	28,989
13,255	Korea Development Bank (The), (South Korea), 4.375%, 08/10/15 (m)	13,589
9,138	Lloyds Bank plc, (United Kingdom), 4.375%, 01/12/15 (e)	9,176
740	Manufacturers & Traders Trust Co., VAR, 0.533%, 03/07/16	740
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,587
72,120	VAR, 0.784%, 07/25/16	72,548
	Nordea Bank AB, (Sweden),
1,000	0.875%, 05/13/16 (e)	1,002
6,415	VAR, 0.693%, 05/13/16 (e)	6,443
	PNC Bank N.A.,
8,000	VAR, 0.543%, 01/28/16	8,009
5,400	VAR, 0.553%, 04/29/16	5,402

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Banks — continued
13,650	PNC Funding Corp., 4.250%, 09/21/15	14,047
	Royal Bank of Canada, (Canada),
2,500	0.800%, 10/30/15	2,509
6,500	2.625%, 12/15/15	6,640
2,350	VAR, 0.692%, 09/09/16	2,361
30,613	Standard Chartered plc, (United Kingdom), 3.850%, 04/27/15 (e)	30,999
	Sumitomo Mitsui Banking Corp., (Japan),
50,975	1.350%, 07/18/15	51,191
6,370	3.150%, 07/22/15 (e)	6,472
	Svenska Handelsbanken AB, (Sweden),
16,400	VAR, 0.683%, 03/21/16	16,462
35,950	VAR, 0.703%, 09/23/16	36,125
53,440	Toronto-Dominion Bank (The), (Canada), VAR, 0.692%, 09/09/16	53,666
23,700	U.S. Bancorp, 2.200%, 11/15/16	24,287
15,500	U.S. Bank N.A., VAR, 0.435%, 09/11/17	15,496
	Wells Fargo & Co.,
5,500	SUB, 3.676%, 06/15/16	5,741
14,050	VAR, 0.433%, 10/28/15	14,060
10,000	VAR, 0.534%, 06/02/17	9,988
37,178	VAR, 0.761%, 07/20/16	37,343
11,590	Wells Fargo Bank N.A., VAR, 0.384%, 06/02/16	11,585

		950,303

	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
1,250	0.700%, 03/04/16	1,253
1,600	VAR, 0.463%, 03/04/16	1,601
	Goldman Sachs Group, Inc. (The),
11,410	1.600%, 11/23/15	11,498
14,858	3.300%, 05/03/15	15,027
13,251	3.625%, 02/07/16	13,665
7,645	3.700%, 08/01/15	7,799
3,000	Series B, VAR, 0.632%, 07/22/15	2,999
	ING Bank N.V., (Netherlands),
38,639	2.000%, 09/25/15 (e)	39,034
27,960	3.000%, 09/01/15 (e)	28,426

		121,302

	Commercial Banks — 2.5%
	China Construction Bank Corp., (China),
23,850	0.550%, 01/07/15	23,853
24,000	0.750%, 04/06/15	24,009
45,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), VAR, 0.513%, 11/23/16	45,036
8,400	Macquarie Bank Ltd., (Australia), 3.450%, 07/27/15 (e)	8,548
15,500	Nordea Bank Finland plc, (Finland), 0.352%, 05/03/16	15,496
18,000	U.S. Bank N.A., VAR, 0.352%, 04/22/16	18,002

		134,944

	Consumer Finance — 3.4%
	American Express Centurion Bank,
25,870	0.875%, 11/13/15	25,931
7,363	VAR, 0.683%, 11/13/15	7,387
	American Express Credit Corp.,
5,500	VAR, 0.533%, 09/22/17	5,489
9,714	VAR, 0.743%, 07/29/16	9,753
	American Honda Finance Corp.,
17,600	2.500%, 09/21/15 (e)	17,908
2,560	VAR, 0.609%, 05/26/16 (e)	2,570
12,410	VAR, 0.732%, 10/07/16	12,490
	Capital One Financial Corp.,
14,849	1.000%, 11/06/15	14,879
22,900	2.150%, 03/23/15	23,012
	John Deere Capital Corp.,
1,470	0.700%, 09/04/15	1,474
2,060	VAR, 0.333%, 02/25/16	2,061
1,650	VAR, 0.520%, 10/11/16	1,654
	Nissan Motor Acceptance Corp.,
4,720	1.000%, 03/15/16 (e)	4,728
24,380	4.500%, 01/30/15 (e)	24,539
6,100	VAR, 0.935%, 09/26/16 (e)	6,138
	Volkswagen International Finance N.V., (Netherlands),
7,955	1.150%, 11/20/15 (e)	8,001
6,350	1.625%, 03/22/15 (e)	6,370
5,000	VAR, 0.562%, 11/18/15 (e)	5,010

		179,394

	Diversified Financial Services — 3.0%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,017
14,000	VAR, 0.513%, 10/29/15 (e)	14,025
19,098	VAR, 0.584%, 09/12/17 (e)	19,098
26,000	VAR, 0.634%, 03/27/17 (e)	26,020

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Diversified Financial Services — continued
	Export-Import Bank of Korea, (South Korea),
9,202	4.125%, 09/09/15	9,443
1,995	5.125%, 03/16/15	2,020
	General Electric Capital Corp.,
6,902	5.000%, 01/08/16	7,239
1,105	Series A, VAR, 0.421%, 10/06/15	1,107
16,536	VAR, 0.433%, 01/08/16	16,555
17,580	VAR, 0.433%, 05/11/16	17,584
21,994	VAR, 0.460%, 01/14/16	22,026
8,545	VAR, 0.833%, 01/08/16	8,592
1,500	Hyundai Capital Services, Inc., (South Korea), 6.000%, 05/05/15 (e)	1,533
10,535	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	10,632
2,000	Svensk Exportkredit AB, (Sweden), VAR, 0.281%, 01/05/15	2,000

		158,891

	Insurance — 6.7%
17,693	ACE INA Holdings, Inc., 2.600%, 11/23/15	18,023
43,914	American International Group, Inc., 5.050%, 10/01/15	45,527
35,826	Aon Corp., 3.500%, 09/30/15	36,673
39,217	Jackson National Life Global Funding, VAR, 0.583%, 09/30/15 (e)	39,288
7,952	Lincoln National Corp., 4.300%, 06/15/15	8,098
500	Manulife Financial Corp., (Canada), 3.400%, 09/17/15	511
	Metropolitan Life Global Funding I,
92,200	VAR, 0.363%, 06/23/16 (e)	92,243
12,410	VAR, 0.761%, 07/15/16 (e)	12,482
1,555	New York Life Global Funding, 0.800%, 02/12/16 (e)	1,562
	Pricoa Global Funding I,
3,500	VAR, 0.382%, 05/16/16 (e)	3,501
7,000	VAR, 0.502%, 08/19/15 (e)	7,010
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,006
10,000	1.125%, 09/18/15 (e)	10,059
1,100	VAR, 0.393%, 02/22/16 (e)	1,099
26,135	VAR, 0.606%, 05/27/16 (e)	26,209
1,300	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,327
46,401	Prudential Financial, Inc., 4.750%, 09/17/15	48,010

		352,628

	Real Estate Investment Trusts (REITs) — 1.2%
	Boston Properties LP,
4,419	5.000%, 06/01/15	4,515
5,300	5.625%, 04/15/15	5,400
5,260	Duke Realty LP, 7.375%, 02/15/15	5,327
3,400	ERP Operating LP, 6.584%, 04/13/15	3,475
	HCP, Inc.,
11,500	6.000%, 03/01/15	11,654
7,475	7.072%, 06/08/15	7,712
4,500	Health Care REIT, Inc., 5.875%, 05/15/15	4,608
20,322	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	20,757

		63,448

	Total Financials	1,960,910

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.6%
3,797	Baxter International, Inc., 4.625%, 03/15/15	3,843
	Covidien International Finance S.A., (Luxembourg),
18,547	1.350%, 05/29/15	18,618
6,970	2.800%, 06/15/15	7,051

		29,512

	Health Care Providers & Services — 0.2%
210	McKesson Corp., 0.950%, 12/04/15	211
12,004	WellPoint, Inc., 1.250%, 09/10/15	12,064

		12,275

	Pharmaceuticals — 1.3%
39,814	AbbVie, Inc., 1.200%, 11/06/15	39,956
16,200	Bayer U.S. Finance LLC, VAR, 0.481%, 10/07/16 (e)	16,206
14,417	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	14,603

		70,765

	Total Health Care	112,552

	Industrials — 2.4%
	Aerospace & Defense — 0.6%
23,756	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	24,536

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Aerospace & Defense — continued
4,500	Rockwell Collins, Inc., VAR, 0.584%, 12/15/16	4,507

		29,043

	Electrical Equipment — 0.2%
9,755	Eaton Corp., 0.950%, 11/02/15	9,775

	Industrial Conglomerates — 1.2%
1,250	Cooper U.S., Inc., 5.450%, 04/01/15	1,270
43,461	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	44,742
18,700	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	18,770

		64,782

	Road & Rail — 0.2%
11,485	Ryder System, Inc., 3.150%, 03/02/15	11,560

	Transportation Infrastructure — 0.2%
10,000	Korea Expressway Corp., (South Korea), 4.500%, 03/23/15 (e)	10,108

	Total Industrials	125,268

	Information Technology — 0.8%
	Internet Software & Services — 0.8%
41,602	eBay, Inc., 1.625%, 10/15/15	41,969

	Materials — 0.8%
	Chemicals — 0.6%
13,070	Ecolab, Inc., 1.000%, 08/09/15	13,115
17,410	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	17,856

		30,971

	Metals & Mining — 0.2%
9,300	TCI Communications, Inc., 8.750%, 08/01/15	9,809

	Total Materials	40,780

	Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 3.2%
	AT&T, Inc.,
1,420	0.900%, 02/12/16	1,419
11,307	2.500%, 08/15/15	11,476
43,742	VAR, 0.618%, 02/12/16	43,822
24,230	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	24,408
11,290	Deutsche Telekom International Finance B.V., (Netherlands), 3.125%, 04/11/16 (e)	11,627
15,550	Orange S.A., (France), 2.125%, 09/16/15	15,710
6,414	PCCW-HKT Capital No. 3 Ltd., (United Kingdom), 5.250%, 07/20/15 (e)	6,577
2,000	Telefonica Emisiones S.A.U., (Spain), 3.729%, 04/27/15	2,023
5,245	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	5,280
	Verizon Communications, Inc.,
23,065	0.700%, 11/02/15	23,079
21,125	VAR, 1.764%, 09/15/16	21,559

		166,980

	Wireless Telecommunication Services — 0.8%
	America Movil S.A.B. de C.V., (Mexico),
10,475	3.625%, 03/30/15	10,569
21,411	5.750%, 01/15/15	21,531
11,220	Rogers Communications, Inc., (Canada), 7.500%, 03/15/15	11,441

		43,541

	Total Telecommunication Services	210,521

	Utilities — 1.2%
	Electric Utilities — 1.1%
4,200	Duke Energy Corp., 3.350%, 04/01/15	4,240
1,248	Entergy Louisiana LLC, 1.875%, 12/15/14	1,249
	NextEra Energy Capital Holdings, Inc.,
16,297	1.200%, 06/01/15	16,343
2,390	1.339%, 09/01/15	2,403
18,300	2.600%, 09/01/15	18,568
425	Progress Energy, Inc., 5.625%, 01/15/16	448
13,750	Southern Co. (The), Series A, 2.375%, 09/15/15	13,952

		57,203

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
5,635	2.250%, 09/01/15	5,700
2,068	Series C, 5.150%, 07/15/15	2,128

		7,828

	Total Utilities	65,031

	Total Corporate Bonds (Cost $3,079,132)	3,079,130

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
U.S. Government Agency Security — 0.5%
24,000	Federal Home Loan Mortgage Corp., 4.750%, 01/19/16 (m) (Cost $25,222 )	25,219

	Total Long-Term Investments (Cost $4,325,657)	4,325,571

Short-Term Investments — 18.5%
	Certificates of Deposit — 5.8%
	Barclays Bank plc
18,000	0.500%, 06/30/15 (m)	18,019
10,000	0.550%, 08/14/15 (m)	10,011
26,400	0.650%, 10/15/15	26,440
	BNP Paribas
23,800	0.490%, 10/21/15	23,800
8,500	0.560%, 12/04/14 (m)	8,501
3,000	Canadian Imperial Bank of Commerce, (Canada), VAR, 0.332%, 11/16/15 (m)	2,999
	Credit Industriel et Commercial
20,000	0.500%, 08/14/15 (m)	20,017
5,250	0.520%, 05/01/15 (m)	5,255
	Credit Suisse
3,300	VAR, 0.553%, 08/24/15 (m)	3,301
15,000	0.560%, 08/27/15 (m)	15,012
8,000	0.580%, 09/18/15 (m)	8,004
	Deutsche Bank AG, (Germany)
10,850	VAR, 0.551%, 07/23/15 (m)	10,852
10,000	0.660%, 09/02/15 (m)	10,009
52,150	Industrial & Commercial Bank of China Ltd., 0.720%, 05/12/15	52,159
	Lloyds Bank plc
25,250	0.460%, 05/14/15 (m)	25,271
16,000	0.480%, 09/04/15 (m)	16,005
22,000	National Bank of Canada, 0.320%, 08/20/15 (m)	22,005
	Natixis, (France)
11,750	0.540%, 08/21/15 (m)	11,758
14,000	VAR, 0.574%, 05/11/15 (m)	14,000

	Total Certificates of Deposit (Cost $303,249)	303,418

	Commercial Paper— 6.4%
21,800	Agricultural Bank of China, 0.561%, 01/05/15 (e) (n)	21,791
	Bank of China Ltd.
32,000	0.551%, 12/23/14 (m) (n)	31,993
32,000	0.723%, 03/24/15 (m) (n)	31,950
22,000	Bank of New York Mellon Corp. (The), 0.070%, 12/01/14 (n)	22,000
	Daimler Finance North America LLC
5,000	0.604%, 03/04/15 (e) (m) (n)	4,996
10,000	0.604%, 02/26/15 (e) (m) (n)	9,993
60,000	Gemini Securitization Corp. LLC, 0.150%, 12/01/14 (n)	59,999
36,700	Macquarie Bank Ltd., (Australia), 0.502%, 06/12/15 (e) (m) (n)	36,637
40,000	Natixis, 0.070%, 12/01/14 (n)	40,000
6,350	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.331%, 03/03/15 (e) (m) (n)	6,347
16,000	Sempra Global, 0.705%, 03/04/15 (e) (m) (n)	15,989
25,000	Starbird Funding Corp., 0.090%, 12/01/14 (n)	25,000
	Vodafone Group plc, (United Kingdom)
27,000	0.492%, 06/08/15 (e) (m) (n)	26,941
2,000	0.553%, 06/29/15 (e) (m) (n)	1,995
2,300	0.573%, 08/03/15 (e) (m) (n)	2,293
2,100	0.604%, 07/29/15 (e) (m) (n)	2,093

	Total Commercial Paper (Cost $339,907)	340,017

	Repurchase Agreements — 6.3%
100,000	Citigroup Global Markets, Inc., 0.950%, dated 11/28/14, due 08/06/15, repurchase price $100,662, collateralized by Corporate Notes and Bonds, 0.000% - 8.150%, due 05/15/15 - 07/30/52, with the value of $107,377. (i)	100,000
36,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/16/14, repurchase price $36,012, collateralized by Corporate Notes and Bonds, 3.500%, due 03/25/54, with the value of $38,882. (i)	36,000
45,000	Deutsche Bank Securities, Inc., 0.750%, dated 11/28/14, due 04/15/15, repurchase price $45,129, collateralized by Corporate Notes and Bonds, 0.442% - 8.500%, due 02/12/15 - 12/29/99, with the value of $47,250. (i)	45,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Repurchase Agreements — continued
100,000	Merrill Lynch PFS, Inc., 0.800%, dated 11/28/14, due 04/23/15, repurchase price $100,324, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 10/01/20 - 11/25/52, with the value of $105,000. (i)	100,000
55,000	Morgan Stanley Co. LLC, 0.850%, dated 11/28/14, due 12/10/14, repurchase price $55,016, collateralized by Corporate Notes and Bonds, 0.000% - 13.750%, due 03/11/15 - 03/01/97, with the value of $57,750. (i)	55,000

	Total Repurchase Agreements (Cost $336,000)	336,000

	U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Bill,
595	0.013%, 03/12/15 (m) (n)	595
210	0.029%, 01/08/15 (m) (n) (Cost $805)	210

	Total U.S. Treasury Obligations (Cost $805)	805

SHARES
	Investment Company — 0.0% (g)
1,416	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $1,416)	1,416

	Total Short-Term Investments (Cost $981,377)	981,656

	Total Investments — 100.1% (Cost $5,307,034)	5,307,227
	Liabilities in Excess of Other Assets — (0.1)%	(2,921)

	NET ASSETS — 100.0%	$5,304,306

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	—	The rate shown is the current yield as of November 30, 2014.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

(n)	—	The rate shown is the effective yield at the date of purchase.

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,640
Aggregate gross unrealized depreciation	(1,447)

Net unrealized appreciation/depreciation	$193

Federal income tax cost of investments	$5,307,034

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments - The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,208,308	$—		$1,208,308
Certificates of Deposit	—	12,914	—		12,914
Corporate Bonds
Consumer Discretionary	—	215,270	—		215,270
Consumer Staples	—	154,548	—		154,548
Energy	—	152,281	—		152,281
Financials	—	1,960,910	—		1,960,910
Health Care	—	112,552	—		112,552
Industrials	—	125,268	—		125,268
Information Technology	—	41,969	—		41,969
Materials	—	40,780	—		40,780
Telecommunication Services	—	210,521	—		210,521
Utilities	—	65,031	—		65,031

Total Corporate Bonds	—	3,079,130	—		3,079,130

U.S. Government Agency Security	—	25,219	—		25,219
Short-Term Investments
Certificates of Deposit	—	303,418	—		303,418
Commercial Paper	—	340,017	—		340,017
Investment Company	1,416	—	—		1,416
Repurchase Agreements	—	—	336,000		336,000
U.S. Treasury Obligations	—	805	—		805

Total Short-Term Investments	1,416	644,240	336,000		981,656

Total Investments in Securities	$1,416	$4,969,811	$336,000	*	$5,307,227

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Repurchase Agreements	$—	$—	$—	$—	$281,000	$—	$55,000	$—	$336,000

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 14.5%
2,301	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.055%, 09/25/33 (m)	2,153
1,470	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.280%, 01/25/34 (m)	1,358
9,580	Apidos CLO XIV, (Cayman Islands), Series 2013-14A, Class A, VAR, 1.381%, 04/15/25 (e)	9,340
502	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.055%, 05/25/34 (m)	476
379	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.730%, 10/25/34 (m)	353
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.721%, 07/20/26 (e)	11,876
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	4,550
11,975	Cent CLO 19 Ltd., (Cayman Islands), Series 2013-19A, Class A1A, VAR, 1.563%, 10/29/25 (e)	11,767
1,902	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.655%, 06/25/34 (m)	1,814
1,250	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.655%, 07/25/34 (m)	1,197
	Countrywide Asset-Backed Certificates,
370	Series 2002-3, Class M1, VAR, 1.280%, 03/25/32 (m)	338
2,391	Series 2002-4, Class M1, VAR, 1.280%, 12/25/32 (m)	2,184
1,109	Series 2003-3, Class 3A, VAR, 0.695%, 11/25/33 (m)	1,014
265	Series 2004-2, Class M1, VAR, 0.905%, 05/25/34 (m)	251
2,523	Series 2004-3, Class M1, VAR, 0.905%, 06/25/34 (m)	2,410
463	Series 2004-5, Class M2, VAR, 1.160%, 07/25/34 (m)	417
2,043	Series 2004-ECC2, Class M2, VAR, 1.130%, 12/25/34 (m)	1,939
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e) (m)	4,256
223	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.980%, 03/25/34 (m)	206
508	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34 (m)	500
	Exeter Automobile Receivables Trust,
5,000	Series 2013-2A, Class C, 4.350%, 01/15/19 (e) (m)	5,085
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,567
	First Franklin Mortgage Loan Trust,
4,288	Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34	4,064
636	Series 2005-FF11, Class A2D, VAR, 0.835%, 11/25/35 (m)	619
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,498
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 1.628%, 01/17/26 (e)	14,931
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.681%, 01/15/25 (e)	740
5,701	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	5,715
6,437	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	6,397
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,120
12,170	ING IM CLO Ltd., (Cayman Islands), Series 2013-3A, Class A1, VAR, 1.681%, 01/18/26 (e)	12,057
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.758%, 07/15/26 (e)	9,731
11,975	LCM XIII LP, (Cayman Islands), Series 13A, Class A, VAR, 1.531%, 01/19/23 (e)	11,879
3,011	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	3,011
4,343	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e) (m)	4,546
	Morgan Stanley ABS Capital I, Inc. Trust,
4,188	Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34 (m)	3,856
742	Series 2004-HE7, Class M2, VAR, 1.100%, 08/25/34 (m)	729
155	Series 2004-HE7, Class M3, VAR, 1.175%, 08/25/34 (m)	145
1,381	Series 2004-HE8, Class M2, VAR, 1.175%, 09/25/34 (m)	1,325
196	Series 2004-NC7, Class M3, VAR, 1.130%, 07/25/34 (m)	171
1,120	Series 2004-OP1, Class M2, VAR, 1.070%, 11/25/34 (m)	1,081
529	Series 2005-NC1, Class M3, VAR, 0.920%, 01/25/35 (m)	427

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
112	Series 2004-2, Class M2, VAR, 1.085%, 08/25/34 (m)	102
1,058	Series 2004-4, Class M2, VAR, 0.950%, 02/25/35 (m)	961
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,977
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,629
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,060
55	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.130%, 11/25/34 (m)	51
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.382%, 07/22/25 (e)	2,705
8,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e) (m)	8,060
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,265
	RAMP Trust,
1,762	Series 2005-EFC4, Class M1, VAR, 0.565%, 09/25/35 (m)	1,757
2,464	Series 2005-RS4, Class M1, VAR, 0.585%, 04/25/35 (m)	2,442
2,303	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,310
	Renaissance Home Equity Loan Trust,
732	Series 2003-3, Class M1, VAR, 0.885%, 12/25/33 (m)	694
151	Series 2004-1, Class M1, VAR, 0.735%, 05/25/34 (m)	137
2,937	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35 (m)	2,980
3,387	Series 2005-2, Class AV3, VAR, 0.525%, 08/25/35 (m)	3,050
784	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36 (m)	766
6,466	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.482%, 08/01/24 (e)	6,239
323	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36 (m)	300
1,471	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,458
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.601%, 01/21/26 (e)	9,420
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,708
	Structured Asset Investment Loan Trust,
2,932	Series 2004-1, Class M1, VAR, 1.130%, 02/25/34 (m)	2,802
6,497	Series 2004-6, Class A3, VAR, 0.955%, 07/25/34 (m)	6,132
3,098	Series 2004-7, Class M1, VAR, 1.205%, 08/25/34 (m)	2,928
548	Series 2004-8, Class M2, VAR, 1.085%, 09/25/34 (m)	481
237	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 0.785%, 05/25/35 (m)	185
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.756%, 07/14/26 (e)	7,646
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.751%, 04/18/26 (e)	3,995
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,369
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,338
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.711%, 07/15/26 (e)	9,504
	Vericrest Opportunity Loan Transferee LLC,
7,471	Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	7,378
4,500	Series 2014-NPL7, Class A2, VAR, 4.750%, 08/27/57 (e)	4,416
	VOLT XIX LLC,
1,309	Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	1,310
5,990	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	6,000
3,871	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	3,794
4,845	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	4,760
6,113	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,130
6,110	VOLT XXI LLC, Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	6,119
5,376	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,366
4,875	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,884
8,904	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,725

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.585%, 11/25/35 (m)	1,975
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,328
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.631%, 01/15/24 (e)	6,444

	Total Asset-Backed Securities (Cost $348,743)	352,173

Collateralized Mortgage Obligations — 8.3%
	Agency CMO — 3.4%
	Federal Home Loan Mortgage Corp. REMIC,
1,038	Series 2936, Class AS, IF, IO, 5.945%, 02/15/35 (m)	150
3,307	Series 3160, Class SA, IF, IO, 6.995%, 05/15/36 (m)	648
1,056	Series 3174, Class SA, IF, IO, 7.545%, 04/15/36 (m)	205
2,073	Series 3203, Class SH, IF, IO, 6.985%, 08/15/36 (m)	416
12,348	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,479
18,541	Series 3907, Class AI, IO, 5.000%, 05/15/40	3,544
12,161	Series 4018, Class HI, IO, 4.500%, 03/15/41 (m)	2,235
14,055	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,342
3,265	Series 4056, Class BI, IO, 3.000%, 05/15/27 (m)	374
3,715	Series 4073, Class IQ, IO, 4.000%, 07/15/42 (m)	880
1,889	Series 4088, Class JI, IO, 4.000%, 07/15/32	375
13,397	Series 4091, Class CI, IO, 3.500%, 06/15/27 (m)	1,724
7,397	Series 4097, Class CI, IO, 3.000%, 08/15/27 (m)	847
34,389	Series 4119, Class LI, IO, 3.500%, 06/15/39	5,426
3,929	Series 4120, Class UI, IO, 3.000%, 10/15/27 (m)	472
2,379	Series 4136, Class IN, IO, 3.000%, 11/15/27 (m)	273
5,211	Series 4146, Class AI, IO, 3.000%, 12/15/27 (m)	596
9,850	Series 4173, Class I, IO, 4.000%, 03/15/43	2,295
2,299	Series 4216, Class MI, IO, 3.000%, 06/15/28	274
4,688	Series 4236, Class DS, IF, IO, 5.895%, 08/15/43	739
5,240	Series 4314, Class HI, IO, 3.500%, 03/15/29	720
16,549	Series 4347, Class WF, VAR, 0.557%, 01/15/40	16,587
20,823	Series 4372, Class SY, IF, IO, 5.945%, 08/15/44	3,587
	Federal National Mortgage Association REMIC,
2,122	Series 2003-130, Class NS, IF, IO, 6.845%, 01/25/34 (m)	433
1,456	Series 2005-67, Class SI, IF, IO, 6.545%, 08/25/35 (m)	265
394	Series 2005-69, Class AS, IF, IO, 6.545%, 08/25/35 (m)	72
1,585	Series 2006-24, Class QS, IF, IO, 7.045%, 04/25/36 (m)	333
1,433	Series 2009-87, Class NS, IF, IO, 6.095%, 11/25/39 (m)	244
2,475	Series 2009-93, Class SD, IF, IO, 6.045%, 11/25/39 (m)	409
2,339	Series 2009-105, Class SE, IF, IO, 5.995%, 12/25/39 (m)	323
1,291	Series 2010-68, Class SJ, IF, IO, 6.395%, 07/25/40 (m)	259
8,092	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	950
2,512	Series 2011-68, Class AI, IO, 4.500%, 12/25/20 (m)	174
13,081	Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42 (m)	2,540
4,775	Series 2012-25, Class AI, IO, 3.500%, 03/25/27 (m)	585
8,301	Series 2012-34, Class PS, IF, IO, 6.445%, 07/25/41	1,543
2,581	Series 2012-93, Class SK, IF, IO, 5.895%, 09/25/42	556
16,512	Series 2012-98, Class GI, IO, 3.500%, 07/25/27 (m)	2,199
8,559	Series 2012-107, Class GI, IO, 3.500%, 09/25/27 (m)	1,165
11,419	Series 2012-107, Class IG, IO, 3.500%, 10/25/27 (m)	1,627
5,702	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	556
17,798	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	2,727
2,273	Series 2012-120, Class DI, IO, 3.000%, 03/25/31 (m)	339
16,052	Series 2012-128, Class KI, IO, 3.000%, 11/25/27 (m)	1,863
4,912	Series 2012-144, Class EI, IO, 3.000%, 01/25/28 (m)	562
10,967	Series 2012-145, Class EI, IO, 3.000%, 01/25/28 (m)	1,256

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Agency CMO — continued
	8,046	Series 2012-148, Class JI, IO, 3.500%, 12/25/39 (m)	1,287
	7,180	Series 2012-149, Class MI, IO, 3.000%, 01/25/28 (m)	831
	8,341	Series 2012-150, Class BI, IO, 3.000%, 01/25/28 (m)	980
	15,515	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,530
	17,140	Series 2013-5, Class YI, IO, 3.000%, 02/25/28 (m)	1,908
	4,321	Series 2013-9, Class IO, IO, 3.000%, 02/25/28 (m)	495
	5,394	Series 2013-9, Class YI, IO, 3.500%, 02/25/28 (m)	696
	6,351	Series 2013-10, Class YI, IO, 3.000%, 02/25/28 (m)	713
	4,470	Series 2013-15, Class QI, IO, 3.000%, 03/25/28 (m)	515
	10,229	Series 2013-18, Class NS, IF, IO, 5.945%, 03/25/43 (m)	2,246
	10,670	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28 (m)	1,219
	22,794	Series 2013-31, Class YI, IO, 3.500%, 04/25/28 (m)	3,116
	2,957	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	383
	810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	674

			83,761

		Non-Agency CMO — 4.9%
		Alternative Loan Trust,
	445	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34 (m)	454
	664	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35 (m)	665
	1,210	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,203
	48	Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	43
	3,203	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.345%, 12/25/46 (m)	2,245
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S, VAR, 1.207%, 10/01/41 (m)	1,584
		Banc of America Alternative Loan Trust,
	7,556	Series 2003-9, Class 1CB1, 5.500%, 11/25/33 (m)	7,869
	1,234	Series 2004-9, Class 4A1, 5.500%, 10/25/19 (m)	1,251
	500	Series 2006-2, Class 7A1, 6.000%, 03/25/21 (m)	507
	1,873	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.640%, 02/20/36 (m)	1,859
	967	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.699%, 02/25/34 (m)	960
EUR	3,826	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.342%, 10/16/38 (m)	4,698
EUR	1,787	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.383%, 03/31/48 (m)	2,181
	1,170	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,175
	39	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	39
	814	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35 (m)	831
	1,335	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37 (m)	1,271
	390	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e) (m)	393
	698	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35 (m)	701
	2,796	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35 (m)	2,747
		Granite Master Issuer plc, (United Kingdom),
EUR	1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.609%, 12/20/54 (m)	2,133
EUR	2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.549%, 12/20/54 (m)	2,736
	1,642	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34 (m)	1,759
		HarborView Mortgage Loan Trust,
	4,561	Series 2005-11, Class 2A1A, VAR, 0.464%, 08/19/45 (m)	4,212
	8,600	Series 2007-6, Class 2A1A, VAR, 0.344%, 08/19/37	7,091
	2,304	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.415%, 06/25/35 (m)	2,067
EUR	1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.288%, 10/30/33 (m)	1,433
	1,237	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36 (m)	1,131
	1,085	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35 (m)	984

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
	5,926	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34 (m)	6,262
		Morgan Stanley Mortgage Loan Trust,
	1,156	Series 2004-4, Class 2A, VAR, 6.366%, 09/25/34 (m)	1,209
	282	Series 2004-9, Class 1A, VAR, 5.650%, 11/25/34 (m)	279
GBP	1,640	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.976%, 05/15/34 (m)	2,465
	107	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36 (m)	91
		Residential Asset Securitization Trust,
	5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35 (m)	4,539
	612	Series 2005-A8CB, Class A11, 6.000%, 07/25/35 (m)	559
		RFMSI Trust,
	477	Series 2004-S5, Class 2A1, 4.500%, 05/25/19 (m)	483
	869	Series 2007-S9, Class 2A1, 5.500%, 09/25/22 (m)	876
	1,353	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 0.795%, 01/20/34 (m)	1,289
	2,968	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35 (m)	3,036
	608	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.539%, 12/25/33 (m)	505
EUR	2,187	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.173%, 06/26/39 (m)	2,661
	440	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33 (m)	432
	66	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21 (m)	61
		Wells Fargo Mortgage-Backed Securities Trust,
	7,165	Series 2004-M, Class A1, VAR, 2.615%, 08/25/34	7,271
	9,138	Series 2004-N, Class A6, VAR, 2.595%, 08/25/34 (m)	9,148
	10,369	Series 2004-N, Class A7, VAR, 2.595%, 08/25/34	10,380
	631	Series 2005-AR2, Class 2A2, VAR, 2.614%, 03/25/35 (m)	641
	4,466	Series 2005-AR4, Class 2A2, VAR, 2.609%, 04/25/35 (m)	4,514
	5,722	Series 2005-AR8, Class 1A1, VAR, 2.613%, 06/25/35 (m)	5,813

			118,736

		Total Collateralized Mortgage Obligations (Cost $200,039)	202,497

	Commercial Mortgage-Backed Securities — 6.1%
	6,000	A10 Securitization LLC, 6.040%, 01/09/20	6,000
	2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.555%, 08/15/31 (e)	2,221
		Banc of America Commercial Mortgage Trust,
	2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45 (m)	2,270
	8,400	Series 2006-2, Class AM, VAR, 5.952%, 05/10/45 (m)	8,962
	4,175	Series 2006-2, Class B, VAR, 5.952%, 05/10/45 (m)	4,321
	1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45 (m)	1,325
		Bear Stearns Commercial Mortgage Securities Trust,
	4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38 (m)	4,226
	4,000	Series 2007-PW16, Class AJ, VAR, 5.898%, 06/11/40 (m)	4,060
	5,630	Series 2007-PW17, Class AJ, VAR, 6.090%, 06/11/50 (m)	5,730
	6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.400%, 07/15/44 (m)	6,286
	650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48 (m)	630
	10,115	COMM Mortgage Trust, Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	10,112
	797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e) (m)	726
	5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.643%, 02/15/39 (m)	5,872
	4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.305%, 04/15/27 (e)	4,659
	500	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45 (m)	516
		GS Mortgage Securities Trust,
	6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39 (m)	6,695

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
9,935	Series 2007-GG10, Class A4, VAR, 5.990%, 08/10/45 (m)	10,846
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42 (m)	1,521
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42 (m)	2,902
3,680	Series 2005-LDP5, Class D, VAR, 5.559%, 12/15/44 (m)	3,784
4,000	Series 2006-CB14, Class AM, VAR, 5.617%, 12/12/44 (m)	4,170
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.462%, 11/12/37 (m)	3,421
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49 (m)	2,600
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.673%, 03/12/44 (m)	2,080
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44 (m)	2,414
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41 (m)	3,495
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.805%, 06/14/31 (e)	5,786
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42 (m)	3,617
3,477	Series 2005-C21, Class F, VAR, 5.417%, 10/15/44 (e) (m)	3,219
9,570	Series 2006-C23, Class D, VAR, 5.703%, 01/15/45 (m)	9,865
7,600	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47 (m)	7,903
1,660	Series 2007-C33, Class AJ, VAR, 6.140%, 02/15/51 (m)	1,754
3,250	Series 2007-C34, Class AJ, VAR, 6.145%, 05/15/46 (m)	3,410

	Total Commercial Mortgage-Backed Securities (Cost $148,015)	147,398

Convertible Bonds — 4.2%
	Consumer Discretionary — 1.3%
	Auto Components — 0.3%
1,801	TRW Automotive, Inc., 3.500%, 12/01/15	6,283

	Household Durables — 0.4%
	Jarden Corp.,
4,915	1.125%, 03/15/34 (e)	5,204
3,055	1.875%, 09/15/18	4,499

		9,703

	Media — 0.4%
8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)	8,566

	Textiles, Apparel & Luxury Goods — 0.2%
4,290	Iconix Brand Group, Inc., 1.500%, 03/15/18	5,829

	Total Consumer Discretionary	30,381

	Energy — 0.3%
	Energy Equipment & Services — 0.3%
6,330	Newpark Resources, Inc., 4.000%, 10/01/17	7,481

	Financials — 0.2%
	Diversified Financial Services — 0.2%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,848

	Health Care — 0.7%
	Health Care Equipment & Supplies — 0.3%
5,110	Hologic, Inc., SUB, 2.000%, 12/15/37	6,442

	Health Care Providers & Services — 0.4%
8,185	HealthSouth Corp., 2.000%, 12/01/43	9,489

	Total Health Care	15,931

	Industrials — 0.5%
	Building Products — 0.2%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	5,393

	Electrical Equipment — 0.2%
5,328	General Cable Corp., SUB, 4.500%, 11/15/29	3,606

	Machinery — 0.1%
1,950	Terex Corp., 4.000%, 06/01/15	3,491

	Total Industrials	12,490

	Information Technology — 1.2%
	Communications Equipment — 0.2%
5,080	Finisar Corp., 0.500%, 12/15/33 (e)	4,686
645	Ixia, 3.000%, 12/15/15	647

		5,333

	Internet Software & Services — 0.6%
5,030	Dealertrack Technologies, Inc., 1.500%, 03/15/17	6,875
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,347
2,735	WebMD Health Corp., 1.500%, 12/01/20 (e)	2,633

		14,855

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Semiconductors & Semiconductor Equipment — 0.4%
	4,510	Intel Corp., 2.950%, 12/15/35	5,987
	3,595	NXP Semiconductor N.V., (Netherlands), 1.000%, 12/01/19 (e)	3,674

			9,661

		Total Information Technology	29,849

		Total Convertible Bonds (Cost $98,707)	100,980

	Corporate Bonds — 45.0%
		Consumer Discretionary — 7.6%
		Auto Components — 0.9%
	3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e) (m)	3,707
		American Axle & Manufacturing, Inc.,
	1,500	6.250%, 03/15/21 (m)	1,586
	2,100	7.750%, 11/15/19 (m)	2,373
		Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR	1,600	Reg. S, 5.875%, 05/31/20	2,116
EUR	2,200	Reg. S, 5.875%, 05/31/20 (m)	2,910
		Goodyear Tire & Rubber Co. (The),
	2,720	6.500%, 03/01/21 (m)	2,890
	1,175	7.000%, 05/15/22 (m)	1,272
	746	8.250%, 08/15/20 (m)	800
	2,015	8.750%, 08/15/20 (m)	2,368
	1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (m)	1,127
	176	MPG Holdco I, Inc., 7.375%, 10/15/22 (e) (m)	183
	285	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e) (m)	302
	1,085	UCI International, Inc., 8.625%, 02/15/19 (m)	1,042

			22,676

		Automobiles — 1.2%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
	1,425	8.000%, 06/15/19 (m)	1,511
	7,385	8.250%, 06/15/21 (m)	8,234
	5,600	Ford Motor Co., 4.750%, 01/15/43 (m)	5,787
		General Motors Co.,
	220	4.000%, 04/01/25 (m)	220
	2,530	5.200%, 04/01/45 (m)	2,601
	2,320	6.250%, 10/02/43 (m)	2,697
GBP	1,600	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22 (m)	2,624
EUR	3,100	Renault S.A., (France), 3.125%, 03/05/21 (m)	4,221

			27,895

		Distributors — 0.0% (g)
	285	VWR Funding, Inc., 7.250%, 09/15/17 (m)	298

		Diversified Consumer Services — 0.1%
	1,137	Service Corp. International, 5.375%, 01/15/22 (m)	1,174
	35	ServiceMaster Co. LLC (The), 7.000%, 08/15/20 (m)	37

			1,211

		Hotels, Restaurants & Leisure — 0.8%
	220	B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e) (m)	226
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (m)	2,042
	1,830	9.000%, 02/15/20 (m)	1,455
	90	CCM Merger, Inc., 9.125%, 05/01/19 (e) (m)	97
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e) (m)	95
	150	Landry’s, Inc., 9.375%, 05/01/20 (e) (m)	160
	2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (m)	2,100
		MGM Resorts International,
	500	7.750%, 03/15/22 (m)	562
	4,210	8.625%, 02/01/19 (m)	4,810
	142	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e) (m)	152
	1,824	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	1,965
	210	Scientific Games International, Inc., 7.000%, 01/01/22 (e) (m)	211
	475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e) (m)	471
	257	Seneca Gaming Corp., 8.250%, 12/01/18 (e) (m)	268
	490	SGMS Escrow Corp., 10.000%, 12/01/22 (e) (m)	458
	210	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e) (m)	237
	225	Station Casinos LLC, 7.500%, 03/01/21 (m)	237
	1,126	Vail Resorts, Inc., 6.500%, 05/01/19 (m)	1,174
GBP	2,200	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20 (m)	3,582

			20,302

		Household Durables — 0.3%
	500	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e) (m)	530

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Household Durables — continued
	700	Jarden Corp., 7.500%, 05/01/17 (m)	768
		K. Hovnanian Enterprises, Inc.,
	52	6.250%, 01/15/16 (m)	54
	55	7.000%, 01/15/19 (e) (m)	54
	245	9.125%, 11/15/20 (e) (m)	266
	120	11.875%, 10/15/15 (m)	128
		Lennar Corp.,
	156	4.500%, 06/15/19 (m)	156
	565	6.950%, 06/01/18 (m)	623
	2,000	Series B, 12.250%, 06/01/17 (m)	2,425
	676	M/I Homes, Inc., 8.625%, 11/15/18 (m)	707
	360	Meritage Homes Corp., 7.150%, 04/15/20 (m)	392
	240	Standard Pacific Corp., 8.375%, 01/15/21 (m)	277
	217	Toll Brothers Finance Corp., 6.750%, 11/01/19 (m)	244
	334	WCI Communities, Inc., 6.875%, 08/15/21 (m)	338

			6,962

		Internet & Catalog Retail — 0.0% (g)
		SITEL LLC/Sitel Finance Corp.,
	120	11.000%, 08/01/17 (e) (m)	124
	243	11.500%, 04/01/18 (m)	199

			323

		Media — 3.4%
EUR	5,300	Altice S.A., (Luxembourg), 7.250%, 05/15/22 (e) (m)	6,854
	1,250	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	1,384
		Cablevision Systems Corp.,
	333	7.750%, 04/15/18 (m)	370
	1,854	8.000%, 04/15/20 (m)	2,132
	300	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24 (e) (m)	309
		Cenveo Corp.,
	255	6.000%, 08/01/19 (e) (m)	232
	225	8.500%, 09/15/22 (e) (m)	188
EUR	2,100	Cerved Group S.p.A., (Italy), Reg. S, 6.375%, 01/15/20 (m)	2,781
		Clear Channel Worldwide Holdings, Inc.,
	5,585	Series B, 6.500%, 11/15/22 (m)	5,823
	3,250	Series B, 7.625%, 03/15/20 (m)	3,383
	1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	1,902
		DISH DBS Corp.,
	2,575	5.875%, 07/15/22 (m)	2,662
	849	5.875%, 11/15/24 (e) (m)	855
	3,930	6.750%, 06/01/21 (m)	4,269
	3,310	7.875%, 09/01/19 (m)	3,782
	400	Gray Television, Inc., 7.500%, 10/01/20 (m)	414
	305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e) (m)	325
	300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (m)	337
	2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (m)	2,642
	4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e) (m)	4,030
	1,715	Numericable-SFR, (France), 6.000%, 05/15/22 (e) (m)	1,742
	5,825	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	5,971
	220	Radio One, Inc., 9.250%, 02/15/20 (e) (m)	210
	100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e) (m)	107
	2,300	Sinclair Television Group, Inc., 5.375%, 04/01/21 (m)	2,306
		Sirius XM Radio, Inc.,
	25	5.875%, 10/01/20 (e) (m)	26
	5,500	6.000%, 07/15/24 (e) (m)	5,679
	5,375	Time Warner, Inc., 4.650%, 06/01/44 (m)	5,445
EUR	4,200	Unitymedia KabelBW GmbH, (Germany), Reg. S, 9.500%, 03/15/21 (m)	5,875
	500	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	538
EUR	4,200	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22 (m)	5,653
	3,420	Viacom, Inc., 4.375%, 03/15/43 (m)	3,179
	400	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e) (m)	416
	500	WMG Acquisition Corp., 5.625%, 04/15/22 (e) (m)	505

			82,326

		Multiline Retail — 0.2%
	2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	2,517
	3,062	Target Corp., 3.500%, 07/01/24	3,152

			5,669

		Specialty Retail — 0.7%
		Claire’s Stores, Inc.,
	500	6.125%, 03/15/20 (e) (m)	463
	627	8.875%, 03/15/19 (m)	530

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Specialty Retail — continued
	3,295	9.000%, 03/15/19 (e) (m)	3,328
	3,332	Party City Holdings, Inc., 8.875%, 08/01/20 (m)	3,590
	267	Radio Systems Corp., 8.375%, 11/01/19 (e) (m)	290
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19 (m)	2,418
	5,155	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	5,490

			16,109

		Textiles, Apparel & Luxury Goods — 0.0% (g)
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	1,064

		Total Consumer Discretionary	184,835

		Consumer Staples — 2.9%
		Beverages — 0.1%
	125	Constellation Brands, Inc., 4.750%, 11/15/24 (m)	128
	840	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (m)	991

			1,119

		Food & Staples Retailing — 0.8%
EUR	2,900	Agrokor dd, (Croatia), Reg. S, 9.125%, 02/01/20 (m)	3,947
	4,423	CVS Health Corp., 3.375%, 08/12/24 (m)	4,445
	265	New Albertsons, Inc., 7.450%, 08/01/29 (m)	240
	1,000	Rite Aid Corp., 8.000%, 08/15/20 (m)	1,072
	225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (m)	231
		Walgreens Boots Alliance, Inc.,
	4,410	3.800%, 11/18/24 (m)	4,504
	3,770	4.800%, 11/18/44 (m)	3,967

			18,406

		Food Products — 0.9%
	1,423	Big Heart Pet Brands, 7.625%, 02/15/19 (m)	1,394
	2,737	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,860
	2,102	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (m)	2,281
	70	Darling Ingredients, Inc., 5.375%, 01/15/22 (m)	71
	3,795	H.J. Heinz Co., 4.250%, 10/15/20 (m)	3,843
		JBS USA LLC/JBS USA Finance, Inc.,
	457	7.250%, 06/01/21 (e) (m)	484
	475	7.250%, 06/01/21 (e) (m)	505
	384	8.250%, 02/01/20 (e) (m)	409
	274	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (m)	285
		Post Holdings, Inc.,
	125	6.750%, 12/01/21 (e) (m)	123
	5,235	7.375%, 02/15/22 (m)	5,287
GBP	2,400	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20 (m)	3,655
	1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e) (m)	1,118
	160	Wells Enterprises, Inc., 6.750%, 02/01/20 (e) (m)	167
	83	WhiteWave Foods Co. (The), 5.375%, 10/01/22 (m)	87

			22,569

		Household Products — 0.1%
	2,605	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	2,579
	775	Spectrum Brands, Inc., 6.750%, 03/15/20 (m)	819

			3,398

		Personal Products — 0.0% (g)
	75	Prestige Brands, Inc., 5.375%, 12/15/21 (e) (m)	74

		Tobacco — 1.0%
		Altria Group, Inc.,
	5,300	2.625%, 01/14/20 (m)	5,331
	3,000	2.850%, 08/09/22 (m)	2,916
	4,805	4.250%, 08/09/42 (m)	4,551
		Philip Morris International, Inc.,
	4,015	3.250%, 11/10/24 (m)	4,031
	2,700	3.875%, 08/21/42 (m)	2,522
	4,955	4.875%, 11/15/43 (m)	5,382

			24,733

		Total Consumer Staples	70,299

		Energy — 2.6%
		Energy Equipment & Services — 0.2%
	3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20 (m)	3,193
	300	Basic Energy Services, Inc., 7.750%, 02/15/19 (m)	249
	400	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e) (m)	364
	500	Parker Drilling Co., 7.500%, 08/01/20 (m)	420
	89	PHI, Inc., 5.250%, 03/15/19 (m)	82
	700	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e) (m)	616
	400	SESI LLC, 6.375%, 05/01/19 (m)	417

			5,341

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — 2.4%
	2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (m)	2,451
	30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24 (m)	29
	140	CONSOL Energy, Inc., 5.875%, 04/15/22 (e) (m)	140
	3,000	Denbury Resources, Inc., 4.625%, 07/15/23 (m)	2,520
	350	Diamondback Energy, Inc., 7.625%, 10/01/21 (m)	364
		Energy Transfer Partners LP,
	515	6.050%, 06/01/41 (m)	556
	4,890	6.500%, 02/01/42 (m)	5,578
	244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (m)	190
		Enterprise Products Operating LLC,
	1,075	4.850%, 03/15/44 (m)	1,123
	2,785	5.700%, 02/15/42 (m)	3,234
		EP Energy LLC/Everest Acquisition Finance, Inc.,
	1,550	6.875%, 05/01/19 (m)	1,616
	5,270	9.375%, 05/01/20 (m)	5,757
	400	EXCO Resources, Inc., 8.500%, 04/15/22 (m)	341
NOK	1,000	Exmar Netherlands B.V., (Netherlands), VAR, 6.150%, 07/07/17 (m)	142
	3,658	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.500%, 11/15/20 (m)	3,978
	1,300	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)	1,346
	600	Halcon Resources Corp., 9.250%, 02/15/22 (m)	474
	135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e) (m)	125
	350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e) (m)	316
	4,700	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22 (m)	4,726
	1,970	Kinder Morgan, Inc., 3.050%, 12/01/19 (m)	1,981
	4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	4,001
	500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22 (m)	525
	3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e) (m)	2,648
	400	Memorial Resource Development Corp., 5.875%, 07/01/22 (e) (m)	380
	230	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e) (m)	235
	100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (m)	94
	1,165	Peabody Energy Corp., 6.250%, 11/15/21 (m)	1,092
	1,070	Phillips 66, 4.875%, 11/15/44 (m)	1,090
	750	QEP Resources, Inc., 5.250%, 05/01/23 (m)	705
	240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22 (m)	235
	500	Rosetta Resources, Inc., 5.875%, 06/01/22 (m)	480
	2,750	SandRidge Energy, Inc., 8.125%, 10/15/22 (m)	2,200
	3,240	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45 (m)	3,339
	325	Swift Energy Co., 7.125%, 06/01/17 (m)	293
	500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)	475
	2,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e) (m)	1,820
	241	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (m)	253
	2,285	Williams Cos., Inc. (The), 5.750%, 06/24/44 (m)	2,185

			59,037

		Total Energy	64,378

		Financials — 10.9%
		Banks — 3.4%
EUR	2,800	ABN AMRO Bank N.V., (Netherlands), 6.375%, 04/27/21 (m)	4,317
EUR	9,200	Banco Popolare SC, (Italy), 3.500%, 03/14/19 (m)	12,002
	6,135	Bank of America Corp., 3.300%, 01/11/23 (m)	6,140
EUR	3,637	Bank of Ireland, (Ireland), 3.250%, 01/15/19 (m)	4,829
EUR	8,800	Bankia S.A., (Spain), 3.500%, 01/17/19 (m)	11,837
		Barclays Bank plc, (United Kingdom),
	1,000	7.625%, 11/21/22 (m)	1,104
EUR	3,350	Reg. S, 6.000%, 01/14/21 (m)	5,077
EUR	7,000	CaixaBank S.A., (Spain), VAR, 5.000%, 11/14/23 (m)	9,392
		CIT Group, Inc.,
	400	5.000%, 05/15/17 (m)	417
	430	5.000%, 08/15/22 (m)	443
	2,000	5.500%, 02/15/19 (e) (m)	2,120

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	2,670	Citigroup, Inc., 4.300%, 11/20/26 (m)	2,696
EUR	5,649	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23 (m)	8,647
	2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22 (m)	2,362
EUR	2,984	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22 (m)	4,493
		Wells Fargo & Co.,
	1,160	4.650%, 11/04/44 (m)	1,179
	3,300	5.375%, 11/02/43 (m)	3,719
	1,555	Wells Fargo Bank N.A., VAR, 0.442%, 05/16/16 (m)	1,548

			82,322

		Capital Markets — 1.8%
EUR	5,250	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25 (m)	7,353
	147	E*TRADE Financial Corp., 5.375%, 11/15/22 (m)	148
	6,070	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24 (m)	6,217
		Morgan Stanley,
	4,420	3.700%, 10/23/24 (m)	4,488
	416	3.750%, 02/25/23 (m)	428
		UBS AG, (Switzerland),
	4,245	Reg. S, VAR, 4.750%, 05/22/23 (m)	4,293
EUR	13,879	VAR, 4.750%, 02/12/26 (m)	18,442
GBP	787	VAR, 5.250%, 06/21/21 (m)	1,289

			42,658

		Consumer Finance — 0.5%
		Ally Financial, Inc.,
	1,905	6.250%, 12/01/17 (m)	2,060
	804	8.000%, 03/15/20 (m)	953
	200	8.000%, 11/01/31 (m)	251
	400	VAR, 2.911%, 07/18/16 (m)	404
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18 (m)	1,276
	450	4.750%, 08/15/17 (m)	476
		Synchrony Financial,
	2,505	3.750%, 08/15/21 (m)	2,569
	3,740	4.250%, 08/15/24 (m)	3,820

			11,809

		Diversified Financial Services — 1.1%
	415	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	289
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e) (m)	290
	476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e) (m)	499
	9,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e) (m)	10,085
	9,325	General Electric Capital Corp., VAR, 6.375%, 11/15/67 (m)	10,052
GBP	2,400	Lowell Group Financing plc, (United Kingdom), Reg. S, 5.875%, 04/01/19 (m)	3,533
EUR	2,500	Monitchem HoldCo 3 S.A., (Luxembourg), 5.250%, 06/15/21 (e) (m)	3,086
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e) (m)	26

			27,860

		Insurance — 2.0%
EUR	1,800	Aegon N.V., (Netherlands), VAR, 4.000%, 04/25/44 (m)	2,316
		American International Group, Inc.,
	5,000	4.875%, 06/01/22 (m)	5,602
	2,870	6.250%, 03/15/37 (m)	3,232
	150	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e) (m)	155
EUR	7,900	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42 (m)	12,439
GBP	1,800	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42 (m)	3,617
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38 (m)	550
	4,320	MetLife, Inc., 6.400%, 12/15/36 (m)	4,803
		Prudential Financial, Inc.,
	5,000	3.500%, 05/15/24 (m)	5,030
	6,765	VAR, 5.875%, 09/15/42 (m)	7,171
GBP	1,595	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	2,685

			47,600

		Real Estate Investment Trusts (REITs) — 1.3%
	5,500	Corrections Corp. of America, 4.125%, 04/01/20 (m)	5,417
	2,055	Crown Castle International Corp., 5.250%, 01/15/23 (m)	2,091
	1,640	DDR Corp., 7.875%, 09/01/20 (m)	2,039
	4,040	Geo Group, Inc. (The), 6.625%, 02/15/21 (m)	4,222
	3,350	HCP, Inc., 5.375%, 02/01/21 (m)	3,766
	130	Iron Mountain, Inc., 5.750%, 08/15/24 (m)	132
		Liberty Property LP,
	2,810	3.375%, 06/15/23 (m)	2,761
	2,755	4.400%, 02/15/24 (m)	2,907

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Real Estate Investment Trusts (REITs) — continued
		Ventas Realty LP/Ventas Capital Corp.,
	4,370	3.250%, 08/15/22 (m)	4,306
	1,330	4.250%, 03/01/22 (m)	1,397
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,303

			32,341

		Real Estate Management & Development — 0.1%
	195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e) (m)	196
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e) (m)	1,855

			2,051

		Thrifts & Mortgage Finance — 0.7%
	17,850	BPCE S.A., (France), VAR, 0.843%, 06/23/17 (m)	17,873

		Total Financials	264,514

		Health Care — 3.1%
		Biotechnology — 0.2%
	4,320	Gilead Sciences, Inc., 4.500%, 02/01/45 (m)	4,524

		Health Care Equipment & Supplies — 0.5%
	200	Alere, Inc., 7.250%, 07/01/18 (m)	211
	4,695	Biomet, Inc., 6.500%, 08/01/20 (m)	5,027
	953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	1,009
		DJO Finance LLC/DJO Finance Corp.,
	1,500	7.750%, 04/15/18 (m)	1,513
	1,545	8.750%, 03/15/18 (m)	1,622
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (m)	2,769
	556	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e) (m)	569

			12,720

		Health Care Providers & Services — 1.2%
	1,700	21st Century Oncology, Inc., 8.875%, 01/15/17 (m)	1,709
	175	Amsurg Corp., 5.625%, 07/15/22 (e) (m)	179
	1,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	1,571
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	804
	8,207	HCA, Inc., 7.500%, 02/15/22 (m)	9,397
		HealthSouth Corp.,
	1,305	7.750%, 09/15/22 (m)	1,396
	500	8.125%, 02/15/20 (m)	524
	900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (m)	945
	128	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	132
	216	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)	228
GBP	1,500	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19 (m)	2,444
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20 (m)	2,683
	500	5.000%, 03/01/19 (e) (m)	492
	110	6.000%, 10/01/20 (m)	117
	500	6.750%, 02/01/20 (m)	524
	2,835	8.000%, 08/01/20 (m)	3,012
	1,650	8.125%, 04/01/22 (m)	1,844
	500	United Surgical Partners International, Inc., 9.000%, 04/01/20 (m)	538
		Universal Health Services, Inc.,
	83	3.750%, 08/01/19 (e) (m)	83
	117	4.750%, 08/01/22 (e) (m)	118

			28,740

		Pharmaceuticals — 1.2%
	3,545	Actavis Funding SCS, (Luxembourg), 4.850%, 06/15/44 (m)	3,513
EUR	6,200	Bayer AG, (Germany), VAR, 3.000%, 07/01/75 (m)	7,941
	46	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (m) (v)	46
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e) (m)	3,862
		Perrigo Finance plc, (Ireland),
	1,560	3.500%, 12/15/21	1,571
	3,545	3.900%, 12/15/24	3,575
		Valeant Pharmaceuticals International, Inc., (Canada),
	425	6.750%, 08/15/18 (e) (m)	454
	3,220	6.750%, 08/15/21 (e) (m)	3,361
	375	6.875%, 12/01/18 (e) (m)	389
	1,630	7.000%, 10/01/20 (e) (m)	1,711
	750	7.250%, 07/15/22 (e) (m)	795
	2,500	7.500%, 07/15/21 (e) (m)	2,700

			29,918

		Total Health Care	75,902

		Industrials — 3.8%
		Aerospace & Defense — 0.1%
	62	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e) (m)	63
	107	B/E Aerospace, Inc., 6.875%, 10/01/20 (m)	115
	1,125	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e) (m)	1,244

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Aerospace & Defense — continued
	66	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (m)	67

			1,489

		Air Freight & Logistics — 0.0% (g)
	140	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e) (m)	127
	139	XPO Logistics, Inc., 7.875%, 09/01/19 (e) (m)	148

			275

		Airlines — 0.5%
	3,287	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (m)	3,328
	2,303	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (m)	2,464
	603	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	639
	132	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	152
	1,955	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	1,984
	602	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	644
	221	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19 (m)	256
	3,733	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,789

			13,256

		Building Products — 0.3%
	500	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e) (m)	515
	400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)	429
EUR	1,800	Pfleiderer GmbH, (Germany), 7.875%, 08/01/19 (e) (m)	2,166
EUR	2,400	Spie BondCo 3 SCA, (Luxembourg), Reg. S, 11.000%, 08/15/19 (m)	3,284

			6,394

		Commercial Services & Supplies — 0.2%
	3,140	ADT Corp. (The), 6.250%, 10/15/21 (m)	3,289
	400	Casella Waste Systems, Inc., 7.750%, 02/15/19 (m)	405
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e) (m)	150
		Harland Clarke Holdings Corp.,
	100	6.875%, 03/01/20 (e) (m)	101
	75	9.250%, 03/01/21 (e) (m)	75
	750	9.750%, 08/01/18 (e) (m)	802
	255	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e) (m)	242
	435	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e) (m)	424
	120	Mustang Merger Corp., 8.500%, 08/15/21 (e) (m)	119
	155	Quad/Graphics, Inc., 7.000%, 05/01/22 (e) (m)	152
	60	West Corp., 5.375%, 07/15/22 (e) (m)	57

			5,816

		Construction & Engineering — 0.2%
		AECOM Technology Corp.,
	380	5.750%, 10/15/22 (e) (m)	398
	240	5.875%, 10/15/24 (e) (m)	254
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (m)	687
	405	MasTec, Inc., 4.875%, 03/15/23 (m)	388
EUR	2,300	Novafives SAS, (France), 4.500%, 06/30/21 (e) (m)	2,840

			4,567

		Electrical Equipment — 0.1%
	500	General Cable Corp., 5.750%, 10/01/22 (m)	415
	435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	461
	1,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e) (m)	1,155

			2,031

		Machinery — 0.7%
	93	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e) (m)	96
	1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e) (m)	970
	220	Columbus McKinnon Corp., 7.875%, 02/01/19 (m)	230
EUR	3,700	Galapagos Holding S.A., (Luxembourg), 7.000%, 06/15/22 (e) (m)	4,325
EUR	3,100	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20 (m)	4,202
	2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20 (m)	3,157
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e) (m)	417
	3,715	Terex Corp., 6.500%, 04/01/20 (m)	3,901

			17,298

		Marine — 0.0% (g)
	385	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22 (e) (m)	372
	200	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e) (m)	202

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Marine — continued
	688	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (m)	736

			1,310

		Road & Rail — 0.4%
	675	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20 (m)	739
EUR	2,500	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18 (m)	2,622
		Hertz Corp. (The),
	1,685	5.875%, 10/15/20 (m)	1,702
	100	6.750%, 04/15/19 (m)	103
	3,425	7.375%, 01/15/21 (m)	3,614

			8,780

		Trading Companies & Distributors — 0.8%
	1,805	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20 (m)	2,040
		HD Supply, Inc.,
	435	8.125%, 04/15/19 (m)	472
	2,000	11.000%, 04/15/20 (m)	2,290
		International Lease Finance Corp.,
	900	5.875%, 04/01/19 (m)	968
	800	5.875%, 08/15/22 (m)	866
	845	8.750%, 03/15/17 (m)	952
EUR	3,300	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20 (m)	4,401
		United Rentals North America, Inc.,
	2,750	7.375%, 05/15/20 (m)	2,970
	2,295	7.625%, 04/15/22 (m)	2,536
	2,230	8.250%, 02/01/21 (m)	2,425

			19,920

		Transportation Infrastructure — 0.5%
EUR	4,700	Atlantia S.p.A., (Italy), 2.875%, 02/26/21 (m)	6,467
GBP	3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17 (m)	5,883

			12,350

		Total Industrials	93,486

		Information Technology — 2.5%
		Communications Equipment — 0.4%
		Alcatel-Lucent USA, Inc.,
	200	4.625%, 07/01/17 (e) (m)	202
	39	6.450%, 03/15/29 (m)	38
	200	6.750%, 11/15/20 (e) (m)	207
		Avaya, Inc.,
	2,710	7.000%, 04/01/19 (e) (m)	2,649
	134	10.500%, 03/01/21 (e) (m)	117
	4,565	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	5,458
	375	Goodman Networks, Inc., 12.125%, 07/01/18 (m)	398

			9,069

		Electronic Equipment, Instruments & Components — 0.4%
	800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	807
EUR	3,200	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19 (m)	4,275
EUR	3,800	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20 (m)	4,902
	400	Viasystems, Inc., 7.875%, 05/01/19 (e) (m)	422

			10,406

		IT Services — 0.5%
	500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e) (m)	501
		First Data Corp.,
	2,476	6.750%, 11/01/20 (e) (m)	2,637
	600	8.250%, 01/15/21 (e) (m)	642
	203	11.750%, 08/15/21 (m)	235
	300	12.625%, 01/15/21 (m)	357
	5,600	8.750% (cash), 01/15/22 (e) (m) (v)	6,020
		SunGard Data Systems, Inc.,
	491	7.375%, 11/15/18 (m)	511
	1,500	7.625%, 11/15/20 (m)	1,597

			12,500

		Semiconductors & Semiconductor Equipment — 0.4%
		Advanced Micro Devices, Inc.,
	65	6.750%, 03/01/19 (m)	60
	200	7.750%, 08/01/20 (m)	186
	4,850	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	4,850
	50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e) (m)	52
	400	Micron Technology, Inc., 5.500%, 02/01/25 (e) (m)	402
		NXP B.V./NXP Funding LLC, (Netherlands),
	200	3.500%, 09/15/16 (e) (m)	203
	3,000	5.750%, 02/15/21 (e) (m)	3,172

			8,925

		Software — 0.6%
		Audatex North America, Inc.,
	57	6.000%, 06/15/21 (e) (m)	59
	27	6.125%, 11/01/23 (e) (m)	28
	2,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	2,105
	5,045	Infor U.S., Inc., 9.375%, 04/01/19 (m)	5,457

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Software — continued
	5,205	Oracle Corp., 4.500%, 07/08/44 (m)	5,503

			13,152

		Technology Hardware, Storage & Peripherals — 0.2%
	5,160	Apple, Inc., 4.450%, 05/06/44 (m)	5,547
		NCR Corp.,
	33	5.000%, 07/15/22 (m)	32
	10	5.875%, 12/15/21 (m)	10
	30	6.375%, 12/15/23 (m)	31

			5,620

		Total Information Technology	59,672

		Materials — 4.0%
		Chemicals — 0.9%
	3,455	Ashland, Inc., 4.750%, 08/15/22 (m)	3,472
	500	Axiall Corp., 4.875%, 05/15/23 (m)	484
	2,810	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	2,719
	2,460	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18 (m)	2,325
		Huntsman International LLC,
	1,650	4.875%, 11/15/20 (m)	1,679
	2,000	8.625%, 03/15/21 (m)	2,170
		Ineos Finance plc, (United Kingdom),
	1,255	7.500%, 05/01/20 (e) (m)	1,318
	2,960	8.375%, 02/15/19 (e) (m)	3,160
	500	PolyOne Corp., 5.250%, 03/15/23 (m)	504
	384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e) (m)	395
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (m)	1,860
	1,872	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (m)	1,928

			22,014

		Construction Materials — 0.9%
	1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e) (m)	1,498
	725	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	832
EUR	7,400	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20 (m)	10,831
	7,330	Martin Marietta Materials, Inc., VAR, 1.333%, 06/30/17 (e) (m)	7,360
	90	U.S. Concrete, Inc., 8.500%, 12/01/18 (m)	96

			20,617

		Containers & Packaging — 1.0%
		Ardagh Packaging Finance plc, (Ireland),
	3,500	9.125%, 10/15/20 (e) (m)	3,771
EUR	4,000	Reg. S, 9.250%, 10/15/20 (m)	5,325
	2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.234%, 12/15/19 (e) (m)	1,940
	340	Berry Plastics Corp., 9.750%, 01/15/21 (m)	379
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	85	5.625%, 12/15/16 (e) (m)	85
	570	6.000%, 06/15/17 (e) (m)	569
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	1,160	5.750%, 10/15/20 (m)	1,193
	350	7.125%, 04/15/19 (m)	362
	225	8.500%, 05/15/18 (m)	232
	4,560	9.000%, 04/15/19 (m)	4,754
	2,500	9.875%, 08/15/19 (m)	2,694
	3,090	Sealed Air Corp., 8.375%, 09/15/21 (e) (m)	3,476

			24,780

		Metals & Mining — 1.0%
	415	AK Steel Corp., 8.750%, 12/01/18 (m)	442
	250	Aleris International, Inc., 7.875%, 11/01/20 (m)	256
	2,400	Allegheny Technologies, Inc., 6.125%, 08/15/23 (m)	2,397
		ArcelorMittal, (Luxembourg),
	500	6.750%, 02/25/22 (m)	543
	1,310	10.350%, 06/01/19 (m)	1,595
	150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e) (m)	156
	356	Coeur Mining, Inc., 7.875%, 02/01/21 (m)	279
		First Quantum Minerals Ltd., (Canada),
	163	6.750%, 02/15/20 (e) (m)	157
	163	7.000%, 02/15/21 (e) (m)	158
	4,294	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	3,972
		Freeport-McMoRan, Inc.,
	3,700	4.000%, 11/14/21 (m)	3,755
	485	5.450%, 03/15/43 (m)	487
		Glencore Finance Canada Ltd., (Canada),
	1,950	4.250%, 10/25/22 (e) (m)	1,976
	1,835	5.550%, 10/25/42 (e) (m)	1,872
	3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e) (m)	4,029

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Metals & Mining — continued
	610	Hecla Mining Co., 6.875%, 05/01/21 (m)	569
	171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20 (m)	177
	90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e) (m)	94
		Lundin Mining Corp., (Canada),
	260	7.500%, 11/01/20 (e) (m)	268
	230	7.875%, 11/01/22 (e) (m)	238
	510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e) (m)	495
	190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19 (m)	180

			24,095

		Paper & Forest Products — 0.2%
EUR	3,400	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 5.125%, 09/15/18 (m)	4,669

		Total Materials	96,175

		Telecommunication Services — 5.0%
		Diversified Telecommunication Services — 4.4%
	200	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e) (m)	205
	200	Altice Finco S.A., (Luxembourg), 8.125%, 01/15/24 (e) (m)	204
	9,610	AT&T, Inc., 4.800%, 06/15/44 (m)	9,764
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	4,065	6.500%, 04/30/21 (m)	4,278
	330	7.000%, 01/15/19 (m)	344
	680	7.250%, 10/30/17 (m)	708
	3,050	7.375%, 06/01/20 (m)	3,267
	745	8.125%, 04/30/20 (m)	790
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22 (m)	1,732
	2,560	Series W, 6.750%, 12/01/23 (m)	2,842
		Cincinnati Bell, Inc.,
	20	8.375%, 10/15/20 (m)	21
	26	8.750%, 03/15/18 (m)	27
EUR	2,200	Eileme 2 AB, (Sweden), Reg. S, 11.750%, 01/31/20 (m)	3,142
	726	Embarq Corp., 7.995%, 06/01/36 (m)	808
		Frontier Communications Corp.,
	2,500	6.875%, 01/15/25 (m)	2,512
	649	9.250%, 07/01/21 (m)	761
	3,000	GCI, Inc., 8.625%, 11/15/19 (m)	3,136
		Intelsat Jackson Holdings S.A., (Luxembourg),
	3,200	6.625%, 12/15/22 (m)	3,336
	1,715	7.250%, 04/01/19 (m)	1,794
	2,400	7.250%, 10/15/20 (m)	2,547
	2,750	7.500%, 04/01/21 (m)	2,950
		Intelsat Luxembourg S.A., (Luxembourg),
	400	6.750%, 06/01/18 (m)	410
	440	8.125%, 06/01/23 (m)	460
		Level 3 Communications, Inc.,
	814	5.750%, 12/01/22 (e)	818
	1,461	11.875%, 02/01/19 (m)	1,569
	1,444	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e) (m)	1,458
		Level 3 Financing, Inc.,
	1,045	6.125%, 01/15/21 (m)	1,089
	2,671	8.125%, 07/01/19 (m)	2,845
	1,000	8.625%, 07/15/20 (m)	1,088
	30	VAR, 3.826%, 01/15/18 (m)	30
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28 (m)	300
	156	7.750%, 02/15/31 (m)	159
	3,720	Sprint Capital Corp., 8.750%, 03/15/32 (m)	3,911
EUR	4,200	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22 (m)	5,732
		tw telecom holdings, Inc.,
	5	5.375%, 10/01/22 (m)	5
	41	6.375%, 09/01/23 (m)	47
	750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e) (m)	786
	1,905	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	2,088
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e) (m)	1,901
		Verizon Communications, Inc.,
	6,695	3.500%, 11/01/24 (m)	6,693
	2,005	3.850%, 11/01/42 (m)	1,802
	2,260	4.862%, 08/21/46 (e) (m)	2,356
	3,000	6.550%, 09/15/43 (m)	3,875
	7,565	VAR, 1.764%, 09/15/16 (m)	7,721
GBP	3,100	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21 (m)	5,111
EUR	2,900	Wind Acquisition Finance S.A., (Luxembourg), 4.000%, 07/15/20 (e) (m)	3,604
		Windstream Corp.,
	140	7.750%, 10/15/20 (m)	147
	5,230	7.750%, 10/01/21 (m)	5,472
	335	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20 (m)	377

			107,022

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — 0.6%
EUR	2,200	Matterhorn Midco & Cy S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/20 (m)	2,862
	732	NII Capital Corp., 7.625%, 04/01/21 (d) (m)	124
	490	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (d) (e) (m)	355
	200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e) (m)	200
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22 (m)	241
	223	7.000%, 03/01/20 (e) (m)	245
	151	7.000%, 08/15/20 (m)	155
	450	9.000%, 11/15/18 (e) (m)	521
		Sprint Corp.,
	98	7.125%, 06/15/24 (m)	97
	234	7.250%, 09/15/21 (m)	238
	6,059	7.875%, 09/15/23 (m)	6,347
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18 (m)	369
	327	6.125%, 01/15/22 (m)	333
	243	6.464%, 04/28/19 (m)	252
	30	6.500%, 01/15/24 (m)	31
	32	6.625%, 11/15/20 (m)	33
	225	6.625%, 04/01/23 (m)	233
	122	6.633%, 04/28/21 (m)	126
	337	6.731%, 04/28/22 (m)	349
	128	6.836%, 04/28/23 (m)	133
	200	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e) (m)	211

			13,455

		Total Telecommunication Services	120,477

		Utilities — 2.6%
		Electric Utilities — 1.3%
	2,460	Duke Energy Progress, Inc., 4.150%, 12/01/44 (m)	2,549
		Enel S.p.A., (Italy),
EUR	2,544	VAR, 6.500%, 01/10/74 (m)	3,495
GBP	2,388	VAR, 7.750%, 09/10/75 (m)	4,094
	9,120	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e) (m)	9,623
EUR	5,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S, 3.875%, 01/17/23 (m)	7,661
	3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43 (m)	3,184

			30,606

		Gas Utilities — 0.0% (g)
	1,090	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	1,073

		Independent Power & Renewable Electricity Producers — 0.2%
		Calpine Corp.,
	601	5.375%, 01/15/23 (m)	609
	599	5.750%, 01/15/25 (m)	610
	750	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	776
		NRG Energy, Inc.,
	800	7.875%, 05/15/21 (m)	866
	1,000	8.250%, 09/01/20 (m)	1,073

			3,934

		Multi-Utilities — 0.7%
	10,395	Dominion Resources, Inc., 3.625%, 12/01/24 (m)	10,553
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73 (m)	2,971
	2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,292

			15,816

		Water Utilities — 0.4%
GBP	6,371	Anglian Water Osprey Financing plc, (United Kingdom), 7.000%, 01/31/18 (m)	10,620

		Total Utilities	62,049

		Total Corporate Bonds (Cost $1,103,185)	1,091,787

	Foreign Government Securities — 5.5%
EUR	20,700	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24 (m)	29,672
IDR	136,000,000	Republic of Indonesia, (Indonesia), Series FR71, 9.000%, 03/15/29 (m)	12,102
ZAR	217,000	Republic of South Africa, (South Africa), Series R186, 10.500%, 12/21/26 (m)	23,990
TRY	52,800	Republic of Turkey, (Turkey), 9.000%, 07/24/24 (m)	25,996
EUR	31,000	Spain Government Bond, (Spain), 2.750%, 10/31/24 (e) (m)	41,436

		Total Foreign Government Securities (Cost $128,598)	133,196

	Mortgage Pass-Through Securities — 12.9%
		Federal National Mortgage Association, 30 Year, Single Family,
	69,375	TBA, 3.500%, 12/25/44	72,307
	112,850	TBA, 4.000%, 12/25/44	120,485
	108,420	TBA, 5.000%, 12/25/44	120,211

		Total Mortgage Pass-Through Securities (Cost $310,791)	313,003

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — 5.5% (x)
		Financials — 5.1%
		Banks — 2.7%
		Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR	5,000	Reg. S, VAR, 7.000%, 02/19/19 (m)	6,364
	4,400	VAR, 9.000%, 05/09/18 (m)	4,763
		Bank of America Corp.,
	1,185	Series V, VAR, 5.125%, 06/17/19 (m)	1,146
	2,975	Series X, VAR, 6.250%, 09/05/24 (m)	2,958
	565	Series K, VAR, 8.000%, 01/30/18 (m)	605
EUR	2,250	BNP Paribas S.A., (France), Reg. S, VAR, 7.781%, 07/02/18 (m)	3,254
	200	Citigroup, Inc., VAR, 5.950%, 01/30/23 (m)	199
		Credit Agricole S.A., (France),
EUR	1,900	VAR, 6.500%, 06/23/21 (m)	2,416
	310	VAR, 6.625%, 09/23/19 (e) (m)	305
GBP	4,050	VAR, 8.125%, 10/26/19 (m)	7,164
EUR	6,200	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20 (m)	7,874
GBP	2,250	DNB Bank ASA, (Norway), Reg. S, VAR, 6.012%, 03/29/17 (m)	3,667
	9,375	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24 (m)	9,591
EUR	3,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19 (m)	4,715
EUR	5,100	Lloyds Banking Group plc, (United Kingdom), VAR, 6.375%, 06/27/20 (m)	6,540
EUR	2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17 (m)	3,815

			65,376

		Capital Markets — 1.4%
	3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e) (m)	3,418
	7,750	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19 (m)	7,925
	15,915	Morgan Stanley, VAR, 5.450%, 07/15/19 (m)	16,034
EUR	4,900	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15 (m)	6,108

			33,485

		Diversified Financial Services — 0.7%
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	13,989
GBP	1,600	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19 (m)	2,456

			16,445

		Insurance — 0.3%
GBP	1,600	Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17 (m)	2,624
GBP	759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m)	1,320
	1,225	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,296
GBP	1,500	Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19 (m)	2,560

			7,800

		Thrifts & Mortgage Finance — 0.0% (g)
EUR	1,400	BPCE S.A., (France), VAR, 9.000%, 03/17/15 (m)	1,771

		Total Financials	124,877

		Telecommunication Services — 0.4%
		Diversified Telecommunication Services — 0.4%
EUR	7,100	Orange S.A., (France), VAR, 5.250%, 02/07/24 (m)	9,546

		Total Preferred Securities (Cost $138,613)	134,423

	U.S. Treasury Obligations — 5.5%
	3,730	U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42 (m)	3,751
	125,270	U.S. Treasury Inflation Indexed Notes, 0.625%, 01/15/24 (m)	130,019

		Total U.S. Treasury Obligations (Cost $135,649)	133,770

SHARES
	Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
	— (h)	Ally Financial, Inc., Series G, 7.000%, 12/29/14 (e) (m) @	249

		Insurance — 0.0% (g)
	— (h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.351%, 12/29/14 (m) @	344

		Total Preferred Stocks (Cost $583)	593

PRINCIPAL AMOUNT
	Loan Assignments — 1.7%
		Consumer Discretionary — 0.4%
		Diversified Consumer Services — 0.0% (g)
	645	Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19 (m)	641

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Hotels, Restaurants & Leisure — 0.1%
601	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18 (m)	619
794	Scientific Games International, Inc., Term Loan, VAR, 4.940%, 10/18/20 (m)	782

		1,401

	Media — 0.2%
498	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20 (m)	497
400	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19 (m)	376
267	iHeartCommunications, Inc., Term Loan B-1, VAR, 3.806%, 01/29/16 (m)	264
949	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19 (m)	909
424	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19 (m)	424
184	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16 (m)	133
922	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20 (m)	918
30	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17 (m)	30
997	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20 (m)	987
1,237	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20 (m)	1,224
150	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21 (m)	147

		5,909

	Multiline Retail — 0.1%
1,237	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18 (m)	1,213

	Specialty Retail — 0.0% (g)
103	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21 (m)	97

	Total Consumer Discretionary	9,261

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
992	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17 (m)	992
1,269	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19 (m)	1,267
644	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 (m)	641

		2,900

	Food Products — 0.2%
881	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18 (m)	877
1,609	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20 (m)	1,608
1,761	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20 (m)	1,735

		4,220

	Total Consumer Staples	7,120

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
396	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 (m)	366
392	Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21 (m)	354
408	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18 (m)	380

		1,100

	Oil, Gas & Consumable Fuels — 0.1%
460	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20 (m)	416
748	Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19	748

		1,164

	Total Energy	2,264

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
129	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 (m)	125

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20 (m)	20
594	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19 (m)	567
400	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22 (m)	391

		978

	Insurance — 0.0% (g)
259	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20 (m)	256

	Total Financials	1,359

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
282	Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21 (m)	283
260	Ikaria, Inc., 2nd Lien Term Loan, VAR, 8.750%, 02/14/22 (m)	261

		544

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Equipment & Supplies — 0.1%
84	Biomet, Inc., Term Loan B2, VAR, 3.655%, 07/25/17 (m)	83
378	Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21 (m)	375
450	Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21 (m)	447

		905

	Health Care Providers & Services — 0.1%
1,090	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19 (m)	1,078
349	Amsurg Corp., Initial Term Loan B, VAR, 3.754%, 07/16/21 (m)	348
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 (m)	808
687	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21 (m)	683

		2,917

	Life Sciences Tools & Services — 0.0% (g)
347	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 (m)	346

	Pharmaceuticals — 0.0% (g)
427	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19 (m)	421

	Total Health Care	5,133

	Industrials — 0.2%
	Airlines — 0.1%
889	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18 (m)	877
990	U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19 (m)	972

		1,849

	Commercial Services & Supplies — 0.1%
394	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20 (m)	389
101	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20 (m)	99
465	Marine Acquisition Corp., Term Loan B, VAR, 5.250%, 01/30/21 (m)	465
502	University Support Services LLC (St. George’s University Scholastic Services LLC), 2nd Lien Term Loan, VAR, 5.750%, 08/06/21 (m)	499

		1,452

	Industrial Conglomerates — 0.0% (g)
201	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19 (m)	198

	Marine — 0.0% (g)
409	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21 (m)	379
640	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18 (m)	624

		1,003

	Trading Companies & Distributors — 0.0% (g)
397	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18 (m)	396
134	SunSource Holdings, Inc., Term Loan, VAR, 4.753%, 02/12/21	134

		530

	Total Industrials	5,032

	Information Technology — 0.2%
	Communications Equipment — 0.1%
1,680	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17 (m)	1,631

	Electronic Equipment, Instruments & Components — 0.1%
1,903	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 (m)	1,903

	IT Services — 0.0% (g)
1,500	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21 (m)	1,491

	Semiconductors & Semiconductor Equipment — 0.0% (g)
149	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21 (m)	149

	Total Information Technology	5,174

	Materials — 0.1%
	Chemicals — 0.0% (g)
346	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21 (m)	347
325	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19 (m)	324

		671

	Construction Materials — 0.0% (g)
75	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21 (m)	75
143	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20 (m)	142

		217

	Containers & Packaging — 0.1%
279	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19 (m)	277
636	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21 (m)	621

		898

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Metals & Mining — 0.0% (g)
547	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19 (m)	545

	Total Materials	2,331

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
446	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20 (m)	443
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 (m)	795
297	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21 (m)	295
149	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19 (m)	149

	Total Telecommunication Services	1,682

	Utilities — 0.1%
	Electric Utilities — 0.1%
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17 (m)	1,810

	Total Loan Assignments (Cost $41,846)	41,166

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
55,468	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) † (Cost $55,468)	55,468

	Total Investments — 111.5% (Cost $2,710,237)	2,706,454
	Liabilities in Excess of Other Assets — (11.5)% (c)	(278,432)

	NET ASSETS — 100.0%	$2,428,022

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	Long Gilt	03/27/15	1,652	19
	Short Futures Outstanding
(144)	Euro Bobl	12/08/14	(22,964)	(146)
(1,006)	Euro Bund	12/08/14	(191,202)	(5,525)
(2,278)	10 Year U.S. Treasury Note	03/20/15	(289,413)	(2,390)
(33)	U.S. Long Bond	03/20/15	(4,706)	(59)
(73)	U.S. Ultra Bond	03/20/15	(11,739)	(207)
(73)	Short Gilt	03/27/15	(11,794)	(8)
(7,049)	5 Year U.S. Treasury Note	03/31/15	(842,300)	(3,539)

				(11,855)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
59,052	BRL	BNP Paribas ††	01/15/15	22,831	22,653	(178)
6,102	EUR	Australia and New Zealand Banking Group Limited	01/15/15	7,584	7,590	6
844	EUR	National Australia Bank	01/15/15	1,060	1,050	(10)

2,422	GBP	Union Bank of Switzerland AG	01/15/15	3,807	3,782	(25)

				35,282	35,075	(207)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
59,052	BRL	Goldman Sachs International ††	01/15/15	22,326	22,653	(327)
222,106	EUR	BNP Paribas	01/15/15	276,879	276,256	623
2,296	EUR	HSBC Bank, N.A.	01/15/15	2,866	2,856	10
71,419	EUR	Royal Bank of Canada	01/15/15	88,558	88,831	(273)
277	EUR	State Street Corp.	01/15/15	345	344	1
18,667	EUR	TD Bank Financial Group	01/15/15	23,357	23,218	139
186	EUR	Union Bank of Switzerland AG	01/15/15	233	232	1
17,613	EUR	Westpac Banking Corp.	01/15/15	21,893	21,907	(14)

1,460	GBP	Australia and New Zealand Banking Group Limited	01/15/15	2,300	2,280	20
144	GBP	Credit Suisse International	01/15/15	227	224	3
184	GBP	Deutsche Bank AG	01/15/15	291	288	3
2,231	GBP	Royal Bank of Canada	01/15/15	3,527	3,483	44
56,032	GBP	State Street Corp.	01/15/15	88,239	87,496	743
554	GBP	Union Bank of Switzerland AG	01/15/15	875	864	11

81,314	PLN	Goldman Sachs International	01/15/15	24,003	24,114	(111)

				555,919	555,046	873

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

			IMPLIED CREDIT			UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	SPREAD AS OF	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	NOVEMBER 30, 2014 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	1.194%	4,000	(496)	(456)
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	1.428	1,000	(108)	142
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.436	2,825	(54)	215

					(658)	(99)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

BRL	—	Brazilian Real
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IDR	—	Indonesian Rupiah
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TBA	—	To Be Announced
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay interest in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—

Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.

†	—	Approximately $670 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non Deliverable Forward.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	45,130
Aggregate gross unrealized depreciation	(48,913)

Net unrealized appreciation/depreciation	(3,783)

Federal income tax cost of investments	2,710,237

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$—	$593	$—	$593
Debt Securities
Asset-Backed Securities	—	168,595	183,578	352,173
Collateralized Mortgage Obligations
Agency CMO	—	83,761	—	83,761
Non-Agency CMO	—	109,170	9,566	118,736

Total Collateralized Mortgage Obligations	—	192,931	9,566	202,497

Commercial Mortgage-Backed Securities	—	109,743	37,655	147,398
Convertible Bonds
Consumer Discretionary	—	30,381	—	30,381
Energy	—	7,481	—	7,481
Financials	—	4,848	—	4,848
Health Care	—	15,931	—	15,931
Industrials	—	12,490	—	12,490
Information Technology	—	29,849	—	29,849

Total Convertible Bonds	—	100,980	—	100,980

Corporate Bonds
Consumer Discretionary	—	184,835	—	184,835
Consumer Staples	—	70,299	—	70,299
Energy	—	64,378	—	64,378
Financials	—	264,514	—	264,514
Health Care	—	75,902	—	75,902
Industrials	—	80,230	13,256	93,486
Information Technology	—	59,672	—	59,672
Materials	—	96,175	—	96,175
Telecommunication Services	—	120,477	—	120,477
Utilities	—	62,049	—	62,049

Total Corporate Bonds	—	1,078,531	13,256	1,091,787

Foreign Government Securities	—	133,196	—	133,196
Mortgage Pass-Through Securities	—	313,003	—	313,003
Preferred Securities
Financials	—	124,877	—	124,877
Telecommunication Services	—	9,546	—	9,546

Total Preferred Securities	—	134,423	—	134,423

U.S. Treasury Obligations	—	133,770	—	133,770
Loan Assignments
Consumer Discretionary	—	9,261	—	9,261
Consumer Staples	—	7,120	—	7,120

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy	$—	$2,264	$—	$2,264
Financials	—	1,359	—	1,359
Health Care	—	5,133	—	5,133
Industrials	—	5,032	—	5,032
Information Technology	—	5,174	—	5,174
Materials	—	2,331	—	2,331
Telecommunication Services	—	1,682	—	1,682
Utilities	—	1,810	—	1,810

Total Loan Assignments	—	41,166	—	41,166

Short-Term Investment
Investment Company	55,468	—	—	55,468

Total Investments in Securities	55,468	2,406,931	244,055	2,706,454

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,604	$—	$1,604
Futures Contracts	19	—	—	19

Total Appreciation in Other Financial Instruments	$19	$1,604	$—	$1,623

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(938)	$—	$(938)
Futures Contracts	(11,874)	—	—	(11,874)
Credit Default Swaps	—	(559)	—	(559)

Total Depreciation in Other Financial Instruments	$(11,874)	$(1,497)	$—	$(13,371)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Unconstrained Debt Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level [3]	Transfers out of Level [3]	Balance as of 11/30/14
Asset-Backed Securities	$137,909	$1,278	$(1,424)	$246	$88,392	$(36,909)	$—	$(5,914)	$183,578
Collateralized Mortgage Obligations — Agency CMO	2,701	203	54	(52)	—	(2,292)	—	(614)	—
Collateralized Mortgage Obligations — Non-Agency CMO	8,922	—	(508)	21	1,170	(39)	—	—	9,566
Commercial Mortgage-Backed Securities	21,519	(109)	(133)	(2)	14,166	(2,152)	4,366	—	37,655
Corporate Bonds — Industrials	14,602	2	(5)	(8)	5,604	(6,939)	—	—	13,256

Total	$185,653	$1,374	$(2,016)	$205	$109,332	$(48,331)	$4,366	$(6,528)	$244,055

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(593,000).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at November, 30 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$135,050	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.58%)
			Constant Default Rate	2.00% - 35.00% (16.99%)
			Yield (Discount Rate of Cash Flows)	1.09% - 7.16% (4.37%)

Asset-Backed Securities	135,050

	1,680	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (6.39%)
			Constant Default Rate	0.00% - 50.00% (35.53%)
			Yield (Discount Rate of Cash Flows)	4.13% - 10.96% (6.18%)

Collateralized Mortgage Obligations	1,680

	37,654	Discounted Cash Flow	Constant Default Rate	0.00% - 28.00% (11.64%)
			Yield (Discount Rate of Cash Flows)	1.94% - 19.05% (5.33%)

Commercial Mortgage-Backed Securities	37,654

Total	$174,384

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $69,671,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund uses treasury, index and other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 8.5%
	New York — 8.5%
	City of New York, Fiscal Year 2012,
6,300	Subseries G-5, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/01/14	6,300
14,705	Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/01/14	14,705
2,530	Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.040%, 12/01/14	2,530
2,600	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/01/14	2,600
	City of New York, Fiscal Year 2014,
15,750	Series D-5, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	15,750
1,550	Series D, Subseries D-4, GO, VRDO, LOC: TD Bank N.A., 0.040%, 12/01/14	1,550
1,500	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-3, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/01/14	1,500
5,920	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries A-2, Rev., VRDO, 0.040%, 12/01/14	5,920
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
840	Series DD-1, Rev., VRDO, LIQ: TD Bank N.A., 0.040%, 12/01/14	840
8,000	Series FF, Subseries FF-1, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/01/14	8,000
300	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1, Rev., VRDO, 0.040%, 12/01/14	300
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
6,850	Subseries BB-1, Rev., VRDO, 0.050%, 12/01/14	6,850
10,745	Subseries BB-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/01/14	10,745
2,400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries A-5, Rev., VRDO, LIQ: U.S. Bank N.A., 0.040%, 12/01/14	2,400
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
100	Series C, Rev., VRDO, 0.040%, 12/01/14	100
4,870	Subseries A-4, Rev., VRDO, 0.040%, 12/01/14	4,870
1,100	Subseries D-4, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.040%, 12/01/14	1,100
1,200	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/01/14	1,200
	New York State Housing Finance Agency, 160 Madison Avenue Housing,
2,800	Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	2,800
2,745	Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	2,745

	Total Daily Demand Notes (Cost $92,805)	92,805

Municipal Bonds — 11.1%
	New York — 11.1%
4,685	Alfred Almond Central School District, GO, BAN, 1.500%, 06/23/15	4,714
4,000	Beaver River Central School District, GO, BAN, 1.000%, 07/17/15	4,016
4,500	Chappaqua Central School District, GO, TAN, 1.250%, 06/30/15	4,524
4,300	Churchville-Chili Central School District, GO, BAN, 1.500%, 06/24/15 (w)	4,326
11,415	City of Auburn, GO, BAN, 1.250%, 03/03/15	11,439
12,466	City of Dunkirk, Chautauqua County, GO, BAN, 1.500%, 03/26/15	12,506
4,700	City of Olean, GO, BAN, 1.500%, 06/18/15	4,729
6,550	County of Washington, GO, BAN, 1.000%, 06/12/15	6,572
7,483	Dunkirk City School District, GO, BAN, 1.250%, 06/24/15	7,515
3,133	East Bloomfield Central School District, GO, BAN, 1.500%, 08/28/15	3,156
3,000	East Moriches Union Free School District, GO, TAN, 1.000%, 06/19/15	3,011
10,190	Mexico Central School District, GO, BAN, 1.250%, 07/17/15	10,246
3,542	Minisink Valley, Central School District, GO, BAN, 1.250%, 08/06/15	3,561
7,000	North Shore Central School District, GO, TAN, 1.250%, 06/19/15	7,035

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
10,000	North Syracuse Central School District, GO, RAN, 1.000%, 06/19/15	10,034
3,055	Town of Frankfort, Herkimer County, GO, BAN, 2.000%, 12/03/15 (w)	3,095
7,790	Town of Salina, Series A, GO, BAN, 2.000%, 01/16/15	7,805
3,896	Town of Union, Broome County, Series A, GO, BAN, 1.500%, 05/07/15	3,914
9,500	West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	9,559

	Total Municipal Bonds (Cost $121,757)	121,757

Weekly Demand Notes — 74.1%
	New York — 74.1%
5,170	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	5,170
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.040%, 12/08/14	2,950
1,300	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.110%, 12/08/14	1,300
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.050%, 12/08/14	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.070%, 12/08/14	10,230
2,600	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.040%, 12/08/14 (m)	2,600
3,355	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.040%, 12/08/14	3,355
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.050%, 12/08/14	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.050%, 12/08/14	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/08/14	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 12/08/14	12,250
18,750	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/08/14	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, 0.110%, 12/08/14 (e)	10,660
11,250	Series DBE-1205, GO, VRDO, 0.070%, 12/08/14 (e)	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 12/08/14 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 12/08/14 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 12/08/14 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/08/14	16,295
6,400	Series DB-1190, Rev., VRDO, 0.140%, 12/08/14	6,400
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.060%, 12/08/14 (e)	5,750
400	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.090%, 12/08/14	400
4,210	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 12/08/14	4,210
1,235	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.180%, 12/08/14	1,235
	Long Island Power Authority, Electric System,
1,795	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.040%, 12/08/14	1,795
6,400	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	6,400

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
6,525	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.040%, 12/08/14	6,525
4,960	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/08/14	4,960
11,250	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	11,250
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	9,100
2,600	New York City Housing Development Corp., Multi-Family Mortgage, 461 Dean Street Development, Series A, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.030%, 12/08/14	2,600
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.070%, 12/08/14	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 12/08/14	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.050%, 12/08/14	3,470
1,525	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 12/08/14	1,525
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 12/08/14 (m)	10,000
1,300	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/08/14	1,300
3,500	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 12/08/14	3,500
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	300
20,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.050%, 12/08/14	20,800
6,900	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-2, Rev., VRDO, 0.030%, 12/08/14	6,900
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.030%, 12/08/14	5,050
3,945	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.060%, 12/08/14	3,945
2,800	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.030%, 12/08/14	2,800
2,415	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/08/14	2,415
5,500	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	5,500
9,900	New York Convention Center Development Corp., Rev., VRDO, 0.020%, 12/08/14	9,900
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14	10,000
5,975	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	5,975
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/08/14 (e)	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/08/14	7,500

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
	New York Mortgage Agency, Homeowner Mortgage,
2,900	Series 153, Rev., VRDO, AMT, 0.050%, 12/08/14	2,900
7,000	Series 162, Rev., VRDO, 0.050%, 12/08/14	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.020%, 12/08/14	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/08/14	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/08/14	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	2,200
9,135	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 12/08/14	9,135
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.050%, 12/08/14	55,975
	New York State Dormitory Authority, Fordham University,
9,300	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	9,300
6,735	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	6,735
2,855	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.040%, 12/08/14	2,855
	New York State Dormitory Authority, St. Johns University,
1,755	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	1,755
6,415	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/08/14	6,415
16,420	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.060%, 12/08/14	16,420
3,740	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	3,740
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/08/14	6,150
12,520	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	12,520
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/08/14	1,150
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.040%, 12/08/14	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/08/14	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 12/08/14	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	9,300
48,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	48,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 12/08/14	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.050%, 12/08/14	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	18,100

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	15,750
5,000	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 12/08/14	5,000
25,300	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.050%, 12/08/14	25,300
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 12/08/14	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series 2000-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 12/08/14	1,500
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/08/14	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 12/08/14	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/08/14	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 12/08/14	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 12/08/14	4,800
2,390	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.140%, 12/08/14	2,390
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.050%, 12/08/14	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 12/08/14	2,100
10,000	RBC Municipal Products, Inc. Trust, Series O-87, Rev., VRDO, LIQ: Royal Bank of Canada, 0.050%, 12/08/14	10,000
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 12/08/14	5,000
6,965	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.050%, 12/08/14	6,965

	Total Weekly Demand Notes (Cost $812,020)	812,020

SHARES
Variable Rate Demand Preferred Shares — 6.5%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.120%, 12/08/14 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/08/14 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.130%, 12/08/14 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/08/14 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 100.2% (Cost $1,097,582)*	1,097,582
	Liabilities in Excess of Other Assets — (0.2)%	(2,320)

	NET ASSETS — 100.0%	$1,095,262

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CONS	—	Consolidated Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of

TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,097,582	$—	$1,097,582

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.5% (t)
	District of Columbia — 0.3%
	Prerefunded — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/16 (p)	1,577

	Hawaii — 0.2%
	Prerefunded — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16 (p)	862

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,651

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,052
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,330

	Total New Jersey	2,382

	New York — 95.3%
	Certificate of Participation/Lease — 2.0%
	New York State Urban Development Corp., Service Contract,
7,000	Series C, Rev., 5.000%, 01/01/25	7,834
1,500	Series D, Rev., 5.375%, 01/01/21	1,744

		9,578

	Education — 8.0%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,193
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,594
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Class A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,675
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Class A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,566
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18 (m)	1,687
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21 (m)	2,102
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22 (m)	1,232
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23 (m)	3,602
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24 (m)	1,990
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25 (m)	2,926
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16 (m)	3,795
	New York State Dormitory Authority, School Districts Financing Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,142
465	Series F, Rev., NATL-RE, 6.500%, 10/01/20	530
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,023
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,231
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,290

		37,578

	General Obligation — 16.5%
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,470
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,453
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,376
	City of New York, Fiscal Year 2009,
3,000	Series A, Subseries A-1, GO, 5.250%, 08/15/23	3,426
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,421
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,278
1,000	Series J, Subseries J-1, GO, 5.000%, 05/15/24	1,147
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,290
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,912
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,352

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	City of New York, Unrefunded Balance,
2,990	Series G, GO, 5.000%, 08/01/20	3,149
65	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	67
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,508
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,706
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,014
765	Series B, GO, 5.000%, 12/15/22	922
500	Series B, GO, 5.000%, 12/15/23	594
1,000	Monroe County, Public Improvement Refunding, Series A, Class A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,128
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17 (m)	761
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,127
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,549
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,844
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,528
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16 (m)	1,122
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17 (m)	1,160
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19 (m)	1,159
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	20
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16 (m)	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17 (m)	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18 (m)	60
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,694
4,000	Series C, GO, 5.000%, 04/15/17	4,072

		77,455

	Hospital — 4.7%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Class A, Rev., 5.000%, 11/01/17	2,489
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23 (m)	1,230
370	Rev., NATL-RE, 5.750%, 07/01/19 (m)	439
4,875	Series A2, Rev., 5.000%, 07/01/26	5,525
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Class A, Rev., 5.375%, 02/15/21	1,164
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,308
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,464
2,000	Series A, Rev., 5.000%, 07/01/26	2,280
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,376

		22,275

	Housing — 0.1%
385	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	398

	Industrial Development Revenue/Pollution Control Revenue — 1.4%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Class N, Rev., 5.000%, 05/01/23	4,878
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Subseries I-2, Rev., 5.000%, 11/01/26	1,618

		6,496

	Other Revenue — 8.2%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,405

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
3,000	New York City Transitional Finance Authority, Building Aid, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,274
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,892
1,235	New York State Dormitory Authority, Class B, Rev., 6.000%, 08/15/16	1,288
5,000	New York State Dormitory Authority, Court Facilities, Series A, Class A, Rev., AMBAC, 5.500%, 05/15/26	6,342
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,965
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,274
3,000	Series B, Rev., 5.250%, 01/01/25	3,403
2,750	Sales Tax Asset Receivable Corp., Series A, Rev., 5.000%, 10/15/29	3,319
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,073
1,010	Series C, Rev., 5.000%, 11/15/21	1,161
1,455	Series C, Rev., 5.000%, 11/15/23	1,670
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,184
1,115	TSASC, Inc., Tobacco Settlement, Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,109
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,284
1,000	Series A, Rev., 5.000%, 07/01/23	1,140

		38,783

	Prerefunded — 6.0%
10	City of New York, Fiscal Year 2006, Series G, GO, 5.000%, 02/01/16 (p)	11
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	825
2,500	Long Island Power Authority, Electric System, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	2,676
	Nassau County Sewer & Storm Water Finance Authority,
1,570	Series B, Rev., NATL-RE, 5.000%, 12/01/14 (p)	1,571
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., 5.000%, 06/15/16 (p)	5,712
	New York City Transitional Finance Authority, Future Tax Secured,
515	Series B, Rev., 5.000%, 05/01/17 (p)	566
5	New York State Dormitory Authority, Mental Health Services, Series B, Class B, Rev., 6.000%, 08/15/16 (p)	5
5	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	6
665	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Prerefunded, Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15 (p)	692
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	656
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,626
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,581
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,114

		28,041

	Special Tax — 20.5%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,162
1,000	Series A, Rev., 5.000%, 11/15/21	1,158
	New York City Transitional Finance Authority, Building Aid,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,703
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,711
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,778
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,586
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,545	Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,774
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,171
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,167

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax –– continued
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	265
335	Series B, Rev., 5.000%, 11/01/18	369
2,095	Series B, Rev., 5.000%, 11/01/20	2,303
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,308
2,500	Series A, Rev., 5.000%, 04/01/20	2,831
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,776
3,995	Series A, Rev., 5.250%, 02/15/23	4,640
2,000	Series B, Rev., 5.000%, 03/15/20	2,320
3,455	Series B, Rev., 5.250%, 02/15/21	4,026
3,100	Series C, Rev., 5.000%, 03/15/24	3,475
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,144
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,488
2,890	Series A, Rev., 5.000%, 03/15/26	3,314
2,705	Series A, Rev., 5.000%, 03/15/27	3,089
4,335	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	4,506
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,473
2,455	Series A, Rev., 5.000%, 03/15/22	2,719
2,000	Series A, Rev., 5.000%, 03/15/28	2,327
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,330
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,617
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,558
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/19	1,771
3,200	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/23	4,016
5,000	Series A-2, Class A, Rev., NATL-RE, 5.500%, 03/15/25	6,373

		96,248

	Transportation — 18.7%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,140
1,000	Series A, Rev., 5.125%, 11/15/24	1,139
1,000	Series B, Rev., 5.250%, 11/15/22	1,184
2,000	Series B, Rev., 5.250%, 11/15/24	2,354
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16 (m)	18,375
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,463
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,385
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,350
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,235
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,748
1,500	Series A, Rev., 5.000%, 04/01/22	1,684
6,000	Series A, Rev., 5.000%, 04/01/26	6,893
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,651
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,403
5,695	Series B, Rev., 5.000%, 04/01/22	6,476
5,000	Series B, Rev., 5.000%, 04/01/24	5,536
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,316
75	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15 (m)	77

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	Port Authority of New York & New Jersey, Consolidated,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,266
1,500	Series 149, Rev., 5.000%, 11/15/18	1,687
4,000	Series 151, Rev., 5.250%, 09/15/23	4,456
5,000	Series 152, Rev., 5.000%, 11/01/22	5,532
1,000	Series 185, Rev., 5.000%, 09/01/28	1,158
2,000	Series 186, Rev., 5.000%, 10/15/27 (w)	2,334

		87,842

	Utility — 3.0%
	Long Island Power Authority, Electric System,
2,000	Series B, Rev., 5.625%, 04/01/24	2,266
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,076
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,580
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21 (m)	4,364
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,811

		14,097

	Water & Sewer — 6.2%
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,417
2,000	Series DD, Rev., 5.000%, 06/15/29 (w)	2,365
4,000	Series EE, Rev., 5.000%, 06/15/28	4,645
2,000	Series EE, Rev., 5.000%, 06/15/28 (w)	2,385
1,000	Series FF, Rev., 5.000%, 06/15/25	1,161
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,801
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds,
1,500	Series A, Class N, Rev., 5.000%, 06/15/27	1,822
4,175	Series B, Class B, Rev., 5.500%, 10/15/25	5,438

		29,034

	Total New York	447,825

	Ohio — 0.1%
	Housing — 0.1%
520	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Class A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	540

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,226

	Wisconsin — 0.3%
	Hospital — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., VAR, 4.280%, 05/01/29 (i)	1,264

	Total Municipal Bonds (Cost $417,365)	458,327

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
6,348	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $6,348)	6,348

	Total Investments — 98.9% (Cost $423,713)	464,675
	Other Assets in Excess of Liabilities — 1.1%	4,951

	NET ASSETS — 100.0%	$469,626

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,962
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$40,962

Federal income tax cost of investments	$423,713

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Prerefunded	$—	$1,577	$—	$1,577
Hawaii
Prerefunded	—	862	—	862
Louisiana
General Obligation	—	1,651	—	1,651
New Jersey
Other Revenue	—	2,382	—	2,382
New York
Certificate of Participation/Lease	—	9,578	—	9,578
Education	—	37,578	—	37,578
General Obligation	—	77,455	—	77,455
Hospital	—	22,275	—	22,275
Housing	—	398	—	398
Industrial Development Revenue/Pollution Control Revenue	—	6,496	—	6,496
Other Revenue	—	38,783	—	38,783
Prerefunded	—	28,041	—	28,041
Special Tax	—	96,248	—	96,248
Transportation	—	87,842	—	87,842
Utility	—	14,097	—	14,097
Water & Sewer	—	29,034	—	29,034

Total New York	—	447,825	—	447,825

Ohio
Housing	—	540	—	540
Puerto Rico
Prerefunded	—	2,226	—	2,226
Wisconsin
Hospital	—	—	1,264	1,264

Total Municipal Bonds		457,063	1,264	458,327

Short-Term Investment
Investment Company	6,348	—	—	6,348

Total Investments in Securities	$6,348	$457,063	$1,264	$464,675

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 43.6%
1,000,000	ABN Amro Bank N.V., 0.150%, 01/09/15 (m)	999,838
	Agricultural Bank of China,
125,000	0.320%, 01/20/15 (m)	125,000
50,000	0.400%, 01/07/15 (m)	50,000
25,000	0.450%, 02/20/15 (m)	25,000
20,000	0.540%, 01/26/15 (m)	20,000
40,000	0.540%, 01/28/15 (m)	40,000
35,000	0.550%, 01/05/15 (m)	35,000
100,000	0.560%, 01/02/15 (m)	100,000
	Banco Del Estado De Chile,
50,000	0.240%, 05/07/15 (m)	50,000
50,000	0.240%, 05/11/15 (m)	50,000
60,000	0.240%, 05/12/15 (m)	60,000
	Bank of China Ltd.,
150,000	0.280%, 01/27/15 (m)	149,934
170,000	0.340%, 01/05/15 (m)	170,000
50,000	0.340%, 01/06/15 (m)	50,000
70,000	0.340%, 01/07/15 (m)	70,000
100,000	0.340%, 01/07/15 (m)	100,000
50,000	0.540%, 01/30/15 (m)	49,955
65,000	0.575%, 01/16/15 (m)	64,952
116,000	0.580%, 12/23/14	115,959
80,000	0.590%, 01/02/15 (m)	79,958
29,000	0.590%, 01/29/15 (m)	28,972
150,000	0.600%, 01/16/15 (m)	149,885
100,000	0.605%, 01/20/15 (m)	99,916
15,000	0.610%, 01/16/15 (m)	14,988
80,000	0.615%, 01/09/15 (m)	79,947
	Bank of Montreal,
55,000	0.210%, 12/17/14	55,000
277,000	0.235%, 04/02/15	276,780
	Bank of Nova Scotia,
150,000	0.239%, 01/16/15	150,000
952,850	0.250%, 01/26/15	952,850
450,000	0.284%, 12/19/14	450,000
822,000	0.314%, 12/11/14	822,000
180,000	0.330%, 08/18/15	180,000
520,000	0.337%, 12/02/14	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
250,000	0.160%, 01/20/15	250,000
550,000	0.170%, 01/06/15	550,000
300,000	0.240%, 12/04/14	300,000
312,000	0.250%, 12/16/14	311,967
500,500	0.250%, 02/19/15	500,500
250,000	0.260%, 02/19/15	249,856
100,000	0.260%, 02/06/15	99,952
120,000	0.260%, 02/06/15	119,942
250,000	0.310%, 12/10/14	249,981
140,000	0.310%, 01/05/15	139,958
100,000	0.310%, 01/07/15	99,968
	Banque Federative du Credit Mutuel S.A.,
340,000	0.210%, 02/06/15	339,867
340,000	0.225%, 12/01/14	340,000
450,000	0.225%, 01/16/15	449,871
175,000	Barclays Bank plc, 0.250%, 12/29/14	175,000
	BNP Paribas,
687,000	0.190%, 01/05/15	687,000
308,000	0.250%, 03/02/15	308,000
635,000	Canadian Imperial Bank of Commerce, 0.245%, 12/15/14	635,000
170,000	Chiba Bank Ltd., 0.230%, 02/06/15	170,000
	China Construction Bank Corp.,
25,000	0.530%, 02/04/15	25,000
155,000	0.550%, 01/05/15	155,000
46,400	0.550%, 01/06/15	46,400
185,000	0.580%, 01/16/15	184,863
	Commonwealth Bank of Australia,
250,000	0.240%, 02/19/15	249,867
104,000	0.345%, 08/03/15	104,000
305,000	Credit Agricole Corporate and Investment Bank, 0.230%, 12/15/14	305,000
	Credit Industriel et Commercial,
500,000	0.210%, 01/09/15	499,886
100,000	0.210%, 01/09/15	99,977
200,000	0.225%, 02/05/15	199,918
560,000	Credit Suisse AG, 0.245%, 12/24/14	560,000
	Dexia Credit Local,
440,000	0.270%, 05/14/15	439,460
305,000	0.275%, 04/23/15	304,667
161,000	DZ Bank AG, 0.310%, 02/13/15	161,000
145,000	DNB Bank ASA, 0.170%, 02/13/15	145,000
	DZ Bank AG,
150,000	0.300%, 02/06/15	149,916
90,000	0.300%, 04/10/15	89,903
175,000	0.330%, 02/25/15	175,002
280,000	FMS Wertmanagement AoeR, 0.295%, 10/07/15	279,291
	HSBC Bank plc,
585,000	0.200%, 01/06/15	584,883
95,000	0.225%, 02/06/15	94,960
245,000	0.260%, 02/27/15	244,845
100,000	0.310%, 06/17/15	100,000
137,000	0.320%, 04/14/15	137,000
25,000	0.320%, 07/10/15	25,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	Industrial & Commercial Bank of China Ltd.,
175,000	0.490%, 02/10/15	174,831
114,000	0.540%, 01/29/15	114,000
64,000	0.540%, 02/05/15	64,000
130,000	0.550%, 12/30/14	130,000
110,000	0.560%, 01/02/15	110,000
200,000	0.560%, 01/29/15	200,000
276,000	0.560%, 01/02/15	276,000
	ING Bank N.V.,
265,000	0.210%, 02/09/15	265,000
476,500	0.260%, 12/01/14	476,500
280,000	0.260%, 12/15/14	280,000
	KBC Bank N.V.,
719,186	0.120%, 12/01/14	719,186
655,000	0.180%, 01/07/15	654,879
205,000	0.247%, 12/05/14	204,994
	Landesbank Hessen-Thueringen Girozentrale,
450,000	0.120%, 12/02/14	450,000
580,000	0.155%, 01/06/15	580,000
290,000	0.220%, 02/13/15	290,000
600,000	Lloyds Bank plc, 0.120%, 12/10/14	600,000
	Mitsubishi UFJ Trust & Banking Corp.,
160,000	0.190%, 01/20/15	160,000
46,000	0.250%, 12/02/14	46,000
297,000	0.250%, 01/07/15	297,000
50,000	0.250%, 01/20/15	50,000
30,000	0.250%, 04/17/15	30,000
125,000	0.250%, 05/05/15	125,000
150,000	0.255%, 12/03/14	149,998
165,000	0.260%, 03/12/15	165,000
195,000	0.270%, 01/02/15	194,953
120,000	0.270%, 01/07/15	119,967
110,000	0.300%, 05/20/15	109,844
	Mizuho Bank Ltd.,
60,000	0.240%, 12/11/14	59,996
90,000	0.240%, 12/16/14	89,991
50,000	0.240%, 01/16/15	49,985
90,000	0.240%, 02/10/15	89,957
80,000	0.245%, 01/02/15	79,983
52,000	0.245%, 01/08/15	51,986
205,000	0.250%, 02/13/15	204,895
150,000	0.250%, 02/19/15	149,917
125,000	0.250%, 02/26/15	124,924
	Mizuho Corporate Bank Ltd.,
50,000	0.245%, 12/12/14	49,996
65,000	0.245%, 02/09/15	64,969
240,000	0.248%, 01/09/15	239,936
175,000	0.255%, 02/13/15	174,908
	National Australia Bank Ltd.,
700,000	0.210%, 01/13/15	700,000
565,000	0.245%, 04/09/15	565,010
348,600	0.350%, 09/09/15	347,648
260,000	National Bank of Canada, 0.263%, 12/29/14	260,000
	Nationwide Building Society,
150,000	0.180%, 01/20/15	149,962
65,000	0.250%, 02/26/15	64,961
	Natixis,
500,000	0.200%, 01/09/15	500,000
659,750	0.250%, 02/02/15	659,750
403,000	0.284%, 02/03/15	403,000
137,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	136,682
100,000	Nordea Bank Finland plc, 0.250%, 01/29/15	100,000
	Norinchukin Bank,
350,000	0.160%, 01/09/15	349,939
265,000	0.160%, 01/13/15	264,949
350,000	0.160%, 01/15/15	350,000
400,000	0.160%, 01/15/15	400,000
65,000	0.180%, 01/20/15	64,984
100,000	0.180%, 12/16/14	100,000
31,000	0.190%, 01/08/15	31,001
140,000	0.200%, 01/02/15	140,000
175,000	0.200%, 01/29/15	175,000
	Oversea-Chinese Banking Corp. Ltd.,
100,000	0.170%, 02/13/15	99,998
89,000	0.230%, 03/13/15	89,000
218,000	0.248%, 03/13/15	217,847
	Rabobank Nederland N.V.,
415,000	0.160%, 01/09/15	414,928
175,000	0.170%, 01/05/15	174,971
255,000	0.170%, 01/07/15	254,956
110,000	0.200%, 02/12/15	109,955
80,000	0.200%, 02/13/15	79,967
225,000	0.200%, 02/18/15	224,901
253,300	0.278%, 01/17/15	253,300
55,000	0.285%, 02/28/15	55,000
20,000	0.285%, 12/12/14	20,000
284,000	0.300%, 05/19/15	284,000
100,000	0.310%, 04/24/15	100,000
300,000	0.320%, 04/13/15	300,000
116,000	0.340%, 04/13/15	115,855
497,000	0.350%, 01/14/15	497,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
330,000	0.360%, 09/04/15	329,089
203,000	0.360%, 09/09/15	202,430
69,650	0.600%, 04/29/15	69,732
80,000	Royal Bank of Canada, 0.245%, 12/10/14	80,000
	Shizuoka Bank,
69,000	0.230%, 12/22/14	69,000
100,000	0.240%, 12/04/14	100,000
85,000	0.240%, 12/08/14	85,000
50,000	0.240%, 12/11/14	50,000
	Skandinaviska Enskilda Banken AB,
23,500	0.230%, 12/23/14	23,500
125,000	0.260%, 02/25/15	125,000
	Societe Generale,
335,000	0.190%, 12/02/14	335,000
450,000	0.284%, 02/02/15	450,000
	Standard Chartered plc,
300,000	0.220%, 01/14/15	299,920
100,000	0.300%, 04/07/15	99,894
145,000	0.300%, 04/08/15	144,846
180,000	0.300%, 04/16/15	179,796
155,000	0.320%, 02/27/15	154,879
	State Street Bank & Trust Co.,
398,000	0.282%, 01/08/15	398,000
229,500	0.283%, 02/12/15	229,500
	Sumitomo Mitsui Banking Corp.,
500,000	0.180%, 01/20/15	499,875
100,000	0.190%, 12/11/14	100,001
400,000	0.190%, 01/20/15	399,894
250,000	0.200%, 02/09/15	250,000
175,000	0.200%, 02/10/15	175,000
245,000	0.220%, 02/24/15	244,873
349,000	0.250%, 12/10/14	349,000
32,000	0.250%, 01/16/15	32,000
150,000	0.250%, 01/21/15	150,000
50,000	0.250%, 02/09/15	50,000
132,000	0.250%, 02/20/15	132,000
72,000	0.250%, 02/23/15	72,000
100,000	0.250%, 03/16/15	100,000
130,000	0.250%, 04/08/15	130,000
300,000	0.250%, 04/13/15	300,000
305,000	0.250%, 04/20/15	305,000
190,000	0.250%, 04/21/15	190,000
125,000	0.250%, 04/23/15	125,000
250,000	0.250%, 05/04/15	250,000
79,000	0.250%, 05/07/15	79,000
163,000	0.270%, 12/12/14	162,987
165,000	0.270%, 03/12/15	164,875
	Sumitomo Mitsui Trust Bank Ltd.,
75,000	0.240%, 12/04/14	74,998
125,000	0.240%, 12/12/14	124,991
175,000	0.240%, 01/08/15	174,956
75,000	0.250%, 12/09/14	75,001
95,000	0.300%, 04/16/15	94,892
50,000	0.300%, 05/05/15	49,936
400,000	Svenska Handelsbanken AB, 0.170%, 02/13/15	400,000
	Toronto-Dominion Bank,
500,000	0.210%, 12/05/14	499,988
500,000	0.210%, 01/13/15	500,000
200,000	0.215%, 12/16/14	200,000
125,000	0.231%, 01/15/15	125,000
284,000	0.240%, 04/16/15	283,743
550,000	0.240%, 04/16/15	550,000
450,000	0.240%, 04/17/15	450,000
350,000	0.243%, 02/22/15	350,000
220,000	0.300%, 07/15/15	220,000
110,000	0.300%, 07/17/15	110,000
473,000	0.350%, 10/06/15	473,000
432,000	0.360%, 10/07/15	430,666
	Wells Fargo Bank N.A.,
281,000	0.255%, 12/12/14	281,000
500,000	0.255%, 12/17/14	500,000
462,000	0.261%, 01/06/15	462,000
285,000	0.262%, 02/17/15	285,000
300,000	0.262%, 12/09/14	300,000
200,000	0.263%, 02/14/15	200,000
152,000	0.265%, 12/11/14	152,000
	Westpac Banking Corp.,
185,000	0.330%, 08/27/15	185,000
100,000	0.330%, 09/02/15	100,000
75,000	0.360%, 10/09/15	75,000

	Total Certificates of Deposit (Cost $50,461,055)	50,461,055

Commercial Paper — 20.3% (n)
	ABN Amro Funding USA LLC,
85,000	0.260%, 02/20/15 (e) (m)	84,950
125,000	0.270%, 12/08/14 (e) (m)	124,994
	Agricultural Bank of China,
35,000	0.521%, 02/05/15 (e) (m)	34,967
30,000	0.551%, 01/27/15 (e) (m)	29,974
30,000	0.561%, 12/29/14 (e) (m)	29,987
60,000	0.561%, 01/05/15 (e) (m)	59,967
	Antalis U.S. Funding Corp.,
135,000	0.200%, 12/03/14 (e) (m)	134,999

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
45,000	0.220%, 01/02/15 (e) (m)	44,991
171,500	0.220%, 02/12/15 (e) (m)	171,423
11,950	0.230%, 12/01/14 (e) (m)	11,950
30,000	0.230%, 12/05/14 (e) (m)	29,999
120,000	0.230%, 12/08/14 (e) (m)	119,995
	Apple, Inc.,
40,000	0.210%, 05/19/15 (e) (m)	39,960
50,000	0.210%, 05/26/15 (e) (m)	49,949
42,000	Aspen Funding Corp., 0.270%, 12/10/14 (e) (m)	41,997
42,632	Atlantic Asset Securitization LLC, 0.230%, 12/22/14 (e) (m)	42,626
659,400	Australia & New Zealand Banking Group Ltd., 0.330%, 02/27/15 (e) (m)	659,400
	Bank Nederlandse Gemeenten N.V.,
163,000	0.210%, 02/18/15 (e) (m)	162,925
82,000	0.215%, 03/03/15 (e) (m)	81,955
150,000	0.220%, 12/01/14 (e) (m)	150,000
130,000	0.220%, 02/26/15 (e) (m)	129,931
103,000	0.281%, 06/30/15 (e) (m)	102,831
149,750	0.281%, 08/25/15 (e) (m)	149,439
	Bank of China Ltd.,
30,000	0.330%, 01/16/15 (e) (m)	29,987
30,000	0.340%, 01/09/15 (e) (m)	29,989
30,000	0.340%, 01/12/15 (e) (m)	29,988
6,108	0.481%, 02/17/15 (e) (m)	6,102
30,000	0.481%, 02/23/15 (e) (m)	29,967
60,000	0.486%, 02/19/15 (e) (m)	59,935
60,000	0.541%, 01/30/15 (e) (m)	59,946
	Barclays Bank plc,
75,000	0.300%, 02/18/15	74,951
50,000	0.310%, 03/04/15	49,960
	Barton Capital LLC,
64,400	0.100%, 12/03/14 (e)	64,400
40,000	0.140%, 12/18/14 (e)	39,997
	Bedford Row Funding Corp.,
85,000	0.236%, 12/05/14 (e)	85,000
50,000	0.251%, 01/09/15 (e)	50,000
40,000	0.253%, 12/22/14 (e)	40,000
60,000	0.254%, 12/19/14 (e)	60,000
100,000	0.321%, 12/15/14 (e)	99,987
85,000	0.351%, 07/29/15 (e)	84,802
55,000	0.351%, 08/14/15 (e)	54,863
35,000	CAFCO LLC, 0.250%, 03/09/15 (e)	34,976
	Caisse Centrale Desjardins,
92,000	0.155%, 12/12/14 (e)	91,996
200,000	0.170%, 01/14/15 (e)	199,958
	Caisse des Depots et Consignations,
196,050	0.200%, 12/05/14 (e)	196,045
150,000	0.200%, 12/17/14 (e)	149,987
154,000	0.210%, 12/18/14 (e)	153,985
150,000	0.210%, 02/06/15 (e)	149,941
100,000	0.210%, 02/09/15 (e)	99,959
80,000	0.215%, 02/17/15 (e)	79,963
145,000	0.220%, 02/18/15 (e)	144,930
71,500	Canadian Imperial Holdings, Inc., 0.220%, 02/10/15	71,469
	Cancara Asset Securitisation LLC,
180,000	0.160%, 01/05/15 (e)	179,972
140,000	0.190%, 02/02/15 (e)	139,954
60,000	0.200%, 02/04/15 (e)	59,978
50,000	Cedar Springs Capital Co. LLC, 0.330%, 03/20/15 (e)	49,950
25,000	Coca-Cola Co. (The), 0.250%, 07/13/15 (e)	24,961
	Commonwealth Bank of Australia,
100,000	0.235%, 12/28/14 (e)	99,997
183,000	0.235%, 12/28/14 (e)	183,000
150,000	0.240%, 01/11/15 (e)	150,000
485,000	0.241%, 01/28/15 (e)	485,000
120,000	0.241%, 01/09/15 (e)	120,000
150,000	0.242%, 12/20/14 (e)	150,000
150,000	0.242%, 12/16/14 (e)	150,000
250,000	0.244%, 12/10/14 (e)	250,000
150,000	0.244%, 12/03/14 (e)	150,000
150,000	0.244%, 12/10/14 (e)	150,000
45,000	0.244%, 12/10/14 (e)	45,000
150,000	0.245%, 12/16/14 (e)	150,000
100,000	0.245%, 01/02/15 (e)	100,000
250,000	0.246%, 12/02/14 (e)	250,000
255,000	0.252%, 02/10/15 (e)	254,997
150,000	0.253%, 02/12/15 (e)	150,000
	DBS Bank Ltd.,
50,000	0.242%, 02/20/15 (e)	50,001
100,000	0.261%, 01/21/15 (e)	99,963
100,000	0.261%, 06/03/15 (e)	99,867
85,000	0.266%, 04/20/15 (e)	84,913
53,000	0.271%, 01/30/15 (e)	52,976
100,000	0.271%, 03/23/15 (e)	99,916
100,000	0.271%, 04/01/15 (e)	99,909
	Electricite de France S.A.,
52,340	0.210%, 12/11/14 (e)	52,337
110,000	0.260%, 01/05/15 (e)	109,972
	Erste Abwicklungsanstalt,
100,000	0.120%, 12/10/14 (e)	99,997
100,000	0.130%, 01/13/15 (e)	99,985

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
100,000	0.210%, 05/26/15 (e)	99,897
	General Electric Capital Corp.,
75,000	0.090%, 12/02/14	75,000
26,000	0.250%, 07/10/15	25,960
46,760	Gotham Funding Corp., 0.150%, 01/13/15 (e)	46,752
	HSBC Bank plc,
253,000	0.241%, 02/19/15 (e)	253,000
75,000	0.351%, 10/02/15 (e)	74,778
	Kells Funding LLC,
150,000	0.232%, 01/22/15 (e)	149,987
99,500	0.234%, 12/09/14 (e)	99,500
60,000	0.235%, 01/01/15 (e)	59,994
50,000	0.241%, 01/22/15 (e)	50,000
100,000	0.242%, 12/03/14 (e)	100,000
120,000	0.242%, 01/15/15 (e)	120,000
265,000	0.244%, 01/06/15 (e)	265,000
50,000	0.245%, 01/18/15 (e)	50,000
60,000	0.276%, 03/05/15 (e)	59,957
96,000	0.321%, 08/18/15 (e)	95,778
100,000	0.321%, 08/25/15 (e)	99,762
13,000	0.321%, 08/26/15 (e)	12,969
75,000	0.321%, 09/23/15 (e)	74,803
150,000	0.321%, 09/25/15 (e)	149,603
60,000	0.321%, 10/01/15 (e)	59,838
250,000	0.321%, 10/02/15 (e)	249,322
59,400	0.321%, 09/21/15 (e)	59,245
100,000	Liberty Street Funding LLC, 0.180%, 01/06/15 (e)	99,982
91,000	LMA Americas LLC, 0.230%, 02/19/15 (e)	90,954
	Macquarie Bank Ltd.,
50,000	0.230%, 01/05/15 (e)	49,989
35,000	0.230%, 01/16/15 (e)	34,990
70,000	0.230%, 01/29/15 (e)	69,973
79,000	0.230%, 02/04/15 (e)	78,967
50,000	Manhattan Asset Funding Co. LLC, 0.210%, 01/05/15 (e)	49,990
	Matchpoint Master Trust,
75,000	0.240%, 12/08/14 (e)	74,996
35,000	0.290%, 12/16/14 (e)	34,996
	National Australia Bank Ltd.,
125,000	0.242%, 02/05/15 (e)	125,000
125,000	0.242%, 02/05/15 (e)	125,000
	National Australia Funding Delaware, Inc.,
430,000	0.210%, 01/15/15 (e)	429,887
125,000	0.224%, 12/11/14 (e)	125,000
452,000	0.226%, 12/28/14 (e)	452,000
	Natixis,
25,000	0.230%, 02/04/15	24,989
98,000	0.260%, 03/13/15	97,928
	Nederlandse Waterschapsbank N.V.,
100,000	0.240%, 02/20/15 (e)	99,946
200,000	0.281%, 07/09/15 (e)	199,658
	Nieuw Amsterdam Receivables Corp.,
59,000	0.200%, 02/12/15 (e)	58,976
100,000	0.200%, 02/13/15 (e)	99,959
50,000	0.200%, 02/25/15 (e)	49,976
424,300	NRW Bank, 0.090%, 12/04/14 (e)	424,297
	Old Line Funding LLC,
40,000	0.210%, 12/03/14 (e)	39,999
105,156	0.210%, 12/08/14 (e)	105,152
	Oversea-Chinese Banking Corp. Ltd.,
130,000	0.180%, 02/04/15	129,958
66,000	0.220%, 04/28/15	65,940
200,000	0.240%, 12/01/14	200,000
	Private Export Funding Corp.,
7,000	0.230%, 05/06/15 (e)	6,993
61,900	0.261%, 02/06/15 (e)	61,870
20,000	0.261%, 02/27/15 (e)	19,987
50,000	0.261%, 04/10/15 (e)	49,953
50,000	0.261%, 05/05/15 (e)	49,944
33,000	0.261%, 05/12/15 (e)	32,961
20,000	0.271%, 12/12/14 (e)	19,998
40,000	0.271%, 01/02/15 (e)	39,991
40,000	0.281%, 07/20/15 (e)	39,928
60,000	0.281%, 08/10/15 (e)	59,883
	Regency Markets No. 1 LLC,
96,990	0.130%, 12/05/14 (e)	96,989
107,897	0.140%, 12/15/14 (e)	107,891
100,028	0.140%, 12/16/14 (e)	100,022
81,664	0.150%, 12/22/14 (e)	81,657
	Ridgefield Funding Co. LLC,
50,000	0.280%, 02/03/15 (e)	49,975
50,000	0.280%, 03/09/15 (e)	49,962
189,000	0.310%, 12/12/14 (e)	188,982
124,500	0.310%, 12/18/14 (e)	124,482
790,000	Royal Bank of Canada, 0.320%, 01/12/15 (e)	790,000
122,000	Scaldis Capital LLC, 0.220%, 02/11/15 (e)	121,946
	Sinopec Century Bright Capital Investment Ltd.,
15,000	0.400%, 02/09/15 (e)	14,988
43,000	0.420%, 12/09/14 (e)	42,996
443,000	Skandinaviska Enskilda Banken AB, Series GLOB,0.210%, 12/31/14 (e)	442,923

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
187,450	Societe Generale S.A., 0.120%, 12/02/14 (e)	187,449
35,000	State Street Corp., 0.210%, 12/05/14	34,999
	Sumitomo Mitsui Banking Corp.,
100,000	0.200%, 02/09/15 (e)	99,961
50,000	0.210%, 01/27/15 (e)	49,983
150,000	0.250%, 05/01/15 (e)	149,843
150,000	0.250%, 05/04/15 (e)	149,840
116,000	0.250%, 05/14/15 (e)	115,868
263,000	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 01/14/15 (e)	262,952
40,000	Suncorp-Metway Ltd., 0.251%, 02/12/15 (e)	39,980
	Toyota Credit Canada, Inc.,
20,000	0.271%, 01/05/15	19,995
50,000	0.271%, 01/06/15	49,986
70,000	UBS Finance Delaware LLC, 0.190%, 02/03/15	69,976
	United Overseas Bank Ltd.,
150,000	0.239%, 01/10/15 (e)	150,000
83,000	0.240%, 05/12/15 (e)	82,910
45,000	0.250%, 01/09/15 (e)	44,988
90,000	0.281%, 02/09/15 (e)	89,951
63,000	0.286%, 07/08/15 (e)	62,891
75,000	0.291%, 03/13/15 (e)	74,938
137,000	0.291%, 04/09/15 (e)	136,858
	Versailles Commercial Paper LLC,
30,000	0.210%, 02/02/15 (e)	29,989
30,000	0.210%, 02/06/15 (e)	29,988
50,000	0.230%, 12/02/14 (e)	50,000
150,000	0.230%, 01/02/15 (e)	149,969
	Victory Receivables Corp.,
150,097	0.150%, 01/06/15 (e)	150,075
15,229	0.160%, 01/09/15 (e)	15,226
	Westpac Banking Corp.,
150,000	0.224%, 12/19/14 (e)	149,996
260,000	0.226%, 12/11/14 (e)	260,000
60,000	0.226%, 12/15/14 (e)	60,000
300,000	0.233%, 12/23/14 (e)	300,000
175,000	0.236%, 12/15/14 (e)	175,000
950,000	0.241%, 01/25/15 (e)	950,000
135,000	0.242%, 02/04/15 (e)	135,000
360,000	0.242%, 02/06/15 (e)	360,000
100,000	0.243%, 02/20/15 (e)	100,000
100,000	0.243%, 02/20/15 (e)	100,000
304,700	0.243%, 02/19/15 (e)	304,700
100,000	0.245%, 12/26/14 (e)	100,000
176,000	0.331%, 08/28/15 (e)	175,565
124,700	0.331%, 08/21/15 (e)	124,399
58,000	0.361%, 09/30/15 (e)	57,824
270,000	0.362%, 09/24/15 (e)	269,196
146,000	0.366%, 09/25/15 (e)	145,559

	Total Commercial Paper (Cost $23,484,759)	23,484,759

Corporate Notes — 4.1%
	Financials — 3.9%
	Banks — 2.6%
75,000	Australia & New Zealand Banking Group Ltd., VAR, 0.432%, 02/15/15 (e) (m)	75,063
100,000	Bank of America N.A., 0.250%, 12/05/14 (m)	100,000
	Bank of Nova Scotia
15,000	1.850%, 01/12/15	15,027
24,500	2.050%, 10/07/15	24,824
112,105	3.400%, 01/22/15	112,603
	Commonwealth Bank of Australia
29,700	0.239%, 12/19/14 (e)	29,700
325,000	1.425%, 12/16/14 (e)	327,097
	KFW
300,000	0.190%, 06/10/15	299,948
120,000	1.000%, 01/12/15	120,109
	National Australia Bank Ltd.,
86,300	1.600%, 08/07/15	87,014
43,599	2.000%, 03/09/15	43,796
4,000	VAR, 0.532%, 01/22/15 (e)	4,002
30,000	Rabobank Nederland N.V., 1.875%, 12/15/14	30,017
	Royal Bank of Canada
77,950	1.150%, 03/13/15	78,137
94,312	1.920%, 07/30/15	95,303
434,000	Svenska Handelsbanken AB, 0.346%, 12/21/14 (e)	434,000
45,000	U.S. Bancorp, 3.125%, 04/01/15	45,426
75,000	Wells Fargo & Co., 1.250%, 02/13/15	75,149
785,000	Wells Fargo Bank N.A., 0.324%, 12/15/14	785,000
	Westpac Banking Corp.,
50,280	1.125%, 09/25/15	50,563
98,838	3.000%, 08/04/15	100,578
46,647	4.200%, 02/27/15	47,082

		2,980,438

	Capital Markets — 0.5%
628,000	ING Bank N.V., 0.254%, 12/28/14 (e)	628,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
	Diversified Financial Services — 0.1%
92,913	International Bank for Reconstruction & Development, VAR, 2.375%, 05/26/15	93,898

	Insurance — 0.7%
	Metropolitan Life Global Funding I
337,000	VAR, 0.479%, 01/12/15 (e)	337,000
525,650	VAR, 0.535%, 12/12/14 (e)	525,650

		862,650

	Total Financials	4,564,986

	Health Care — 0.2%
	Pharmaceuticals — 0.2%
181,720	Takeda Pharmaceutical Co., Ltd., 1.031%, 03/17/15 (e)	182,110

	Total Corporate Notes (Cost $4,747,096)	4,747,096

Foreign Government Securities — 0.6%
	Export Development Canada
100,000	0.140%, 12/01/14 (e)	100,000
51,900	0.150%, 12/01/14 (e)	51,899
100,000	0.150%, 12/01/14 (e)	100,000
180,000	0.150%, 12/01/14 (e)	180,000
150,000	Kommunalbanken A.S., 0.375%, 04/10/15 (e)	150,062
165,000	Municipality Finance plc, 0.210%, 08/05/15 (e)	165,000

	Total Foreign Government Securities (Cost $746,961)	746,961

Repurchase Agreements — 5.0%
45,000	Citigroup Global Markets Holdings, Inc., 0.600%, dated 11/28/14, due 01/02/15, repurchase price $45,026, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 06/23/17 - 04/07/52, with value $48,218. (i)	45,000
175,000	Citigroup Global Markets Holdings, Inc., 0.600%, dated 11/28/14, due 01/02/15, repurchase price $175,102, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 12/08/14 - 12/30/99, Federal Home Loan Mortgage Corporation., 0.000% - 7.950%, dated 01/15/21 - 07/15/21, Federal National Mortgage Association, 0.000% - 7.750%, due 08/25/22 - 01/25/43 and Sovereign Government Securities, 0.000% - 13.625%, due 02/26/16 - 11/18/50, with value $188,020. (i)	175,000
175,000	Citigroup Global Markets Holdings, Inc., 0.600%, dated 11/28/14, due 01/02/15, repurchase price $175,102, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, due 10/10/16 - 01/25/54, with value $187,782. (i)	175,000
345,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/18/14, repurchase price $345,123, collateralized by Corporate Notes and Bonds, 6.231%, due 10/17/36, with value $372,600. (i)	345,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/19/14, repurchase price $300,112, collateralized by Corporate Notes and Bonds, 3.046% - 6.000%, due 04/25/43 - 06/25/54, with value $328,609. (i)	300,000
400,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/16/14, repurchase price $400,128, collateralized by Corporate Notes and Bonds, 6.000%, due 06/25/54, with value $431,906. (i)	400,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/28/14, due 12/12/14, repurchase price $300,075, collateralized by Corporate Notes and Bonds, 0.000% - 7.068%, due 11/20/36 - 04/25/55, with value $324,001. (i)	300,000
500,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/17/15, repurchase price $500,821, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 04/15/20 - 05/10/63, with value $540,005. (i)	500,000
75,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/27/15, repurchase price $75,138, collateralized by Corporate Notes and Bonds, 2.673% - 3.500%, due 05/25/37 - 03/25/54, with value $82,694. (i)	75,000
217,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/27/15, repurchase price $217,400, collateralized by Corporate Notes and Bonds, 1.746% - 9.183%, due 02/25/20 - 08/27/57, with value $234,337. (i)	217,000
330,000	Credit Suisse First Boston USA, Inc., 0.730%, dated 11/28/14, due 02/10/15, repurchase price $330,495, collateralized by Corporate Notes and Bonds, 4.000% - 6.000%, due 07/27/37 - 06/25/54, with value $365,597. (i)	330,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
445,000	Deutsche Bank Securities, Inc., 0.700%, dated 11/28/14, due 02/02/15, repurchase price $445,571, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 12/15/14 - 12/29/99 and Municipal Debt Securities, 0.000% - 5.250%, due 12/01/22 - 06/01/52, with value $467,250. (i)	445,000
400,000	Deutsche Bank Securities, Inc., 0.750%, dated 11/28/14, due 02/02/15, repurchase price $400,550, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 12/15/16 - 01/15/67, with value $420,000. (i)	400,000
170,000	HSBC Securities USA, Inc., 0.200%, dated 11/28/14, due 12/01/14, repurchase price $170,003, collateralized by Corporate Notes and Bonds, 0.000% - 11.375%, due 02/12/15 - 06/15/68, with value $182,457.	170,000
100,000	HSBC Securities USA, Inc., 0.350%, dated 11/28/14, due 12/01/14, repurchase price $100,003, collateralized by Corporate Notes and Bonds, 1.000% - 11.250%, due 10/01/15 - 12/31/99, with value $107,914.	100,000
394,900	Merrill Lynch PFS, Inc., 0.600%, dated 11/28/14, due 12/01/14, repurchase price $394,920, collateralized by Corporate Notes and Bonds, 0.000% - 11.750%, due 03/20/15 - 07/25/60, with value $414,734.	394,900
350,000	Merrill Lynch PFS, Inc., 0.800%, dated 11/28/14, due 01/02/15, repurchase price $350,272, collateralized by Corporate Notes and Bonds, 0.000% - 11.750%, due 12/15/17 - 10/26/44 and Municipal Debt Securities, 0.000% - 4.375%, due 02/01/19 - 08/01/26, with value $367,500. (i)	350,000
554,750	Merrill Lynch PFS, Inc., 0.800%, dated 11/28/14, due 01/02/15, repurchase price $555,181, collateralized by Corporate Notes and Bonds, 0.000% - 11.750%, due 03/20/15 - 12/31/99, Federal Home Loan Mortgage Corporation., 0.995%, dated 02/25/21, Federal National Mortgage Association, 1.488%, due 06/25/43 and Municipal Debt Securities, 0.000% - 9.250%, due 05/01/16 - 08/01/57, with value $582,488. (i)	554,750
225,000	Royal Bank of Canada, 0.400%, dated 11/28/14, due 12/05/14, repurchase price $225,018, collateralized by Corporate Notes and Bonds, 0.000% - 12.750%, due 12/15/14 - 12/29/99, Federal Farm Credit Bank, 2.080%, due 10/07/19 and Federal Home Loan Mortgage Corporation, 0.000%, due 04/10/15, with value $241,394.	225,000
85,000	Royal Bank of Canada, 0.400%, dated 11/28/14, due 12/01/14, repurchase price $85,003, collateralized by Corporate Notes and Bonds, 0.000% - 12.750%, due 02/12/15 - 12/31/99, with value $91,800.	85,000
225,000	Royal Bank of Canada, 0.480%, dated 11/28/14, due 12/05/14, repurchase price $225,021, collateralized by Corporate Notes and Bonds, 0.000% - 12.625%, due 02/12/15 - 12/31/99 and Federal Home Loan Mortgage Corporation, 0.000%, due 04/10/15 - 05/08/15, with value $241,274.	225,000

	Total Repurchase Agreements (Cost $5,811,650)	5,811,650

Time Deposits — 25.4%
	Australia & New Zealand Banking Group Ltd.,
750,000	0.100%, 12/01/14 (m)	750,000
750,000	0.100%, 12/01/14 (m)	750,000
1,232,237	Bank of New York Mellon Corp., 0.070%, 12/01/14	1,232,237
941,670	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 12/01/14	941,670
499,575	Canadian Imperial Bank of Commerce, 0.090%, 12/01/14	499,575
300,000	China Construction Bank Corp., 0.200%, 12/02/14	300,000
650,000	Citibank N.A., 0.110%, 12/03/14	650,000
1,224,575	Credit Industriel et Commercial, 0.130%, 12/01/14	1,224,575
	DNB Bank ASA,
1,850,000	0.060%, 12/01/14	1,850,000
1,000,000	0.100%, 12/01/14	1,000,000
500,000	0.100%, 12/01/14	500,000
189,575	ING Bank N.V., 0.110%, 12/01/14	189,575
	Lloyds Bank plc,
1,401,062	0.060%, 12/01/14	1,401,062
281,575	0.110%, 12/03/14	281,575
	Natixis S.A.,
900,000	0.070%, 12/01/14	900,000
656,542	0.070%, 12/01/14	656,542
1,389,575	0.110%, 12/01/14	1,389,575

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
	Nordea Bank Finland plc,
2,800,000	0.060%, 12/01/14	2,800,000
1,000,000	0.060%, 12/01/14	1,000,000
1,507,000	Rabobank Nederland N.V., 0.110%, 12/01/14	1,507,000
	Skandinaviska Enskilda Banken AB,
699,300	0.070%, 12/01/14	699,300
433,575	0.100%, 12/02/14	433,575
2,099,575	Standard Chartered plc, 0.100%, 12/01/14	2,099,575
1,900,000	Svenska Handelsbanken AB, 0.060%, 12/01/14	1,900,000
	Swedbank AB,
1,000,000	0.060%, 12/01/14	1,000,000
2,500,000	0.100%, 12/01/14	2,500,000
1,000,000	0.100%, 12/01/14	1,000,000

	Total Time Deposits (Cost $29,455,836)	29,455,836

U.S. Government Agency Securities — 0.7%
75,000	Federal Farm Credit Bank, 0.160%, 02/19/15	74,999
	Federal Home Loan Bank,
235,000	0.125%, 01/29/15	234,980
242,000	0.125%, 02/03/15	241,978
33,000	0.180%, 07/16/15	32,997
23,000	0.198%, 08/18/15	23,000
42,200	0.200%, 09/29/15	42,200
	Federal Home Loan Mortgage Corp.,
49,500	0.165%, 02/09/15	49,484
5,000	0.170%, 01/06/15	5,000
11,262	0.625%, 12/29/14	11,266
	Federal National Mortgage Association,
45,750	0.140%, 06/01/15	45,717
47,714	0.500%, 07/02/15	47,814

	Total U.S. Government Agency Securities (Cost $809,435)	809,435

U.S. Treasury Obligation — 0.3%
	U.S. Treasury Note — 0.3%
290,000	0.250%, 07/15/15 (Cost $290,171)	290,171
Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
34,000	Jets Stadium Development LLC, Series A-4A, LOC: Sumitomo Mitsui Banking, 0.100%, 12/08/14 (e) (Cost $34,000)	34,000
	Total Investments — 100.0% (Cost $115,840,963) *	115,840,963
	Other Assets in Excess of Liabilities — 0.0% (g)	9,863

	NET ASSETS — 100.0%	$115,850,826

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$115,840,963	$—	$115,840,963

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligation — 0.0% (g)
	Non-Agency CMO — 0.0% (g)
86	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.405%, 03/25/36 (Cost $86)	55

Foreign Government Securities — 5.6%
	Italy Buoni Poliennali Del Tesoro, (Italy),
EUR 3,154	2.350%, 09/15/19 (m)	4,280
EUR 3,462	2.149%, 11/12/17	4,479

	Total Foreign Government Securities (Cost $8,904)	8,759

U.S. Treasury Obligations — 90.8%
	U.S. Treasury Inflation Indexed Bonds,
3,015	0.625%, 02/15/43	2,879
2,909	0.750%, 02/15/42	2,925
3,915	1.375%, 02/15/44	4,445
2,921	1.750%, 01/15/28 (m)	3,782
2,915	2.000%, 01/15/26 (m)	4,048
1,120	2.125%, 02/15/40	1,579
1,765	2.125%, 02/15/41	2,472
2,865	2.375%, 01/15/25 (m)	4,295
3,105	2.375%, 01/15/27 (m)	4,424
2,162	2.500%, 01/15/29 (m)	2,991
445	3.375%, 04/15/32 (m)	849
1,710	3.625%, 04/15/28 (m)	3,482
1,359	3.875%, 04/15/29 (m)	2,833
	U.S. Treasury Inflation Indexed Notes,
6,001	0.125%, 04/15/16	6,514
10,555	0.125%, 04/15/17	11,201
5,527	0.125%, 04/15/18	5,749
80	0.125%, 04/15/19	82
8,252	0.125%, 01/15/22	8,578
7,644	0.125%, 07/15/22	7,830
5,560	0.125%, 01/15/23	5,623
9,910	0.125%, 07/15/24	9,675
8,429	0.375%, 07/15/23	8,643
7,369	0.625%, 07/15/21	8,013
10,729	0.625%, 01/15/24	11,136
6,590	1.125%, 01/15/21 (m)	7,580
3,170	1.250%, 07/15/20	3,695
2,087	1.375%, 01/15/20 (m)	2,452
165	1.625%, 01/15/18 (m)	199
510	1.875%, 07/15/19 (m)	621
2,000	2.000%, 01/15/16 (m)	2,464
1,030	2.375%, 01/15/17 (m)	1,292

	Total U.S. Treasury Obligations (Cost $139,144)	142,351

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
4,650	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $4,650)	4,650

	Total Investments — 99.4% (Cost $152,784)	155,815
	Other Assets in Excess of Liabilities — 0.6% (c)	931

	NET ASSETS — 100.0%	$156,746

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	5 Year U.S. Treasury Note	03/31/15	1,673	8
	Short Futures Outstanding
(25)	Euro Bobl	12/08/14	(3,987)	(10)
(50)	Euro Schatz	12/08/14	(6,894)	3
(86)	10 Year U.S. Treasury Note	03/20/15	(10,926)	(86)
(12)	Ultra Long Term U.S. Treasury Bond	03/20/15	(1,930)	(24)
(89)	2 Year U.S. Treasury Note	03/31/15	(19,504)	(20)

				(129)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
		Australia and New Zealand Banking
12	EUR	Group Limited	12/03/14	15	15	—	(h)
16	EUR	Barclays Bank plc	12/03/14	19	19	—	(h)
8	EUR	Goldman Sachs International	12/03/14	10	10	—	(h)
16	EUR	TD Bank Financial Group	12/03/14	20	20	—	(h)

				64	64	—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
11	EUR	Barclays Bank plc	12/03/14	14	14	—	(h)
20	EUR	BNP Paribas	12/03/14	25	25	—	(h)
7,123	EUR	Citibank, N.A.	12/03/14	8,950	8,857	93
19	EUR	Credit Suisse International	12/03/14	23	23	—	(h)
13	EUR	Goldman Sachs International	12/03/14	17	17	—	(h)
9	EUR	Societe Generale	12/03/14	12	12	—	(h)
4	EUR	State Street Corp.	12/03/14	5	5	—	(h)
		Australia and New Zealand Banking
7,147	EUR	Group Limited	01/05/15	8,918	8,888	30
13	EUR	Barclays Bank plc	01/05/15	17	17	—	(h)
4	EUR	Credit Suisse International	01/05/15	5	5	—	(h)
4	EUR	Standard Chartered Bank	01/05/15	5	5	—	(h)

				17,991	17,868	123

Price Lock

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/19	$100.94	12/29/2014	$14,250	$(49)

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,973
Aggregate gross unrealized depreciation	(942)

Net unrealized appreciation/depreciation	3,031

Federal income tax cost of investments	152,784

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar securities, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	4,650	151,165	—	155,815
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$123	$—	$123
Futures Contracts	11	—	—	11

Total Appreciation in Other Financial Instruments	$11	$123	$—	$134

Depreciation in Other Financial Instruments
Futures Contracts	$(140)	$—	$—	$(140)
Price Lock	—	(49)	—	(49)

Total Depreciation in Other Financial Instruments	$(140)	$(49)	$—	$(189)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

There were no transfers among any levels during the period ended November 30, 2014.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including price locks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.9%
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	35,099
6,793	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	6,799

	Total Asset-Backed Securities (Cost $41,781)	41,898

Corporate Bonds — 16.8%
	Consumer Discretionary — 1.5%
	Automobiles — 0.3%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,578
5,000	Ford Motor Co., 6.500%, 08/01/18	5,761

		13,339

	Media — 1.0%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,924
4,000	8.875%, 04/26/23	5,392
5,000	CBS Corp., 3.375%, 03/01/22	5,041
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,531
10,000	NBCUniversal Media LLC, 4.375%, 04/01/21	11,048
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,503
5,000	Viacom, Inc., 3.875%, 04/01/24	5,058

		43,497

	Specialty Retail — 0.2%
5,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	5,318
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,381

		10,699

	Total Consumer Discretionary	67,535

	Consumer Staples — 0.9%
	Beverages — 0.2%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,099
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,040

		10,139

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,648
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,399

		12,047

	Food Products — 0.3%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,202
5,000	ConAgra Foods, Inc., 3.250%, 09/15/22	4,921

		11,123

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,061

	Total Consumer Staples	39,370

	Energy — 1.8%
	Energy Equipment & Services — 0.5%
5,000	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	4,704
5,000	Halliburton Co., 3.250%, 11/15/21	5,154
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,247
5,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	4,948
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	4,945

		24,998

	Oil, Gas & Consumable Fuels — 1.3%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,260
2,000	Apache Corp., 6.900%, 09/15/18	2,331
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,563
5,000	ConocoPhillips, 5.750%, 02/01/19	5,749
5,000	Devon Energy Corp., 2.250%, 12/15/18	5,011
1,000	Enterprise Products Operating LLC, 3.900%, 02/15/24	1,035
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,213
5,000	Noble Energy, Inc., 5.050%, 11/15/44	5,027
5,000	Petrobras International Finance Co. S.A., (Cayman Islands), 5.375%, 01/27/21	4,989
5,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	6,426
3,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	3,092
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	5,953

		57,649

	Total Energy	82,647

	Financials — 6.6%
	Banks — 2.0%
	Bank of America Corp.,
5,000	3.300%, 01/11/23	5,004
15,000	7.625%, 06/01/19	18,255

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,031
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,058
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,630
4,000	6.875%, 03/05/38	5,411
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	11,079
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,607
4,000	KeyCorp, 5.100%, 03/24/21	4,503
5,000	PNC Funding Corp., 3.300%, 03/08/22	5,134
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,992
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,064
	Wells Fargo & Co.,
5,000	Series M, 3.450%, 02/13/23	5,023
3,000	4.100%, 06/03/26	3,075
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,620

		90,486

	Capital Markets — 1.7%
5,000	BlackRock, Inc., Series 2, 5.000%, 12/10/19	5,696
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,205
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,636
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,589
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,277
10,000	6.125%, 02/15/33	12,267
5,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	5,011
5,000	Legg Mason, Inc., 3.950%, 07/15/24	5,123
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,151
5,000	4.750%, 03/22/17	5,370
5,000	5.500%, 07/28/21	5,734
2,000	State Street Corp., 3.100%, 05/15/23	1,964
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,771

		76,794

	Consumer Finance — 0.3%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,135
5,000	Capital One Financial Corp., 4.750%, 07/15/21	5,536
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,002

		15,673

	Diversified Financial Services — 1.0%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,217
2,000	CME Group, Inc., 5.300%, 09/15/43	2,393
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,586
10,000	Series A, 6.750%, 03/15/32	13,409
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,587
5,000	NYSE Euronext, 2.000%, 10/05/17	5,087
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,734

		45,013

	Insurance — 1.2%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,791
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,126
5,000	5.600%, 10/18/16	5,412
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,028
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,826
5,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	5,202
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,519
5,000	MetLife, Inc., 5.700%, 06/15/35	6,144
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,054
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,464
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,834

		56,400

	Real Estate Investment Trusts (REITs) — 0.4%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,547
2,000	HCP, Inc., 3.875%, 08/15/24	2,028
2,000	Prologis LP, 6.875%, 03/15/20	2,362
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,439

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
5,000	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	4,927

		20,303

	Total Financials	304,669

	Health Care — 1.0%
	Biotechnology — 0.2%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,659
5,000	Celgene Corp., 3.625%, 05/15/24	5,075

		10,734

	Health Care Providers & Services — 0.4%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,962
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,162
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,251

		15,375

	Pharmaceuticals — 0.4%
2,000	Actavis, Inc., 6.125%, 08/15/19	2,268
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,654
5,000	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	5,127
5,000	Zoetis, Inc., 1.875%, 02/01/18	4,952

		18,001

	Total Health Care	44,110

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,510

	Commercial Services & Supplies — 0.1%
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,542

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	5,010

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,864

	Road & Rail — 0.6%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,348
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,043
5,000	CSX Corp., 5.600%, 05/01/17	5,513
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,916
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,012

		27,832

	Total Industrials	50,758

	Information Technology — 0.7%
	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	6,129

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 2.600%, 07/15/22	4,735

	IT Services — 0.3%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,605
5,000	Xerox Corp., 2.750%, 03/15/19	5,046

		11,651

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,491

	Technology Hardware, Storage & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	5,019

	Total Information Technology	33,025

	Materials — 0.8%
	Chemicals — 0.1%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,248
5,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	5,123

		7,371

	Metals & Mining — 0.7%
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,747
5,000	Freeport-McMoRan, Inc., 2.150%, 03/01/17	5,041
5,000	Nucor Corp., 5.750%, 12/01/17	5,562
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,129
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,762
5,000	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	4,699

		31,940

	Total Materials	39,311

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,630
5,000	5.500%, 02/01/18	5,565

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.607%, 06/15/30	7,350
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,656
	Verizon Communications, Inc.,
5,000	5.150%, 09/15/23	5,621
10,000	6.550%, 09/15/43	12,916

		43,738

	Wireless Telecommunication Services — 0.2%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,568
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,279

		10,847

	Total Telecommunication Services	54,585

	Utilities — 1.2%
	Electric Utilities — 0.8%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,108
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,849
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,999
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,993
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,636
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,380
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	7,068
3,000	Virginia Electric and Power Co., 4.450%, 02/15/44	3,205

		36,238

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,268
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	6,471

		12,739

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,140

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,586

	Total Utilities	53,703

	Total Corporate Bonds (Cost $762,248)	769,713

SHARES
Exchange Traded Fund — 3.3%
	Fixed Income — 3.3%
1,384	iShares Core U.S. Aggregate Bond ETF (Cost $148,947)	153,084

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.1%
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,454

SHARES
Investment Companies — 61.9% (b)
	Fixed Income — 61.9%
36,053	JPMorgan Corporate Bond Fund, Class R6 Shares	363,055
32,696	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	275,628
9,571	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	88,815
91,448	JPMorgan High Yield Fund, Class R6 Shares	722,436
121,623	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,386,497

	Total Investment Companies (Cost $2,847,094)	2,836,431

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.4%
15,000	Federal National Mortgage Association, Zero Coupon, 10/09/19 (m)	13,552
5,000	Tennessee Valley Authority, 5.880%, 04/01/36 (m)	6,724

	Total U.S. Government Agency Securities (Cost $19,447)	20,276

U.S. Treasury Obligations — 14.9%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39 (m)	84,566
40,000	6.000%, 02/15/26 (m)	54,715
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	53,569
25,000	1.375%, 06/30/18	25,215
120,000	1.750%, 10/31/18 (m)	122,297
145,000	1.875%, 08/31/17 (m)	149,124

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
70,000	2.000%, 02/15/22	70,361
120,000	2.125%, 09/30/21	121,809

	Total U.S. Treasury Obligations (Cost $686,104)	681,656

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
65,343	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $65,343)	65,343

	Total Investments — 99.7% (Cost $4,573,948)	4,571,855
	Other Assets in Excess of Liabilities — 0.3%	13,680

	NET ASSETS — 100.0%	$4,585,535

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,424
Aggregate gross unrealized depreciation	(32,517)

Net unrealized appreciation/depreciation	$(2,093)

Federal income tax cost of investments	$4,573,948

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,054,858	$1,516,997	$—	$4,571,855

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 63.4%
	Consumer Discretionary — 15.1%
	Auto Components — 1.1%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
596	3.500%, 03/15/17	590
515	4.875%, 03/15/19	521
1,730	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,834

		2,945

	Automobiles — 3.5%
5,243	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	5,557
1,465	General Motors Co., 3.500%, 10/02/18	1,502
2,267	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	2,318

		9,377

	Distributors — 0.2%
500	VWR Funding, Inc., 7.250%, 09/15/17	524

	Hotels, Restaurants & Leisure — 2.5%
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	308
250	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	276
	MGM Resorts International,
500	8.625%, 02/01/19	571
2,075	11.375%, 03/01/18	2,495
420	MTR Gaming Group, Inc., 11.500%, 08/01/19	461
575	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	576
231	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	247
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,207
445	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	463

		6,604

	Household Durables — 3.2%
388	Jarden Corp., 7.500%, 05/01/17	426
	K. Hovnanian Enterprises, Inc.,
48	7.000%, 01/15/19 (e)	47
100	9.125%, 11/15/20 (e)	109
500	11.875%, 10/15/15	534
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,400
167	4.500%, 11/15/19	167
3,005	Series B, 12.250%, 06/01/17	3,644
868	M/I Homes, Inc., 8.625%, 11/15/18	907
805	Standard Pacific Corp., 8.375%, 05/15/18	917
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	489

		8,640

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	192

	Media — 4.4%
250	AMC Entertainment, Inc., 9.750%, 12/01/20	277
2,301	Cablevision Systems Corp., 8.000%, 04/15/20	2,646
285	Cenveo Corp., 6.000%, 08/01/19 (e)	259
550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	573
	DISH DBS Corp.,
650	4.625%, 07/15/17	673
1,972	7.875%, 09/01/19	2,252
500	Gray Television, Inc., 7.500%, 10/01/20	518
350	iHeartCommunications, Inc., 9.000%, 12/15/19	344
875	LIN Television Corp., 8.375%, 04/15/18	910
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,160
707	Numericable-SFR, (France), 4.875%, 05/15/19 (e)	699
350	Radio One, Inc., 9.250%, 02/15/20 (e)	334
900	Univision Communications, Inc., 6.875%, 05/15/19 (e)	945

		11,590

	Multiline Retail — 0.0% (g)
74	JC Penney Corp., Inc., 8.125%, 10/01/19	69

	Specialty Retail — 0.1%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	399

	Total Consumer Discretionary	40,340

	Consumer Staples — 2.6%
	Food & Staples Retailing — 1.4%
2,500	Rite Aid Corp., 8.000%, 08/15/20	2,681
910	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	937

		3,618

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Food Products — 1.2%
	1,197	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,251
	1,966	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	2,025

			3,276

		Total Consumer Staples	6,894

		Energy — 4.5%
		Energy Equipment & Services — 0.5%
	414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	323
	200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	170
	305	PHI, Inc., 5.250%, 03/15/19	282
	600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	603

			1,378

		Oil, Gas & Consumable Fuels — 4.0%
		Chesapeake Energy Corp.,
	250	3.250%, 03/15/16	249
	702	VAR, 3.481%, 04/15/19	697
	500	Comstock Resources, Inc., 7.750%, 04/01/19	463
	500	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	400
	50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	52
NOK	2,000	Exmar Netherlands B.V., (Netherlands), VAR, 6.150%, 07/07/17	284
	1,250	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,293
		Hilcorp Energy I LP/Hilcorp Finance Co.,
	750	7.625%, 04/15/21 (e)	780
	250	8.000%, 02/15/20 (e)	260
	500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	538
	650	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	584
	270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	262
	560	Peabody Energy Corp., 6.000%, 11/15/18	533
	400	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	374
	750	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	713
	391	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	398
	1,213	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,178
	594	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18	623
	920	WPX Energy, Inc., 5.250%, 01/15/17	957

			10,638

		Total Energy	12,016

		Financials — 3.1%
		Banks — 1.0%
		CIT Group, Inc.,
	786	3.875%, 02/19/19	790
	660	5.000%, 05/15/17	688
	1,250	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,305

			2,783

		Consumer Finance — 1.4%
		Ally Financial, Inc.,
	1,700	4.750%, 09/10/18	1,760
	1,035	6.250%, 12/01/17	1,119
		General Motors Financial Co., Inc.,
	445	3.500%, 07/10/19	454
	300	4.750%, 08/15/17	318

			3,651

		Diversified Financial Services — 0.3%
	798	Interactive Data Corp., 5.875%, 04/15/19 (e)	795

		Insurance — 0.4%
	850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	973

		Total Financials	8,202

		Health Care — 6.4%
		Health Care Equipment & Supplies — 2.2%
	650	Alere, Inc., 7.250%, 07/01/18	687
	1,750	Biomet, Inc., 6.500%, 10/01/20	1,853
	1,700	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,800
	500	Hologic, Inc., 6.250%, 08/01/20	518
	725	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	803
	300	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	293

			5,954

		Health Care Providers & Services — 3.4%
	950	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	977
	500	Fresenius Medical Care U.S. Finance, Inc., 6.500%, 09/15/18 (e)	548

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	HCA, Inc.,
371	3.750%, 03/15/19	370
720	4.250%, 10/15/19	723
325	8.000%, 10/01/18	373
1,850	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,943
370	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	390
	Tenet Healthcare Corp.,
930	5.000%, 03/01/19 (e)	916
1,500	5.500%, 03/01/19 (e)	1,507
550	6.250%, 11/01/18	595
650	United Surgical Partners International, Inc., 9.000%, 04/01/20	699
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	133

		9,174

	Pharmaceuticals — 0.8%
680	Valeant Pharmaceuticals International, (Canada), 6.875%, 12/01/18 (e)	705
1,225	Valeant Pharmaceuticals International, Inc., (Canada), 6.750%, 08/15/18 (e)	1,309

		2,014

	Total Health Care	17,142

	Industrials — 10.2%
	Aerospace & Defense — 0.8%
	Bombardier, Inc., (Canada),
450	4.750%, 04/15/19 (e)	459
1,200	7.500%, 03/15/18 (e)	1,327
398	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	350

		2,136

	Air Freight & Logistics — 0.3%
608	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	553
202	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	215

		768

	Airlines — 0.8%
1,597	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,693
10	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	12
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	347

		2,052

	Building Products — 0.2%
600	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	618

	Commercial Services & Supplies — 2.3%
	ADT Corp. (The),
710	2.250%, 07/15/17	685
800	4.125%, 04/15/19	797
705	Casella Waste Systems, Inc., 7.750%, 02/15/19	714
455	Deluxe Corp., 7.000%, 03/15/19	477
1,770	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	1,682
573	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	584
	R.R. Donnelley & Sons Co.,
150	6.125%, 01/15/17	160
625	7.250%, 05/15/18	691
425	8.250%, 03/15/19	499

		6,289

	Construction & Engineering — 0.5%
1,375	Tutor Perini Corp., 7.625%, 11/01/18	1,427

	Electrical Equipment — 0.3%
680	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	721

	Machinery — 1.9%
1,175	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,219
1,000	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	970
2,750	CNH Industrial Capital LLC, 3.375%, 07/15/19 (e)	2,654
356	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	377

		5,220

	Marine — 0.1%
300	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	303

	Road & Rail — 1.5%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
200	4.875%, 11/15/17	206
300	9.750%, 03/15/20	329
300	VAR, 2.984%, 12/01/17	298
3,000	Hertz Corp. (The), 7.500%, 10/15/18	3,112

		3,945

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 1.5%
360	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	386
935	HD Supply, Inc., 8.125%, 04/15/19	1,016
2,500	International Lease Finance Corp., 3.875%, 04/15/18	2,520

		3,922

	Total Industrials	27,401

	Information Technology — 3.3%
	Communications Equipment — 0.8%
500	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17 (e)	504
590	Avaya, Inc., 7.000%, 04/01/19 (e)	577
960	Goodman Networks, Inc., 12.125%, 07/01/18	1,019

		2,100

	Electronic Equipment, Instruments & Components — 1.0%
2,690	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,839

	Internet Software & Services — 0.4%
1,135	IAC/InterActiveCorp., 4.875%, 11/30/18	1,166

	IT Services — 0.3%
300	First Data Corp., 7.375%, 06/15/19 (e)	316
460	iGATE Corp., 4.750%, 04/15/19	462

		778

	Semiconductors & Semiconductor Equipment — 0.8%
2,250	Advanced Micro Devices, Inc., 6.750%, 03/01/19	2,081

	Total Information Technology	8,964

	Materials — 9.9%
	Chemicals — 1.5%
1,650	Ashland, Inc., 3.875%, 04/15/18	1,663
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	517
1,200	PolyOne Corp., 7.375%, 09/15/20	1,277
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	680

		4,137

	Construction Materials — 1.3%
400	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	444
	Cemex S.A.B. de C.V., (Mexico),
625	5.875%, 03/25/19 (e)	633
910	9.500%, 06/15/18 (e)	1,010
825	VAR, 4.981%, 10/15/18 (e)	850
425	Headwaters, Inc., 7.250%, 01/15/19	443
160	U.S. Concrete, Inc., 8.500%, 12/01/18	171

		3,551

	Containers & Packaging — 2.1%
1,350	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.234%, 12/15/19 (e)	1,310
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
470	5.625%, 12/15/16 (e)	471
450	6.000%, 06/15/17 (e)	449
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	7.125%, 04/15/19	1,036
1,185	7.875%, 08/15/19	1,261
1,000	8.500%, 05/15/18	1,030

		5,557

	Metals & Mining — 4.9%
2,200	Alcoa, Inc., 5.720%, 02/23/19	2,434
635	Aleris International, Inc., 7.625%, 02/15/18	651
1,100	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	1,136
4,370	ArcelorMittal, (Luxembourg), 6.125%, 06/01/18	4,631
480	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	498
	Commercial Metals Co.,
345	6.500%, 07/15/17	370
875	7.350%, 08/15/18	969
	FMG Resources August 2006 Pty Ltd., (Australia),
144	6.875%, 02/01/18 (e)	136
200	8.250%, 11/01/19 (e)	185
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	626
400	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	436
435	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	444
700	United States Steel Corp., 7.000%, 02/01/18	761

		13,277

	Paper & Forest Products — 0.1%
150	Mercer International, Inc., 7.000%, 12/01/19 (e)	152

	Total Materials	26,674

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 6.9%
	Diversified Telecommunication Services — 5.5%
1,000	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	1,058
	CCO Holdings LLC/CCO Holdings Capital Corp.,
730	7.000%, 01/15/19	760
3,669	7.250%, 10/30/17	3,820
1,530	8.125%, 04/30/20	1,622
400	CenturyLink, Inc., Series R, 5.150%, 06/15/17	421
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	122
600	Frontier Communications Corp., 8.125%, 10/01/18	675
380	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	398
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	743
3,075	Level 3 Communications, Inc., 11.875%, 02/01/19	3,302
	Level 3 Financing, Inc.,
760	8.125%, 07/01/19	810
615	VAR, 3.826%, 01/15/18	618
120	Sprint Capital Corp., 6.900%, 05/01/19	124
EUR 210	Wind Acquisition Finance S.A., (Luxembourg), VAR, 4.082%, 07/15/20 (e)	257
50	Windstream Corp., 7.875%, 11/01/17	55

		14,785

	Wireless Telecommunication Services — 1.4%
1,000	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	1,158
	T-Mobile USA, Inc.,
2,076	5.250%, 09/01/18	2,148
369	6.464%, 04/28/19	383

		3,689

	Total Telecommunication Services	18,474

	Utilities — 1.4%
	Electric Utilities — 0.1%
163	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	162

	Independent Power & Renewable Electricity Producers — 1.3%
2,500	AES Corp., VAR, 3.234%, 06/01/19	2,487
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	1,035

		3,522

	Total Utilities	3,684

	Total Corporate Bonds (Cost $172,346)	169,791

Preferred Securities — 1.1% (x)
	Financials — 1.1%
	Banks — 0.8%
1,300	Bank of America Corp., Series V, VAR, 5.125%, 06/17/19	1,257
700	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	774

		2,031

	Capital Markets — 0.3%
204	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	209
692	Morgan Stanley, VAR, 5.450%, 07/15/19	697

		906

	Total Preferred Securities (Cost $2,992)	2,937

SHARES
Preferred Stocks — 0.5%
	Financials — 0.5%
	Consumer Finance — 0.2%
23	GMAC Capital Trust I, 8.125%, 02/15/40, ($25 par value) (m)	619

	Insurance — 0.3%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.351%, 12/29/14, ($1,000 par value) @	852

	Total Preferred Stocks (Cost $1,493)	1,471

PRINCIPAL AMOUNT
Loan Assignments — 32.9%
	Consumer Discretionary — 10.5%
	Auto Components — 0.9%
1,895	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,879
425	Key Safety Systems, Inc., 1st Lien Term Loan B, VAR, 3.750%, 08/29/21 ^	426

		2,305

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Automobiles — 0.2%
647	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	642

	Hotels, Restaurants & Leisure — 2.0%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	754
187	Dave & Buster’s, Inc., 1st Lien Term Loan B, VAR, 4.500%, 07/25/20	186
838	Golden Nugget, Inc., VAR, 5.500%, 11/21/19	842
359	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	361
906	Hilton Worldwide Finance LLC, Term Loan B, VAR, 3.500%, 10/26/20	898
993	Intrawest Operations Group LLC, Term Loan, VAR, 5.500%, 12/09/20	996
99	Landry’s, Inc., 1st Lien Term Loan B, VAR, 4.000%, 04/24/18	99
575	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20	574
437	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	441
354	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	351

		5,502

	Household Durables — 0.2%
251	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	250
61	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	61
131	WNA Holdings, Inc., Term Loan, VAR, 4.500%, 06/07/20	130

		441

	Internet & Catalog Retail — 0.2%
574	Leonardo Acquisition Corp., 1st Lien Term Loan, VAR, 4.250%, 01/29/21	569

	Leisure Products — 0.7%
1,760	Delta 2 Lux Sarl, 2nd Lien Term Loan, VAR, 4.750%, 07/30/21	1,746

	Media — 4.0%
746	Cengage Learning Acquisitions, Inc., 2020 Term Loan, VAR, 7.000%, 03/31/20	746
576	iHeartCommunications, Inc., Tranche B Term Loan B-1, VAR, 3.806%, 01/29/16	570
720	iHeartCommunications, Inc., Tranche D Term Loan, VAR, 6.906%, 01/30/19	676
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.656%, 07/30/19	136
495	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	492
561	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	558
1,844	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,836
40	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	39
1,831	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	1,812
2,375	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	2,350
150	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	147
1,787	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	1,746

		11,108

	Multiline Retail — 1.0%
989	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	970
1,597	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	1,586

		2,556

	Specialty Retail — 0.6%
1,617	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	1,535

	Textiles, Apparel & Luxury Goods — 0.7%
1,306	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	1,295
479	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	467

		1,762

	Total Consumer Discretionary	28,166

	Consumer Staples — 6.4%
	Food & Staples Retailing — 2.4%
1,366	Albertsons LLC, 2019 Term Loan, VAR, 4.750%, 03/21/19	1,364
750	Albertsons LLC, Term Loan B-4, VAR, 4.500%, 08/25/21 ^	752
1,899	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	1,890
644	Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	643
1,906	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,895

		6,544

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — 4.0%
3,104	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	3,089
3,198	H.J. Heinz Co., 1st Lien Term Loan B-2, VAR, 3.500%, 06/05/20	3,195
868	Hearthside Group Holdings LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	868
144	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	147
2,806	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.250%, 04/29/20	2,765
544	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	536

		10,600

	Total Consumer Staples	17,144

	Energy — 3.2%
	Energy Equipment & Services — 1.3%
99	Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%, 03/31/21	91
648	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	616
371	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	343
1,492	Seadrill Operating LP, Term Loan B, VAR, 4.000%, 02/21/21	1,346
369	Seventy Seven Operating LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/25/21	355
718	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	669

		3,420

	Oil, Gas & Consumable Fuels — 1.9%
98	Alon USA Partners LP, New Term Loan B, VAR, 9.250%, 11/26/18	99
412	CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21	413
875	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	864
1,005	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	911
356	MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	345
247	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18	247
725	Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19 ^	725
693	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	671
310	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	284
608	Southcross Holdings LP, 1st Lien, VAR, 6.000%, 08/04/21	594

		5,153

	Total Energy	8,573

	Financials — 1.2%
	Capital Markets — 0.2%
490	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	488

	Diversified Financial Services — 0.8%
40	Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	40
164	Ascensus, Inc., Initial Term Loan, VAR, 5.000%, 12/02/19	163
1,537	ROC Finance LLC, New 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	1,468
502	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21	492
130	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	127

		2,290

	Insurance — 0.2%
575	HUB International Ltd., Initial Term Loan B, VAR, 4.250%, 10/02/20	569

	Total Financials	3,347

	Health Care — 1.5%
	Biotechnology — 0.3%
169	Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21	170
310	Ikaria, Inc., 2nd Lien Term Loan, VAR, 8.750%, 02/14/22	311
275	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	275

		756

	Health Care Providers & Services — 0.3%
259	Amsurg Corp., Initial Term Loan B, VAR, 3.754%, 07/16/21	258
109	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	109
517	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	515

		882

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Life Sciences Tools & Services — 0.3%
440	INC Research Holdings, Inc., 2014 Term Loan B, VAR, 4.750%, 11/12/21 ^	440
246	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	245

		685

	Pharmaceuticals — 0.6%
59	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	59
66	CEVA Group plc, Term Loan B, VAR, 6.500%, 03/19/21	62
478	Grifols Worldwide Operations Ltd., Tranch B Term Loan, VAR, 3.156%, 02/27/21	474
925	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	912
219	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	217

		1,724

	Total Health Care	4,047

	Industrials — 3.8%
	Air Freight & Logistics — 0.0% (g)
8	CEVA Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	8
48	CEVA Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	45
46	CEVA Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	43

		96

	Airlines — 0.2%
393	Delta Air Lines, Inc., 2014 Term Loan B-1, VAR, 3.250%, 10/18/18	388
9	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	9
222	LM US Member LLC,1st Lien Term Loan, VAR, 4.750%, 10/25/19	221

		618

	Building Products — 0.5%
890	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	875
397	Norcraft Cos. LP, Initial Term Loan, VAR, 5.250%, 12/13/20	396

		1,271

	Commercial Services & Supplies — 1.4%
141	Garda World Security Corp., New Term Loan, VAR, 4.000%, 11/06/20	139
551	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	543
1,217	Harland Clarke Holdings Corp., Term Loan B-4, VAR, 6.000%, 08/04/19	1,220
411	Harland Clarke Holdings Corp., Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	411
527	Multi Packaging Solutions, Inc., New USD Term Loan B, VAR, 4.250%, 09/30/20	520
520	St. George’s University, 2nd Lien Term Loan, VAR, 5.750%, 08/06/21	517
350	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	351
99	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	99

		3,800

	Electrical Equipment — 0.1%
147	Alliance Laundry Systems LLC, 1st Lien New Term Loan, VAR, 4.250%, 12/10/18	146

	Industrial Conglomerates — 0.1%
301	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	297

	Machinery — 0.4%
390	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/30/21	387
626	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	621

		1,008

	Marine — 0.4%
531	Drillships Ocean Ventures Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	492
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	449

		941

	Professional Services — 0.2%
456	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	453

	Road & Rail — 0.0% (g)
99	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.753%, 05/23/19	98

	Trading Companies & Distributors — 0.5%
1,238	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	1,228
168	STS Operating, Inc., New Term Loan, VAR, 4.753%, 02/12/21	168

		1,396

	Total Industrials	10,124

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Information Technology — 1.4%
	Communications Equipment — 0.2%
443	Avaya, Inc., 1st Lien Term Loan B-3, VAR, 4.654%, 10/26/17	430

	Electronic Equipment, Instruments & Components — 0.4%
1,343	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	1,343

	Internet Software & Services — 0.1%
175	Go Daddy Operating Co., LLC, Term Loan B, VAR, 4.750%, 05/13/21	174

	IT Services — 0.3%
730	First Data Corp., 1st Lien Term Loan, VAR, 4.155%, 03/24/21	726

	Semiconductors & Semiconductor Equipment — 0.4%
202	Avago Technologies Cayman Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	202
227	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	225
594	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	594

		1,021

	Total Information Technology	3,694

	Materials — 2.0%
	Chemicals — 1.0%
1,064	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	1,048
703	AZ Chem U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21 ^	702
508	Gemini HDPE LLC, 1st lien Term Loan, VAR, 4.750%, 08/06/21	508
455	OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	454
98	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20	98

		2,810

	Construction Materials — 0.2%
50	Quikrete Cos., Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	50
500	Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20	496

		546

	Containers & Packaging — 0.2%
318	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	317
120	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	119

		436

	Metals & Mining — 0.6%
1,114	FMG Resources PTY Ltd., Term Loan, VAR, 3.750%, 06/30/19	1,044
637	Murray Energy Corp., VAR, 5.250%, 12/05/19	635

		1,679

	Total Materials	5,471

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
282	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	281
59	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	59
1,045	Level 3 Financing, Inc., 2019 Tranche B-3 Term Loan, VAR, 4.000%, 08/01/19 ^	1,042
1,010	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	994
425	Virgin Media Ltd., Term Loan B, VAR, 3.500%, 06/07/20	421
143	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	142
247	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	247

	Total Telecommunication Services	3,186

	Utilities — 1.7%
	Electric Utilities — 1.3%
198	Calpine Construction Finance Co./CCFC Finance Corp., 1st Lien Term Loan B, VAR, 3.000%, 05/03/20	193
512	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	512
330	Southeast PowerGen, LLC, 1st Lien Term Loan B, VAR, 4.750%, 11/06/21 ^	331
455	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term loan, VAR, 3.750%, 05/05/16 (d)	458
1,750	Texas Competitive Electric Holdings Co. LLC, Exit Term Loan, VAR, 4.650%, 10/10/17 (d)	1,267
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Exit Term Loan, VAR, 4.650%, 10/10/16 (d)	845

		3,606

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Independent Power & Renewable Electricity Producers — 0.4%
990	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	986

	Total Utilities	4,592

	Total Loan Assignments (Cost $89,632)	88,344

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
2,789	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $2,789 )	2,789

	Total Investments — 98.9% (Cost $269,252)	265,332
	Other Assets in Excess of Liabilities — 1.1%	2,826

	NET ASSETS — 100.0%	$268,158

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
170	EUR	Deutsche Bank AG	12/22/14	213	211	2
1,125	NOK	Union Bank of Switzerland AG	12/22/14	167	161	6

				380	372	8

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
NOK	—	Norwegian Krone
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	446
Aggregate gross unrealized depreciation	(4,366)

Net unrealized appreciation/depreciation	(3,920)

Federal income tax cost of investments	269,252

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$40,340	$—		$40,340
Consumer Staples	—	6,894	—		6,894
Energy	—	12,016	—		12,016
Financials	—	8,202	—		8,202
Health Care	—	17,142	—		17,142
Industrials	—	25,349	2,052		27,401
Information Technology	—	8,964	—		8,964
Materials	—	26,674	—		26,674
Telecommunication Services	—	18,474	—		18,474
Utilities	—	3,684	—		3,684

Total Corporate Bonds	—	167,739	2,052		169,791

Preferred Securities
Financials	—	2,937	—		2,937
Preferred Stocks
Financials	619	852	—		1,471
Loan Assignments
Consumer Discretionary	—	28,166	—		28,166
Consumer Staples	—	17,144	—		17,144
Energy	—	8,573	—		8,573
Financials	—	3,347	—		3,347
Health Care	—	4,047	—		4,047
Industrials	—	10,124	—		10,124
Information Technology	—	3,694	—		3,694
Materials	—	5,471	—		5,471
Telecommunication Services	—	3,186	—		3,186
Utilities	—	4,592	—		4,592

Total Loan Assignments	—	88,344	—		88,344

Short-Term Investment
Investment Company	2,789	—	—		2,789

Total Investments in Securities	$3,408	$259,872	$2,052	*	$265,332

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8	$—		$8

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities

Corporate Bond - Industrials	$2,953	$(5)	$(35)	$(29)	$465	$(1,297)	$—	$—	$2,052

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(35,000).

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.2%
889	ABFC Trust, Series 2005-OPT1, Class A2C, VAR, 0.515%, 07/25/35	876
	Accredited Mortgage Loan Trust,
4,055	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,941
5,357	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	5,286
	ACE Securities Corp. Home Equity Loan Trust,
3,293	Series 2005-HE7, Class A1B2, VAR, 0.455%, 11/25/35	3,101
8,922	Series 2006-NC3, Class A2B, VAR, 0.265%, 12/25/36	3,995
	Ameriquest Mortgage Securities Trust,
16,074	Series 2006-M3, Class A2B, VAR, 0.255%, 10/25/36	6,962
25,329	Series 2006-M3, Class A2C, VAR, 0.315%, 10/25/36	11,059
9,792	Series 2006-M3, Class A2D, VAR, 0.395%, 10/25/36	4,318
2,531	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	2,480
1,565	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.780%, 12/15/33	1,537
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	8,624
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,062
21,485	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.275%, 10/25/36	12,775
	Centex Home Equity Loan Trust,
3,666	Series 2005-A, Class M2, VAR, 0.655%, 01/25/35	3,034
159	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	161
1,953	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.929%, 07/25/36	2,038
	Citigroup Mortgage Loan Trust,
4,666	Series 2006-HE1, Class M1, VAR, 0.485%, 01/25/36	4,568
1,529	Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	845
16,222	Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37	15,550
	Credit-Based Asset Servicing and Securitization LLC,
226	Series 2005-CB4, Class AF4, SUB, 4.791%, 07/25/35	224
6,433	Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36	4,795
938	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	864
7,949	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	7,829
5,330	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	3,021
22,212	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.295%, 12/25/36	13,618
	Fremont Home Loan Trust,
33,731	Series 2006-B, Class 2A3, VAR, 0.315%, 08/25/36	14,409
11,965	Series 2006-C, Class 2A2, VAR, 0.305%, 10/25/36	5,825
	GSAA Home Equity Trust,
10,358	Series 2007-5, Class 1AV1, VAR, 0.255%, 03/25/47	5,455
8,948	Series 2007-5, Class 2A1A, VAR, 0.275%, 04/25/47	6,866
	GSAMP Trust,
8,756	Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	4,128
7,859	Series 2006-NC1, Class A2, VAR, 0.335%, 02/25/36	7,642
11,889	Series 2007-NC1, Class A2C, VAR, 0.305%, 12/25/46	6,800
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,541
18,100	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	15,703
	Home Equity Mortgage Loan Asset-Backed Trust,
1,494	Series 2004-B, Class M2, VAR, 1.280%, 11/25/34	1,389
21,628	Series 2006-C, Class 2A, VAR, 0.285%, 08/25/36	17,436
13,800	Series 2006-D, Class 2A3, VAR, 0.315%, 11/25/36	8,652
24,646	Series 2006-E, Class 2A3, VAR, 0.325%, 04/25/37	15,910
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.085%, 09/25/35	2,766

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,989	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	2,878
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e) (i)	20,680
29,085	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.305%, 04/25/36	13,032
	Merrill Lynch Mortgage Investors Trust,
13,936	Series 2006-FF1, Class M3, VAR, 0.465%, 08/25/36	12,455
11,110	Series 2007-HE3, Class A1, VAR, 0.225%, 04/25/47	6,239
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.025%, 11/25/34	7,487
1,970	Series 2005-WMC5, Class M4, VAR, 1.115%, 06/25/35	1,876
532	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.325%, 02/25/36	527
21,815	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.330%, 06/25/37	19,268
	New Century Home Equity Loan Trust,
70	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	72
4,832	Series 2005-3, Class M1, VAR, 0.635%, 07/25/35	4,805
3,430	Series 2005-4, Class M2, VAR, 0.665%, 09/25/35	2,974
6,473	Series 2005-C, Class A2C, VAR, 0.405%, 12/25/35	6,326
22,605	Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	19,102
15,439	Series 2006-2, Class A2B, VAR, 0.315%, 08/25/36	11,632
23,158	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.345%, 04/25/37	19,233
12,551	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	11,626
	NovaStar Mortgage Funding Trust,
6,596	Series 2006-4, Class A2D, VAR, 0.405%, 09/25/36	3,856
49,351	Series 2007-1, Class A2C, VAR, 0.335%, 03/25/37	25,656
2,878	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,878
	Option One Mortgage Loan Trust,
2,776	Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	2,651
21,094	Series 2005-5, Class M1, VAR, 0.545%, 12/25/35	18,250
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
4,603	Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	4,624
14,935	Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	14,845
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.765%, 07/25/35	7,283
	RASC Trust,
782	Series 2005-KS6, Class M2, VAR, 0.605%, 07/25/35	776
4,777	Series 2006-KS1, Class A4, VAR, 0.455%, 02/25/36	4,727
	Renaissance Home Equity Loan Trust,
2,475	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,509
464	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	454
	Saxon Asset Securities Trust,
2,141	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,092
11,242	Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	10,449
6,172	Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B, VAR, 0.295%, 01/25/37	4,412
15,998	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.335%, 02/25/36	10,514
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	12,864
5,773	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	5,694
	Structured Asset Investment Loan Trust,
8,228	Series 2003-BC5, Class M1, VAR, 1.280%, 06/25/33	7,881
6,825	Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	5,846
21,243	Series 2006-3, Class A5, VAR, 0.305%, 06/25/36	18,076
2,163	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.515%, 11/25/35	2,158
1,080	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	1,086

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
874	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	876

	Total Asset-Backed Securities (Cost $561,702)	570,754

Collateralized Mortgage Obligations — 4.9%
	Agency CMO — 2.2%
	Federal Home Loan Mortgage Corp. REMIC,
1,699	Series 2906, Class SW, IF, IO, 6.545%, 11/15/34	73
7,654	Series 3155, Class PS, IF, IO, 6.995%, 05/15/36	1,232
627	Series 3171, Class OJ, PO, 06/15/36	569
3,044	Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	565
5,278	Series 3236, Class IS, IF, IO, 6.495%, 11/15/36	901
1,099	Series 3628, Class A, 5.000%, 06/15/38	1,104
2,962	Series 3654, Class AU, 7.000%, 10/15/27	3,010
6,830	Series 3692, Class PS, IF, IO, 6.445%, 05/15/38	558
12,070	Series 3737, Class LI, IO, 4.500%, 05/15/24	819
12,853	Series 3819, Class SH, IF, IO, 6.315%, 06/15/40	1,775
3,968	Series 3827, Class H, 4.000%, 09/15/37	4,007
8,153	Series 3835, Class KA, 4.000%, 05/15/37	8,323
3,142	Series 3845, Class KP, 4.000%, 04/15/38	3,156
9,730	Series 3850, Class LS, IF, IO, 1.786%, 05/15/39	720
10,917	Series 3919, Class LS, IF, IO, 6.295%, 09/15/41	2,371
22,135	Series 3962, Class KS, IF, IO, 1.923%, 06/15/38	1,991
18,867	Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	3,229
26,173	Series 3997, Class HS, IF, IO, 6.395%, 03/15/38	4,060
51,342	Series 4002, Class MI, IO, 4.000%, 01/15/39	6,137
10,780	Series 4013, Class SB, IF, IO, 6.295%, 03/15/42	2,549
13,625	Series 4033, Class SC, IF, IO, 6.395%, 10/15/36	2,737
41,170	Series 4050, Class EI, IO, 4.000%, 02/15/39	5,823
30,098	Series 4057, Class BS, IF, IO, 5.895%, 09/15/39	4,706
19,603	Series 4057, Class CS, IF, IO, 5.895%, 04/15/39	3,526
236,750	Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	41,027
27,392	Series 4068, Class TS, IF, IO, 5.845%, 06/15/42	5,636
33,408	Series 4073, Class AS, IF, IO, 5.895%, 08/15/38	5,619
12,227	Series 4080, Class SA, IF, IO, 5.845%, 07/15/42	2,175
46,172	Series 4083, Class MS, IF, IO, 5.895%, 05/15/39	8,346
94,446	Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	16,553
20,849	Series 4086, Class TS, IF, IO, 5.945%, 04/15/37	3,526
37,392	Series 4093, Class SD, IF, IO, 6.545%, 01/15/38	9,125
40,700	Series 4097, Class SA, IF, IO, 5.895%, 08/15/42	9,190
47,571	Series 4097, Class TS, IF, IO, 5.945%, 05/15/39	9,732
25,397	Series 4099, Class BS, IF, IO, 5.895%, 06/15/39	5,183
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,367
11,785	Series 4102, Class SW, IF, IO, 5.945%, 05/15/39	2,522
10,917	Series 4113, Class JS, IF, IO, 5.895%, 07/15/39	1,983
15,868	Series 4116, Class MS, IF, IO, 6.045%, 11/15/39	3,580
35,656	Series 4119, Class SC, IF, IO, 5.995%, 10/15/42	7,550
67,189	Series 4122, Class SJ, IF, IO, 5.995%, 12/15/40	14,076
12,818	Series 4123, Class SA, IF, IO, 6.045%, 09/15/39	2,428
33,007	Series 4123, Class SB, IF, IO, 5.995%, 10/15/42	7,749
11,355	Series 4132, Class SE, IF, IO, 6.045%, 12/15/40	2,403
14,716	Series 4136, Class SA, IF, IO, 6.045%, 12/15/39	2,883
1,827	Series 4165, Class ZA, 3.500%, 02/15/43	1,595
80,526	Series 4174, Class SA, IF, IO, 6.045%, 05/15/39	17,427
49,064	Series 4199, Class SD, IF, IO, 6.045%, 06/15/39	9,514
17,630	Series 4229, Class AS, IF, IO, 5.995%, 12/15/38	3,262

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14,843	Series 4238, Class SH, IF, 6.923%, 08/15/43	14,632
20,696	Series 4267, Class CI, IO, 4.000%, 05/15/39	3,059
137,623	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.923%, 02/15/38	10,300
	Federal National Mortgage Association REMIC,
76	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	1
336	Series 2004-52, Class SX, IF, IO, 6.895%, 09/25/32	7
2,183	Series 2004-61, Class NS, IF, IO, 7.545%, 08/25/34	600
5,544	Series 2004-72, Class S, IF, IO, 6.345%, 09/25/34	1,193
1,989	Series 2005-13, Class AS, IF, IO, 5.945%, 03/25/35	347
5,617	Series 2005-57, Class DI, IF, IO, 6.545%, 03/25/35	385
11,476	Series 2005-82, Class SY, IF, IO, 6.575%, 09/25/35	2,075
4,878	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	568
3,445	Series 2006-20, Class IG, IF, IO, 6.495%, 04/25/36	529
8,782	Series 2006-70, Class JI, IF, IO, 6.445%, 06/25/36	1,459
1,589	Series 2006-72, Class XI, IF, IO, 6.345%, 08/25/36	258
2,488	Series 2006-106, Class CS, IF, IO, 6.435%, 11/25/36	387
2,977	Series 2006-108, Class S, IF, IO, 7.045%, 11/25/36	773
3,896	Series 2006-109, Class SG, IF, IO, 6.475%, 11/25/36	575
6,084	Series 2006-125, Class SA, IF, IO, 6.565%, 01/25/37	976
3,720	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	539
8,672	Series 2007-44, Class HE, IF, IO, 6.265%, 05/25/37	1,342
10,969	Series 2007-55, Class S, IF, IO, 6.605%, 06/25/37	2,252
2,703	Series 2007-88, Class MI, IF, IO, 6.365%, 09/25/37	565
1,113	Series 2007-88, Class XI, IF, IO, 6.385%, 06/25/37	157
8,129	Series 2007-91, Class AS, IF, IO, 6.245%, 10/25/37	1,163
4,896	Series 2008-17, Class KS, IF, IO, 6.195%, 11/25/37	707
2,253	Series 2008-34, Class GS, IF, IO, 6.295%, 05/25/38	293
2,521	Series 2008-41, Class S, IF, IO, 6.645%, 11/25/36	433
28,455	Series 2009-87, Class SG, IF, IO, 6.095%, 11/25/39	5,157
14	Series 2010-34, Class JD, 3.000%, 09/25/37	14
3,561	Series 2010-54, Class PA, 4.500%, 04/25/39	3,633
1,675	Series 2010-79, Class NA, 4.500%, 05/25/36	1,676
240	Series 2010-156, Class BA, 4.000%, 10/25/31	240
11,783	Series 2011-18, Class UA, 4.000%, 08/25/38	12,062
1,063	Series 2011-70, Class CL, 3.000%, 08/25/26	1,077
17,589	Series 2011-118, Class CS, IF, IO, 6.345%, 10/25/39	3,207
22	Series 2012-11, Class PN, 4.000%, 11/25/40	22
6,877	Series 2012-14, Class LS, IF, IO, 6.345%, 03/25/42	1,279
3,386	Series 2012-20, Class JS, IF, IO, 5.845%, 10/25/38	648
11,430	Series 2012-42, Class PS, IF, IO, 6.425%, 08/25/41	1,449
69,653	Series 2012-73, Class LS, IF, IO, 5.895%, 06/25/39	11,884
41,201	Series 2012-74, Class AS, IF, IO, 5.895%, 03/25/39	6,964
13,511	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	2,555
41,087	Series 2012-80, Class AS, IF, IO, 5.895%, 02/25/39	7,903
11,953	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	2,479
10,504	Series 2012-84, Class SQ, IF, IO, 6.495%, 08/25/32	2,451
19,647	Series 2012-87, Class NS, IF, IO, 5.895%, 02/25/39	3,634
32,906	Series 2012-94, Class KS, IF, IO, 6.495%, 05/25/38	7,861
28,793	Series 2012-94, Class SL, IF, IO, 6.545%, 05/25/38	6,953
43,755	Series 2012-98, Class SA, IF, IO, 5.895%, 05/25/39	7,502
14,342	Series 2012-104, Class QS, IF, IO, 5.945%, 03/25/39	2,782

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,888	Series 2012-107, Class QS, IF, IO, 5.945%, 10/25/40	2,545
11,732	Series 2012-110, Class MS, IF, IO, 5.845%, 10/25/42	2,723
20,655	Series 2012-110, Class SB, IF, IO, 6.545%, 10/25/32	4,790
7,863	Series 2012-111, Class KS, IF, IO, 5.995%, 01/25/40	1,241
32,592	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	5,759
32,941	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	6,240
55,573	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	11,667
29,789	Series 2012-120, Class ES, IF, IO, 6.045%, 11/25/39	6,374
39,858	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	7,958
28,656	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	5,504
35,453	Series 2012-124, Class LS, IF, IO, 6.045%, 07/25/40	7,952
38,191	Series 2012-137, Class CS, IF, IO, 6.045%, 08/25/41	8,296
5,357	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	923
26,694	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	5,105
9,682	Series 2013-5, Class EZ, 2.000%, 08/25/42	8,518
21,984	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	4,986
5,818	Series 2013-29, Class QZ, 4.000%, 04/25/43	5,885
3,175	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,880
12,008	Series 2013-131, Class S, IF, IO, 5.895%, 01/25/34	2,586
69,192	Series 2014-61, Class SA, IO, VAR, 1.783%, 10/25/44	4,815
	Federal National Mortgage Association STRIPS,
1,732	Series 366, Class 18, IO, 4.000%, 11/25/20	121
1,606	Series 377, Class 2, IO, 5.000%, 10/25/36	302
2,047	Series 379, Class 2, IO, 5.500%, 05/25/37	372
6,522	Series 390, Class C7, IO, 4.000%, 07/25/23	345
10,335	Series 390, Class C8, IO, 4.500%, 07/25/23	642
	Government National Mortgage Association,
956	Series 2005-7, Class NL, IF, IO, 6.595%, 03/17/33	114
4,489	Series 2009-41, Class GS, IF, IO, 5.895%, 06/16/39	630
8,483	Series 2011-85, Class SA, IF, IO, 5.965%, 06/20/41	1,264
4,596	Series 2012-93, Class MS, IF, IO, 6.495%, 07/20/42	1,112
11,409	Series 2013-69, Class SM, IF, IO, 6.045%, 05/20/43	1,915
17,457	Series 2013-165, Class ST, IF, IO, 5.995%, 11/20/43	3,359
22,551	Series 2013-190, Class KS, IF, IO, 5.395%, 12/20/43	3,434
11,293	Series 2014-2, Class NS, IF, IO, 5.995%, 01/20/44	2,051
15,074	Series 2014-68, Class SK, IF, IO, 6.045%, 05/20/44	2,403
40,480	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,594
26,408	Series 2014-98, Class SM, IF, IO, 6.045%, 07/20/44	3,848
90,451	Series 2014-119, Class SA, IF, IO, 5.445%, 08/20/44	17,798
26,119	Series 2014-129, Class SK, IF, IO, 6.045%, 09/20/44	4,808

		550,258

	Non-Agency CMO — 2.7%
	Adjustable Rate Mortgage Trust,
12,354	Series 2005-5, Class 5A1, VAR, 2.817%, 09/25/35	10,930
2,848	Series 2005-10, Class 1A21, VAR, 2.627%, 01/25/36	2,468
	Alternative Loan Trust,
3,461	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	3,588
970	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	995
2,692	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,250
4,046	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	4,005
6,775	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,473
1,872	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,870

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
8,521	Series 2005-70CB, Class A5, 5.500%, 12/25/35	7,637
3,038	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,937
1,515	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,513
3,538	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	3,635
2,702	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,355
2,686	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,400
4,839	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,324
7,107	Series 2006-25CB, Class A9, 6.000%, 10/25/36	6,628
1,091	Series 2006-28CB, Class A17, 6.000%, 10/25/36	906
3,895	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,365
11,529	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	9,332
976	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	844
404	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	358
1,346	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,125
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,166
2,819	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.345%, 09/25/46	2,022
	Banc of America Alternative Loan Trust,
6,563	Series 2004-1, Class 1A1, 6.000%, 02/25/34	6,984
3,864	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,787
3,111	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,937
3,762	Series 2006-4, Class 2A1, 6.000%, 05/25/21	3,742
	Banc of America Funding Trust,
4,162	Series 2005-1, Class 1A1, 5.500%, 02/25/35	4,231
2,116	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,144
3,666	Series 2006-D, Class 5A2, VAR, 4.896%, 05/20/36	3,375
	Banc of America Mortgage Trust,
13	Series 2005-10, Class 1A13, 5.500%, 11/25/35	14
2,114	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,142
10,167	Series 2007-3, Class 1A1, 6.000%, 09/25/37	9,276
13,888	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	12,807
7,726	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	7,892
	Chase Mortgage Finance Trust,
2,998	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	3,153
11,481	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	10,213
	CHL Mortgage Pass-Through Trust,
4,645	Series 2005-20, Class A7, 5.250%, 12/25/27	4,392
1,362	Series 2005-21, Class A2, 5.500%, 10/25/35	1,375
2,705	Series 2006-15, Class A1, 6.250%, 10/25/36	2,426
1,509	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,387
10,083	Series 2007-17, Class 1A1, 6.000%, 10/25/37	9,807
	Citicorp Mortgage Securities Trust,
5,064	Series 2006-5, Class 1A3, 6.000%, 10/25/36	5,107
907	Series 2006-7, Class 2A1, 5.500%, 12/25/21	925
7,395	Series 2007-5, Class 1A9, 6.000%, 06/25/37	7,630
	Citigroup Mortgage Loan Trust,
2,722	Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,679
11,306	Series 2014-10, Class 3A1, SUB, 0.351%, 07/25/36 (e)	10,373
	CitiMortgage Alternative Loan Trust,
6,926	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	6,323
4,817	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	4,482
584	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	593
8,563	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	7,078

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
3,082	Series 2003-AR24, Class 2A4, VAR, 2.551%, 10/25/33	2,994
3,247	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,332
921	Series 2005-5, Class 1A1, 5.000%, 07/25/20	923
339	Series 2005-7, Class 3A1, 5.000%, 08/25/20	338
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
4,297	Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	3,977
2,207	Series 2005-1, Class 2A1, VAR, 5.737%, 02/25/20	2,278
26,392	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.427%, 06/27/37 (e)	26,572
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.355%, 02/25/24	15,689
9,920	Series 2014-DN1, Class M3, VAR, 4.655%, 02/25/24	9,777
6,188	Series 2014-DN2, Class M2, VAR, 1.805%, 04/25/24	5,933
34,270	Series 2014-DN2, Class M3, VAR, 3.755%, 04/25/24	31,529
1,643	Series 2014-DN3, Class M2, VAR, 2.555%, 08/25/24	1,630
20,220	Series 2014-DN3, Class M3, VAR, 4.155%, 08/25/24	19,147
24,660	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C03, Class 1M2, VAR, 3.155%, 07/25/24	22,172
3,697	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,995
4,388	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	3,830
4,187	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	4,091
4,232	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.465%, 10/25/45	3,363
	GSR Mortgage Loan Trust,
4,709	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	4,360
3,505	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	3,339
480	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	411
995	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	987
4,727	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	3,944
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.785%, 01/25/35	4,812
3,954	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	3,695
2,877	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	2,869
	Lehman Mortgage Trust,
2,022	Series 2005-1, Class 7A1, 5.500%, 11/25/20	2,026
1,814	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,771
5,199	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	4,754
	LSTAR Securities Investment Trust,
13,882	Series 2014-1, Class NOTE, VAR, 3.257%, 09/01/21 (e)	13,882
14,530	Series 2014-2, Class A, VAR, 2.153%, 12/01/21 (e)	14,296
	MASTR Alternative Loan Trust,
2,373	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,433
2,955	Series 2004-13, Class 9A1, 5.500%, 01/25/35	2,992
4,953	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,360
2,447	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,501
	Prime Mortgage Trust,
3,775	Series 2005-2, Class 2A1, VAR, 6.776%, 10/25/32	4,093
204	Series 2006-1, Class 2A5, 6.000%, 06/25/36	205
	RALI Trust,
4,215	Series 2003-QS16, Class A1, 5.000%, 08/25/18	4,255
2,570	Series 2003-QS20, Class CB, 5.000%, 11/25/18	2,629

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,307	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,332
6,791	Series 2006-QO9, Class A4A, VAR, 0.325%, 12/25/46	6,496
864	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	828
705	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	713
3,929	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.285%, 09/26/36 (e)	3,691
464	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	477
	RFMSI Trust,
1,563	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,559
8,253	Series 2005-SA2, Class 2A2, VAR, 2.951%, 06/25/35	7,910
5,658	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	4,976
8,181	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	7,447
6,924	Series 2006-S9, Class A1, 6.250%, 09/25/36	6,255
3,485	Series 2006-SA4, Class 2A1, VAR, 3.493%, 11/25/36	3,005
2,205	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,976
11,815	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	11,123
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,945
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,948
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,852
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,509
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,124
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,872
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,057
	Structured Asset Securities Corp. Trust,
511	Series 2005-6, Class 5A1, 5.000%, 05/25/35	520
2,209	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,283
8,432	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.839%, 11/25/33	8,926
	Thornburg Mortgage Securities Trust,
5,094	Series 2002-4, Class 3A, VAR, 2.183%, 12/25/42	5,019
9,647	Series 2007-4, Class 3A1, VAR, 6.057%, 09/25/37	9,973
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
316	Series 2005-8, Class 1A8, 5.500%, 10/25/35	303
1,426	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,301
	Wells Fargo Alternative Loan Trust,
4,902	Series 2005-1, Class 1A2, 5.500%, 02/25/35	5,207
6,885	Series 2005-2, Class M1, VAR, 0.605%, 10/25/35	6,188
	Wells Fargo Mortgage-Backed Securities Trust,
1,895	Series 2005-16, Class A8, 5.750%, 01/25/36	1,971
2,371	Series 2006-1, Class A3, 5.000%, 03/25/21	2,422
12	Series 2006-11, Class A13, 6.000%, 09/25/36	12
5,231	Series 2006-11, Class A4, 5.000%, 09/25/36	4,867
6,337	Series 2006-11, Class A8, 6.000%, 09/25/36	6,137
3,578	Series 2006-11, Class A9, 6.500%, 09/25/36	3,533
11,056	Series 2006-15, Class A1, 6.000%, 11/25/36	10,637
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	7,182
1,269	Series 2006-17, Class A1, 5.500%, 11/25/21	1,287
720	Series 2007-3, Class 3A1, 5.500%, 04/25/22	742
1,190	Series 2007-5, Class 2A3, 5.500%, 05/25/22	1,211
9,501	Series 2007-7, Class A1, 6.000%, 06/25/37	9,619
6,598	Series 2007-7, Class A39, 6.000%, 06/25/37	6,679
11,255	Series 2007-7, Class A49, 6.000%, 06/25/37	11,395
10,244	Series 2007-8, Class 2A8, 6.000%, 07/25/37	10,126

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,904	Series 2007-10, Class 1A5, 6.000%, 07/25/37	4,812
2,314	Series 2007-11, Class A85, 6.000%, 08/25/37	2,282
466	Series 2007-11, Class A96, 6.000%, 08/25/37	459

		702,772

	Total Collateralized Mortgage Obligations (Cost $1,225,080)	1,253,030

Commercial Mortgage-Backed Securities — 0.2%
14,418	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e)	14,478
40,360	Scout Harbor, VAR, 6.627%, 01/01/17 (i)	40,360

	Total Commercial Mortgage-Backed Securities (Cost $54,628)	54,838

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
713	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Household Durables — 0.0% (g)
5,000	Standard Pacific Corp., 1.250%, 08/01/32	5,753

	Total Consumer Discretionary	5,753

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2,650	Energy XXI Ltd., (Bermuda), 3.000%, 12/15/18 (e)	1,722

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,281	Upstate New York Power Producers, Inc., HB, 20.000% (PIK), 06/15/17 (e) (i) (v)	2,946

	Total Convertible Bonds (Cost $10,342)	10,421

Corporate Bonds — 21.2%
	Consumer Discretionary — 4.9%
	Auto Components — 0.3%
8,945	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	9,392
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,851
640	7.750%, 11/15/19	723
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,337
3,665	6.000%, 09/15/23	3,839
4,135	6.500%, 02/15/19	4,290
3,250	6.750%, 02/15/21	3,453
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,821
12,825	7.000%, 05/15/22	13,883
10,551	8.250%, 08/15/20	11,316
4,180	8.750%, 08/15/20	4,911
6,966	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	7,053
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,263
3,379	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	3,582
4,490	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	4,400
7,202	UCI International, Inc., 8.625%, 02/15/19	6,914

		84,028

	Automobiles — 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
10,183	8.000%, 06/15/19	10,794
52,155	8.250%, 06/15/21	58,153
	General Motors Co.,
2,486	3.500%, 10/02/18	2,548
14,615	4.875%, 10/02/23	15,492
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,285
1,350	5.625%, 02/01/23 (e)	1,421
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	— (h	)
1,533	5.250%, 03/06/32 (i)	— (h	)
1,545	6.250%, 07/15/33 (i)	1
170	7.250%, 04/15/41 (i)	— (h	)
505	7.250%, 07/15/41 (i)	— (h	)
687	7.250%, 02/15/52 (i)	— (h	)
581	7.375%, 05/15/48 (i)	— (h	)
51	7.375%, 10/01/51 (i)	— (h	)

		96,694

	Distributors — 0.0% (g)
	VWR Funding, Inc.,
8,904	7.250%, 09/15/17	9,328
29	10.750%, 06/30/17 (e)	29
EUR 1,838	10.750%, 06/30/17 (e)	2,297

		11,654

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Consumer Services — 0.1%
	Service Corp. International,
2,805	5.375%, 05/15/24	2,889
1,270	7.000%, 06/15/17	1,381
8,670	7.500%, 04/01/27	9,797
1,585	7.625%, 10/01/18	1,780
	ServiceMaster Co. LLC (The),
3,043	7.000%, 08/15/20	3,202
7,996	8.000%, 02/15/20	8,476

		27,525

	Hotels, Restaurants & Leisure — 1.2%
3,740	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	3,833
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20	8,850
21,455	9.000%, 02/15/20	17,057
4,120	10.000%, 12/15/18 (d)	513
9,205	11.250%, 06/01/17	7,364
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	4,229
18,353	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (e)	10,737
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,012
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,355
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	9,124
	Isle of Capri Casinos, Inc.,
5,930	5.875%, 03/15/21	6,064
2,405	8.875%, 06/15/20	2,543
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	9,966
	MGM Resorts International,
18,970	5.250%, 03/31/20	19,160
10,855	6.000%, 03/15/23	11,018
7,200	6.625%, 07/15/15	7,380
16,000	6.750%, 10/01/20	17,240
4,875	7.625%, 01/15/17	5,265
36,475	7.750%, 03/15/22	41,034
4,485	8.625%, 02/01/19	5,124
1,090	11.375%, 03/01/18	1,311
5,975	MTR Gaming Group, Inc., 11.500%, 08/01/19	6,558
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,316
	Pinnacle Entertainment, Inc.,
4,100	6.375%, 08/01/21	4,274
1,643	7.500%, 04/15/21	1,738
2,390	8.750%, 05/15/20	2,542
1,502	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	1,502
2,733	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,917
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,741
427	7.500%, 10/15/27	492
14,789	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	15,935
2,535	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	2,551
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,602
7,225	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,523
5,890	SGMS Escrow Corp., 10.000%, 12/01/22 (e)	5,507
7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	8,005
7,250	Station Casinos LLC, 7.500%, 03/01/21	7,649
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	14,202
3,756	Vail Resorts, Inc., 6.500%, 05/01/19	3,916
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	3,924

		314,073

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,268
1,160	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	1,050
8,380	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	8,883
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,646
4,500	Jarden Corp., 7.500%, 05/01/17	4,939
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	514
645	7.000%, 01/15/19 (e)	630
3,166	7.250%, 10/15/20 (e)	3,348
8,243	9.125%, 11/15/20 (e)	8,944
4,500	11.875%, 10/15/15	4,815
	KB Home,
278	8.000%, 03/15/20	310

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
712	9.100%, 09/15/17	805
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,862
2,000	6.950%, 06/01/18	2,205
6,355	Series B, 12.250%, 06/01/17	7,705
7,571	M/I Homes, Inc., 8.625%, 11/15/18	7,912
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,829
3,310	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	3,468
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,211
2,395	10.750%, 09/15/16	2,742
2,587	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,768
2,660	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,853
1,826	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,054
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,052

		90,813

	Internet & Catalog Retail — 0.0% (g)
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,017
3,968	11.500%, 04/01/18	3,249

		7,266

	Leisure Products — 0.0% (g)
6,705	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	6,202

	Media — 1.7%
14,055	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	14,529
8,620	AMC Entertainment, Inc., 9.750%, 12/01/20	9,547
10,500	AMC Networks, Inc., 7.750%, 07/15/21	11,419
	Cablevision Systems Corp.,
905	5.875%, 09/15/22	921
18,535	8.000%, 04/15/20	21,315
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
1,370	5.250%, 02/15/22 (e)	1,404
1,370	5.875%, 03/15/25 (e)	1,418
	CCOH Safari LLC,
4,655	5.500%, 12/01/22	4,707
11,823	5.750%, 12/01/24	11,897
3,440	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	3,320
12,150	Charter Communications Operating LLC\Charter Communications Holding LLC, Term Loan G, 3.790%, 09/10/21	12,229
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,381
2,810	7.375%, 06/15/21	3,003
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,705
24,115	Series B, 6.500%, 11/15/22	25,140
1,185	Series A, 7.625%, 03/15/20	1,227
38,960	Series B, 7.625%, 03/15/20	40,557
	CSC Holdings LLC,
910	6.750%, 11/15/21	1,009
4,140	7.875%, 02/15/18	4,694
2,575	8.625%, 02/15/19	2,996
	DISH DBS Corp.,
235	5.125%, 05/01/20	238
17,190	5.875%, 07/15/22	17,772
8,255	5.875%, 11/15/24 (e)	8,317
28,908	6.750%, 06/01/21	31,401
12,132	7.875%, 09/01/19	13,861
	Gannett Co., Inc.,
1,345	4.875%, 09/15/21 (e)	1,352
965	5.500%, 09/15/24 (e)	978
2,540	Gray Television, Inc., 7.500%, 10/01/20	2,629
7,650	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	8,415
4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,131
	iHeartCommunications, Inc.,
7,578	9.000%, 12/15/19	7,445
10,845	9.000%, 03/01/21	10,574
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,548
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,720
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	3,003
3,590	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	3,841
6,780	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	7,051
4,510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,544

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Numericable-SFR, (France),
3,122	4.875%, 05/15/19 (e)	3,087
11,475	6.000%, 05/15/22 (e)	11,656
7,361	6.250%, 05/15/24 (e)	7,499
7,685	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,877
3,850	Radio One, Inc., 9.250%, 02/15/20 (e)	3,677
	Regal Entertainment Group,
3,245	5.750%, 03/15/22	3,091
7,160	5.750%, 06/15/23	6,802
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21	5,113
2,195	6.125%, 10/01/22	2,261
	Sirius XM Radio, Inc.,
9,965	4.250%, 05/15/20 (e)	9,890
1,590	4.625%, 05/15/23 (e)	1,514
11,272	5.750%, 08/01/21 (e)	11,779
1,765	5.875%, 10/01/20 (e)	1,867
6,920	6.000%, 07/15/24 (e)	7,145
4,930	Time, Inc., 5.750%, 04/15/22 (e)	4,733
	Univision Communications, Inc.,
5,000	6.875%, 05/15/19 (e)	5,250
3,000	7.875%, 11/01/20 (e)	3,236
4,900	8.500%, 05/15/21 (e)	5,268
	Videotron Ltd., (Canada),
2,415	5.000%, 07/15/22	2,481
4,088	5.375%, 06/15/24 (e)	4,180
7,759	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	8,062
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,672
3,345	6.000%, 01/15/21 (e)	3,420

		433,798

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	3,316
3,860	6.375%, 10/15/36	2,741
	Neiman Marcus Group Ltd. LLC,
2,865	8.000%, 10/15/21 (e)	3,051
3,495	9.500% (cash), 10/15/21 (e) (v)	3,766
11,668	Sears Holdings Corp., 6.625%, 10/15/18	10,852

		23,726

	Specialty Retail — 0.6%
9,220	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	9,842
3,300	Chinos Intermediate Holdings A, Inc., 8.500%, (cash) 05/01/19 (e) (v)	3,118
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	4,483
17,593	8.875%, 03/15/19	14,866
24,523	9.000%, 03/15/19 (e)	24,768
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,400
5,496	Gymboree Corp. (The), 9.125%, 12/01/18	2,006
2,345	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	2,280
8,565	L Brands, Inc., 6.625%, 04/01/21	9,657
641	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., 8.250% (cash), 08/01/18 (e) (v)	654
800	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	808
1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,598
EUR 4,667	New Look Bondco I plc, (United Kingdom), VAR, 6.334%, 05/14/18 (e)	5,818
9,195	Party City Holdings, Inc., 8.875%, 08/01/20	9,908
1,970	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750%, 08/15/19	2,000
5,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	5,758
9,549	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,373
	Sally Holdings LLC/Sally Capital, Inc.,
3,645	5.500%, 11/01/23	3,827
1,655	5.750%, 06/01/22	1,746
4,070	6.875%, 11/15/19	4,335
17,756	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	18,910

		140,155

	Textiles, Apparel & Luxury Goods — 0.1%
4,885	Hanesbrands, Inc., 6.375%, 12/15/20	5,200
7,236	Polymer Group, Inc., 7.750%, 02/01/19	7,526

		12,726

	Total Consumer Discretionary	1,248,660

	Consumer Staples — 0.8%
	Beverages — 0.0% (g)
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,891
580	3.875%, 11/15/19	591
2,192	4.250%, 05/01/23	2,184
2,000	7.250%, 05/15/17	2,235
4,980	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	5,877

		12,778

	Food & Staples Retailing — 0.1%
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,962
5,840	New Albertsons, Inc., 8.700%, 05/01/30	5,665

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
5,275	Rite Aid Corp., 9.250%, 03/15/20	5,816
8,765	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	9,028

		24,471

	Food Products — 0.5%
3,715	B&G Foods, Inc., 4.625%, 06/01/21	3,576
9,545	Big Heart Pet Brands, 7.625%, 02/15/19	9,348
17,997	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	18,807
6,944	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	7,534
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,116
20,650	H.J. Heinz Co., 4.250%, 10/15/20	20,910
1,005	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22 (e)	992
	JBS USA LLC/JBS USA Finance, Inc.,
7,601	7.250%, 06/01/21 (e)	8,048
2,573	7.250%, 06/01/21 (e)	2,734
3,442	8.250%, 02/01/20 (e)	3,669
1,662	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,729
	Post Holdings, Inc.,
1,705	6.000%, 12/15/22 (e)	1,607
9,255	6.750%, 12/01/21 (e)	9,093
11,330	7.375%, 02/15/22	11,443
	Smithfield Foods, Inc.,
10,147	5.250%, 08/01/18 (e)	10,452
2,548	5.875%, 08/01/21 (e)	2,701
2,107	7.750%, 07/01/17	2,349
2,289	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,386

		121,494

	Household Products — 0.1%
5,908	Armored Autogroup, Inc., 9.250%, 11/01/18	6,011
11,206	Central Garden & Pet Co., 8.250%, 03/01/18	11,094
	Spectrum Brands, Inc.,
2,210	6.375%, 11/15/20	2,337
1,400	6.625%, 11/15/22	1,491
11,340	6.750%, 03/15/20	11,978

		32,911

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,439
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,447
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,518

		13,404

	Total Consumer Staples	205,058

	Energy — 1.9%
	Energy Equipment & Services — 0.2%
10,191	Atwood Oceanics, Inc., 6.500%, 02/01/20	9,376
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	6,619
192	7.750%, 10/15/22	142
1,445	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,315
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	3,204
3,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	4,128
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	2,686
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,300
2,745	PHI, Inc., 5.250%, 03/15/19	2,539
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,418
4,177	Precision Drilling Corp., (Canada), 5.250%, 11/15/24 (e)	3,550
9,549	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	8,403
7,780	SESI LLC, 7.125%, 12/15/21	8,558
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	1,641
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,223

		60,102

	Oil, Gas & Consumable Fuels — 1.7%
	Access Midstream Partners LP/ACMP Finance Corp.,
2,545	4.875%, 05/15/23	2,596
1,865	5.875%, 04/15/21	1,944
6,946	6.125%, 07/15/22	7,363
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	1,215
2,880	7.375%, 11/01/21 (e)	2,326
1,175	Antero Resources Corp., 5.125%, 12/01/22 (e)	1,140
	Antero Resources Finance Corp.,
2,640	5.375%, 11/01/21	2,607
1,415	6.000%, 12/01/20	1,438

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	662
6,525	7.250%, 06/15/21	2,382
1,260	8.000%, 01/15/19 (e)	857
	Athlon Holdings LP/Athlon Finance Corp.,
1,975	6.000%, 05/01/22 (e)	2,138
4,687	7.375%, 04/15/21	5,361
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	1,028
1,118	5.625%, 06/01/24 (e)	1,001
	Berry Petroleum Co. LLC,
9,020	6.375%, 09/15/22	7,757
3,615	6.750%, 11/01/20	3,326
2,735	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	2,762
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,420	7.875%, 04/15/22	3,934
3,995	8.625%, 10/15/20	3,895
11,880	California Resources Corp., 6.000%, 11/15/24 (e)	10,595
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,464
3,460	4.875%, 04/15/22	3,425
7,965	6.125%, 02/15/21	8,622
3,586	6.500%, 08/15/17	3,837
7,301	6.625%, 08/15/20	8,049
1,005	6.875%, 11/15/20	1,126
3,414	7.250%, 12/15/18	3,807
2,075	VAR, 3.481%, 04/15/19	2,060
2,000	Cimarex Energy Co., 4.375%, 06/01/24	1,975
880	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	860
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,220
2,700	9.500%, 06/15/20	2,666
	CONSOL Energy, Inc.,
2,870	5.875%, 04/15/22 (e)	2,863
5,020	6.375%, 03/01/21	5,221
2,425	8.250%, 04/01/20	2,552
	Denbury Resources, Inc.,
3,260	4.625%, 07/15/23	2,738
6,485	5.500%, 05/01/22	6,080
2,169	Diamondback Energy, Inc., 7.625%, 10/01/21	2,256
	Energy XXI Gulf Coast, Inc.,
3,250	6.875%, 03/15/24 (e)	2,437
3,750	7.500%, 12/15/21	2,925
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,580	6.875%, 05/01/19	5,817
3,335	7.750%, 09/01/22	3,402
12,155	9.375%, 05/01/20	13,279
8,660	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,314
NOK 11,000	Exmar Netherlands B.V., (Netherlands), VAR, 6.150%, 07/07/17	1,564
1,050	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,087
	Halcon Resources Corp.,
10,530	8.875%, 05/15/21	8,108
15,175	9.250%, 02/15/22	11,988
2,960	9.750%, 07/15/20	2,265
3,930	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	4,087
8,590	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	7,752
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,408
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,192
1,458	3.050%, 12/01/19	1,466
2,910	5.000%, 02/15/21 (e)	3,106
7,485	7.000%, 06/15/17	8,374
755	7.250%, 06/01/18	873
	Kodiak Oil & Gas Corp., (Canada),
680	5.500%, 01/15/21	685
675	5.500%, 02/01/22	658
6,185	8.125%, 12/01/19	6,649
2,560	Laredo Petroleum, Inc., 5.625%, 01/15/22	2,419
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
2,960	6.625%, 12/01/21 (e)	2,605
4,040	8.000%, 12/01/20	3,818
	Linn Energy LLC/Linn Energy Finance Corp.,
1,930	6.250%, 11/01/19	1,726
10,605	7.750%, 02/01/21	9,438
4,784	8.625%, 04/15/20	4,330
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
3,985	5.500%, 02/15/23	4,085
2,535	6.500%, 08/15/21	2,655

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	MEG Energy Corp., (Canada),
8,962	6.375%, 01/30/23 (e)	7,909
2,460	6.500%, 03/15/21 (e)	2,263
10,398	7.000%, 03/31/24 (e)	9,436
	Memorial Production Partners LP/Memorial Production Finance Corp.,
2,475	6.875%, 08/01/22 (e)	2,104
4,785	7.625%, 05/01/21	4,306
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21	2,212
3,635	10.750%, 10/01/20	3,144
	Newfield Exploration Co.,
2,156	5.625%, 07/01/24	2,280
760	6.875%, 02/01/20	786
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	1,014
8,960	Oasis Petroleum, Inc., 6.875%, 03/15/22	8,422
6,504	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	6,350
	Peabody Energy Corp.,
6,055	6.250%, 11/15/21	5,676
3,345	6.500%, 09/15/20	3,136
2,475	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	2,128
2,918	QR Energy LP/QRE Finance Corp. LLC, 9.250%, 08/01/20	3,345
	Regency Energy Partners LP/Regency Energy Finance Corp.,
2,345	5.000%, 10/01/22	2,298
3,175	5.500%, 04/15/23	3,175
340	5.750%, 09/01/20	350
1,300	5.875%, 03/01/22	1,339
7,678	Rex Energy Corp., 8.875%, 12/01/20	7,601
1,083	Rice Energy, Inc., 6.250%, 05/01/22 (e)	1,040
4,135	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,928
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,444
1,120	RSP Permian, Inc., 6.625%, 10/01/22 (e)	1,089
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,366
2,000	Samson Investment Co., 9.750%, 02/15/20	1,155
3,295	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	2,966
	SandRidge Energy, Inc.,
3,330	7.500%, 03/15/21	2,664
8,050	8.125%, 10/15/22	6,440
2,500	SemGroup Corp., 7.500%, 06/15/21	2,663
	SM Energy Co.,
5,791	5.000%, 01/15/24	5,313
1,430	6.125%, 11/15/22 (e)	1,437
8,484	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,060
1,410	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19 (e)	1,410
2,075	Tesoro Corp., 4.250%, 10/01/17	2,151
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,420	5.500%, 10/15/19 (e)	1,445
6,222	5.875%, 10/01/20	6,315
2,225	6.125%, 10/15/21	2,269
1,225	6.250%, 10/15/22 (e)	1,250
	Ultra Petroleum Corp., (Canada),
5,091	5.750%, 12/15/18 (e)	4,945
6,255	6.125%, 10/01/24 (e)	5,692
4,370	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,173
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	4,531
2,144	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18	2,249
8,890	Whiting Petroleum Corp., 5.750%, 03/15/21	8,979
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	4,224
2,705	WPX Energy, Inc., 5.250%, 09/15/24	2,610

		430,742

	Total Energy	490,844

	Financials — 1.9%
	Banks — 0.4%
2,825	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	3,118
	CIT Group, Inc.,
5,530	3.875%, 02/19/19	5,557
28,261	4.750%, 02/15/15 (e)	28,402
7,694	5.000%, 05/15/17	8,021
12,045	5.250%, 03/15/18	12,695
4,295	5.500%, 02/15/19 (e)	4,553
2,520	6.625%, 04/01/18 (e)	2,747
	Royal Bank of Scotland Group plc, (United Kingdom),
4,000	5.050%, 01/08/15	4,015
1,145	6.100%, 06/10/23	1,246
1,750	6.125%, 12/15/22	1,914

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	5,896
16,150	Reg. S, VAR, 9.500%, 03/16/22	18,496

		96,660

	Capital Markets — 0.2%
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,636
37,066	4.000%, 07/24/15	37,876

		47,512

	Consumer Finance — 0.5%
1,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.750%, 05/15/19 (e)	995
	Ally Financial, Inc.,
3,550	3.250%, 09/29/17	3,541
14,705	3.500%, 01/27/19	14,521
7,270	3.750%, 11/18/19	7,179
7,807	4.625%, 06/26/15	7,924
12,130	4.750%, 09/10/18	12,555
7,530	5.500%, 02/15/17	7,916
31,035	6.250%, 12/01/17	33,557
8,007	7.500%, 09/15/20	9,388
13,800	VAR, 2.911%, 07/18/16	13,927
	General Motors Financial Co., Inc.,
1,330	3.250%, 05/15/18	1,352
1,890	4.250%, 05/15/23	1,932
4,000	4.750%, 08/15/17	4,234
EUR 6,500	GMAC International Finance B.V., (Netherlands), Reg. S, 7.500%, 04/21/15	8,263
10,890	Navient Corp., 5.875%, 10/25/24	10,590

		137,874

	Diversified Financial Services — 0.3%
7,173	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	4,994
	Capmark Financial Group, Inc., Escrow,
90,609	0.000%, 05/10/10 (d) (i)	453
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	8,353
4,420	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	4,343
7,541	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	7,522
19,257	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	20,191
2,158	Igloo Holdings Corp., 9.000% (cash), 12/15/17 (e) (v)	2,169
2,565	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	2,347
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21	3,129
275	7.875%, 10/01/20	265
1,221	9.625%, 05/01/19	1,315
3,120	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	3,206
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,720
	TransUnion Holding Co., Inc.,
2,681	8.875%, 06/15/18	2,782
1,919	10.375% (cash), 06/15/18	1,967

		64,756

	Insurance — 0.2%
GBP 13,250	American International Group, Inc., VAR, 8.625%, 05/22/38 (e)	23,967
1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,698
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,190
5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,837
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,629
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
	Towergate Finance plc, (United Kingdom),
GBP 3,450	8.500%, 02/15/18 (e)	4,688
GBP 5,420	10.500%, 02/15/19 (e)	2,540
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,439

		56,989

	Real Estate Investment Trusts (REITs) — 0.2%
5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,324
	Corrections Corp. of America,
12,018	4.125%, 04/01/20	11,838
1,010	4.625%, 05/01/23	979
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,634
5,960	5.250%, 01/15/23	6,064
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,688
	Geo Group, Inc. (The),
1,610	5.125%, 04/01/23	1,578
4,585	5.875%, 01/15/22	4,734
4,105	6.625%, 02/15/21	4,290

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
4,740	Iron Mountain, Inc., 6.000%, 08/15/23	4,965
6,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	6,737

		52,831

	Real Estate Management & Development — 0.1%
	Kennedy-Wilson, Inc.,
2,332	5.875%, 04/01/24	2,338
1,900	8.750%, 04/01/19	2,031
	Mattamy Group Corp., (Canada),
3,388	6.500%, 11/15/20 (e)	3,405
CAD 3,600	6.875%, 11/15/20 (e)	3,180
	Realogy Group LLC,
3,540	7.625%, 01/15/20 (e)	3,841
4,185	7.875%, 02/15/19 (e)	4,404

		19,199

	Total Financials	475,821

	Health Care — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Alere, Inc.,
3,949	6.500%, 06/15/20	4,048
1,310	7.250%, 07/01/18	1,385
	Biomet, Inc.,
14,000	6.500%, 08/01/20	14,989
6,610	6.500%, 10/01/20	7,000
14,213	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,048
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	8,691
3,165	8.750%, 03/15/18	3,323
1,250	9.875%, 04/15/18	1,318
12,430	Hologic, Inc., 6.250%, 08/01/20	12,873
9,610	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	10,643
2,000	Teleflex, Inc., 6.875%, 06/01/19	2,095

		81,413

	Health Care Providers & Services — 0.9%
	21st Century Oncology, Inc.,
4,005	8.875%, 01/15/17	4,025
3,855	9.875%, 04/15/17	3,643
1,790	Amsurg Corp., 5.625%, 11/30/20	1,839
1,610	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,608
2,885	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	3,051
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	787
3,160	6.625%, 11/01/20	3,310
	Fresenius Medical Care U.S. Finance II, Inc.,
3,595	5.625%, 07/31/19 (e)	3,865
2,670	5.875%, 01/31/22 (e)	2,890
	HCA Holdings, Inc.,
5,910	6.250%, 02/15/21	6,265
21,490	7.750%, 05/15/21	23,048
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,030
4,605	5.000%, 03/15/24	4,663
5,630	5.250%, 04/15/25	5,799
2,816	6.375%, 01/15/15	2,827
8,965	6.500%, 02/15/20	9,917
33,151	7.500%, 02/15/22	37,958
2,225	8.000%, 10/01/18	2,553
	HealthSouth Corp.,
2,740	7.750%, 09/15/22	2,932
3,275	8.125%, 02/15/20	3,430
4,778	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	5,017
	inVentiv Health, Inc.,
7,720	9.000%, 01/15/18 (e)	7,936
1,503	10.000% (cash), 08/15/18 (e) (v)	1,240
842	10.000%, 08/15/18 (e)	699
3,255	10.000% (cash), 08/15/18 (e) (v)	2,995
2,173	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	2,292
	Omnicare, Inc.,
800	4.750%, 12/01/22	812
265	5.000%, 12/01/24	270
2,000	7.750%, 06/01/20	2,135
	Tenet Healthcare Corp.,
510	4.500%, 04/01/21	501
8,730	4.750%, 06/01/20	8,839
2,892	5.000%, 03/01/19 (e)	2,849
12,340	6.000%, 10/01/20	13,127
3,215	6.750%, 02/01/20	3,368
18,846	8.000%, 08/01/20	20,024
9,400	8.125%, 04/01/22	10,504
14,365	United Surgical Partners International, Inc., 9.000%, 04/01/20	15,442

		226,490

	Health Care Technology — 0.1%
9,900	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,172

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — 0.3%
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,258
5,000	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	5,238
4,205	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	4,331
1,190	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	1,252
	Valeant Pharmaceuticals International, Inc., (Canada),
7,231	6.750%, 08/15/18 (e)	7,728
7,485	6.750%, 08/15/21 (e)	7,813
9,875	6.875%, 12/01/18 (e)	10,233
5,735	7.000%, 10/01/20 (e)	6,022
11,440	7.250%, 07/15/22 (e)	12,126
20,214	7.500%, 07/15/21 (e)	21,831

		82,832

	Total Health Care	400,907

	Industrials — 2.4%
	Aerospace & Defense — 0.2%
7,331	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	7,423
2,296	B/E Aerospace, Inc., 6.875%, 10/01/20	2,477
	Bombardier, Inc., (Canada),
3,014	4.750%, 04/15/19 (e)	3,074
6,572	6.125%, 01/15/23 (e)	6,753
3,750	7.500%, 03/15/18 (e)	4,146
4,767	7.750%, 03/15/20 (e)	5,244
11,590	GenCorp, Inc., 7.125%, 03/15/21	12,213
2,405	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	2,444
4,070	KLX, Inc., 5.875%, 12/01/22 (e)	4,141
6,120	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	5,386
2,043	Spirit AeroSystems, Inc., 5.250%, 03/15/22	2,074
5,905	Triumph Group, Inc., 4.875%, 04/01/21	5,875

		61,250

	Air Freight & Logistics — 0.0% (g)
1,930	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	1,872

	Airlines — 0.2%
7,720	Allegiant Travel Co., 5.500%, 07/15/19	7,889
6,929	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	7,344
6,940	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	7,669
7,207	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,053
3,354	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,723
550	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	611
5,235	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,974
3,635	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,699

		44,962

	Building Products — 0.1%
3,005	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	2,554
	Building Materials Corp. of America,
3,170	6.750%, 05/01/21 (e)	3,412
2,825	6.875%, 08/15/18 (e)	2,930
1,868	Griffon Corp., 5.250%, 03/01/22	1,786
8,580	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	9,202
	USG Corp.,
3,565	6.300%, 11/15/16	3,743
172	7.875%, 03/30/20 (e)	186

		23,813

	Commercial Services & Supplies — 0.5%
11,905	ACCO Brands Corp., 6.750%, 04/30/20	12,709
	ADT Corp. (The),
2,375	3.500%, 07/15/22	2,078
1,565	4.125%, 04/15/19	1,559
7,620	4.125%, 06/15/23	6,915
17,025	6.250%, 10/15/21	17,834
5,655	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,839
4,966	Anna Merger Sub, Inc., 7.750%, 10/01/22 (e)	5,090
4,900	Aramark Services, Inc., 5.750%, 03/15/20	5,059
9,320	Casella Waste Systems, Inc., 7.750%, 02/15/19	9,436
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,408
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,592
	Harland Clarke Holdings Corp.,
1,730	6.875%, 03/01/20 (e)	1,756
3,630	9.750%, 08/01/18 (e)	3,880
21,560	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	20,482
1,200	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	1,224
4,712	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	4,641
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,709

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	4,835
	Quebecor World Capital Corp., (Canada),
2,650	0.000%, 08/01/27 (d) (i)	7
2,565	6.125%, 01/15/15 (d) (i)	6
1,050	9.750%, 01/15/15 (d) (i)	3
15,316	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	16,886
720	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	648

		142,596

	Construction & Engineering — 0.1%
	AECOM Technology Corp.,
1,455	5.750%, 10/15/22 (e)	1,524
1,830	5.875%, 10/15/24 (e)	1,935
	Great Lakes Dredge & Dock Corp.,
7,185	7.375%, 02/01/19	7,257
1,010	7.375%, 02/01/19 (e)	1,020
4,307	Tutor Perini Corp., 7.625%, 11/01/18	4,469

		16,205

	Electrical Equipment — 0.1%
1,535	Artesyn Embedded Technologies, Inc., 9.750%, 10/15/20 (e)	1,512
6,116	General Cable Corp., 5.750%, 10/01/22	5,076
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	11,023
	Sensata Technologies B.V., (Netherlands),
1,205	5.625%, 11/01/24 (e)	1,279
10,115	6.500%, 05/15/19 (e)	10,621

		29,511

	Machinery — 0.3%
2,120	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	2,088
9,090	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	9,431
11,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	10,767
2,575	Case New Holland Industrial, Inc., 7.875%, 12/01/17	2,884
3,595	CNH Capital LLC, 6.250%, 11/01/16	3,788
750	CNH Industrial Capital LLC, 3.625%, 04/15/18	746
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	1,985
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,008
1,400	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,484
10,741	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,198
	Oshkosh Corp.,
455	5.375%, 03/01/22	468
1,990	8.500%, 03/01/20	2,094
620	SPX Corp., 6.875%, 09/01/17	681
	Terex Corp.,
8,380	6.000%, 05/15/21	8,506
3,825	6.500%, 04/01/20	4,016

		68,144

	Marine — 0.1%
8,025	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	8,226
3,155	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	3,186
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,492
10,049	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	10,752

		24,656

	Road & Rail — 0.2%
7,469	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	8,011
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,315	4.875%, 11/15/17	2,384
3,455	5.500%, 04/01/23	3,490
2,886	9.750%, 03/15/20	3,160
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,080
7,900	6.750%, 04/15/19	8,157
2,695	7.375%, 01/15/21	2,843
3,890	7.500%, 10/15/18	4,036
4,650	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	4,929
2,250	JCH Parent, Inc., 10.500% (cash), 03/15/19 (e) (v)	2,126
3,050	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	3,103

		49,319

	Trading Companies & Distributors — 0.6%
	Aircastle Ltd., (Bermuda),
2,460	4.625%, 12/15/18	2,503
6,490	6.750%, 04/15/17	6,960
5,260	7.625%, 04/15/20	5,944
4,970	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,280
	HD Supply, Inc.,
8,350	5.250%, 12/15/21 (e)	8,528

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
690	7.500%, 07/15/20	728
11,980	8.125%, 04/15/19	13,016
6,320	11.000%, 04/15/20	7,236
4,030	11.500%, 07/15/20	4,675
1,925	Interline Brands, Inc., 10.000% (cash), 11/15/18 (v)	2,012
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,847
29,330	5.875%, 04/01/19	31,530
8,865	6.250%, 05/15/19	9,685
4,615	8.250%, 12/15/20	5,596
	United Rentals North America, Inc.,
1,650	5.750%, 11/15/24	1,712
14,875	6.125%, 06/15/23	15,730
3,515	7.375%, 05/15/20	3,796
14,342	7.625%, 04/15/22	15,848
12,005	8.250%, 02/01/21	13,056

		159,682

	Total Industrials	622,010

	Information Technology — 2.0%
	Communications Equipment — 0.2%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,052
4,479	6.450%, 03/15/29	4,361
8,138	6.750%, 11/15/20 (e)	8,443
5,380	8.875%, 01/01/20 (e)	5,851
5,550	Aspect Software, Inc., 10.625%, 05/15/17	5,258
	Avaya, Inc.,
8,235	7.000%, 04/01/19 (e)	8,050
4,439	10.500%, 03/01/21 (e)	3,873
	CommScope, Inc.,
1,218	5.000%, 06/15/21 (e)	1,218
1,003	5.500%, 06/15/24 (e)	998
12,271	Goodman Networks, Inc., 12.125%, 07/01/18	13,038
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,055

		58,197

	Electronic Equipment, Instruments & Components — 0.2%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,448
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,460
7,200	5.500%, 09/01/22 (e)	7,263
7,372	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	7,824
2,800	Sanmina Corp., 4.375%, 06/01/19 (e)	2,772
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,087
7,235	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	7,732

		35,586

	Internet Software & Services — 0.0% (g)
3,022	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	3,017
	Equinix, Inc.,
1,600	5.375%, 01/01/22	1,608
1,280	5.750%, 01/01/25	1,290

		5,915

	IT Services — 0.6%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,305
	First Data Corp.,
2,584	6.750%, 11/01/20 (e)	2,752
12,840	7.375%, 06/15/19 (e)	13,514
14,963	8.250%, 01/15/21 (e)	16,011
9,057	8.875%, 08/15/20 (e)	9,736
2,257	10.625%, 06/15/21	2,573
1,427	11.250%, 01/15/21	1,627
8,974	11.750%, 08/15/21	10,387
37,796	12.625%, 01/15/21	44,977
31,697	8.750%, (cash) 01/15/22 (e) (v)	34,075
1,079	First Data Holdings, Inc., 14.500% (PIK), 09/24/19 (e) (v)	1,138
3,028	iGATE Corp., 4.750%, 04/15/19	3,043
3,250	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	3,458
	SunGard Data Systems, Inc.,
5,875	6.625%, 11/01/19	5,992
2,544	7.375%, 11/15/18	2,646
2,410	7.625%, 11/15/20	2,567

		156,801

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
4,407	6.750%, 03/01/19	4,076
3,715	7.750%, 08/01/20	3,460
	Amkor Technology, Inc.,
6,267	6.375%, 10/01/22	6,173
2,840	6.625%, 06/01/21	2,840
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,661
	Freescale Semiconductor, Inc.,
2,541	6.000%, 01/15/22 (e)	2,624
5,755	10.750%, 08/01/20	6,330
6,815	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,236

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
5,759	Micron Technology, Inc., 5.875%, 02/15/22 (e)	6,090
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,695
2,175	3.750%, 06/01/18 (e)	2,186
6,870	5.750%, 02/15/21 (e)	7,265
1,810	5.750%, 03/15/23 (e)	1,923

		55,559

	Software — 0.2%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,707
14,612	Audatex North America, Inc., 6.000%, 06/15/21 (e)	15,160
960	BCP Singapore VI Cayman Financing Co., Ltd., (Cayman Islands), 8.000%, 04/15/21 (e)	982
5,100	Blackboard, Inc., 7.750%, 11/15/19 (e)	5,125
2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,076
7,415	Epicor Software Corp., 8.625%, 05/01/19	7,804
8,153	Infor Software Parent LLC/Infor Software Parent, Inc., 7.875% (cash), 05/01/21 (e) (v)	8,133
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	4,894
5,750	11.500%, 07/15/18	6,339
3,827	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	3,884

		58,104

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
22,500	3.850%, 05/04/43	21,878
111,650	VAR, 0.532%, 05/06/19	111,747
	NCR Corp.,
1,046	5.000%, 07/15/22	1,020
495	5.875%, 12/15/21	505
1,250	6.375%, 12/15/23	1,300

		136,450

	Total Information Technology	506,612

	Materials — 2.4%
	Chemicals — 0.7%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,773
4,115	3.875%, 04/15/18	4,151
14,610	4.750%, 08/15/22	14,683
2,185	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	2,360
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,246
3,540	Celanese US Holdings LLC, 4.625%, 11/15/22	3,549
13,060	Hexion U.S. Finance Corp., 6.625%, 04/15/20	12,635
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
7,430	8.875%, 02/01/18	7,021
2,710	9.000%, 11/15/20	2,209
	Huntsman International LLC,
2,915	4.875%, 11/15/20	2,966
1,447	5.125%, 11/15/22 (e)	1,447
5,730	8.625%, 03/15/21	6,217
	Ineos Finance plc, (United Kingdom),
4,205	7.500%, 05/01/20 (e)	4,415
22,964	8.375%, 02/15/19 (e)	24,514
	INEOS Group Holdings S.A., (Luxembourg),
3,927	5.875%, 02/15/19 (e)	3,819
10,606	6.125%, 08/15/18 (e)	10,435
5,420	LSB Industries, Inc., 7.750%, 08/01/19	5,745
	Momentive Performance Materials, Inc.,
4,000	3.880%, 10/24/21	3,500
4,000	8.875%, 10/15/20 (d) (i)	—
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,719
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,640
5,785	PolyOne Corp., 7.375%, 09/15/20	6,154
	Rain CII Carbon LLC/CII Carbon Corp.,
5,643	8.000%, 12/01/18 (e)	5,812
7,245	8.250%, 01/15/21 (e)	7,462
EUR 1,250	8.500%, 01/15/21 (e)	1,586
4,165	Reichhold Holdings International B.V., 12.000%, 02/27/15 (i)	3,998
9,634	Reichhold Industries, Inc., 11.091%, 05/08/17 (d) (e) (i)	5,299
2,495	Reichhold, Inc., 12.000%, 02/27/15 (i)	2,395
3,760	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	3,610
6,620	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	6,918

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
6,605	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	6,803
4,870	Tronox Finance LLC, 6.375%, 08/15/20	4,992
	W.R. Grace & Co. - Conn,
1,215	5.125%, 10/01/21 (e)	1,261
610	5.625%, 10/01/24 (e)	644

		185,978

	Construction Materials — 0.2%
EUR 2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,791
	Cemex Finance LLC,
18,580	9.375%, 10/12/22 (e)	21,321
3,682	9.660%, 02/14/17 (i)	3,691
	Cemex S.A.B. de C.V., (Mexico),
3,536	0.000%, 02/14/17 (i)	3,465
430	7.250%, 01/15/21 (e)	454
3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,574
4,395	Vulcan Materials Co., 7.500%, 06/15/21	5,153

		40,449

	Containers & Packaging — 0.6%
	Ardagh Packaging Finance plc, (Ireland),
14,290	9.125%, 10/15/20 (e)	15,398
EUR 3,325	9.250%, 10/15/20 (e)	4,426
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,409
378	7.000%, 11/15/20 (e)	384
2,305	9.125%, 10/15/20 (e)	2,472
4,985	VAR, 3.234%, 12/15/19 (e)	4,835
5,400	Berry Plastics Corp., 9.750%, 01/15/21	6,021
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
5,130	5.625%, 12/15/16 (e)	5,143
5,105	6.000%, 06/15/17 (e)	5,092
2,663	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	442
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
7,525	5.750%, 10/15/20	7,741
2,400	6.875%, 02/15/21	2,535
3,510	7.125%, 04/15/19	3,635
10,236	7.875%, 08/15/19	10,901
3,900	8.250%, 02/15/21	4,071
3,700	8.500%, 05/15/18	3,811
32,690	9.000%, 04/15/19	34,079
33,722	9.875%, 08/15/19	36,336
	Sealed Air Corp.,
5,070	6.500%, 12/01/20 (e)	5,577
6,910	8.375%, 09/15/21 (e)	7,774
715	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	783

		164,865

	Metals & Mining — 0.9%
5,095	AK Steel Corp., 8.750%, 12/01/18	5,426
	Alcoa, Inc.,
4,580	5.125%, 10/01/24	4,826
2,969	5.400%, 04/15/21	3,221
3,650	5.720%, 02/23/19	4,037
2,136	5.870%, 02/23/22	2,367
2,560	5.900%, 02/01/27	2,787
2,974	6.150%, 08/15/20	3,364
1,920	6.750%, 01/15/28	2,212
	Aleris International, Inc.,
770	7.625%, 02/15/18	789
4,451	7.875%, 11/01/20	4,562
8,258	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	8,530
	ArcelorMittal, (Luxembourg),
25,300	6.750%, 02/25/22	27,498
5,000	7.500%, 10/15/39	5,175
16,150	10.350%, 06/01/19	19,663
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,833
8,926	Coeur Mining, Inc., 7.875%, 02/01/21	7,007
	Commercial Metals Co.,
7,235	4.875%, 05/15/23	7,018
2,300	7.350%, 08/15/18	2,547
1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	1,037
	First Quantum Minerals Ltd., (Canada),
5,423	6.750%, 02/15/20 (e)	5,206
3,000	7.250%, 10/15/19 (e)	3,008
5,727	7.250%, 05/15/22 (e)	5,587
	FMG Resources August 2006 Pty Ltd., (Australia),
1,524	6.875%, 02/01/18 (e)	1,433
26,685	8.250%, 11/01/19 (e)	24,684
9,635	Hecla Mining Co., 6.875%, 05/01/21	8,985
2,032	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,103
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,757

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	New Gold, Inc., (Canada),
6,315	6.250%, 11/15/22 (e)	6,126
1,862	7.000%, 04/15/20 (e)	1,871
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	2,158
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,656
10,750	8.750%, 12/15/20	11,664
1,325	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	1,444
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,775
	Steel Dynamics, Inc.,
600	5.125%, 10/01/21 (e)	623
3,900	5.250%, 04/15/23	4,046
480	5.500%, 10/01/24 (e)	504
2,560	6.125%, 08/15/19	2,733
2,560	6.375%, 08/15/22	2,752
3,910	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	3,714
3,615	Walter Energy, Inc., 9.500%, 10/15/19 (e)	3,073

		219,801

	Paper & Forest Products — 0.0% (g)
3,180	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,212
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	746
650	8.375%, 06/15/19 (e)	708
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,881

		7,547

	Total Materials	618,640

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.2%
3,113	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	3,188
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,605	5.250%, 03/15/21	2,621
26,186	6.500%, 04/30/21	27,561
9,958	7.000%, 01/15/19	10,369
7,700	7.250%, 10/30/17	8,018
7,374	7.375%, 06/01/20	7,899
	CenturyLink, Inc.,
8,595	Series T, 5.800%, 03/15/22	9,025
10,120	Series W, 6.750%, 12/01/23	11,233
1,900	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,026
3,150	Cogent Communications Holdings, Inc., 8.375%, 02/15/18 (e)	3,307
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,749
53,556	Embarq Corp., 7.995%, 06/01/36	59,581
	Frontier Communications Corp.,
1,350	6.250%, 09/15/21	1,379
1,770	6.875%, 01/15/25	1,779
625	8.500%, 04/15/20	715
2,640	8.750%, 04/15/22	3,036
4,956	9.250%, 07/01/21	5,811
	GCI, Inc.,
5,335	6.750%, 06/01/21	5,362
5,875	8.625%, 11/15/19	6,142
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,905	5.500%, 08/01/23	2,862
11,465	6.625%, 12/15/22	11,952
25,495	7.250%, 10/15/20	27,057
9,535	7.500%, 04/01/21	10,226
	Intelsat Luxembourg S.A., (Luxembourg),
27,165	7.750%, 06/01/21	28,150
16,633	8.125%, 06/01/23	17,381
	Level 3 Communications, Inc.,
4,085	5.750%, 12/01/22 (e)	4,105
6,666	8.875%, 06/01/19	7,133
48,035	11.875%, 02/01/19	51,578
	Level 3 Financing, Inc.,
12,645	6.125%, 01/15/21	13,183
2,839	7.000%, 06/01/20	3,034
10,630	8.125%, 07/01/19	11,321
16,285	8.625%, 07/15/20	17,710
1,500	VAR, 3.826%, 01/15/18	1,508
11,868	PAETEC Holding Corp., 9.875%, 12/01/18	12,521
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,433
5,317	7.750%, 02/15/31	5,423
1,000	Qwest Corp., 7.250%, 09/15/25	1,190
	Sprint Capital Corp.,
3,476	6.900%, 05/01/19	3,589
36,227	8.750%, 03/15/32	38,084
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,079
	tw telecom holdings, Inc.,
2,837	5.375%, 10/01/22	3,213

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
15,084	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	15,800
4,460	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,889
9,602	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,431
	Virgin Media Secured Finance plc, (United Kingdom),
565	5.250%, 01/15/21	583
7,056	5.375%, 04/15/21 (e)	7,277
	Wind Acquisition Finance S.A., (Luxembourg),
4,885	4.750%, 07/15/20 (e)	4,702
395	6.500%, 04/30/20 (e)	409
6,775	7.375%, 04/23/21 (e)	6,521
EUR 1,007	VAR, 5.338%, 04/30/19 (e)	1,256
	Windstream Corp.,
2,640	7.500%, 06/01/22	2,713
9,275	7.500%, 04/01/23	9,437
8,281	7.750%, 10/15/20	8,691
8,650	7.750%, 10/01/21	9,050
1,000	8.125%, 09/01/18	1,044
	Zayo Group LLC/Zayo Capital, Inc.,
3,848	8.125%, 01/01/20	4,108
14,771	10.125%, 07/01/20	16,617

		556,061

	Wireless Telecommunication Services — 0.8%
23,653	NII Capital Corp., 7.625%, 04/01/21 (d)	4,021
	NII International Telecom S.C.A., (Luxembourg),
7,976	7.875%, 08/15/19 (d) (e)	5,783
5,083	11.375%, 08/15/19 (d) (e)	3,736
4,050	SBA Telecommunications, Inc., 5.750%, 07/15/20	4,171
7,651	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	7,632
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	5,291
2,013	7.000%, 03/01/20 (e)	2,216
10,390	7.000%, 08/15/20	10,650
19,971	9.000%, 11/15/18 (e)	23,116
8,760	11.500%, 11/15/21	10,884
	Sprint Corp.,
4,174	7.125%, 06/15/24	4,127
13,917	7.250%, 09/15/21	14,195
34,750	7.875%, 09/15/23	36,401
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,710
5,346	6.250%, 04/01/21	5,480
6,902	6.375%, 03/01/25	7,006
3,099	6.464%, 04/28/19	3,215
1,405	6.500%, 01/15/24	1,437
9,442	6.625%, 11/15/20	9,772
5,309	6.625%, 04/01/23	5,508
8,577	6.633%, 04/28/21	8,834
20,882	6.731%, 04/28/22	21,613
7,785	6.836%, 04/28/23	8,096
4,075	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	4,289

		212,183

	Total Telecommunication Services	768,244

	Utilities — 0.3%
	Electric Utilities — 0.0% (g)
5,400	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22 (e)	5,683
2,565	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	2,546
5,000	Texas Competitive Electric, VAR, 4.710%, 10/01/20	3,988

		12,217

	Gas Utilities — 0.1%
	Sabine Pass Liquefaction LLC,
12,934	5.625%, 04/15/23	13,193
3,615	5.750%, 05/15/24	3,656
7,486	6.250%, 03/15/22	7,935
4,298	Sabine Pass LNG LP, 6.500%, 11/01/20	4,459

		29,243

	Independent Power & Renewable Electricity Producers — 0.2%
	AES Corp.,
945	4.875%, 05/15/23	945
1,764	5.500%, 03/15/24	1,799
2,890	7.375%, 07/01/21	3,309
2,675	8.000%, 06/01/20	3,110
9,375	VAR, 3.234%, 06/01/19	9,328
1,536	Calpine Corp., 7.875%, 01/15/23 (e)	1,701
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d) (i)	2
23,337	7.750%, 06/01/19 (d) (i)	— (h	)
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	— (h	)
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	15,602
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,465

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
1,295	7.875%, 05/15/21	1,402
2,420	8.250%, 09/01/20	2,595

		44,258

	Multi-Utilities — 0.0% (g)
2,695	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/24 (e)	2,850

	Total Utilities	88,568

	Total Corporate Bonds (Cost $5,379,282)	5,425,364

Event-Linked Bonds — 1.3%
11,600	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e)	11,732
2,000	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.865%, 04/07/17 (e)	2,106
6,000	Caelus Re Ltd., (Cayman Islands), VAR, 5.265%, 03/07/16 (e)	6,125
EUR 5,500	Calypso Capital II Ltd., (Ireland), VAR, 2.900%, 01/08/18 (e)	6,957
	Combine Re Ltd., (Cayman Islands),
2,650	VAR, 4.500%, 01/07/15 (e)	2,655
12,650	VAR, 10.010%, 01/07/15 (e)	12,737
4,700	VAR, 17.750%, 01/07/15 (e)	4,766
	Compass Re Ltd., (Bermuda),
12,750	VAR, 9.000%, 01/08/15 (e)	12,838
29,600	VAR, 10.250%, 01/08/15 (e)	29,849
28,235	VAR, 11.250%, 01/08/15 (e)	28,495
7,330	East Lane Re Ltd., (Cayman Islands), VAR, 6.650%, 03/13/15 (e)	7,418
7,250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e)	7,332
	Everglades Re Ltd., (Bermuda),
5,400	VAR, 7.520%, 04/28/17 (e)	5,671
1,100	VAR, 9.450%, 03/28/16 (e)	1,167
8,600	Foundation Re III Ltd., (Cayman Islands), VAR, 5.000%, 02/25/15 (e)	8,659
EUR 10,750	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	13,497
12,200	Ibis Re II Ltd., (Cayman Islands), VAR, 8.350%, 02/05/15 (e)	12,337
	Kilimanjaro Re Ltd., (Bermuda),
2,000	VAR, 3.760%, 11/25/19 (e)	2,000
15,400	VAR, 4.500%, 04/30/18 (e)	15,592
2,250	VAR, 4.750%, 04/30/18 (e)	2,297
1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.250%, 04/06/18 (e)	1,007
1,950	Longpoint Re Ltd., (Cayman Islands), VAR, 6.000%, 06/12/15 (e)	1,991
5,500	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e)	5,685
	MultiCat Mexico Ltd., (Cayman Islands),
2,750	Series 2012-I, Class A, VAR, 7.515%, 12/04/15 (e)	1,476
5,850	Series 2012-I, Class A, VAR, 8.015%, 12/04/15 (e)	5,989
	Mythen Re Ltd., (Cayman Islands),
1,275	Series 12-A, VAR, 8.506%, 05/07/15 (e)	1,310
1,550	Series 12-E, VAR, 8.006%, 05/07/15 (e)	1,589
4,650	Series 2013-1, Class B, VAR, 8.000%, 07/09/15 (e)	4,816
	Nakama Re Ltd., (Bermuda),
8,400	VAR, 2.515%, 04/13/18 (e)	8,496
4,000	VAR, 2.760%, 09/29/16 (e)	4,035
	Pelican Re Ltd., (Cayman Islands),
2,000	VAR, 6.000%, 05/15/17 (e)	2,096
10,110	VAR, 13.750%, 04/13/15 (e)	10,552
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
14,100	VAR, 8.750%, 06/06/15 (e)	14,550
2,500	VAR, 8.900%, 12/06/15 (e)	2,615
9,250	VAR, 12.000%, 06/06/15 (e)	9,689
2,250	Residential Reinsurance 2012 Ltd., (Cayman Islands), VAR, 5.750%, 12/06/16 (e)	2,350
2,000	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.250%, 12/06/17 (e)	2,013
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
1,750	VAR, 12/06/18 (e)	1,749
500	VAR, 3.500%, 06/06/18 (e)	508
	Residential Reinsurance Ltd., (Cayman Islands),
4,400	VAR, 4.500%, 12/06/16 (e)	4,547
4,500	VAR, 8.000%, 06/06/16 (e)	4,826
2,575	Riverfront Re Ltd., (Bermuda), VAR, 4.015%, 01/06/17 (e)	2,590
	Sanders Re Ltd., (Bermuda),
9,300	VAR, 3.000%, 05/25/18 (e)	9,333
8,850	VAR, 3.500%, 05/05/17 (e)	8,932
2,000	VAR, 3.900%, 05/28/19 (e)	2,028
4,000	Skyline Re Ltd., (Bermuda), VAR, 14.010%, 01/23/17 (e)	4,160
8,050	Successor X Ltd., (Cayman Islands), VAR, 11.000%, 01/27/15 (e)	8,161

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Event-Linked Bonds — continued
1,500	Ursa Re Ltd., (Bermuda), VAR, 1.000%, 12/07/17 (e)	1,502

	Total Event-Linked Bonds (Cost $325,132)	322,825

Mortgage Pass-Through Securities — 3.9%
	Federal National Mortgage Association, 30 Year, Single Family,
922,249	TBA, 4.000%, 01/25/44 - 12/25/44	983,707
	Federal National Mortgage Association, Other,
37,132	08/15/31 - 12/29/44	17,339

	Total Mortgage Pass-Through Securities (Cost $986,225)	1,001,046

Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27 (e)	3,416

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,015

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,331

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,767
3,390	Series B, Rev., 5.000%, 03/01/34	3,830

		10,597

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,048

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,210

	Total Municipal Bonds (Cost $35,911)	36,617

Preferred Securities — 0.3% (x)
	Financials — 0.3%
	Banks — 0.3%
	Bank of America Corp.,
10,430	Series V, VAR, 5.125%, 06/17/19	10,091
35,473	Series K, VAR, 8.000%, 01/30/18	37,956
10,816	Series M, VAR, 8.125%, 05/15/18	11,654
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,080
1	Citigroup, Inc., VAR, 5.950%, 01/30/23	1
2	Wachovia Capital Trust III, VAR, 5.570%, 12/29/14	2
2,545	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,812

		64,596

	Capital Markets — 0.0% (g)
8,320	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	8,799

	Total Preferred Securities (Cost $70,885)	73,395

Private Placements — 2.4%
	Commercial Loans — 0.9%
42,000	Doubletree Hotel, VAR, 8.140%, 10/31/14 (i)	42,000
50,000	Ace Hotel, VAR, 8.125%, 03/01/15 (i)	50,000
32,000	Ace Hotel Bowery 09/01/16 (i)	32,000
40,000	Americana Manhasset (The), VAR, 8.210%, 10/01/21 (i)	46,953
23,550	Hotel Waldorf-Astoria Corp. (The), VAR, 7.375%, 06/01/15 (i)	23,585
35,000	Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	36,543

	Total Commercial Loans	231,081

	Residential Loans — 1.5%
37,500	Four Seasons Private Residences, 8.132%, 03/01/16 (i)	37,500
200,000	385 First Avenue LLC, VAR, 5.647%, 10/01/17 (i)	200,000
65,000	138 50th Street Funding LLC, VAR, 7.635%, 09/01/15 (i)	65,000

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Private Placements — continued
		Residential Loans — continued
30,000		1255 22nd Street Northwest LLC, VAR, 6.605%, 02/01/17 (i)	30,000
50,000		East 12th Street Mortgage Pass-Through Trust, VAR, 7.627%, 01/01/16 (i)	50,000

		Total Residential Loans	382,500

		Total Private Placements (Cost $605,050)	613,581

U.S. Treasury Obligations — 2.9%
277,762		U.S. Treasury Bond, 3.125%, 08/15/44	289,089
449,472		U.S. Treasury Note, 2.375%, 08/15/24	456,706

		Total U.S. Treasury Obligations (Cost $720,952)	745,795

SHARES
Investment Companies — 0.1%
323		Advent Claymore Convertible Securities & Income Fund II	2,125
349		Invesco Senior Income Trust	1,613
619		Nuveen Credit Strategies Income Fund	5,445
452		Voya Prime Rate Trust	2,417

		Total Investment Companies (Cost $6,591)	11,600

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	471
— (h	)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	390

			861

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	556

		Total Consumer Discretionary	1,417

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a) (i)	889

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e) (i)	967

		Total Financials	1,856

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	128

		Materials — 0.1%
		Chemicals — 0.0% (g)
— (h	)	LyondellBasell Industries N.V., Class A	15

		Construction Materials — 0.0% (g)
131		U.S. Concrete, Inc. (a)	3,697

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
180		New Holdco (a) (i)	16,201

		Total Materials	19,913

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
100		Globalstar, Inc. (a)	281

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
150		Dynegy, Inc. (a)	4,972

		Total Common Stocks (Cost $48,058)	28,567

Preferred Stocks — 0.1%
		Financials — 0.1%
		Banks — 0.0% (g)
32		Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 12/31/14 ($25 par value) @	788
21		Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 12/29/14 ($25 par value) @	530

			1,318

		Consumer Finance — 0.0% (g)
1		Ally Financial, Inc., Series G, 7.000%, 12/29/14 ($1,000 par value) (e) @	1,175
156		GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($ 25 par value)	4,114

			5,289

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.351%, 12/29/14 ($1,000 par value) @	23,846

		Total Financials	30,453

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
5		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,306

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A (i)	—

	Total Preferred Stocks (Cost $35,658)	35,759

PRINCIPAL AMOUNT
Loan Assignments — 3.5%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
3,293	Visteon Corp., Delayed Draw Term Loan B1, VAR, 3.500%, 04/09/21 ^	3,252

	Automobiles — 0.1%
15,291	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	15,211
8,109	Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	8,053

		23,264

	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	2,010
5,272	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	5,423
4,043	Hilton Worldwide Finance LLC, Term Loan, VAR, 3.500%, 10/26/20	4,006
3,229	Landry’s, Inc., Term B Loan, VAR, 4.000%, 04/24/18	3,221

		14,660

	Household Durables — 0.0% (g)
2,935	PolarPark, Inc., Term Loan, VAR, 4.500%, 06/07/20	2,920
1,527	Waddington Ltd./WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	1,519

		4,439

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.479%, 01/30/17	2,276

	Leisure Products — 0.1%
3,000	Delta 2 Sarl, 1st Lien Term Loan, VAR, 4.750%, 07/30/21	2,976
5,700	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	5,648
1,691	Steinway Musical, Term Loan, VAR, 4.750%, 09/19/19	1,693

		10,317

	Media — 0.5%
2,977	AMC Entertainment, Inc., Initial Term Loan, VAR, 3.500%, 04/30/20	2,949
4,975	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	4,974
5,368	Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20	5,277
3,773	Entercom Radio LLC, Term Loan B-2, VAR, 4.000%, 11/23/18	3,768
35,935	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19	33,764
7,542	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19	7,224
7,666	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/02/21	7,698
7,055	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	7,064
1,411	MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18	1,399
948	NEP/NCP Holdco, Inc., 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	945
3,641	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	2,633
5,006	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	4,994
1,872	Sinclair Television Group, Inc., Tranche B Term Loan, VAR, 3.000%, 04/09/20	1,831
4,611	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	4,588
880	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	866
25,854	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	25,587
13,605	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	13,457
13,738	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	17
3,539	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	3,457

		132,492

	Multiline Retail — 0.2%
2,141	Hudson’s Bay Co., New 1st Lien Term Loan, VAR, 5.561%, 11/04/20	2,145
41,475	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	40,663
14,107	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	14,011

		56,819

	Specialty Retail — 0.1%
3,416	Academy, Ltd., 2012 Initial Term Loan, VAR, 4.500%, 08/03/18	3,408
2,170	Gymboree Corp. (The), 1st Lien New Term Loan, VAR, 5.000%, 02/23/18	1,324

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Specialty Retail — continued
698	Hillman Group, Inc. (The), Term Loan B, VAR, 4.500%, 06/30/21	699
26,077	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	24,762
3,598	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	3,583

		33,776

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,754	Polymer Group, Inc., Initial Term Loan, VAR, 5.250%, 12/19/19	4,757

	Total Consumer Discretionary	286,052

	Consumer Staples — 0.5%
	Food & Staples Retailing — 0.2%
625	Albertsons LLC, Term Loan B4, VAR, 4.500%, 08/25/21 ^	627
4,144	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	4,138
3,325	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	3,353
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,155
28,391	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	28,241

		50,514

	Food Products — 0.2%
6,318	Diamond Foods, Inc., 1st Lien Term Loan, VAR, 4.250%, 08/20/18	6,270
11,540	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	11,485
13,430	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	13,418
6,743	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	6,743
4,883	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	4,983
11,723	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	11,551
3,968	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,910

		58,360

	Household Products — 0.1%
6,894	Herff Jones, Inc., Term Loan B, VAR, 5.500%, 06/25/19	6,869
8,751	Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	8,717

		15,586

	Total Consumer Staples	124,460

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
4,765	American Energy - Marcellus 1st Lien Term Loan, VAR, 5.250%, 08/04/20	4,507
11,870	Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21	10,920
2,602	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	2,472
16,216	Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21	14,621
3,631	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	3,386

		35,906

	Oil, Gas & Consumable Fuels — 0.2%
1,250	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	1,261
11,650	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	10,548
10,283	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	9,990
6,018	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	6,026
4,950	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,795
4,667	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	4,278

		36,898

	Total Energy	72,804

	Financials — 0.2%
	Consumer Finance — 0.1%
10,712	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	10,368

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	1,040
11,636	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,510
7,373	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	7,039
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,357

		20,946

	Insurance — 0.0% (g)
6,047	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20	5,978
3,908	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20	3,875

		9,853

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Real Estate Management & Development — 0.0% (g)
5,459	CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20	5,450
305	Realogy Group LLC, Extended Term Loan, VAR, 0.002%, 10/10/16	298

		5,748

	Total Financials	46,915

	Health Care — 0.4%
	Biotechnology — 0.0% (g)
4,299	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	4,293

	Health Care Equipment & Supplies — 0.1%
1,320	Biomet, Inc., Term Loan B2, VAR, 3.655%, 07/25/17	1,317
4,699	Kinetic Concepts, Inc., Term Loan E1, VAR, 4.000%, 05/04/18	4,674
2,842	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19	2,843
10,279	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21	10,177

		19,011

	Health Care Providers & Services — 0.2%
9,826	Accellent, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 03/12/21	9,711
3,215	Accellent, Inc., 2nd Lien Term Loan, VAR, 7.500%, 03/11/22	3,116
5,832	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	5,764
3,108	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	3,099
2,104	HCA, Inc., Term Loan B4, VAR, 2.983%, 05/01/18	2,096
9,693	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	9,705
7,632	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	7,598

		41,089

	Life Sciences Tools & Services — 0.0% (g)
3,000	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	2,991

	Pharmaceuticals — 0.1%
1,426	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	1,424
596	Ceva Logistics Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	563
20,000	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.156%, 02/27/21	19,806
10,550	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19	10,394
4,808	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	4,754

		36,941

	Total Health Care	104,325

	Industrials — 0.3%
	Air Freight & Logistics — 0.0% (g)
75	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	71
432	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	408
412	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	389

		868

	Airlines — 0.1%
12,767	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	12,599

	Building Products — 0.1%
8,923	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	8,774
5,409	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	5,396

		14,170

	Commercial Services & Supplies — 0.0% (g)
249	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	245
64	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20	63
1,881	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	1,878
2,567	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	2,573
1,167	Packers Holdings LLC, 1st Lien Term Loan B, VAR, 11/25/21 ^	1,170

		5,929

	Electrical Equipment — 0.0% (g)
4,426	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	4,402

	Industrial Conglomerates — 0.0% (g)
1,977	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	1,977
6,649	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,552

		8,529

	Machinery — 0.0% (g)
1,500	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/30/21 ^	1,490

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Machinery — continued
5,553	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	5,504
3,435	Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20	3,410
2,110	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	2,115

		12,519

	Marine — 0.0% (g)
3,390	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	3,305

	Road & Rail — 0.0% (g)
1,215	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,207

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 06/30/17	11,766
5,160	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	5,141
4,756	Interline Brands, Inc., 1st Lien Term Loan, VAR, 4.000%, 03/17/21	4,665

		21,572

	Total Industrials	85,100

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
6,312	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17	6,127
1,931	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	1,920

		8,047

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,186	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,127
6,094	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	6,095

		10,222

	Internet Software & Services — 0.1%
2,681	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	2,675
10,249	SkillSoft Corp., 1st Lien Term Loan, VAR, 5.750%, 04/28/21	10,134
6,715	SkillSoft Corp., 2nd Lien Term Loan, VAR, 9.250%, 04/28/22	6,396

		19,205

	IT Services — 0.1%
11,800	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	11,645
3,300	First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	3,254

		14,899

	Semiconductors & Semiconductor Equipment — 0.1%
10,563	Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21	10,490
4,181	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	4,144
4,688	On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18	4,570

		19,204

	Software — 0.0% (g)
1,997	Emdeon, Inc., 2013 Term Loan B-2, VAR, 3.750%, 11/02/18	1,985
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,330

		6,315

	Total Information Technology	77,892

	Materials — 0.1%
	Chemicals — 0.1%
4,184	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	4,124
4,002	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19 ^	3,997

		8,121

	Construction Materials — 0.0% (g)
2,847	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,858
4,678	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	4,637

		7,495

	Containers & Packaging — 0.0% (g)
2,000	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,987
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), 2nd Lien Term Loan, VAR, 8.250%, 07/31/22	4,761

		6,748

	Metals & Mining — 0.0% (g)
4,090	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	4,062
3,300	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	3,242

		7,304

	Total Materials	29,668

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,773	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,782
3,990	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	3,970
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/21/20	4,240
5,127	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	5,087

		17,079

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	5,584

	Total Telecommunication Services	22,663

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	6,013
12,344	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,282
30,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17	21,871
13,700	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.650%, 10/10/16	9,851

		50,017

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,872	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,852

	Total Utilities	51,869

	Total Loan Assignments (Cost $925,552)	901,748

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
209	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost 2)	—

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
1	Eurodollar, Expiring 09/19/16, at $97.75, American Style	313
11	Eurodollar, Expiring 12/14/15, at $98.75, American Style	1,848

	Total Put Option Purchased (Cost $6,020)	2,161

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
68,699	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r)	433

	Total Options Purchased (Cost $9,819)	2,594

PRINCIPAL AMOUNT
Short-Term Investments — 60.3%
	U.S. Treasury Obligations — 0.7%
102,360	U.S. Treasury Bill, 0.029%, 03/12/15 (k) (n)	102,354

58,730	U.S. Treasury Bills, 0.037%, 01/08/15 (k) (n)	58,729

	Total U.S. Treasury Obligations	161,083

SHARES
	Investment Company — 59.6%
15,260,978	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) †	15,260,978

	Total Short-Term Investments (Cost $15,422,058)	15,422,061

	Total Investments — 103.6% (Cost $26,422,927)	26,509,995
	Liabilities in Excess of Other Assets — (3.6)%	(914,454)

	NET ASSETS — 100.0%	$25,595,541

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitments

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(211,963)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 01/25/44	(213,652)
(425,510)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 12/25/44	(430,098)
(4,342)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 12/25/44	(4,719)
(67,210)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/44	(74,519)

	(Proceeds received of $714,469)	(722,988)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
181	U.S. Long Bond	03/20/15	25,815	164
6,878	90 Day Eurodollar	03/14/16	1,702,735	2,147
5,634	3 Month Euro Euribor	03/13/17	1,747,721	4,716
2	90 Day Eurodollar	03/13/17	491	(1)
2	90 Day Eurodollar	06/19/17	490	(1)
4,194	90 Day Eurodollar	12/18/17	1,024,070	5,285
	Short Futures Outstanding
(1,293)	90 Day Eurodollar	03/16/15	(322,426)	(825)
(841)	10 Year U.S. Treasury Note	03/20/15	(106,846)	(768)
(111)	U.S. Long Bond	03/20/15	(15,831)	(266)
(138)	U.S. Ultra Bond	03/20/15	(22,192)	(514)
(12,875)	2 Year U.S. Treasury Note	03/31/15	(2,821,436)	(3,246)
(1,293)	5 Year U.S. Treasury Note	03/31/15	(154,503)	(876)
(1,380)	90 Day Eurodollar	06/15/15	(343,758)	(417)
(1,924)	90 Day Eurodollar	09/14/15	(478,451)	(935)
(2,538)	90 Day Eurodollar	12/14/15	(629,741)	119
(1,067)	90 Day Eurodollar	03/14/16	(264,149)	(42)
(8,269)	90 Day Eurodollar	06/13/16	(2,042,236)	264
(35)	90 Day Eurodollar	09/19/16	(8,624)	(23)
(174)	90 Day Eurodollar	12/19/16	(42,776)	(159)
(7,154)	90 Day Eurodollar	03/13/17	(1,755,324)	(1,179)
(5,634)	3 Month Euro Euribor	06/19/17	(1,747,108)	(5,507)
(4,194)	90 Day Eurodollar	12/17/18	(1,020,191)	(4,203)

				(6,267)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,970	AUD	Royal Bank of Canada	04/28/15	7,571	7,552	(19)
8,970	AUD	Union Bank of Switzerland AG	04/28/15	7,716	7,552	(164)
8,990	AUD	Westpac Banking Corp.	04/28/15	7,667	7,569	(98)

15,180	CAD	Royal Bank of Canada	12/19/14	13,813	13,270	(543)
15,076	CAD	Union Bank of Switzerland AG	12/19/14	13,652	13,179	(473)

35,061	CHF	Goldman Sachs International	03/10/15	36,985	36,329	(656)
42,029	CHF	Union Bank of Switzerland AG	03/10/15	44,536	43,549	(987)

5,090	EUR	Barclays Bank plc	01/14/15	6,459	6,331	(128)
4,061	EUR	Citibank, N.A.	01/14/15	5,150	5,051	(99)
1,582	EUR	Deutsche Bank AG	01/14/15	2,019	1,968	(51)
8,815	EUR	Union Bank of Switzerland AG	01/14/15	11,238	10,963	(275)
48,252	EUR	Goldman Sachs International	03/18/15	61,352	60,047	(1,305)
48,839	EUR	Merrill Lynch International	03/18/15	62,310	60,777	(1,533)
27,980	EUR	Union Bank of Switzerland AG	03/18/15	35,997	34,819	(1,178)
35,240	EUR	Deutsche Bank AG	03/19/15	44,971	43,854	(1,117)

20,990	GBP	TD Bank Financial Group	12/02/14	34,800	32,786	(2,014)
3,403	GBP	Societe Generale	12/22/14	5,333	5,315	(18)
11,210	GBP	Goldman Sachs International	03/19/15	18,117	17,496	(621)
8,186	GBP	Merrill Lynch International	03/19/15	13,321	12,776	(545)
8,185	GBP	Union Bank of Switzerland AG	03/19/15	13,089	12,775	(314)

3,620,160	JPY	Barclays Bank plc	12/02/14	34,449	30,495	(3,954)

245,220	MXN	Union Bank of Switzerland AG	03/12/15	17,855	17,521	(334)

8,970	NZD	Deutsche Bank AG	04/28/15	6,882	6,936	54
8,970	NZD	Union Bank of Switzerland AG	04/28/15	6,819	6,936	117
8,990	NZD	Westpac Banking Corp.	04/28/15	6,966	6,951	(15)

				519,067	502,797	(16,270)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,990	AUD	Goldman Sachs International	04/28/15	7,774	7,569	205
17,940	AUD	Westpac Banking Corp.	04/28/15	15,551	15,103	448

30,256	CAD	HSBC Bank, N.A.	12/19/14	27,513	26,448	1,065
3,364	CAD	BNP Paribas	12/22/14	2,967	2,940	27

13,995	CHF	Credit Suisse International	03/10/15	15,044	14,501	543
63,095	CHF	Union Bank of Switzerland AG	03/10/15	66,595	65,376	1,219

23,068	EUR	Deutsche Bank AG	12/22/14	28,948	28,688	260
36,071	EUR	Union Bank of Switzerland AG	01/14/15	45,268	44,865	403
96,911	EUR	BNP Paribas	03/18/15	124,959	120,601	4,358
35,915	EUR	Goldman Sachs International	03/18/15	45,536	44,694	842
14,366	EUR	Morgan Stanley	03/18/15	17,952	17,878	74
42,526	EUR	Union Bank of Switzerland AG	03/18/15	53,497	52,922	575
14,250	EUR	Goldman Sachs International	03/19/15	18,141	17,733	408
10,495	EUR	Merrill Lynch International	03/19/15	13,378	13,060	318
10,495	EUR	Union Bank of Switzerland AG	03/19/15	13,166	13,061	105

20,990	GBP	Barclays Bank plc	12/02/14	34,215	32,787	1,428
25,676	GBP	Union Bank of Switzerland AG	12/22/14	40,075	40,100	(25)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
27,581	GBP	Deutsche Bank AG	03/19/15	44,006	43,046	960

3,620,160	JPY	TD Bank Financial Group	12/02/14	34,855	30,495	4,360
9,011,490	JPY	Morgan Stanley	05/18/15	77,586	76,057	1,529

19,668,010	KRW	Union Bank of Switzerland AG ††	03/12/15	17,880	17,597	283

28,770	NZD	Union Bank of Switzerland AG	12/15/14	22,182	22,538	(356)
8,990	NZD	Goldman Sachs International	04/28/15	6,997	6,951	46
17,940	NZD	Westpac Banking Corp.	04/28/15	13,827	13,872	(45)

50,281	SGD	Union Bank of Switzerland AG	02/24/15	39,438	38,538	900
21,549	SGD	Westpac Banking Corp.	02/24/15	16,568	16,516	52

				843,918	823,936	19,982

††	Non-deliverable forward.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.015	2,325	(233)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175	3,570	(441)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175	4,166	(514)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175	5,993	(740)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.175	722	(76)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.175	3,520	(372)	397
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/19	0.773	211,450	(2,736)	2,198
PulteGroup, Inc., Co., 7.875%, 06/15/32	5.000% quarterly	09/20/19	1.408	2,520	(439)	426
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/19	0.817	211,840	(2,292)	2,482
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	3,600	(260)	265
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	2,170	318	(308)
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	4,940	723	(428)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/19	1.658	35,200	1,040	(1,284)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/19	1.620	105,570	2,929	(4,437)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/19	1.591	7,050	186	(365)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	12/20/19	0.634	14,100	(279)	147
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	3,610	(260)	198
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	7,050	1,032	(625)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.584	4,840	114	(212)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	12/20/19	1.531	3,000	71	(90)
First Data Corp., 12.630%, 01/15/21	5.000% quarterly	09/20/17	1.490	6,944	(737)	726
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	09/20/19	1.279	3,800	42	(59)
MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.685	7,200	(322)	315
Goldman Sachs International:
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	3,610	(260)	198
Morgan Stanley Capital Services:
AK Steel Corp., 7.625%, 05/15/20	5.000% quarterly	12/20/19	6.965	3,540	246	(119)
AK Steel Corp., 7.625%, 05/15/20	5.000% quarterly	12/20/19	6.965	3,540	246	(119)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	12/20/19	1.531	140,730	3,314	(2,912)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/19	2.547	3,600	253	(174)
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	3,600	(260)	265

					293	(1,529)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,970	1,250	(1,308)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,542	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,399	(3,973)
CDX.EM.22-V1	1.000% quarterly	12/20/19	2.719	120,680	9,200	(9,082)
CMBX.NA.AA.3	0.270% monthly	12/13/49	38.352	14,100	8,123	(7,999)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	81.978	6,900	1,644	(5,853)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	81.978	10,550	2,514	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,600	1,184	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,400	(3,404)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	89.903	6,900	1,514	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.434	5,700	12	(1,097)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	38.352	7,050	4,062	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	6.042	17,150	1,389	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.779	17,100	42	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	64	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	374	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	514	(3,595)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.434	17,700	38	(1,105)

					39,265	(68,603)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.23-V1	5.000% quarterly	12/20/19	3.336	10,000	(830)	731
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.607	710,160	(14,860)	12,295
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.583	EUR 540,510	(15,210)	12,784

					(30,900)	25,810

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
D.R. Horton, Inc., 3.625%, 02/15/18	1.000% quarterly	09/20/19	1.383	3,000	(47)	84
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.266	1,410	(19)	154
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.614	2,010	135	186
Citibank, N.A.:
International Lease Finance Corp., 8.250%, 12/15/20	5.000% quarterly	09/20/19	2.059	5,000	693	(769)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.809	1,400	31	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.809	6,830	153	255
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	3,510	(120)	301
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	4,190	(143)	119
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.614	2,000	134	206
Deutsche Bank AG, New York:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.809	6,900	155	327
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	7,050	(469)	950
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	1,430	(49)	44
Goldman Sachs International:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.266	3,530	(48)	181
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	4,960	(330)	495
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	7,090	(471)	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	11.512	3,540	(324)	621
Union Bank of Switzerland AG:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.614	3,450	232	268

					(487)	4,109

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	67.242	14,100	(8,002)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(586)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(2,077)	6,192
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(2,095)	6,080
CMBX.NA.AJ.4	0.960% monthly	02/17/51	9.197	17,400	(3,327)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	67.242	7,050	(4,001)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.872	17,100	(579)	5,595

					(20,667)	41,786

Centrally Cleared Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.071	17,690	1,545	(1,105)
iTraxx Europe 22.1*	5.000% quarterly	12/20/19	3.206	EUR 431,230	47,940	(37,129)

					49,485	(38,234)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(225)
Bank of America	0.888% semi-annually	3 month LIBOR quarterly	12/21/17	18,900	47
Bank of America	0.866% semi-annually	3 month LIBOR quarterly	12/27/17	15,200	53
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	143
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	343

					361

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456 semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(458)
1.558 semi-annually	3 month LIBOR quarterly	07/05/18	13,400	(221)
1.541 semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(451)
1.803 semi-annually	3 month LIBOR quarterly	11/10/19	592,963	(6,028)
3.979 semi-annually	3 month LIBOR quarterly	04/17/24	30,000	(1,306)
2.663 semi-annually	3 month LIBOR quarterly	09/25/24	234,029	(9,059)
2.655 semi-annually	3 month LIBOR quarterly	09/30/24	195,015	(7,329)
3.082 semi-annually	3 month LIBOR quarterly	11/05/44	174,747	(8,186)
3.080 semi-annually	3 month LIBOR quarterly	11/05/44	87,374	(4,039)
3 month LIBOR quarterly	3.070% semi-annually	11/10/44	139,571	6,117

				(30,960)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	24,380	14
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	24,380	14
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	234
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	112
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	68815	194
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88515	250
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	0.198% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	24410	76
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43920	124

					1,018

OPTION WRITTEN

Put Option Written

(Amounts in thousands, except number of Options contracts)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/14	9,568	$(60)

(Premiums received of $1,876.)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
†	—	Approximately $3,090 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,428
Aggregate gross unrealized depreciation	(235,360)

Net unrealized appreciation/depreciation	$87,068

Federal income tax cost of investments	26,422,927

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of November 30, 2014, the total market value of matrix-priced securities represents 2.6% of the Fund’s net assets.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$471	$—	$946		$1,417
Financials	—	—	1,856		1,856
Industrials	—	—	128		128
Materials	3,712	—	16,201		19,913
Telecommunication Services	281	—	—		281
Utilities	4,972	—	—		4,972

Total Common Stocks	9,436	—	19,131		28,567

Preferred Stocks
Financials	5,432	25,021	—		30,453
Industrials	—	5,306	—		5,306
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	5,432	30,327	—	(a)	35,759

Debt Securities
Asset-Backed Securities	—	—	570,754		570,754
Collateralized Mortgage Obligations
Agency CMO	—	550,258	—		550,258
Non-Agency CMO	—	519,706	183,066		702,772

Total Collateralized Mortgage Obligations	—	1,069,964	183,066		1,253,030

Commercial Mortgage-Backed Securities	—	—	54,838		54,838
Convertible Bonds
Consumer Discretionary	—	5,753	—	(a)	5,753
Energy	—	1,722	—		1,722
Utilities	—	—	2,946		2,946

Total Convertible Bonds	—	7,475	2,946		10,421

Corporate Bonds
Consumer Discretionary	—	1,247,157	1,503		1,248,660
Consumer Staples	—	205,058	—		205,058
Energy	—	490,844	—		490,844
Financials	—	475,368	453		475,821
Health Care	—	400,907	—		400,907
Industrials	—	584,921	37,089		622,010
Information Technology	—	506,612	—		506,612
Materials	—	599,350	19,290		618,640
Telecommunication Services	—	768,244	—		768,244
Utilities	—	88,566	2		88,568

Total Corporate Bonds	—	5,367,027	58,337		5,425,364

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Event-Linked Bonds	$—	$318,665	$4,160		$322,825
Mortgage Pass-Through Securities	—	983,707	17,339		1,001,046
Municipal Bonds	—	36,617	—		36,617
Preferred Securities
Financials	—	73,395	—		73,395

Private Placements — Commercial Loans	—	—	231,081		231,081
Private Placements — Residential Loans	—	—	382,500		382,500
U.S. Treasury Obligations	—	745,795	—		745,795
Investment Companies	11,600	—	—		11,600
Loan Assignments
Consumer Discretionary	—	286,035	17		286,052
Consumer Staples	—	124,460	—		124,460
Energy	—	72,804	—		72,804
Financials	—	46,915	—		46,915
Health Care	—	104,325	—		104,325
Industrials	—	85,100	—		85,100
Information Technology	—	77,892	—		77,892
Materials	—	29,668	—		29,668
Telecommunication Services	—	22,663	—		22,663
Utilities	—	51,869	—		51,869

Total Loan Assignments	—	901,731	17		901,748

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	433	—		433
Put Option Purchased	2,161	—	—		2,161

Total Options Purchased	2,161	433	—		2,594

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Industrials	—	—	—	(a)	— (a)

Total Warrants	—	—	—	(a)	— (a)

Short-Term Investments
Investment Company	15,260,978	—	—		15,260,978
U.S. Treasury Obligations	—	161,083	—		161,083

Total Investments in Securities	$15,289,607	$9,696,219	$1,524,169		$26,509,995

Liabilities
Debt Securities
TBA Short Commitments	$—	$(722,988)	$—		$(722,988)
Options Written
Put Option Written	(60)	—	—		(60)

Total Liabilities	$(60)	$(722,988)	$—		$(723,048)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$20,579	$—		$20,579
Futures Contracts	12,695	—	—		12,695
Swaps	—	45,773	—		45,773

Total Appreciation in Other Financial Instruments	$12,695	$66,352	$—		$79,047

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(16,867)	$—		$(16,867)
Futures Contracts	(18,962)	—	—		(18,962)
Swaps	—	(75,026)	—		(75,026)

Total Depreciation in Other Financial Instruments	$(18,962)	$(91,893)	$—		$(110,855)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities	$361,197		$1,768	$(5,129)	$3,280	$272,045	$(62,407)	$—	$—	$570,754
Collateralized Mortgage Obligations-Agency CMO	19,406		804	(3,056)	(615)	—	(8,909)	—	(7,630)	—
Collateralized Mortgage Obligations-Non-Agency CMO	66,322		(1,026)	(9,164)	(136)	165,495	(38,425)	—	—	183,066
Commercial Mortgage-Backed Securities	8,275		—	(537)	75	55,228	(8,203)	—	—	54,838
Common Stocks-Consumer Discretionary	1,023		—	(77)	—	—	—	—	—	946
Common Stocks-Financials	1,889		—	(33)	—	—	—	—	—	1,856
Common Stocks-Industrials	236		—	(108)	—	—	—	—	—	128
Common Stocks-Information Technology	—	(a)	—	—	—	—	—	—	—	—
Common Stocks-Materials	15,121		—	1,080	—	—	—	—	—	16,201
Convertible Bonds-Consumer Discretionary	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Convertible Bonds-Financials	3,867		504	(2,110)	—	176	(2,437)	—	—	—
Convertible Bonds-Utilities	—		—	1,665	—	1,281	—	—	—	2,946
Corporate Bonds-Consumer Discretionary	1,554		—	—	—	9	(60)	—	—	1,503
Corporate Bonds-Financials	453		—	—	—	—	—	—	—	453
Corporate Bonds-Industrials	66,663		2,407	(3,680)	235	—	(28,536)	—	—	37,089
Corporate Bonds-Materials	13,828		—	(2,310)	1,525	12,242	(5,995)	—	—	19,290
Corporate Bonds-Utilities	235		16	(233)	—	—	(16)	—	—	2
Event-Linked Bonds	3,996		—	164	—	—	—	—	—	4,160
Loan Assignments-Consumer Discretionary	2,592		209	(236)	(20)	10,309	(12,837)	—	—	17
Mortgage Pass-Through Securities	—		—	—	—	17,339	—	—	—	17,339
Preferred Stocks-Information Technology	—	(a)	—	—	—	—	—	—	—	—
Preferred Stocks-Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Private Placements-Commercial Loans	233,112		—	(787)	—	32,000	(33,244)	—	—	231,081
Private Placements-Residential Loans	160,108		—	—	—	237,500	(15,108)	—	—	382,500
Warrants-Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants-Industrials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)

	$959,877		$4,682	$(24,551)	$4,344	$803,624	$(216,177)	$—	$(7,630)	$1,524,169

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(27,924,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$128	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	0	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	128

	0	Market Comparable Companies (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	0

	1,944	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
			Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	1,944

	613,581	Discounted Cash Flow	Discount Rate	0.00% - 8.21% (6.70%)

Private Placements	613,581

	540,625	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.15%)
			Constant Default Rate	0.00% - 18.00% (9.01%)
			Yield (Discount Rate of Cash Flows)	(0.87)% - 8.00% (4.14%)

Asset-Backed Securities	540,625

	169,183	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 10.00% (7.91%)
			Constant Default Rate	0.00% - 13.46% (0.84%)
			Yield (Discount Rate of Cash Flows)	2.77% - 5.63% (4.55%)

Collateralized Mortgage Obligations	169,183

	14,478	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.19% (N/A)

Commercial Mortgage-Backed Securities	14,478

Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	1,339,939

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $184,230,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(2). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
28	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $27)	5

Municipal Bonds — 79.1% (t)
	Alabama — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	255

	Other Revenue — 0.3%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	263

	Total Alabama	518

	Alaska — 1.8%
	Housing — 0.1%
170	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	181

	Other Revenue — 0.7%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	367
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	316
120	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	120

		803

	Utility — 1.0%
1,000	Municipality of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/41 (w)	1,119

	Total Alaska	2,103

	Arizona — 1.7%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	337
15	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	15

		352

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	111

	Other Revenue — 0.6%
545	Phoenix City Civic Improvement Corp., Junior Lien, Series C, Rev., 5.000%, 07/01/24	625

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	250

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	613

	Total Arizona	1,951

	Arkansas — 0.1%
	Housing — 0.1%
60	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	63

	California — 4.3%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	110

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	410
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	54
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	238

		702

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	108

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.9%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23 (w)	703
	Los Angeles Department of Water & Power, Water System,
1,000	Series B, Rev., 5.000%, 07/01/43	1,121
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	379

		2,203

	Prerefunded — 0.8%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	512
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	230
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15 (p)	135

		877

	Utility — 0.8%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	281
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	283
290	Subseries A-1, Rev., 5.250%, 07/01/38	324

		888

	Total California	4,898

	Colorado — 1.3%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	347

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	534

	Housing — 0.0% (g)
35	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	36

	Other Revenue — 0.5%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	379
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	136

		515

	Total Colorado	1,432

	Connecticut — 1.6%
	Education — 1.6%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	544
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,078
200	Series A, Rev., 5.250%, 11/15/24	233

	Total Connecticut	1,855

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Senior Single Family Mortgage,
490	Series A-1, Rev., AMT, 4.900%, 07/01/29	519
50	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	51

	Total Delaware	570

	District of Columbia — 1.1%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	215

	Other Revenue — 0.6%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	111
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	234
	District of Columbia, Ballpark,
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	251
115	Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	121

		717

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	116

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	226

		342

	Total District of Columbia	1,274

	Florida — 9.3%
	Certificate of Participation/Lease — 0.2%
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC, FGIC, 5.000%, 05/01/23	219

	General Obligation — 1.2%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,143
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	228

		1,371

	Housing — 0.9%
135	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	146
370	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	378
500	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	536

		1,060

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	564

	Other Revenue — 5.8%
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	115
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	513
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	224
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	214
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	560
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	549
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	602
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	970
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	171
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	321
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	673
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,136
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	550

		6,598

	Transportation — 0.5%
500	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	566

	Utility — 0.2%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	240

	Total Florida	10,618

	Georgia — 2.4%
	Housing — 0.6%
	Georgia Housing & Finance Authority, Non Single Family,
135	Series B, Rev., 4.000%, 12/01/29	144
500	Subseries A-1, Rev., 4.000%, 06/01/44	547

		691

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	505

	Other Revenue — 0.7%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	295
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	337
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	215

		847

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	538

	Utility — 0.1%
120	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	121

	Total Georgia	2,702

	Guam — 0.2%
	Water & Sewer — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	225

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	117

	Idaho — 0.8%
	General Obligation — 0.8%
750	City of Nampa, GO, 5.000%, 08/01/21	890

	Illinois — 3.5%
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	147
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	62
410	Series C, GO, 5.250%, 12/01/32	517
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	175

		901

	Housing — 0.1%
80	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	85

	Other Revenue — 1.1%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	316
500	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	537
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	107
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	207
130	Rev., 5.250%, 06/01/21	154

		1,321

	Transportation — 0.7%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	227
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	223
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	318

		768

	Water & Sewer — 0.8%
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	548
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	188
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	210

		946

	Total Illinois	4,021

	Indiana — 1.7%
	Housing — 0.1%
110	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	119

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.6%
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	76
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	275
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	166
265	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	270
100	Indiana Health Facility Financing Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	108
65	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	69
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	292
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	585

		1,841

	Total Indiana	1,960

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
45	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	48

	Kansas — 0.3%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	222

	Housing — 0.1%
140	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	145

	Total Kansas	367

	Kentucky — 0.3%
	Housing — 0.1%
55	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	58

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	254

	Total Kentucky	312

	Louisiana — 1.3%
	Housing — 0.3%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	70
90	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	92
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
85	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	87
25	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	25

		311

	Other Revenue — 0.5%
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	361
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	259

		620

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	142

	Utility — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	466

	Total Louisiana	1,539

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maine — 0.7%
	Other Revenue — 0.7%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	352
390	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	425

	Total Maine	777

	Maryland — 0.5%
	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	465

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	111

	Total Maryland	576

	Massachusetts — 5.8%
	Education — 1.1%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	427
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	718
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	109

		1,254

	Housing — 1.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
420	Series 160, Rev., AMT, 3.750%, 06/01/34	430
1,000	Series 169, Rev., 4.000%, 12/01/44	1,094

		1,524

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	150

	Other Revenue — 0.5%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	559

	Transportation — 1.6%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	389
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	566
770	Series A, Rev., AMT, 5.000%, 07/01/37	853

		1,808

	Water & Sewer — 1.2%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	639
100	Series B, Rev., AGM, 5.250%, 08/01/32	128
500	Series D, Rev., 5.000%, 08/01/44 (w)	573

		1,340

	Total Massachusetts	6,635

	Michigan — 2.2%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/22 (w)	563

	General Obligation — 0.5%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	50
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	558

		608

	Other Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	226

	Transportation — 0.6%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	463
150	Series D, Rev., 5.000%, 12/01/18	171

		634

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	500

	Total Michigan	2,531

	Minnesota — 2.1%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	213

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 1.6%
52	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	53
125	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	132
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	109
300	Rev., 5.250%, 08/01/26	346
	Minnesota Housing Finance Agency, Residential Housing Finance,
615	Series A, Rev., 4.000%, 07/01/38	673
470	Series B, Rev., 4.000%, 01/01/38	515

		1,828

	Other Revenue — 0.3%
255	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	272
55	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	58

		330

	Total Minnesota	2,371

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	198
100	Series A, Rev., 5.250%, 01/01/34	126

	Total Mississippi	324

	Missouri — 1.2%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	289

	Housing — 0.4%
200	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	220
190	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	206

		426

	Other Revenue — 0.1%
145	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	154

	Prerefunded — 0.0% (g)
20	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 12/19/14 (p)	20

	Transportation — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	482

	Total Missouri	1,371

	Montana — 0.6%
	Housing — 0.3%
370	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	380

	Other Revenue — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	233

	Prerefunded — 0.0% (g)
5	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/14 (p)	5

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108

	Total Montana	726

	Nebraska — 0.6%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	371

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
285	GO, 5.250%, 04/01/27	365

	Total Nebraska	736

	Nevada — 0.1%
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	52
	Other Revenue — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	98

	Total Nevada	150

	New Hampshire — 0.5%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	257
100	Rev., NATL-RE, 5.500%, 06/01/27	129

		386

	Housing — 0.2%
85	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	90
95	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	101

		191

	Total New Hampshire	577

	New Jersey — 2.4%
	Education — 1.4%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	282
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	523
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	570
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	216

		1,591

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	521

	Other Revenue — 0.2%
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	217

	Special Tax — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	457

	Total New Jersey	2,786

	New Mexico — 0.7%
	Housing — 0.3%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
130	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	142
120	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	127
10	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	11

		280

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	431
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	58

		489

	Total New Mexico	769

	New York — 5.9%
	Education — 0.2%
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	276

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	595

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	527

	Other Revenue — 2.1%
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	201
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	407
390	Series B, Rev., 5.500%, 10/15/30	513
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	400
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21 (w)	376
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	464

		2,361

	Special Tax — 0.8%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	351
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	561

		912

	Water & Sewer — 1.8%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	288
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	281
440	Rev., 5.375%, 06/15/43	513
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	441
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	576

		2,099

	Total New York	6,770

	North Carolina — 0.1%
	Housing — 0.1%
60	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	62

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
215	Series A, Rev., 3.750%, 07/01/42	233
250	Series A, Rev., 4.000%, 07/01/34	273

		506

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	214

	Total North Dakota	720

	Ohio — 3.7%
	Education — 0.1%
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	155

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	230
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	58

		288

	Housing — 0.6%
5	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	5
345	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	355

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Ohio Housing Finance Agency, Single Family Mortgage,
165	Series 1, Rev., GNMA/FNMA, 5.000%, 11/01/28	176
130	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	141

		677

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	193
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	300

		493

	Other Revenue — 2.2%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	307
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 05/15/22 (w)	433
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	101
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/01/23	528
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	590
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	500

		2,459

	Utility — 0.1%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	113

	Total Ohio	4,185

	Oklahoma — 0.2%
	Other Revenue — 0.2%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	253

	Oregon — 1.1%
	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	210
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	27
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	125

		362

	Other Revenue — 0.6%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	367
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	219
100	Series B, Rev., AMT, 5.000%, 07/01/30	108

		694

	Transportation — 0.2%
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	248

	Total Oregon	1,304

	Pennsylvania — 3.5%
	Industrial Development Revenue/Pollution Control Revenue — 1.1%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	509
750	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	756

		1,265

	Other Revenue — 2.4%
	Allegheny County Airport Authority, Pittsburgh International Airport,
305	Series A-1, Rev., 5.000%, 01/01/26	341
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	579
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	186
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	676

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
255	Series 112, Rev., 5.000%, 04/01/28	273
425	Series 96-B, Rev., 3.950%, 10/01/16	447
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	282

		2,784

	Total Pennsylvania	4,049

	Puerto Rico — 0.1%
	Prerefunded — 0.0% (g)
10	Puerto Rico Highways and Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	10

	Transportation — 0.1%
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
20	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	20
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

		45

	Total Puerto Rico	55

	Rhode Island — 0.3%
	Other Revenue — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	285

	South Carolina — 0.5%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	610

	South Dakota — 0.2%
	Housing — 0.2%
165	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	176

	Tennessee — 1.2%
	Housing — 0.4%
	Tennessee Housing Development Agency, Homeownership Program,
280	Series 1A, Rev., AMT, 4.500%, 01/01/38	300
150	Series A, Rev., AMT, 4.500%, 07/01/31	161

		461

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137

	Utility — 0.7%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	426
275	Series A, Rev., 5.250%, 09/01/23	323

		749

	Total Tennessee	1,347

	Texas — 5.0%
	Education — 0.7%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	114
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	181
395	Series B, Rev., 5.250%, 07/01/30	515

		810

	General Obligation — 1.7%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	111
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	295
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	90
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	255
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,168

		1,919

	Housing — 0.2%
155	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	167
75	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	79

		246

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.5%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	109
1,000	Rev., 5.000%, 02/01/23	1,110
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	506

		1,725

	Other Revenue — 0.3%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	165
145	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	167

		332

	Prerefunded — 0.2%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	21
130	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	159

		180

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	485

	Total Texas	5,697

	Utah — 1.0%
	Special Tax — 0.5%
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	50
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	579

		629

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	562

	Total Utah	1,191

	Vermont — 0.7%
	Housing — 0.7%
	Vermont Housing Finance Agency, Multiple Purpose,
500	Series B, Rev., 4.000%, 11/01/44	545
165	Series B, Rev., AMT, 4.125%, 11/01/42	174
90	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	90

	Total Vermont	809

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	254

	Other Revenue — 0.5%
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	575

	Prerefunded — 0.0% (g)
15	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

	Total Virginia	847

	Washington — 2.2%
	General Obligation — 0.1%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	185

	Hospital — 0.5%
500	Washington State Housing Finance Commission, Single Family, Series 2A-R, Rev., AMT, GNMA/FNMA, 3.500%, 06/01/44 (w)	532

	Housing — 0.2%
175	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	187

	Other Revenue — 1.0%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,136

	Utility — 0.4%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	173

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Utility –– continued
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	341

			514

		Total Washington	2,554

		Wisconsin — 1.1%
		Other Revenue — 0.8%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	391
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	573

			964

		Transportation — 0.3%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	287

		Total Wisconsin	1,251

		Wyoming — 0.5%
		Housing — 0.1%
130		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	131

		Other Revenue — 0.4%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	408

		Total Wyoming	539

		Total Municipal Bonds (Cost $86,979)	90,496

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $– (h))	—
Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 16.2%
		Consumer Discretionary — 5.3%
		Automobiles — 0.3%
299		Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	296

		Distributors — 0.0% (g)
29		VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.406%, 04/03/17	29

		Diversified Consumer Services — 0.2%
245		Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19	244

		Hotels, Restaurants & Leisure — 0.7%
247		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	247
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	50
120		Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	124
149		Scientific Games International, Inc., Term Loan, VAR, 4.940%, 10/18/20	146
148		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	146
129		Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	128

			841

		Household Durables — 0.1%
62		PolarPark, Inc., Term Loan, VAR, 4.500%, 06/07/20	62
57		Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	57
32		Waddington Ltd./WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	32

			151

		Internet & Catalog Retail — 0.1%
144		Leonardo Acquisition Corp., 1st Lien Term Loan, VAR, 4.250%, 01/29/21	142

		Media — 2.0%
249		Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	249
268		Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/02/21	269
51		NEP/NCP Holdco Inc., New Term Loan B, VAR, 4.250%, 01/22/20	50
268		Numericable Group S.A., Term Loan B1, VAR, 4.500%, 05/21/20	268
232		Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20	232

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
72	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16 ^	72
461	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	459
20	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	20
55	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	55
588	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	574

		2,248

	Multiline Retail — 0.6%
494	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	484
207	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	206

		690

	Specialty Retail — 0.7%
293	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	278
499	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19 ^	494

		772

	Textiles, Apparel & Luxury Goods — 0.6%
290	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	288
172	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	165
200	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	195

		648

	Total Consumer Discretionary	6,061

	Consumer Staples — 1.7%
	Food & Staples Retailing — 1.5%
500	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	498
142	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	141
722	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21 ^	722
89	Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20	88
248	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	247

		1,696

	Food Products — 0.2%
114	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	117
65	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	64

		181

	Personal Products — 0.0% (g)
39	Prestige Brands, Inc., Term Loan B1, VAR, 4.125%, 01/31/19	39

	Total Consumer Staples	1,916

	Energy — 0.5%
	Energy Equipment & Services — 0.0% (g)
82	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	76

	Oil, Gas & Consumable Fuels — 0.5%
16	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	17
125	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	123
100	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	92
90	Southcross Energy Partners LP, 1st Lien Term Loan B, VAR, 5.250%, 08/04/21	90
219	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21	214

		536

	Total Energy	612

	Financials — 0.1%
	Diversified Financial Services — 0.1%
149	ROC Finance LLC, 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	142

	Real Estate Management & Development — 0.0% (g)
3	Realogy Group LLC, Extended Term Loan, VAR, 0.002%, 10/10/16	2

	Total Financials	144

	Health Care — 1.5%
	Biotechnology — 0.2%
85	Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21	85
108	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	108

		193

	Health Care Equipment & Supplies — 0.1%
147	Kinetic Concepts, Inc., USD Term Loan E1, VAR, 4.000%, 05/04/18	146

	Health Care Providers & Services — 0.9%
130	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	128

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Health Care Providers & Services — continued
50	Amsurg Corp., Initial Term Loan B, VAR, 3.754%, 07/16/21	50
97	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	97
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	475
338	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	337

		1,087

	Life Sciences Tools & Services — 0.3%
70	INC Research Holdings, Inc., 2014 Term Loan B, VAR, 4.750%, 11/12/21 ^	70
265	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	265

		335

	Total Health Care	1,761

	Industrials — 2.6%
	Aerospace & Defense — 0.2%
147	Consolidated Precision Products Corp., 1st Lien Term Loan B, VAR, 4.750%, 12/28/19	147
47	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	47

		194

	Airlines — 0.2%
4	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	4
96	Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19	96
149	U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	146

		246

	Building Products — 0.1%
147	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	147

	Commercial Services & Supplies — 0.3%
104	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	104
146	Packers Holdings LLC, 1st Lien Term Loan B, VAR, 11/25/21 ^	147
141	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	142

		393

	Electrical Equipment — 0.1%
62	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	61

	Industrial Conglomerates — 0.2%
72	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	72
216	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	213

		285

	Machinery — 0.4%
230	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/30/21	228
147	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	146
96	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	97

		471

	Marine — 0.2%
204	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	189

	Professional Services — 0.3%
294	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	292

	Trading Companies & Distributors — 0.6%
315	Delos Finance SARL, Term Loan B, VAR, 3.500%, 03/06/21	314
248	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	246
100	SunSource Holdings, Inc., Term Loan, VAR, 4.753%, 02/12/21	99

		659

	Total Industrials	2,937

	Information Technology — 1.4%
	Communications Equipment — 0.1%
95	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17	92
49	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	49

		141

	IT Services — 0.7%
610	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	602
46	First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	45
80	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21	79

		726

	Semiconductors & Semiconductor Equipment — 0.5%
397	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	397

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
148	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	146

		543

	Software — 0.1%
147	Emdeon, Inc., 2013 Term Loan B-2, VAR, 3.750%, 11/02/18	146

	Total Information Technology	1,556

	Materials — 0.9%
	Chemicals — 0.5%
42	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	41
224	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21	224
206	OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	206
148	Tronox Ltd., New Term Loan B, VAR, 4.000%, 03/19/20	147

		618

	Containers & Packaging — 0.2%
169	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	168
70	Devix Topco S.A., 1st Lien Term Loan, VAR, 4.250%, 05/03/21	70
24	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		261

	Metals & Mining — 0.1%
98	Novelis, Inc., New Term Loan B, VAR, 3.750%, 03/10/17	98

	Paper & Forest Products — 0.1%
98	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	97

	Total Materials	1,074

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
248	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	249
150	Level 3 Financing, Inc., 2019 Term Loan B3, VAR, 4.000%, 08/01/19	149

		398

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	108

	Total Telecommunication Services	506

	Utilities — 1.7%
	Electric Utilities — 1.6%
494	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B1, VAR, 3.000%, 05/03/20	482
1,048	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	1,049
130	Southeast PowerGen, LLC, 1st Lien Term Loan B, VAR, 4.750%, 11/06/21 ^	131
182	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16 (d)	183

		1,845

	Independent Power & Renewable Electricity Producers — 0.1%
99	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	99

	Total Utilities	1,944

	Total Loan Assignments (Cost $18,599)	18,511

SHARES
Short-Term Investment — 4.9%
	Investment Company — 4.9%
5,626	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $5,626 )	5,626

	Total Investments — 100.2% (Cost $111,241)	114,638
	Liabilities in Excess of Other Assets — (0.2)%	(249)

	NET ASSETS — 100.0%	$114,389

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,650
Aggregate gross unrealized depreciation	(253)

Net unrealized appreciation/depreciation	$3,397

Federal income tax cost of investments	$111,241

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	255	—	255
Other Revenue	—	263	—	263

Total Alabama	—	518	—	518

Alaska
Housing	—	181	—	181
Other Revenue	—	803	—	803
Utility	—	1,119	—	1,119

Total Alaska	—	2,103	—	2,103

Arizona
Education	—	352	—	352
Hospital	—	111	—	111
Other Revenue	—	625	—	625
Utility	—	250	—	250
Water & Sewer	—	613	—	613

Total Arizona	—	1,951	—	1,951

Arkansas
Housing	—	63	—	63
California
Education	—	110	—	110
General Obligation	—	702	—	702
Hospital	—	108	—	108
Housing	—	10	—	10
Other Revenue	—	2,203	—	2,203
Prerefunded	—	877	—	877
Utility	—	888	—	888

Total California	—	4,898	—	4,898

Colorado
Certificate of Participation/Lease	—	347	—	347
General Obligation	—	534	—	534
Housing	—	36	—	36
Other Revenue	—	515	—	515

Total Colorado	—	1,432	—	1,432

Connecticut
Education	—	1,855	—	1,855
Delaware
Housing	—	570	—	570

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
District of Columbia
Education	$—	$215	$—	$215
Other Revenue	—	717	—	717
Transportation	—	342	—	342

Total District of Columbia	—	1,274	—	1,274

Florida
Certificate of Participation/Lease	—	219	—	219
General Obligation	—	1,371	—	1,371
Housing	—	1,060	—	1,060
Industrial Development Revenue/Pollution Control Revenue	—	564	—	564
Other Revenue	—	6,598	—	6,598
Transportation	—	566	—	566
Utility	—	240	—	240

Total Florida	—	10,618	—	10,618

Georgia
Housing	—	691	—	691
Industrial Development Revenue/Pollution Control Revenue	—	505	—	505
Other Revenue	—	847	—	847
Transportation	—	538	—	538
Utility	—	121	—	121

Total Georgia	—	2,702	—	2,702

Guam
Water & Sewer	—	225	—	225
Hawaii
General Obligation	—	117	—	117
Idaho
General Obligation	—	890	—	890
Illinois
General Obligation	—	901	—	901
Housing	—	85	—	85
Other Revenue	—	1,321	—	1,321
Transportation	—	768	—	768
Water & Sewer	—	946	—	946

Total Illinois	—	4,021	—	4,021

Indiana
Housing	—	119	—	119
Other Revenue	—	1,841	—	1,841

Total Indiana	—	1,960	—	1,960

Iowa
Housing	—	48	—	48
Kansas
Hospital	—	222	—	222
Housing	—	145	—	145

Total Kansas	—	367	—	367

Kentucky
Housing	—	58	—	58
Industrial Development Revenue/Pollution Control Revenue	—	254	—	254

Total Kentucky	—	312	—	312

Louisiana
Housing	—	311	—	311
Other Revenue	—	620	—	620
Transportation	—	142	—	142
Utility	—	466	—	466

Total Louisiana	—	1,539	—	1,539

Maine
Other Revenue	—	777	—	777

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maryland
Special Tax	$—	$465	$—	$465
Transportation	—	111	—	111

Total Maryland	—	576	—	576

Massachusetts
Education	—	1,254	—	1,254
Housing	—	1,524	—	1,524
Industrial Development Revenue/Pollution Control Revenue	—	150	—	150
Other Revenue	—	559	—	559
Transportation	—	1,808	—	1,808
Water & Sewer	—	1,340	—	1,340

Total Massachusetts	—	6,635	—	6,635

Michigan
Education	—	563	—	563
General Obligation	—	608	—	608
Other Revenue	—	226	—	226
Transportation	—	634	—	634
Water & Sewer	—	500	—	500

Total Michigan	—	2,531	—	2,531

Minnesota
Hospital	—	213	—	213
Housing	—	1,828	—	1,828
Other Revenue	—	330	—	330

Total Minnesota	—	2,371	—	2,371

Mississippi
Other Revenue	—	324	—	324
Missouri
General Obligation	—	289	—	289
Housing	—	426	—	426
Other Revenue	—	154	—	154
Prerefunded	—	20	—	20
Transportation	—	482	—	482

Total Missouri	—	1,371	—	1,371

Montana
Housing	—	380	—	380
Other Revenue	—	233	—	233
Prerefunded	—	5	—	5
Transportation	—	108	—	108

Total Montana	—	726	—	726

Nebraska
General Obligation	—	736	—	736
Nevada
Certificate of Participation/Lease	—	98	—	98
General Obligation	—	52	—	52

Total Nevada	—	150	—	150

New Hampshire
Education	—	386	—	386
Housing	—	191	—	191

Total New Hampshire	—	577	—	577

New Jersey
Education	—	1,591	—	1,591
Industrial Development Revenue/Pollution Control Revenue	—	521	—	521
Other Revenue	—	217	—	217
Special Tax	—	457	—	457

Total New Jersey	—	2,786	—	2,786

New Mexico
Housing	—	280	—	280
Other Revenue	—	489	—	489

Total New Mexico	—	769	—	769

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Education	$—	$276	$—	$276
General Obligation	—	595	—	595
Industrial Development Revenue/Pollution Control Revenue	—	527	—	527
Other Revenue	—	2,361	—	2,361
Special Tax	—	912	—	912
Water & Sewer	—	2,099	—	2,099

Total New York	—	6,770	—	6,770

North Carolina
Housing	—	62	—	62
North Dakota
Housing	—	506	—	506
Industrial Development Revenue/Pollution Control Revenue	—	214	—	214

Total North Dakota	—	720	—	720

Ohio
Education	—	155	—	155
General Obligation	—	288	—	288
Housing	—	677	—	677
Industrial Development Revenue/Pollution Control Revenue	—	493	—	493
Other Revenue	—	2,459	—	2,459
Utility	—	113	—	113

Total Ohio	—	4,185	—	4,185

Oklahoma
Other Revenue	—	253	—	253
Oregon
General Obligation	—	362	—	362
Other Revenue	—	694	—	694
Transportation	—	248	—	248

Total Oregon	—	1,304	—	1,304

Pennsylvania
Industrial Development Revenue/Pollution Control Revenue	—	1,265	—	1,265
Other Revenue	—	2,784	—	2,784

Total Pennsylvania	—	4,049	—	4,049

Puerto Rico
Prerefunded	—	10	—	10
Transportation	—	45	—	45

Total Puerto Rico	—	55	—	55

Rhode Island
Other Revenue	—	285	—	285
South Carolina
Education	—	610	—	610
South Dakota
Housing	—	176	—	176
Tennessee
Housing	—	461	—	461
Other Revenue	—	137	—	137
Utility	—	749	—	749

Total Tennessee	—	1,347	—	1,347

Texas
Education	—	810	—	810
General Obligation	—	1,919	—	1,919
Housing	—	246	—	246

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Industrial Development Revenue/Pollution Control Revenue	$—	$1,725	$—		$1,725
Other Revenue	—	332	—		332
Prerefunded	—	180	—		180
Water & Sewer	—	485	—		485

Total Texas	—	5,697	—		5,697

Utah
Certificate of Participation/Lease	—	579	—		579
Special Tax	—	50	—		50
Utility	—	562	—		562

Total Utah	—	1,191	—		1,191

Vermont
Housing	—	809	—		809
Virginia
Industrial Development Revenue/Pollution Control Revenue	—	254	—		254
Other Revenue	—	575	—		575
Prerefunded	—	18	—		18

Total Virginia	—	847	—		847

Washington
General Obligation	—	185	—		185
Hospital	—	532	—		532
Housing	—	187	—		187
Other Revenue	—	1,136	—		1,136
Utility	—	514	—		514

Total Washington	—	2,554	—		2,554

Wisconsin
Other Revenue	—	964	—		964
Transportation	—	287	—		287

Total Wisconsin	—	1,251	—		1,251

Wyoming
Housing	—	131	—		131
Other Revenue	—	408	—		408

Total Wyoming	—	539	—		539

Total Municipal Bonds	—	90,496	—		90,496

Preferred Stocks
Multi-State	—	—	—	(a)	—	(a)
Common Stocks
Multi-State	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	6,061	—		6,061
Consumer Staples	—	1,916	—		1,916
Energy	—	612	—		612
Financials	—	144	—		144
Health Care	—	1,761	—		1,761
Industrials	—	2,937	—		2,937
Information Technology	—	1,556	—		1,556
Materials	—	1,074	—		1,074
Telecommunication Services	—	506	—		506
Utilities	—	1,944	—		1,944

Total Loan Assignments	—	18,511	—		18,511

Short-Term Investment
Investment Company	5,626	—	—		5,626

Total Investments in Securities	$5,626	$109,007	$5		$114,638

(a)	Value is zero.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.6%
157	ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC3, Class A2B, VAR, 0.265%, 12/25/36	70
	Ameriquest Mortgage Securities Trust,
285	Series 2006-M3, Class A2B, VAR, 0.255%, 10/25/36	124
466	Series 2006-M3, Class A2C, VAR, 0.315%, 10/25/36	203
178	Series 2006-M3, Class A2D, VAR, 0.395%, 10/25/36	78
395	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.275%, 10/25/36	235
288	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37	276
110	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36	82
138	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	136
95	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	54
393	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.295%, 12/25/36	241
	Fremont Home Loan Trust,
600	Series 2006-B, Class 2A3, VAR, 0.315%, 08/25/36	256
217	Series 2006-C, Class 2A2, VAR, 0.305%, 10/25/36	106
	GSAA Home Equity Trust,
177	Series 2007-5, Class 1AV1, VAR, 0.255%, 03/25/47	93
154	Series 2007-5, Class 2A1A, VAR, 0.275%, 04/25/47	119
	GSAMP Trust,
134	Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	63
206	Series 2007-NC1, Class A2C, VAR, 0.305%, 12/25/46	118
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	260
	Home Equity Mortgage Loan Asset-Backed Trust,
368	Series 2006-C, Class 2A, VAR, 0.285%, 08/25/36	297
240	Series 2006-D, Class 2A3, VAR, 0.315%, 11/25/36	150
418	Series 2006-E, Class 2A3, VAR, 0.325%, 04/25/37	270
519	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.305%, 04/25/36	232
	Merrill Lynch Mortgage Investors Trust,
250	Series 2006-FF1, Class M3, VAR, 0.465%, 08/25/36	223
196	Series 2007-HE3, Class A1, VAR, 0.225%, 04/25/47	110
392	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.330%, 06/25/37	346
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	338
269	Series 2006-2, Class A2B, VAR, 0.315%, 08/25/36	203
414	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.345%, 04/25/37	344
199	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	185
	NovaStar Mortgage Funding Trust,
118	Series 2006-4, Class A2D, VAR, 0.405%, 09/25/36	69
864	Series 2007-1, Class A2C, VAR, 0.335%, 03/25/37	449
370	Option One Mortgage Loan Trust, Asset Backed Certificates, Series 2005-5, Class M1, VAR, 0.545%, 12/25/35	320
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.765%, 07/25/35	223
156	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	145
106	Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B, VAR, 0.295%, 01/25/37	76
283	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.335%, 02/25/36	186
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	229
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	103
388	Series 2006-3, Class A5, VAR, 0.305%, 06/25/36	330

	Total Asset-Backed Securities (Cost $7,356)	7,342

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 1.2%
	Agency CMO — 0.0% (g)
	Federal Home Loan Mortgage Corp. REMIC,
340	Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	59
330	Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	58

		117

	Non-Agency CMO — 1.2%
215	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.817%, 09/25/35	190
206	Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	167
66	Banc of America Funding Trust, Series 2006-D, Class 5A2, VAR, 4.896%, 05/20/36	61
246	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	227
209	Citigroup Mortgage Loan Trust, Series 2014-10, Class 3A1, SUB, 0.351%, 07/25/36 (e)	191
75	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	69
469	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.427%, 06/27/37 (e)	472
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
750	Series 2014-DN1, Class M2, VAR, 2.355%, 02/25/24	738
500	Series 2014-DN2, Class M2, VAR, 1.805%, 04/25/24	479
500	Series 2014-DN2, Class M3, VAR, 3.755%, 04/25/24	460
250	Series 2014-DN3, Class M2, VAR, 2.555%, 08/25/24	248
750	Series 2014-DN3, Class M3, VAR, 4.155%, 08/25/24	710
440	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C03, Class 1M2, VAR, 3.155%, 07/25/24	396
84	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	77
82	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	69
78	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	71
	LSTAR Securities Investment Trust,
247	Series 2014-1, Class NOTE, VAR, 3.257%, 09/01/21 (e)	247
260	Series 2014-2, Class A, VAR, 2.153%, 12/01/21 (e)	255
117	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.325%, 12/25/46	111
69	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.285%, 09/26/36 (e)	65
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.605%, 10/25/35	108

		5,411

	Total Collateralized Mortgage Obligations (Cost $5,734)	5,528

Commercial Mortgage-Backed Security — 0.1%
250	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e) (Cost $251 )	251

Corporate Bonds — 1.9%
	Consumer Discretionary — 0.3%
	Auto Components — 0.0% (g)
124	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19 (m)	125

	Diversified Consumer Services — 0.0% (g)
130	ServiceMaster Co. LLC (The), 8.000%, 02/15/20 (m)	138

	Hotels, Restaurants & Leisure — 0.1%
130	MGM Resorts International, 6.625%, 07/15/15 (m)	133
100	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	108

		241

	Media — 0.2%
190	AMC Networks, Inc., 7.750%, 07/15/21 (m)	207
131	CCOH Safari LLC, 5.750%, 12/01/24 (m)	132
70	CSC Holdings LLC, 7.875%, 02/15/18 (m)	79
70	DISH DBS Corp., 5.875%, 11/15/24 (e) (m)	71
140	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e) (m)	154
60	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e) (m)	64

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
130	Regal Entertainment Group, 5.750%, 06/15/23 (m)	123

		830

	Multiline Retail — 0.0% (g)
205	Sears Holdings Corp., 6.625%, 10/15/18 (m)	191

	Specialty Retail — 0.0% (g)
90	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e) (m)	96

	Total Consumer Discretionary	1,621

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
51	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	53

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
57	Atwood Oceanics, Inc., 6.500%, 02/01/20 (m)	52
135	SESI LLC, 7.125%, 12/15/21 (m)	149

		201

	Oil, Gas & Consumable Fuels — 0.3%
84	Athlon Holdings LP/Athlon Finance Corp., 7.375%, 04/15/21 (m)	96
	Berry Petroleum Co. LLC,
117	6.375%, 09/15/22 (m)	100
67	6.750%, 11/01/20 (m)	62
100	California Resources Corp., 6.000%, 11/15/24 (e) (m)	89
40	Diamondback Energy, Inc., 7.625%, 10/01/21 (m)	42
107	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e) (m)	97
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	44
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17 (m)	40
27	3.050%, 12/01/19 (m)	27
138	7.000%, 06/15/17 (m)	155
49	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (m)	44
	MEG Energy Corp., (Canada),
40	6.375%, 01/30/23 (e) (m)	35
120	7.000%, 03/31/24 (e) (m)	109
39	Newfield Exploration Co., 5.625%, 07/01/24 (m)	41
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e) (m)	18
120	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e) (m)	117
133	Rex Energy Corp., 8.875%, 12/01/20 (m)	132
20	Rice Energy, Inc., 6.250%, 05/01/22 (e) (m)	19
106	SM Energy Co., 5.000%, 01/15/24	97
50	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e) (m)	46
60	Williams Cos., Inc. (The), 7.875%, 09/01/21 (m)	72

		1,482

	Total Energy	1,683

	Financials — 0.2%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17 (m)	76

	Consumer Finance — 0.2%
	Ally Financial, Inc.,
60	3.250%, 09/29/17 (m)	60
130	3.750%, 11/18/19 (m)	128
130	4.750%, 09/10/18 (m)	134
40	5.500%, 02/15/17 (m)	42
253	6.250%, 12/01/17 (m)	274
200	Navient Corp., 5.875%, 10/25/24 (m)	195

		833

	Diversified Financial Services — 0.0% (g)
132	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e) (m)	132

	Total Financials	1,041

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
70	Biomet, Inc., 6.500%, 10/01/20 (m)	74

	Industrials — 0.1%
	Airlines — 0.0% (g)
130	Allegiant Travel Co., 5.500%, 07/15/19 (m)	133

	Commercial Services & Supplies — 0.1%
88	Anna Merger Sub, Inc., 7.750%, 10/01/22 (e) (m)	90

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
110	Mobile Mini, Inc., 7.875%, 12/01/20 (m)	118

		208

	Electrical Equipment — 0.0% (g)
13	General Cable Corp., 5.750%, 10/01/22 (m)	11

	Trading Companies & Distributors — 0.0% (g)
45	HD Supply, Inc., 11.000%, 04/15/20 (m)	51

	Total Industrials	403

	Information Technology — 0.6%
	IT Services — 0.1%
	First Data Corp.,
70	11.750%, 08/15/21 (m)	81
322	12.625%, 01/15/21 (m)	383
19	First Data Holdings, Inc., 14.500%, 09/24/19 (e) (m) (v)	20

		484

	Semiconductors & Semiconductor Equipment — 0.0% (g)
104	Freescale Semiconductor, Inc., 10.750%, 08/01/20 (m)	115

	Software — 0.0% (g)
68	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18 (m)	69

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
350	3.850%, 05/04/43 (m)	340
1,920	VAR, 0.532%, 05/06/19 (m)	1,922

		2,262

	Total Information Technology	2,930

	Materials — 0.2%
	Chemicals — 0.1%
60	Celanese US Holdings LLC, 4.625%, 11/15/22 (m)	60
	Huntsman International LLC,
26	5.125%, 11/15/22 (e) (m)	26
60	8.625%, 03/15/21 (m)	65
200	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e) (m)	214
70	Rockwood Specialties Group, Inc., 4.625%, 10/15/20 (m)	73

		438

	Containers & Packaging — 0.1%
200	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (m)	208

	Metals & Mining — 0.0% (g)
67	Walter Energy, Inc., 9.500%, 10/15/19 (e) (m)	57

	Total Materials	703

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
130	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17 (m)	135
110	Level 3 Financing, Inc., 8.125%, 07/01/19 (m)	117
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20 (m)	100

		352

	Wireless Telecommunication Services — 0.0% (g)
63	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	73
120	T-Mobile USA, Inc., 6.375%, 03/01/25 (m)	122

		195

	Total Telecommunication Services	547

	Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
75	Sabine Pass LNG LP, 6.500%, 11/01/20 (m)	78

	Total Corporate Bonds (Cost $9,232)	9,133

Daily Demand Notes — 1.8%
	Florida — 0.1%
500	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.040%, 12/01/14 (m)	500

	Kansas — 0.1%
515	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	515

	Louisiana — 0.2%
1,125	Parish of East Baton Rouge, Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.050%, 12/01/14	1,125

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Massachusetts — 0.0% (g)
150	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.040%, 12/01/14 (m)	150

	Minnesota — 0.2%
1,000	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.080%, 12/01/14 (m)	1,000

	Mississippi — 0.0% (g)
105	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series G, Rev., VRDO, 0.040%, 12/01/14	105

	New Hampshire — 0.6%
2,725	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.090%, 12/01/14	2,725

	New York — 0.2%
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.050%, 12/01/14 (m)	200
150	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries A-2, Rev., VRDO, 0.040%, 12/01/14	150
300	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-2, Rev., VRDO, 0.060%, 12/01/14 (m)	300
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.040%, 12/01/14	200

	Total New York	850

	North Carolina — 0.1%
200	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/01/14	200

	Oregon — 0.0% (g)
150	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	150

	Pennsylvania — 0.2%
450	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	450
300	Geisinger Authority, Health System, Rev., VRDO, 0.020%, 12/01/14	300

	Total Pennsylvania	750

	Virginia — 0.1%
185	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/01/14	185

	Washington — 0.0% (g)
110	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.040%, 12/01/14	110

	Total Daily Demand Notes (Cost $8,365)	8,365

Event-Linked Bonds — 1.2%
250	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e) (m)	253
560	Combine Re Ltd., (Cayman Islands), VAR, 10.010%, 01/07/15 (e) (m)	564
250	VAR, 17.750%, 01/07/15 (e) (m)	253
250	Compass Re Ltd., (Bermuda), VAR, 9.000%, 01/08/15 (e) (m)	252
600	VAR, 10.250%, 01/08/15 (e) (m)	605
500	VAR, 11.250%, 01/08/15 (e) (m)	504
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e) (m)	253
250	Foundation Re III Ltd., (Cayman Islands), VAR, 5.000%, 02/25/15 (e) (m)	252
EUR 250	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e) (m)	314
250	Ibis Re II Ltd., (Cayman Islands), VAR, 8.350%, 02/05/15 (e) (m)	253
500	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.500%, 04/30/18 (e) (m)	506
250	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e) (m)	258
250	Nakama Re Ltd., (Bermuda), VAR, 2.760%, 09/29/16 (e) (m)	252
250	Pelican Re Ltd., (Cayman Islands), VAR, 13.750%, 04/13/15 (e)	261

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Event-Linked Bonds — continued
250	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e) (m)	258
	Residential Reinsurance Ltd., (Cayman Islands),
250	VAR, 4.500%, 12/06/16 (e) (m)	259
250	VAR, 8.000%, 06/06/16 (e) (m)	268
250	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e) (m)	252

	Total Event-Linked Bonds (Cost $5,848)	5,817

Monthly Demand Notes — 0.4%
	California — 0.2%
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.475%, 12/01/14	1,002

	Vermont — 0.2%
740	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.732%, 12/01/14	741

	Total Monthly Demand Notes (Cost $1,740)	1,743

Mortgage Pass-Through Securities — 2.3%
	Federal National Mortgage Association, 30 Year, Single Family,
10,143	TBA, 4.000%, 01/25/44 - 12/25/44	10,812
280	Federal National Mortgage Association, Other,08/15/31	261

	Total Mortgage Pass-Through Securities (Cost $10,959)	11,073

Municipal Bonds — 56.3% (t)
	Alabama — 0.3%
	General Obligation — 0.1%
50	City of Bessemer, Series A, GO, 3.000%, 02/01/15	50
400	City of Brewton, School Warrants, Series B, GO, AGC, 4.000%, 12/01/14	400
50	City of Scottsboro, Series A, GO, 2.000%, 07/01/15	51

		501

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	765

	Total Alabama	1,266

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	290
50	City of Anchorage, GO, NATL-RE, 3.600%, 12/01/14	50
25	Series D, GO, NATL-RE, 5.000%, 06/01/15	26
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19 (m)	116

		482

	Housing — 0.1%
340	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	362

	Prerefunded — 0.0% (g)
25	City of Anchorage, Series A, GO, NATL-RE, 5.000%, 03/01/15 (m) (p)	25

	Total Alaska	869

	Arizona — 0.6%
	Certificate of Participation/Lease — 0.0% (g)
25	Board of Regents, University of Arizona Projects, Series B, COP, AMBAC, 4.500%, 06/01/15	25
25	University of Arizona, Series B, COP, AMBAC, 5.000%, 06/01/15	26

		51

	General Obligation — 0.1%
50	City of Goodyear, GO, NATL-RE, 5.000%, 07/01/15	51
25	County of Maricopa, Town of Wickenburg, Unified School District No. 9, School Improvement, GO, NATL-RE, 4.000%, 07/01/15 (m)	26
100	Yuma & La Paz Counties Community College District, GO, NATL-RE, 5.000%, 07/01/15 (m)	103

		180

	Other Revenue — 0.5%
50	Arizona Transportation Board, Highway, Rev., 4.250%, 07/01/15	51
1,000	County of Yavapai, Industrial Development Authority, Waste Management, Inc. Project, Series A-2, Rev., VAR, 0.625%, 03/02/15	1,000
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	544
50	Pima County, Regional Transportation Authority, Transportation Excise Tax, Rev., 4.000%, 06/01/15	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	126
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	423
200	Yavapai County Industrial Development Authority, Series A, Rev., 4.000%, 08/01/15	204

		2,399

	Transportation — 0.0% (g)
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	107
25	City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/15	26

		133

	Utility — 0.0% (g)
40	Pima County, Sewer System, Series A, Rev., 4.000%, 07/01/15	41

	Total Arizona	2,804

	Arkansas — 0.7%
	Other Revenue — 0.0% (g)
40	City of North Little Rock, Health Facilities Board, Healthcare, Baptist Health, Series B, Rev., 4.375%, 12/01/14	40
250	University of Arkansas, Board of Trustees, Various Facilities, Pine Bluff Campus, Series A, Rev., 5.000%, 12/01/29	298

		338

	Utility — 0.7%
	County of Benton, Regional Public Water Authority,
1,000	Rev., 4.000%, 10/01/28	1,050
1,000	Rev., 4.000%, 10/01/29	1,045
1,055	Rev., 4.000%, 10/01/31	1,089

		3,184

	Total Arkansas	3,522

	California — 1.8%
	Certificate of Participation/Lease — 0.1%
25	City of Bakersfield, Convention Centre, Series A, COP, AMBAC, 5.000%, 04/01/15	25
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	146
35	Lucia Mar Unified School District, Series A, COP, AGM, 4.000%, 05/01/15	36
25	San Diego County Water Authority, Series A, COP, NATL-RE, 5.250%, 05/01/15 (m)	26
50	Victor Valley Transit Authority, Transaction Facilities Project, COP, NATL-RE, 5.000%, 07/01/15	51

		284

	Education — 0.0% (g)
50	California Community College Financing Authority Lease, Chaffey Community College District, Mt. San Antonio, Series A, Rev., AGC, 5.000%, 05/01/15	51
25	University of California, Series G, Rev., 4.000%, 05/15/15	25

		76

	General Obligation — 0.1%
30	Berkeley Unified School District, GO, AGC, 3.750%, 08/01/15 (m)	31
25	Desert Sands Unified School District, Election of 2001, GO, AMBAC, 4.375%, 06/01/15	25
145	Los Angeles Unified School District, Series A-1, GO, FGIC, 5.000%, 07/01/21 (m)	149
25	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/15 (m)	26
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, GO, 5.000%, 07/01/17	11
100	State of California, Various Purpose, GO, 5.000%, 12/01/14 (m) (p)	100
25	Tamalpais Union High School District, GO, 4.000%, 08/01/15	26

		368

	Other Revenue — 1.3%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16 (w)	796
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
3,000	Series B, Rev., 1.500%, 04/02/18	3,031
150	Series F-1, Rev., 5.250%, 04/01/26	176
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.149%, 07/01/23 (m)	931
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	480

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17 (m)	22
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (m) (p)	90
50	Fresno County Financing Authority, Lease, Juvenile Court Project, Rev., AMBAC, 4.000%, 04/01/15	51
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	107
50	Oakland Joint Powers Financing Authority, Series A-1, Rev., AGC, 5.000%, 01/01/15 (m)	50
80	Sacramento County Sanitation Districts Financing Authority, Regional County Sanitation, Rev., NATL-RE, 4.000%, 12/01/14	80
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	262
100	University of California, Series L, Rev., 5.000%, 05/15/17 (m)	108

		6,184

	Prerefunded — 0.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
405	Series F, Rev., 5.000%, 04/01/16 (m) (p)	430
20	City of Bernardino, Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (m) (p)	21
25	Long Beach Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 05/01/15 (p)	25
	Los Angeles Unified School District, Election of 2004,
50	Series E, GO, AMBAC, 5.000%, 07/01/15 (p)	52
105	Series F, GO, FGIC, 4.750%, 07/01/16 (p)	112
150	North Orange County Community College District, GO, NATL-RE, 5.000%, 08/01/15 (m) (p)	155
25	Sacramento County Sanitation Districts Financing Authority, Regional County Sanitation, Series A, Rev., AMBAC, 5.000%, 12/01/14 (m) (p)	25
50	San Mateo County, Community College District, Election of 2001, Series B, GO, NATL-RE, 4.250%, 03/01/15 (p)	51
50	Santa Monica Community College District, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	50
	State of California, Department of Water Resources, Central Valley,
70	Rev., NATL-RE, 5.000%, 12/01/14 (p)	70
	State of California, Various Purpose,
35	GO, AMBAC, 4.125%, 03/01/15 (p)	35
100	GO, AMBAC, 5.000%, 12/01/14 (m) (p)	100

		1,126

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15	258

	Utility — 0.0% (g)
	Metropolitan Water District of Southern California, Waterworks,
30	Series C, Rev., 5.000%, 07/01/15	31
25	Series D, Rev., 5.000%, 07/01/15	26
	State of California, Department of Water Resources, Power Supply,
25	Series L, Rev., 5.000%, 05/01/15	25
25	Series M, Rev., 5.000%, 05/01/15	26

		108

	Total California	8,404

	Colorado — 0.5%
	Certificate of Participation/Lease — 0.1%
100	City of Westminster, COP, NATL-RE, 4.000%, 12/01/14	100
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

		441

	General Obligation — 0.1%
100	Boulder Valley School District No. Re-2, GO, 5.000%, 12/01/14	100
50	City & County of Denver, School District No. 1, GO, 4.000%, 12/01/14	50
50	Counties of Boulder, Larimer & Weld, St. Vrain Valley School District No. RE-1J, GO, 2.000%, 12/15/14	50
50	County of El Paso, School District No. 20, GO, 4.000%, 12/15/14	50

		250

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	559

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital —continued
100	Denver Health & Hospital Authority, Healthcare Recovery Zone Facility, Rev., 4.000%, 12/01/14	100

		659

	Other Revenue — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	272
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	139
25	County of Boulder, Open Space Capital Improvement Trust, Series A, Rev., AGM, 5.000%, 01/01/15 (m)	25

		436

	Prerefunded — 0.1%
25	Centennial Water & Sanitation District, Water & Sewer, Rev., NATL-RE, 5.000%, 12/01/14 (p)	25
50	Counties of Jefferson, School District No. R-001, GO, AGM, 5.000%, 12/15/14 (p)	50
150	Jefferson County School District No. R-1, GO, AGM, 5.000%, 12/15/14 (m) (p)	151
50	Mesa County, Valley School District No. 51 Grand Junction, Series A, GO, NATL-RE, 5.000%, 12/01/14 (m) (p)	50
25	Teller County Woodland Park School District No. Re-2, GO, NATL-RE, 5.000%, 12/01/14 (p)	25
75	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/15 (p)	77

		378

	Total Colorado	2,164

	Connecticut — 1.0%
	Education — 0.4%
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,080
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	780
125	State of Connecticut, Health & Educational Facilities Authority, Fairfield University, Series N, Rev., 5.000%, 07/01/15	129
60	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University Issue, Series K-1, Rev., NATL-RE, 5.000%, 07/01/15	62
50	University of Connecticut, Series A, Rev., 5.000%, 02/15/15 (m)	50

		2,101

	General Obligation — 0.1%
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	63
	State of Connecticut,
25	Series A, GO, 3.300%, 04/15/15	25
50	Series B, GO, 5.000%, 12/01/14	50
25	Series C, GO, 4.200%, 06/01/15 (m)	26
25	State of Connecticut, Economic Recovery, Series A, GO, 5.000%, 01/01/15	25
80	Town of Cheshire, GO, 4.000%, 08/01/19	90

		279

	Housing — 0.2%
960	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., FHA/VA, 4.000%, 11/15/32	1,047

	Other Revenue — 0.3%
90	State of Connecticut, Series B, Rev., 5.000%, 12/01/14	90
1,060	State of Connecticut, Health & Educational Facility Authority, Hartford Healthcare, Series A, Rev., 4.000%, 07/01/15	1,082
35	State of Connecticut, Special Tax, 2nd Lien Transportation, Infrastructure Serivce, Series 1, Rev., 4.250%, 02/01/15	35

		1,207

	Prerefunded — 0.0% (g)
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	53
80	State of Connecticut, Series D, GO, NATL-RE, 5.000%, 12/01/14 (m) (p)	80
120	Town of Weston, GO, 5.250%, 07/15/15 (m) (p)	124

		257

	Total Connecticut	4,891

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	111
	State of Delaware,
30	Series B, GO, 5.000%, 01/01/15	30
100	Series B, GO, 5.000%, 07/01/18	115

		256

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
1,030	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	1,092

	Total Delaware	1,348

	District of Columbia — 0.6%
	General Obligation — 0.0% (g)
50	District of Columbia, Series E, GO, BHAC-CR, 5.000%, 06/01/15 (m)	51

	Other Revenue — 0.4%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	407
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18	189
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	251
	District of Columbia, Income Tax,
35	Series A, Rev., 5.000%, 12/01/14	35
200	Series A, Rev., 5.000%, 12/01/29	230
25	Series D, Rev., 4.000%, 12/01/14	25
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	212
150	Series C, Rev., 5.000%, 10/01/19	175

		1,524

	Prerefunded — 0.2%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (m) (p)	1,025

	Total District of Columbia	2,600

	Florida — 3.7%
	Certificate of Participation/Lease — 0.1%
50	Bay County School Board, Master Lease Program, Series A, COP, AMBAC, 3.900%, 07/01/15	51
30	Broward County School Board, Series A, COP, NATL-RE, 3.750%, 07/01/15	30
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	135
75	Golden Knights Corp., University Control, Series A, COP, NATL-RE, 4.000%, 03/01/15	76
50	Lake County School Board, Master Lease Program, Series A, COP, AMBAC, 3.700%, 06/01/15	51
120	Leon County School Board, Florida Master Lease Program, COP, AMBAC, 4.000%, 07/01/15	122
50	Martin County School District, COP, NATL-RE, 4.000%, 07/01/15	51
100	Okaloosa County School Board, Master Lease Program, COP, NATL-RE, 4.000%, 07/01/15	102

		618

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17	111
	Florida State Board of Education, Public Education, Capital Outlay,
25	Series C, GO, 5.000%, 06/01/15	26
150	Series D, GO, 5.000%, 06/01/19	172
25	Palm Beach County, GO, 5.500%, 12/01/14	25

		334

	Housing — 1.5%
100	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	108
	Florida Housing Finance Corp., Homeowner Mortgage,
365	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	372
980	Series C, Rev., FHLMC, 4.000%, 07/01/35	1,071
445	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	480
1,400	Florida Housing Finance Corp., Multi-Family Housing, Caravel Arms Apartments, Series E, Rev., 0.350%, 12/01/15	1,400
1,000	Florida Housing Finance Corp., Multifamily Housing, Crossings at Indian Run Apartments, Series G, Rev., 0.550%, 06/01/16 (w)	1,000
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,226
410	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	446

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16 (w)	1,000

		7,103

	Other Revenue — 1.7%
100	Citizens Property Insurance Corp., Series A-1, Rev., AGM-CR, 5.000%, 06/01/15	102
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	53
50	County of Marion, Public Improvement, Series B, Rev., AGC, 3.000%, 12/01/14	50
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	502
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.103%, 10/01/21 (m)	920
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	321
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	143
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22	108
835	Highlands County Health Facilities Authority, Series B, Rev., 5.000%, 11/15/18	873
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	544
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	542
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	799
1,000	Miami-Dade County, Seaport, Series C, Rev., 3.000%, 10/01/15	1,023
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	518
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	584
160	Polk County School District, Sales Tax, Rev., AGM, 5.000%, 10/01/15	166
345	State of Florida, Department of Environmental Protection, Everglades Restoration, Series A, Rev., AGC, 5.000%, 07/01/15	355
35	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., 5.000%, 07/01/15	36
	Sumter County, Industrial Development Authority, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15	127
265	Series A, Rev., 4.000%, 07/01/16	278

		8,044

	Prerefunded — 0.0% (g)
45	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., AMBAC, 4.250%, 07/01/15 (p)	47

	Utility — 0.2%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	815

	Water & Sewer — 0.1%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	587

	Total Florida	17,548

	Georgia — 1.3%
	General Obligation — 0.6%
475	County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax District, GO, 5.000%, 12/01/14 (m)	475
980	County of Walker, GO, 3.375%, 01/01/15	981
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	268
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	157
55	Muscogee County School District, Sales Tax, GO, 5.000%, 12/01/14	55
100	Paulding County School District, GO, 5.000%, 02/01/17	110
25	Spalding County, Sales Tax, GO, AGC, 4.000%, 03/01/15	25
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	173
50	Series D, GO, 4.000%, 12/01/14 (m)	50
150	Series G, GO, 5.000%, 12/01/17	170

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
360	Series I, GO, 5.000%, 11/01/21	438

		2,902

	Housing — 0.2%
	Georgia Housing & Finance Authority, Non Single Family,
555	Series B, Rev., 4.000%, 12/01/29	593
495	Subseries A-1, Rev., 4.000%, 06/01/44	541

		1,134

	Other Revenue — 0.2%
575	Augusta City Housing Authority, Capital Program, Rev., 4.250%, 12/01/14	575
50	Downtown Marietta Development Authority, City of Marietta Project, Rev., 5.125%, 07/01/15	51
60	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	65
50	Jackson County Industrial Development Authority, Rev., NATL-RE, 4.000%, 04/01/15	51
400	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16 (m)	421

		1,163

	Prerefunded — 0.1%
115	City of Atlanta, Airport Passenger Facility Charge, Rev., AGM, 5.000%, 01/01/15 (m) (p)	116
75	Douglas County School District, GO, AGM, 5.000%, 04/01/15 (m) (p)	76
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	113

		305

	Transportation — 0.0% (g)
80	Georgia State Road & Tollway Authority, Federal Highway, Rev., NATL-RE, 5.000%, 06/01/15 (m)	82

	Utility — 0.1%
50	Cobb County-Marietta Water Authority, Rev., 5.000%, 11/01/15	52
75	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15 (m)	76
170	Municipal Electric Authority, Project One Subordinated, Series A, Rev., 5.000%, 01/01/15	171
35	Upper Oconee Basin Water Authority, Rev., NATL-RE, 5.125%, 07/01/15	36

		335

	Water & Sewer — 0.1%
100	Atlanta Water and Wastewater Refunding Bonds, GO, AGM, 5.000%, 11/01/34 (m)	100
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17	218

		318

	Total Georgia	6,239

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	413

	Illinois — 4.2%
	General Obligation — 1.7%
125	Chicago Board of Education, Series A, GO, AMBAC, 5.000%, 12/01/14	125
837	City of Chicago, Board of Education, GO, NATL-RE, 5.000%, 12/01/14 (m)	837
830	City of Chicago, Capital Appreciation, Series 2001A, GO, NATL-RE, Zero Coupon, 01/01/15	830
	City of Chicago, Modern Schools Program,
300	Series B, GO, AMBAC, 5.000%, 12/01/14 (m)	300
250	Series H, GO, AMBAC, 3.750%, 12/01/14	250
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, GO, 5.000%, 06/01/19 (w)	562
160	City of Evanston, Series B, GO, 2.000%, 12/01/14	160
50	Coles, Clark, Etc. Counties, Community College District No. 517, GO, 2.500%, 12/01/14	50
100	Cook County, Community College District No 535 Oakton, Limited Tax, GO, 4.000%, 12/01/14	100
170	Cook County, Palos & Orland Township, Consolidated High School District No. 230, Series B, GO, NATL-RE, 5.000%, 12/01/14 (m)	170
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17 (w)	1,115

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15	519
20	County of Cook, Community Consolidated School District No. 15, GO, NATL-RE, Zero Coupon, 12/01/14	20
155	County of Cook, Pleasant Dale Park District, Series A, GO, 2.000%, 12/15/14 (w)	155
200	Hoffman Estates Park District, Limited Tax, GO, 1.000%, 12/01/14	200
120	Kane County Forest Preserve District, GO, 4.000%, 12/15/14	120
50	Lake County Community High School District No 124, Grant School Building, GO, 3.875%, 12/01/14	50
135	Lake County, Forest Preserve District, Acquisition & Development, Series A, GO, 5.000%, 12/15/14 (m)	135
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22 (m)	307
	State of Illinois,
50	GO, 4.350%, 03/01/15	51
1,820	GO, 5.000%, 08/01/15	1,874
50	Village of Hoffman Estates, Series A, GO, 4.750%, 12/01/14	50

		7,980

	Housing — 0.0% (g)
185	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	196

	Other Revenue — 2.2%
3,530	Chicago Board of Education, Series A, Rev., NATL-RE, 6.250%, 01/01/15 (m)	3,549
225	City of Chicago, Public Building Commission, School Reforms, Series B, Rev., NATL-RE, 5.250%, 12/01/14 (m)	225
30	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/15	30
1,490	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,497
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	334
	Illinois Housing Development Authority, Homeowner Mortgage,
109	Series D, Rev., AMT, 4.600%, 08/01/15	111
2,500	Subseries A-2, Rev., 4.000%, 02/01/35	2,688
1,000	Illinois State Toll Highway Authority, Toll Highway, Series D, Rev., 5.000%, 01/01/24 (w)	1,206
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	237
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	281

		10,158

	Prerefunded — 0.1%
	City of Chicago,
40	GO, AGM, 5.500%, 01/01/15 (p)	40
100	Series A, GO, 4.000%, 12/01/14 (p)	100
50	City of Elgin, Corporation Purpose, Series A, GO, AMBAC, 4.500%, 12/15/14 (p)	50
100	Counties of McHenry & Kane, Community Consolidated School District No. 158, GO, NATL-RE, FGIC, Zero Coupon, 01/01/15 (p)	100
50	Metropolitan Pier & Exposition Authority, Dedicated State Tax, McMormick Place Expansion, Series A, Rev., 5.500%, 06/15/15 (p)	52
50	Village of Schaumburg, Series B, GO, NATL-RE, 5.000%, 12/01/14 (m) (p)	50

		392

	Special Tax — 0.0% (g)
200	City of Chicago, Board of Education, Series B, Rev., AMBAC, 5.000%, 12/01/14 (m)	200

	Transportation — 0.1%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	381
115	City of Chicago, Transit Authority, Rev., 5.250%, 06/01/15 (m)	118
50	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.250%, 07/01/15 (m)	51

		550

	Utility — 0.0% (g)
140	Illinois Municipal Electric Agency, Power Supply System, Series C, Rev., NATL-RE, 5.000%, 02/01/15	141

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	251

	Total Illinois	19,868

	Indiana — 2.6%
	Certificate of Participation/Lease — 0.0% (g)
60	City of Indianapolis, COP, 2.550%, 06/15/15	61

	Education — 0.1%
50	Evansville-Vanderburgh School Building Corp., Rev., AGM, 5.000%, 07/10/15	51
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	115
50	Indiana University, Rev., 5.000%, 06/01/15 (m)	51
300	Westfield Washington Multi-School Building Corp., Rev., AGM, 4.000%, 01/15/16	312

		529

	General Obligation — 0.4%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, 1.750%, 06/01/18	1,874
65	Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project, Series D, GO, 3.000%, 02/01/15	65

		1,939

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	362

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Program,
300	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	323
355	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	384

		707

	Other Revenue — 1.8%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	269
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VRDO, 1.850%, 10/01/19	2,516
800	Indiana Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 4.700%, 10/01/15 (m)	828
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	583
50	Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group, Rev., 4.000%, 03/01/15	50
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	880
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	255
1,800	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,860
50	Indiana Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, 5.500%, 12/01/14 (m)	50
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16 (m)	343
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	117
780	Monroe County Jail, Law Enforcement & Governmental Space Building Corp., Rev., 2.000%, 08/01/15	788

		8,539

	Prerefunded — 0.0% (g)
50	Center Grove Shool Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/15 (p)	50
50	Noblesville Building Corp., First Mortgage City Hall Project, Rev., AGM, 5.000%, 07/15/15 (p)	52

		102

	Utility — 0.0% (g)
100	Indianapolis Local Public Improvement Bond Bank (The), Waterworks Project, Series L, Rev., NATL-RE, 4.500%, 07/01/15	102

	Total Indiana	12,341

	Iowa — 0.3%
	Education — 0.1%
395	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	395

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
375	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	409
330	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	354

		763

	Other Revenue — 0.0% (g)
25	Des Moines Independent Community School District, School Infrastructure, Sales Services, Rev., AGM, 4.000%, 06/01/15	26

	Water & Sewer — 0.0% (g)
50	City of Iowa, Water Revenue, Series C, GO, 1.500%, 07/01/15	50

	Total Iowa	1,234

	Kansas — 0.4%
	General Obligation — 0.0% (g)
25	City of Wichita, Series B, GO, 3.000%, 12/01/14	25

	Housing — 0.1%
275	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38 (m)	284

	Other Revenue — 0.2%
25	Kansas Development Finance Authority, Transportation Revolving Fund, Series TR, Rev., 2.500%, 10/01/15	26
	Kansas Development Finance Authority, Water Pollution Control Revolving Fund,
440	Rev., 5.000%, 11/01/18 (m)	509
25	Series CW, Rev., 5.000%, 05/01/15 (m)	26
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	243

		804

	Prerefunded — 0.1%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	287
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Rev., Zero Coupon, 12/01/15 (m) (p)	299

		586

	Utility — 0.0% (g)
25	Johnson County Water District No. 1, Rev., 2.500%, 07/01/15	25

	Total Kansas	1,724

	Kentucky — 0.8%
	Education — 0.0% (g)
50	Hopkins County School District Finance Corp., Energy Conservation, Rev., 2.750%, 05/01/15	51

	Other Revenue — 0.8%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	309
50	Commonwealth of Kentucky, Property & Buildings Commission, project No. 93, Rev., AGC, 2.500%, 02/01/15	50
180	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	191
50	Kentucky Infrastructure Authority, Waste Water and Drinking Water Revolving Fund, Series A, Rev., 3.000%, 02/01/15	51
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,563
50	Owensboro Independent School District Finance Corp., School Building, Rev., 3.500%, 09/01/15	51
480	Pulaski County Public Properties Corp., First Mortgage, AOC Judicial Facilities, Rev., 3.750%, 12/01/14	480

		3,695

	Total Kentucky	3,746

	Louisiana — 0.9%
	General Obligation — 0.1%
135	City of New Orleans, GO, NATL-RE, 5.250%, 12/01/14 (m)	135
100	Jefferson Parish School District No. 1, Gretna, GO, 5.000%, 03/01/15 (m)	101
30	State of Louisiana, Series B, GO, CIFG, 5.000%, 07/15/15	31

		267

	Other Revenue — 0.7%
55	Jefferson Sales Tax District, Special Sales Tax, Series B, Rev., AMBAC, 5.000%, 12/01/14	55
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	1,009

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
20	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 01/01/15 (p)	20
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,007
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	118
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,087

		3,296

	Prerefunded — 0.0% (g)
	City of New Orleans, Public Improvement,
50	GO, AMBAC, 5.000%, 12/01/14 (p)	50
50	Jefferson Parish School Board, Sales Tax, Rev., AMBAC, 5.000%, 02/01/15 (p)	51
30	Parish of East Baton Rouge, Sales Tax, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	30

		131

	Water & Sewer — 0.1%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	563

	Total Louisiana	4,257

	Maine — 0.6%
	General Obligation — 0.0% (g)
65	City of Westbrook, GO, 3.000%, 12/01/14	65

	Other Revenue — 0.6%
880	Maine Educational Loan Authority, Supplemental Education Loan Program, Series A-1, Class A, Rev., AGC, 1.850%, 12/01/14	880
40	Maine Health & Higher Educational Facilities Authority, Series B, Rev., 3.000%, 07/01/15	41
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	114
	Maine State Housing Authority,
695	Series A-1, Rev., AMT, 4.500%, 11/15/28	729
790	Series B, Rev., 4.000%, 11/15/43	861

		2,625

	Transportation — 0.0% (g)
150	City of Portland ME General Airport Revenue, Rev., 3.000%, 07/01/15	152

	Total Maine	2,842

	Maryland — 0.4%
	Education — 0.0% (g)
25	University System of Maryland, Auxiliary Facility & Tuition, Series A, Rev., 5.000%, 04/01/15 (m)	25

	General Obligation — 0.0% (g)
25	County of Anne Arundel, Consolidated General Improvements, GO, 5.000%, 03/01/15 (m)	25
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	113

		138

	Other Revenue — 0.3%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	111
540	Rev., GRAN, 5.250%, 03/01/19	633
660	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	716

		1,460

	Prerefunded — 0.1%
	Prince George’s County, Consolidate Public Improvement,
75	Series C, GO, 5.000%, 12/01/14 (m) (p)	75
125	Series E, GO, 5.000%, 12/01/14 (p)	125
	State of Maryland, State and Local Facilities, Capital Improvement, First Series,
125	Series A, GO, 4.000%, 02/15/15 (m) (p)	126
75	Series A, GO, 5.000%, 02/15/15 (m) (p)	76

		402

	Transportation — 0.0% (g)
65	State of Maryland, Department of Transportation, Rev., 5.000%, 02/15/15	66

	Total Maryland	2,091

	Massachusetts — 1.9%
	General Obligation — 0.1%
30	City of Gloucester, GO, AMBAC, 5.000%, 07/15/15 (m)	31
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	349

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
110	Series C, GO, NATL-RE, 5.500%, 11/01/17 (m)	126

		506

	Housing — 0.5%
2,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 169, Rev., 4.000%, 12/01/44	2,188

	Other Revenue — 1.1%
110	Martha’s Vineyard Land Bank, Rev., AMBAC, 5.000%, 05/01/15 (m)	112
25	Massachusetts Bay Transportation Authority, General Transportation System, Series C, Rev., NATL-RE, 5.250%, 03/01/15 (m)	25
60	Massachusetts Bay Transportation Authority, Sales Tax, Series C, Rev., 5.500%, 07/01/15 (m)	62
25	Massachusetts Development Finance Agency, Healthcare, Series K-6, Rev., 3.000%, 07/01/15	26
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	835
500	Series J, Rev., AMT, 5.000%, 07/01/18	559
625	Massachusetts Health & Educational Facilities Authority, Harvard University Issue, Series A, Rev., 5.000%, 07/15/36 (m)	643
	Massachusetts Housing Finance Agency, Construction Loan Notes,
200	Series C, Rev., 0.950%, 12/01/15	201
1,487	Series F, Rev., 0.650%, 12/01/14	1,487
	Massachusetts Housing Finance Agency, Single Family Housing,
100	Series 146, Rev., 2.350%, 12/01/14	100
980	Series 167, Rev., FNMA, 4.000%, 12/01/43	1,069

		5,119

	Prerefunded — 0.2%
50	City of Auburn, GO, NATL-RE, 4.150%, 12/01/14 (p)	50
40	City of Boston, Series A, GO, NATL-RE, 4.000%, 01/01/15 (p)	40
50	City of Peabody, Municipal Purpose Loan, Series A, GO, NATL-RE, 4.000%, 02/01/15 (p)	50
	Commonwealth of Massachusetts,
95	Series C, GO, 5.000%, 09/01/15 (m) (p)	99
50	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series D, GO, AGM, 5.000%, 12/01/14 (m) (p)	50
90	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series A, GO, 5.000%, 03/01/15 (m) (p)	91
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	774

		1,154

	Transportation — 0.0% (g)
65	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., AGM, 5.000%, 12/15/14 (m)	65

	Utility — 0.0% (g)
120	Massachusetts Municipal Wholesale Electric Co., Power Supply System, Nuclear Project No. 5, Series A, Rev., 5.000%, 07/01/15	123

	Total Massachusetts	9,155

	Michigan — 2.6%
	Education — 0.2%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/17 (w)	1,093
50	Saginaw Valley State University, Series A, Rev., 5.000%, 07/01/15	51

		1,144

	General Obligation — 1.2%
50	Avondale School District, GO, AGM, Q-SBLF, 4.000%, 05/01/15	51
25	Charter Township of Waterford, GO, 3.000%, 05/01/15	25
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	558
25	City of Marquette, GO, AGC, 3.750%, 05/01/15	25
25	City of Menominee, GO, 1.000%, 05/01/15	25
50	Counties of Montcalm, Kent & Ionia, Greenville Public Schools, Unlimited Tax, GO, Q-SBLF, 5.250%, 05/01/15	51
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	535
75	County of Oakland, School District, Building & Site, GO, AGM, Q-SBLF, 3.750%, 05/01/15 (m)	76
100	County of St. Clair, GO, 3.000%, 04/01/15	101

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
130	Detroit City School District, Wayne County, School Building & Site Improvement, GO, AGM, Q-SBLF, 5.000%, 05/01/15 (m)	133
25	Ecorse Public Schools District, GO, AGM, Q-SBLF, 5.000%, 05/01/15 (m)	25
1,040	Goodrich Area School District, GO, VAR, AGM, Q-SBLF, 5.000%, 05/01/19	1,061
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	630
650	GO, 5.000%, 05/01/19	748
930	GO, 5.000%, 05/01/20	1,085
25	Houghton-Portage Township School District, School Building & Site, GO, AGM, Q-SBLF, 4.000%, 05/01/15	25
25	Kalamazoo Public Schools, School Buildiing & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/15 (m)	25
140	Utica Community Schools, GO, Q-SBLF, 2.000%, 05/01/15	141
50	Warren Consolidated Schools, GO, AGM, 5.000%, 05/01/15 (m)	51
110	Zeeland Public Schools, GO, NATL-RE, 5.000%, 05/01/15	112

		5,483

	Other Revenue — 1.2%
1,850	Michigan Finance Authority Hospital, Oakwood Obligated Group, Rev., 3.000%, 11/01/15	1,893
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,029
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	227
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 06/01/16	316
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	444
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	365
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,312

		5,586

	Prerefunded — 0.0% (g)
35	City of Grand Rapids, Sanitary Sewer System, Rev., NATL-RE, 5.125%, 07/01/15 (p)	36
25	Waverly Community Schools, Rev., AGM, 5.000%, 05/01/15 (p)	26

		62

	Total Michigan	12,275

	Minnesota — 1.3%
	General Obligation — 0.3%
60	City of Chaska, Series A, GO, 5.000%, 02/01/15	61
600	City of Minneapolis, Library Referendum, GO, 2.000%, 12/01/14	600
25	City of Plymouth, Series A, GO, 2.000%, 02/01/15	25
75	City of Savage, Series C, GO, 3.750%, 02/01/15	75
50	County of Wright, Minnesota County Credit Enhancement Program, Series A, GO, 4.000%, 12/01/14	50
25	St. Louis County Independent School District No. 2142, School Building, Series B, GO, 2.000%, 02/01/15	25
50	State of Minnesota, State Trunk Highway, Series E, GO, 4.000%, 08/01/15	51
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	103
100	Series B, GO, 5.000%, 10/01/18	116
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	168
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	101

		1,375

	Housing — 0.5%
345	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	367
156	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40 (m)	160
	Minnesota Housing Finance Agency, Residential Housing Finance,
610	Series A, Rev., 4.000%, 07/01/38	667

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
950	Series B, Rev., 4.000%, 01/01/38	1,041

		2,235

	Other Revenue — 0.5%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
325	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	345
280	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	299
510	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	539
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
160	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	171
345	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	366
185	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	197
25	State of Minnesota, Retirement System Building, Rev., 2.000%, 06/01/15	25
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	328

		2,270

	Prerefunded — 0.0% (g)
105	Beltrami County, Housing & Redevelopment Authority, Judicial Center Lease, Rev., 4.500%, 12/01/14 (p)	105
35	County of Crow Wing, Capital Improvement, Series A, GO, NATL-RE, 5.000%, 02/01/15 (p)	35
	Minneapolis & St. Paul Metropolitan Airports Commission,
50	Series A, Rev., AMBAC, 5.000%, 01/01/15 (p)	51
30	Series C, Rev., BHAC-CR, FGIC, MBIA, 5.000%, 01/01/24 (p)	30

		221

	Special Tax — 0.0% (g)
100	City of Moorhead, Series C, Special Assessment, 4.000%, 02/01/15	101

	Total Minnesota	6,202

	Mississippi — 0.2%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21 (m)	184
80	State of Mississippi, Capital Improvement Issue, Series B, GO, 5.000%, 12/01/14	80

		264

	Housing — 0.0% (g)
45	Mississippi Home Corp., Single Family Mortgage, Series C-1, Rev., 3.950%, 06/01/15	46

	Other Revenue — 0.1%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	630

	Total Mississippi	940

	Missouri — 1.3%
	General Obligation — 0.0% (g)
100	St Louis Board of Education, Series A, GO, AGM, Zero Coupon, 04/01/15	100

	Housing — 0.2%
800	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	877
165	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	179

		1,056

	Other Revenue — 0.6%
	City of Kansas,
30	Series A, Rev., AGC, 4.000%, 03/01/15	30
50	Series B, Rev., 3.000%, 01/01/15	50
40	Great Rivers Greenway Metropolitan Park & Recreation District, Rev., AMBAC, 4.000%, 06/01/15	41
	Kansas City Municipal Assistance Corp., Leasehold Refunding & Improvement, H. Roe Bartle Convention Center,
40	Series A, Rev., NATL-RE, 5.000%, 04/15/15 (m)	41
25	Series A, Rev., NATL-RE, 5.000%, 04/15/17	26
50	Kansas City, Metropolitian Community Colleges Building Corp., Improvement Leasehold-Junior College, Rev., NATL-RE, 5.000%, 07/01/15 (p)	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
50	Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation, Series A, Rev., 5.000%, 12/01/14	50
115	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	122
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	267
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	381
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	786
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (m) (p)	107
250	St. Louis Municipal Finance Corp., City Justice Center Leasehold, Rev., 3.000%, 02/15/15	251
400	State of Missouri, Health & Educational Facilities Authority, Children’s Mercy Hospital, Rev., 5.000%, 05/15/15	409

		2,612

	Prerefunded — 0.4%
400	City of Riverside, L-385 Levee Redevelopemtn Plan Tax Increment, Rev., 5.250%, 05/01/15 (p)	409
560	City of Riverside, Tax Increment, L-385 Levee Project, Rev., 5.000%, 05/01/15 (p)	571
1,000	Missouri Highways & Transportation Commission, First Lien State Road, Series B, Rev., 5.000%, 05/01/16 (m) (p)	1,066
50	St. Louis County Parkway School District, Series C-2, GO, NATL-RE, 4.250%, 03/01/15 (p)	51

		2,097

	Transportation — 0.0% (g)
25	Missouri Highways & Transportation Commission, Federal Reimbursement State Road, Series A, Rev., 2.250%, 05/01/15	25

	Utility — 0.0% (g)
25	City of Kansas, Water & Improvement, Series A, Rev., 3.000%, 12/01/14	25

	Water & Sewer — 0.1%
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	263

	Total Missouri	6,178

	Montana — 0.3%
	Housing — 0.1%
370	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	380

	Other Revenue — 0.2%
760	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	808
25	Montana Finance Facilities Authority, Sisters of Charity of Leavenworth Health System, Series B, Rev., 4.000%, 01/01/15	25

		833

	Prerefunded — 0.0% (g)
20	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/14 (p)	20

	Total Montana	1,233

	Nebraska — 0.3%
	Other Revenue — 0.1%
50	Lancaster County Hospital Authority No. 1, Bryanlgh Medical Center Project, Series A, Rev., 4.000%, 06/01/15	51
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	342

		393

	Prerefunded — 0.0% (g)
25	Nebraska Public Power District, Series A, Rev., AMBAC, 4.100%, 07/01/15 (p)	26
35	Omaha Public Power District, Electric System, Series AA, Rev., NATL-RE, 4.500%, 02/01/15 (p)	35

		61

	Utility — 0.2%
125	Central Plains Energy Project, Gas Project, Project No. 1, Rev., 5.000%, 12/01/14 (m)	125
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	852
100	Public Power Generation Agency, Whelan Energy Center Unit 2, Rev., AMBAC, 5.000%, 01/01/15	100

		1,077

	Total Nebraska	1,531

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nevada — 0.2%
	General Obligation — 0.0% (g)
50	Carson City School District, GO, 3.000%, 06/01/15 (w)	50
	Clark County School District,
100	GO, 5.000%, 06/15/20 (m)	113
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22	114

		277

	Other Revenue — 0.0% (g)
50	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.250%, 07/01/15	52

	Prerefunded — 0.1%
	City of Henderson,
50	GO, NATL-RE, 5.000%, 12/01/14 (p)	50
25	Series D, GO, NATL-RE, 5.000%, 06/01/15 (p)	26
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (m) (p)	52
125	County of Clark, School District, Series D, GO, NATL-RE, 5.000%, 12/15/14 (m) (p)	125
35	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	37
50	State of Nevada, Open Space Parks, Series C, GO, NATL-RE, 4.250%, 06/01/15 (p)	51

		341

	Transportation — 0.1%
500	County of Clark , Airport System Junior Subordinate Lien, Series C-1, Rev., 2.500%, 07/01/15	507

	Total Nevada	1,177

	New Hampshire — 0.4%
	Housing — 0.1%
140	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	149

	Other Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,036
485	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	504

		1,540

	Total New Hampshire	1,689

	New Jersey — 3.3%
	Certificate of Participation/Lease — 0.1%
100	County of Hudson, Correctional Facility, COP, AGM, 3.000%, 12/01/14	100
390	New Jersey Participation Equipment, Lease Paymnents, Series A, COP, 5.000%, 06/15/15 (m)	400

		500

	Education — 0.4%
30	New Jersey Educational Facilities Authority, Princeton Univesity, Series D, Rev., 5.250%, 07/01/15 (m)	31
25	New Jersey Educational Facilities Authority, Ramapo College, Series I, Rev., AMBAC, 4.000%, 07/01/15	25
60	New Jersey Educational Facilities Authority, Rowan University, Series D, Rev., AMBAC, 5.000%, 07/01/15	62
50	New Jersey Educational Facilities Authority, Seton Hall University, Series D, Rev., 3.000%, 07/01/15	51
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
505	Series 1A, Rev., 4.000%, 12/01/15	523
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,047

		1,739

	General Obligation — 0.3%
50	Borough of Fair Lawn, GO, 3.000%, 12/15/14	50
100	City of Trenton, GO, AGC, 5.000%, 07/15/15	103
175	County of Essex, Vocational School, GO, NATL-RE, 5.000%, 12/15/14	175
190	County of Somerset, Borough of Manville, General Improvement, GO, NATL-RE, 4.125%, 06/15/15	194
300	Middlesex County, Township of Monroe, GO, 3.000%, 02/01/16	309
25	Middlesex County, Vocational Improvement, GO, 3.500%, 06/01/15	25
25	North Brunswick Township Board of Education, GO, NATL-RE, 5.000%, 02/01/15 (m)	25
25	Sterling Regional High School District, GO, 4.500%, 06/01/15	26
50	The Township of South Brunswick, GO, 3.000%, 07/15/15	51
180	Township of Maplewood, GO, 4.000%, 10/01/16	192

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	Township of Montville,
150	GO, 4.000%, 08/15/18	166
205	GO, 4.000%, 08/15/20	234

		1,550

	Other Revenue — 1.5%
75	County of Bergen, Improvement Authority, Government Loan, Rev., 5.000%, 02/15/15	76
440	County of Bergen, Improvement Authority, School District, Fort Lee Board of Education Project, Rev., 3.000%, 12/01/14	440
25	County of Bergen, Utilities Authority, Water Pollution Control, Rev., AMBAC, 4.000%, 12/15/14	25
50	Gloucester County Improvement Authority, Series A-1, Rev., 2.000%, 12/01/14	50
50	Middlesex County Utilities Authority, Sewer Revenue, Rev., AGM, 5.125%, 12/01/14	50
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	118
155	New Jersey Building Authority, State Building, Rev., AGM, 5.000%, 06/15/15	159
360	New Jersey Economic Development Authority, Cigarette Tax, Rev., 5.000%, 06/15/15	369
300	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., NATL-RE, 5.250%, 12/15/15	315
25	New Jersey Economic Development Authority, State Office Buildings Projects, Series A, Rev., AGM, 5.250%, 06/15/15	26
500	New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A, Rev., 4.000%, 07/01/15	509
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	522
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/17	555
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	998
725	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	745
1,500	New Jersey Transit Corp., Series A, Rev., 5.000%, 09/15/18	1,695
275	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.250%, 12/15/14 (m)	276
100	Passaic Valley Water Commission, Water Supply System, Series C, Rev., AGM, 4.000%, 12/01/14	100
75	State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue, Series 1A, Rev., 5.000%, 12/01/14	75

		7,103

	Prerefunded — 0.1%
55	Burlington County Bridge Commission, Pooled Loan, Government Loan Program, GO, AMBAC, 5.250%, 12/15/14 (p)	55
	New Jersey State Turnpike Authority,
115	Rev., AGM, 5.000%, 01/01/15 (m) (p)	115
200	Series A, Rev., AGM, 5.000%, 01/01/15 (m) (p)	201
30	Township of Stafford, General Improvement, Water & Sewer Utility, Series B, GO, NATL-RE, 4.000%, 07/01/15 (p)	31
90	Township of West Deptford, GO, AMBAC, 4.375%, 12/15/14 (m) (p)	90

		492

	Transportation — 0.8%
	New Jersey Transportation Trust Fund Authority,
300	Rev., NATL-RE, 5.250%, 12/15/14 (m)	301
125	Series A, Rev., AMBAC, 5.500%, 12/15/14 (m)	125
385	Series A, Rev., NATL-RE, 5.000%, 06/15/15 (m)	395
140	Series B, Rev., NATL-RE, 5.500%, 12/15/15 (m)	147
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	112
2,620	Series A, Rev., AMBAC, 5.500%, 12/15/15 (m)	2,759

		3,839

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
500	Pequannock River Basin Regional Sewerage Authority, Series N, Rev., 3.000%, 12/01/14	500

	Total New Jersey	15,723

	New Mexico — 0.4%
	Education — 0.0% (g)
35	New Mexico State University, Rev., AMBAC, 5.000%, 04/01/15	36

	Housing — 0.0% (g)
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
125	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	137
70	Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28 (m)	70

		207

	Other Revenue — 0.4%
35	City of Albuquerque, Gross Receipts Tax, Series B, Rev., 5.000%, 07/01/15	36
675	City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project 2005, Series B, Rev., VAR, 2.875%, 04/01/15	681
	New Mexico Finance Authority, State Transportation, Senior Lien,
75	Series A-1, Rev., 4.000%, 12/15/14	75
100	Series B, Rev., 5.000%, 06/15/24	116
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	118
635	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	706

		1,732

	Prerefunded — 0.0% (g)
25	County of Doña Ana, Administrative Facilities Project, Series A, Rev., 5.125%, 12/01/14 (p)	25
50	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund, Series D, Rev., AMBAC, 5.000%, 06/01/15 (p)	51

		76

	Total New Mexico	2,051

	New York — 4.1%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	332
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	165

		497

	General Obligation — 0.7%
335	Arlington Central School District, Series B, GO, 4.000%, 12/15/14	336
25	Brockport Central School District, GO, AGM, 3.000%, 06/15/15	25
40	City of Albany, Series B, GO, 4.000%, 12/01/14	40
50	City of Auburn, Series A, GO, AMBAC, 4.125%, 06/01/15	51
	City of New York,
50	Series G, GO, AGM, 4.000%, 12/01/14	50
25	Series J, GO, 5.000%, 03/01/15 (m)	25
135	City of New York, Unrefunded Balance, Series C, GO, 5.000%, 08/01/16	139
240	City of Niagara Falls, Public Improvement, GO, NATL-RE, 7.500%, 03/01/15	244
25	County of Chautauqua, Public Improvement, Series B, GO, NATL-RE, 4.250%, 12/15/14	25
80	County of Dutchess, Public Improvement, GO, 2.000%, 12/01/14	80
800	Hilton Central School District, GO, 4.000%, 06/15/16	843
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15 (m)	139
155	Series B, GO, 5.000%, 08/01/16	167
100	Series E-1, GO, 5.250%, 10/15/17 (m)	113
150	Port Washington Union Free School District, GO, 3.000%, 12/01/14	150
35	Town of Hempstead, Public Improvement, Series A, GO, 5.000%, 03/01/15 (m)	36
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	104
500	Utica School District, GO, 1.375%, 01/31/15	501
50	Village of East Hills, GO, 3.000%, 12/01/14	50

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
135	Wellsville Central School District, GO, 4.000%, 06/15/15	138

		3,256

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,054

	Other Revenue — 2.6%
25	Erie County Fiscal Stability Authority, Sales Tax & State Aid Secured, Series A, Rev., 4.000%, 05/15/15	26
125	Long Island Power Authority, Electric System, Series A, Rev., AGM, LIQ: UBS AG, Zero Coupon, 06/01/15 (m)	125
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D - 2A, Rev., 0.578%, 05/15/17	1,003
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	102
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	201
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18 (m)	109
50	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-2, Rev., 5.000%, 07/15/15	52
25	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/15 (m)	25
2,615	New York Mortgage Agency, Homeowner Mortgage, Series 116, Rev., 4.800%, 10/01/34 (m)	2,637
35	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.000%, 07/01/15 (m)	36
5,000	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.000%, 03/15/44 (w)	5,766
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,808
50	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, Series C, Rev., 5.000%, 06/15/15 (m)	51
25	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, 2nd Resolution Bonds, Series B, Rev., 5.000%, 06/15/15	26
365	New York State Housing Finance Agency, Affordable Housing, Series A, Rev., 1.500%, 05/01/17	372

		12,339

	Prerefunded — 0.1%
	City of New York,
5	Series C, GO, 5.000%, 08/01/15 (p)	5
120	Series E-1, GO, 4.500%, 08/01/15 (p)	123
20	Series G, GO, 4.500%, 12/01/14 (p)	20
25	Series O, GO, 5.000%, 06/01/15 (p)	26
50	Haverstraw-Stony Point Central School District, GO, 3.000%, 05/01/15 (p)	51
25	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Rev., AMBAC, 4.500%, 12/15/14 (p)	25
50	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.250%, 12/15/14 (m) (p)	50
	New York State Thruway Authority,
50	Series F, Rev., AMBAC, 5.000%, 01/01/15 (p)	50
25	New York State Urban Development Corp., State Personal Income Tax, Series B, Rev., AGM, 4.375%, 03/15/15 (p)	25
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (m) (p)	121

		496

	Special Tax — 0.1%
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	111
50	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 4.000%, 03/15/15	51
	New York State Environmental Facilities Corp., State Personal Income Tax,
90	Series A, Rev., 5.000%, 12/15/14 (m)	90
25	New York State Environmental Facilities Corp., Unrefunded Balance, Special Assessment, 3.000%, 02/15/15	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax –– continued
50	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 4.000%, 12/15/14 (m)	50

		327

	Transportation — 0.1%
	New York State Thruway Authority,
35	Rev., 3.200%, 04/01/15	35
25	Series F, Rev., AMBAC, 4.000%, 01/01/15 (m)	25
50	Series I, Rev., 4.000%, 01/01/15	50
50	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.250%, 11/15/15	52

		162

	Water & Sewer — 0.2%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40 (m)	264
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22 (m)	797

		1,061

	Total New York	19,192

	North Carolina — 1.0%
	Certificate of Participation/Lease — 0.0% (g)
75	City of Charlotte, Cultural Arts Facilities, Series E, COP, 3.000%, 06/01/15	76

	Education — 0.0% (g)
50	Appalachian State University, GO, NATL-RE, 4.000%, 07/15/15	51
25	University of North Carolina, Series A, Rev., AMBAC, 4.000%, 04/01/15	26
100	University of North Carolina at Chapel Hill, Series A, Rev., 4.000%, 12/01/14	100

		177

	General Obligation — 0.2%
25	City of Charlotte, Public Safety Facilities, Series D, GO, 4.250%, 06/01/15	26
25	City of Durham, Series D, GO, 5.000%, 04/01/15	25
60	City of High Point, GO, NATL-RE, 5.000%, 03/01/15	61
25	County of Alamance, GO, 2.500%, 05/01/15	25
200	County of Wake, Series D, GO, 4.000%, 02/01/15	201
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	203
200	New Hanover County, GO, 5.000%, 12/01/20	241

		782

	Housing — 0.0% (g)
40	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39 (m)	41

	Other Revenue — 0.7%
130	Elizabeth City, State University, Series A, Rev., AGM, 4.000%, 04/01/15	131
	North Carolina Eastern Municipal Power Agency, Power System,
300	Series B, Rev., 5.000%, 01/01/15	301
100	Series D, Rev., 5.000%, 01/01/15	101
	North Carolina Housing Finance Agency, Home Ownership,
490	Series 1, Rev., 4.500%, 07/01/28	515
105	Series 2, Rev., 1.600%, 07/01/15	106
265	Series 2, Rev., 4.250%, 01/01/28	278
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, Class A, Rev., VAR, AMBAC, 0.088%, 11/01/18	964
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.088%, 10/01/22 (m)	912

		3,308

	Prerefunded — 0.1%
35	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System, Series A, Rev., 5.000%, 01/15/15 (m) (p)	35
80	County of Granville, Public Improvement & School Bonds, GO, NATL-RE, 4.000%, 06/01/15 (p)	81
60	State of North Carolina, Public Improvement, Series A, GO, 4.000%, 03/01/15 (p)	61

		177

	Utility — 0.0% (g)
25	Onslow Water & Sewer Authority, Combined Enterprise, Series A, Rev., 5.000%, 06/01/15	26

	Total North Carolina	4,587

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Dakota — 0.6%
	General Obligation — 0.0% (g)
25	City of Fargo, Series B, GO, NATL-RE, 4.000%, 05/01/15 (m)	25

	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
160	Series A, Rev., 0.300%, 07/01/15	160
655	Series A, Rev., 3.750%, 07/01/42	709
750	Series A, Rev., 4.000%, 07/01/34	819
195	Series B, Rev., 5.000%, 07/01/28	208

		1,896

	Other Revenue — 0.2%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
550	Series B, Rev., 4.500%, 01/01/28	587
400	Series D, Rev., 4.250%, 07/01/28	432

		1,019

	Total North Dakota	2,940

	Ohio — 2.7%
	Education — 0.0% (g)
25	University of Cincinnati, General Receipts, Series C, Rev., AGC, 5.000%, 06/01/15	26

	General Obligation — 0.4%
100	City of Akron, GO, AMBAC, 5.000%, 12/01/14 (m)	100
50	City of Cincinnati, Series A, GO, 4.000%, 12/01/14 (m)	50
55	City of Cincinnati, School District, Classroom Construction & Improvement, GO, NATL-RE, 5.000%, 12/01/14 (m)	55
25	City of Hilliard, Various Purpose, GO, 2.000%, 12/01/14	25
25	City of Loveland, Various Purpose, GO, 2.500%, 12/01/14	25
75	City of Monroe, Series B, GO, 2.000%, 12/01/14	75
270	City of Toledo, Series A, GO, 3.000%, 12/01/14	270
100	City of Westerville, Various Purpose, GO, 4.125%, 12/01/14	100
50	Counties of Butler & Preble, Talawanda City School District, School Improvement, GO, 4.000%, 12/01/14	50
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	99
50	County of Cuyahoga, Various Purpose, Limited Tax, Series A, GO, 2.500%, 12/01/14	50
130	County of Hamilton, GO, AMBAC, 3.750%, 12/01/14	130
100	County of Mercer, Adult Detention Facility, GO, AGM, 3.500%, 12/01/14	100
155	County of Warren, Lebanon City School District, Unlimited Tax, Various Purpose, School Improvement, GO, 2.000%, 12/01/14	155
35	Kettering City School District, GO, AGM, 5.000%, 12/01/14 (m) (p)	35
20	Niles City School District, Classroom Facilities Improvement, GO, 2.250%, 12/01/14	20
150	Olentangy Local School District, GO, AGM, 3.750%, 12/01/14	150
25	State of Ohio, Series A, GO, 5.000%, 06/15/15	26
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	133
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16 (m)	239
50	Wayne County, Various Purpose, GO, 2.000%, 12/01/14	50

		1,937

	Hospital — 0.1%
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	62
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	211

		273

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
160	Series 1, Rev., 5.000%, 11/01/28	171
605	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	656

		827

	Other Revenue — 1.7%
500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15 (m)	509

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
50	City of Akron, Rev., AGM, 2.000%, 12/01/14	50
100	City of Cincinnati, Series B, Rev., 4.000%, 12/01/14	100
50	City of Cleveland, Series A, Rev., 2.000%, 12/01/14	50
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16 (w)	119
120	Series C, Rev., 3.000%, 05/15/17 (w)	125
175	Series C, Rev., 3.000%, 11/15/17 (w)	182
340	Series C, Rev., 3.000%, 11/15/18 (w)	353
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., 5.000%, 12/01/20 (w)	1,187
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,055
	Ohio Housing Finance Agency, Single Family Mortgage,
165	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	178
370	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	406
	Ohio State University,
100	Rev., 2.000%, 12/01/14	100
75	Series A, Rev., 5.000%, 12/01/14	75
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	123
2,145	Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System, Rev., 5.000%, 12/01/15	2,200
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	27
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15 (m)	158
75	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/14	75
50	State of Ohio, Treasurer of State, Parks and Recreation Capital Facilities, Series A, Rev., AGM, 4.000%, 12/01/14	50
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	228
500	Warren County, Health Care Facilities Improvement, Otterbein Homes Obligated Group, Rev., 5.000%, 07/01/39 (w)	545

		7,895

	Prerefunded — 0.1%
150	Chagrin Falls Exempted Village School District, School Improvement, GO, NATL-RE, 5.250%, 12/01/14 (p)	150
50	Columbus City School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	50
50	Greater Cleveland Regional Transit Authority, Capital Improvement, GO, NATL-RE, 5.000%, 12/01/14 (p)	50
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (m) (p)	397

		647

	Transportation — 0.1%
500	City of Cleveland, Ariport System, Series A, Rev., AMBAC, 5.000%, 01/01/15	502

	Utility — 0.1%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	226
25	City of Cincinnati, Water System, Series A, Rev., 4.000%, 12/01/14	25
40	City of Cleveland, Water Revenue, Series T, Rev., 4.000%, 01/01/15	40
35	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/15 (m)	35
100	City of Huber Heights, Water System, Rev., 2.000%, 12/01/14	100

		426

	Total Ohio	12,533

	Oklahoma — 0.1%
	General Obligation — 0.0% (g)
25	City of Tulsa, Series A, GO, 5.000%, 05/01/15 (m)	26

	Other Revenue — 0.1%
50	Oklahoma Capital Improvement Authority, State Highway Capital Improvement, Series A, Rev., 2.000%, 07/01/15	51
105	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 5.625%, 09/01/15	109

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
195	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	212
200	Series B, Rev., 4.500%, 09/01/27	216

		588

	Prerefunded — 0.0% (g)
50	Oklahoma Capital Improvement Authority, State Facilities, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/15 (m) (p)	51

	Total Oklahoma	665

	Oregon — 0.9%
	General Obligation — 0.0% (g)
25	Lane County School District No 4J Eugene, GO, 5.000%, 07/01/15 (m)	26
30	Lane County School District No. 76, GO, AGM, 3.000%, 06/15/15	30

		56

	Other Revenue — 0.6%
	Oregon State Department of Administrative Services, Lottery,
25	Series A, Rev., 4.000%, 04/01/15 (m)	25
100	Series A, Rev., 4.500%, 04/01/19 (p)	115
375	Series A, Rev., 5.000%, 04/01/18	427
960	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,048
200	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC, 1.650%, 01/01/17	202
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,165

		2,982

	Prerefunded — 0.3%
1,000	Oregon State Department of Administrative Services, Lottery, Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,104

	Water & Sewer — 0.0% (g)
50	City of Hillsboro, Oregon Water System, Rev., 3.000%, 12/01/14	50

	Total Oregon	4,192

	Pennsylvania — 0.9%
	Education — 0.1%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	300
25	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B, Rev., AMBAC, 5.000%, 09/01/15	26

		326

	General Obligation — 0.2%
90	Borough of Etna, GO, 3.000%, 12/15/14	90
50	City of Easton, GO, AGM, 3.000%, 11/15/15	52
	Commonwealth of Pennsylvania,
100	GO, 5.000%, 01/01/15 (m)	101
25	GO, 5.000%, 04/15/15	26
35	GO, 5.000%, 07/01/15	36
40	GO, 5.500%, 02/01/15 (m)	40
100	GO, AGM, 5.375%, 07/01/20 (m)	120
190	GO, NATL-RE, 5.375%, 07/01/16 (m)	205
40	County of Allegheny, Gateway School District, GO, AGM, 5.000%, 07/15/15	41
25	Wallenpaupack Area School District, Series A, GO, AGC, 3.000%, 04/01/15	25

		736

	Other Revenue — 0.5%
150	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14 (m)	151
35	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 3.000%, 01/01/15	35
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	420
400	Series A, Rev., 5.000%, 07/15/17	439
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
250	Series 112, Rev., 5.000%, 04/01/28	268
425	Series 96-B, Rev., 3.950%, 10/01/16	447
50	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Refunding, Series B, Rev., AMBAC, 4.000%, 12/01/14	50

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	712

		2,522

	Prerefunded — 0.0% (g)
100	Colonial School District, Series A, GO, 2.600%, 02/15/15 (p)	101
65	New Kensington Municipal Authority, Sewer, Rev., AGM, 5.000%, 12/01/14 (p)	65
25	Township of Bristol, GO, AGM, 3.750%, 03/01/15 (p)	25

		191

	Utility — 0.1%
50	Allegheny County Sanitary Authority, Series A, Rev., NATL-RE, 5.000%, 12/01/14 (m)	50
175	Philadelphia Gas Works Co., General Ordinance, Series 1998, Rev., AMBAC, 5.000%, 10/01/15	181

		231

	Water & Sewer — 0.0% (g)
25	City of Philadelphia, Water & Wastewater, Series A, Rev., 4.000%, 06/15/15	25

	Total Pennsylvania	4,031

	Rhode Island — 0.0% (g)
	Other Revenue — 0.0% (g)
20	Rhode Island Health & Educational Building Corp., Public Schools, Financing Programme, Series C, Rev., 3.500%, 05/15/15	20

	Transportation — 0.0% (g)
25	Rhode Island Economic Development Corp., Series A, Rev., NATL-RE, 5.000%, 06/15/15 (m)	26

	Total Rhode Island	46

	South Carolina — 1.1%
	Education — 0.2%
	Allendale County School District,
100	Rev., 2.000%, 12/01/14	100
175	Rev., 2.000%, 12/01/15	178
750	Greenville County School District, Rev., 5.000%, 12/01/14 (m)	750

		1,028

	General Obligation — 0.1%
	County of Beaufort, School District,
25	Series A, GO, 5.000%, 03/01/15	25
35	Series A, GO, AGM, 4.000%, 03/01/15	36
	County of Charleston, Park & Recreation District,
50	GO, 2.000%, 02/01/15	50
25	Series B, GO, 3.750%, 02/01/15	25
25	Horry County, Series A, GO, AMBAC, 4.000%, 03/01/15	25
	Lexington County School District No. 1,
50	Series C, GO, 4.000%, 02/01/15 (m)	50
25	Series C, GO, 5.000%, 02/01/17 (m)	28
25	Richland County School District No. 2, Series B, GO, 4.000%, 05/01/15 (m)	26
25	State of South Carolina, Air Carrier Hub Terminal Facilities, Series A, GO, 4.000%, 04/01/15	25

		290

	Other Revenue — 0.7%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	261
15	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Rev., 3.000%, 02/01/15	15
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,047
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,013

		3,336

	Prerefunded — 0.0% (g)
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (m) (p)	79
50	Darlington County School District, GO, AGM, 4.500%, 03/01/15 (p)	50
25	South Carolina State Public Service Authority, Series D, Rev., 3.000%, 12/01/14 (p)	25

		154

	Transportation — 0.0% (g)
50	County of Charleston, Airport District, Airport System, Rev., NATL-RE, 5.000%, 07/01/15	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
50	City of Rock Hill, Utility System, Series A, Rev., AGM, 3.000%, 01/01/15	50
150	Piedmont Municipal Power Agency, Electric Revenue, Series A-2, Rev., 5.000%, 01/01/15	151

		201

	Water & Sewer — 0.0% (g)
25	City of Columbia, Waterworks & Sewer System, Rev., 3.000%, 02/01/15	25
45	County of Charleston, Waterworks & Sewer System, Capital Improvement, Rev., 5.125%, 01/01/15 (m)	45

		70

	Total South Carolina	5,130

	South Dakota — 0.8%
	Housing — 0.1%
165	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	176

	Other Revenue — 0.7%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	517
	South Dakota Housing Development Authority, Home Ownership Mortgage,
65	Series B, Rev., 2.800%, 05/01/15	66
820	Series D, Rev., AMT, 4.000%, 11/01/29	870
1,280	Series F, Rev., 4.000%, 11/01/44	1,393
485	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	522

		3,368

	Total South Dakota	3,544

	Tennessee — 0.6%
	Education — 0.0% (g)
25	Tennessee State School Bond Authority, Higher Educational Services, Series A, Rev., 4.000%, 05/01/15	25

	General Obligation — 0.0% (g)
50	City of Maryville, GO, 3.000%, 06/01/15	51
30	Maury County, GO, AMBAC, 5.000%, 06/01/15	31
30	Shelby County, Public Improvement & School, Series A, GO, 5.000%, 04/01/15	30

		112

	Housing — 0.1%
	Tennessee Housing Development Agency, Homeownership Program,
260	Series 1A, Rev., AMT, 4.500%, 01/01/38	279
295	Series A, Rev., AMT, 4.500%, 07/01/31	315

		594

	Other Revenue — 0.5%
55	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	56
	Tennessee Housing Development Agency, Housing Finance Program,
160	Series A, Rev., 4.500%, 01/01/28	170
320	Series B, Rev., 4.500%, 01/01/28	346
1,385	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,512

		2,084

	Prerefunded — 0.0% (g)
25	Williamson County, Series B, GO, 5.000%, 05/01/15 (p)	26

	Total Tennessee	2,841

	Texas — 5.9%
	Education — 0.0% (g)
25	Texas A&M University, Financing System, Series A, Rev., 4.000%, 05/15/15	25
25	Texas State Technical College System, Financing System, Rev., 5.000%, 08/01/15	26
25	Texas Technical University, Rev., AMBAC, 5.000%, 02/15/15 (m)	25

		76

	General Obligation — 2.1%
100	Allen Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/15	101
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	119
150	City of El Paso, GO, 5.000%, 08/15/18	172
30	City of Forney, GO, 3.000%, 02/15/15 (w)	30
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	490
50	City of Garland, GO, 5.000%, 02/15/15	51
30	County of Bell, Limited Tax, GO, AMBAC, 5.000%, 02/15/15 (m)	30
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 08/14/17	793

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	297
815	GO, PSF-GTD, Zero Coupon, 08/15/19	758
135	GO, PSF-GTD, Zero Coupon, 08/15/20	122
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	456
25	Cypress-Fairbanks Independent School District, Schoolhouse, GO, PSF-GTD, 5.000%, 02/15/16 (m)	26
650	Dallas County Community College District, GO, 5.000%, 02/15/16	687
745	Fort Bend County Municipal Utility District No. 138, GO, 2.000%, 09/01/15	754
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	220
25	Harris County Municipal Utility District No. 354, GO, AGM, 3.000%, 05/01/15	25
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	432
25	Series B, GO, 4.000%, 10/01/16	27
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	198
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17 (w)	170
250	GO, PSF-GTD, 1.250%, 08/15/18 (w)	250
3,630	Northside Independent School District, School Building, GO, VAR, 2.125%, 08/01/20	3,632
170	State of Texas, GO, 5.000%, 04/01/16	181
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16 (m)	38
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	207
100	Tomball Independent School District, School Building, GO, AGC, PSF-GTD, 5.000%, 02/15/34	110

		10,376

	Hospital — 0.0% (g)
180	Harris County Hospital District, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 02/15/15	182

	Housing — 0.4%
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16 (w)	2,000

	Other Revenue — 1.9%
55	Cleburne 4B Economic Development Corp., Rev., 4.000%, 02/15/15	55
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	56
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001
2,500	Mckinney Housing Finance Corp. Multifamily Housing, Lakes of El Dorado Apartments, Rev., 0.600%, 10/01/16 (w)	2,497
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	162
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	407
755	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	819
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien,
100	Series A, Rev., 5.000%, 12/15/14 (m)	100
65	Series A, Rev., 5.000%, 12/15/15 (m)	68
3,495	Texas Transportation Commission, Turnpike System, First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	3,502
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	109

		8,776

	Prerefunded — 0.4%
500	Cedar Hill Independent School District, Capital Appreciation, GO, Zero Coupon, 08/15/15 (p)	260

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
50	City of Austin, Water & Wastewater System, Series A, Rev., AMBAC, 4.500%, 05/15/15 (p)	51
30	City of Dallas, GO, 4.500%, 02/15/15 (m) (p)	30
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	220
25	City of Frisco, GO, NATL-RE, 5.250%, 02/15/15 (p)	25
35	City of Lubbock, Independent School District, Series A, GO, 4.250%, 02/15/15 (p)	35
55	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/15 (m) (p)	55
25	City of San Antonio, Water System, Rev., NATL-RE, 5.000%, 05/15/15 (p)	26
65	County of Bell, Limited Tax, GO, AMBAC, 5.000%, 02/15/15 (p)	66
50	Goose Creek Consolidated Independent School District, Schoolhouse, GO, NATL-RE, 4.550%, 02/15/15 (p)	50
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/14 (p)	750
50	Houston Independent School District, Series A, GO, 5.000%, 02/15/15 (p)	51
70	Lower Colorado River Authority, Rev., 5.750%, 05/15/15 (p)	72
25	McAllen Independent School District, GO, 4.750%, 02/15/15 (p)	25
180	Pearland Independent School District, Schoolhouse, Series A, GO, PSF-GTD, 5.000%, 02/15/15 (p)	182
25	Sherman Independent School District, Building, Series A, GO, 5.000%, 02/15/15 (p)	25
70	Southmost Union Junior College District, Student Union Building Fees, Rev., NATL-RE, FGIC, 4.500%, 08/15/15 (p)	72
15	State of Texas, GO, 5.000%, 04/01/16 (p)	16

		2,011

	Special Tax — 0.6%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	191
295	Series B, Rev., 2.000%, 08/15/17	298
25	Texas Public Finance Authority, Unemployment Compensation, Series A, Special Assessment, 5.000%, 01/01/15	25
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,144

		2,658

	Transportation — 0.2%
615	North Texas Tollway Authority, First Tier, Series E-3, Rev., VAR, 5.750%, 01/01/16 (m)	649
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	115

		764

	Utility — 0.3%
400	City of Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 2.000%, 12/01/15	406
60	City of Denton, Utility System, Rev., NATL-RE, 4.000%, 12/01/14	60
25	City of Lubbock, Electric Light & Power System, Rev., 4.000%, 04/15/15	25
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	174
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16 (m)	288
230	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15 (m)	237

		1,190

	Water & Sewer — 0.0% (g)
25	County of El Paso, Water & Sewer, Series B, Rev., AGM, 5.250%, 03/01/15 (m)	25

	Total Texas	28,058

	Utah — 0.1%
	General Obligation — 0.1%
	Davis County, School District, School Builing Guaranty Program,
25	GO, 3.000%, 06/01/15	25
20	GO, 4.000%, 06/01/16	21
145	State of Utah, Series A, GO, 5.000%, 07/01/20	174

		220

	Other Revenue — 0.0% (g)
25	Summit County, Sales Tax, Rev., 3.000%, 12/15/14	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
65	Utah Water Finance Agency, Loan Financing Programme, Series A, Rev., AMBAC, 5.000%, 06/01/15 (m)	67

	Total Utah	312

	Vermont — 1.1%
	Housing — 0.9%
	Vermont Housing Finance Agency, Multiple Purpose,
2,000	Series B, Rev., 4.000%, 11/01/44	2,177
2,040	Series B, Rev., AMT, 4.125%, 11/01/42	2,153

		4,330

	Other Revenue — 0.2%
390	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	419
225	Vermont Municipal Bond Bank, Series 2, Rev., AMBAC, 4.000%, 12/01/14	225

		644

	Total Vermont	4,974

	Virgin Islands — 0.3%
	Prerefunded — 0.3%
	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes,
295	Rev., 5.000%, 12/01/14 (m) (p)	295
110	Rev., AGM, 5.000%, 12/01/14 (p)	110
1,175	Rev., AGM, 5.250%, 12/01/14 (m) (p)	1,176

	Total Virgin Islands	1,581

	Virginia — 0.4%
	Education — 0.0% (g)
20	Virginia College Building Authority, Educational Facilities, Century College, Series C, Rev., 4.000%, 02/01/15	20

	General Obligation — 0.0% (g)
25	City of Hampton, Public Improvement, Series A, GO, NATL-RE, 5.000%, 04/01/15	25
25	City of Roanoke, Public Improvement, Series A, GO, 2.000%, 02/01/15	25
25	County of Chesterfield, Public Improvement, Series B, GO, 5.000%, 01/01/15	25

		75

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16 (m)	610

	Other Revenue — 0.2%
25	City of Roanoke, Industrial Development Authority, Carilion Health System, Series C, Rev., AGM, 5.000%, 07/01/15	26
500	Louisa Industrial Development Authority, Pollution Control, Virginia Electric and Power Co. Project, Series C, Rev., VRDO, 1.500%, 12/01/14	500
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16 (m)	108
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	177
175	Series B, Rev., 5.000%, 11/01/26	203

		1,014

	Prerefunded — 0.1%
35	City of Richmond, Public Utility, Rev., AGM, 5.000%, 01/15/15 (p)	35
100	Virgina Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	105
50	Virginia Public School Authority, Rev., 4.000%, 12/01/14 (p)	50

		190

	Total Virginia	1,909

	Washington — 1.5%
	General Obligation — 0.2%
60	City of Seattle, Solid Waste, GO, 5.000%, 02/01/15	61
75	City of Vancouver, GO, NATL-RE, 5.250%, 12/01/14	75
50	Counties of Spokane & Whitman, Cheney School District No. 360-316, GO, 4.000%, 12/01/14	50
50	County of Clark, Camas School District No. 117, GO, AMBAC, 5.250%, 12/01/14	50
100	County of Clark, Evergreen School District No.114, Unlimited Tax, GO, 2.250%, 12/01/14	100
25	County of Clark, Vancouver School District No. 37, GO, NATL-RE, 5.500%, 06/01/15 (m)	26
50	County of Douglas, Eastmont School District No. 206, Unlimited Tax, GO, NATL-RE, 5.000%, 12/01/14	50
50	County of Pierce, Bethel School District No. 403, GO, NATL-RE, 5.000%, 12/01/14 (m)	50
50	County of Pierce, University Place School Dstrict No. 83, GO, AGM, 4.000%, 12/01/14 (m)	50
50	County of Snohomish, Edmonds School District No. 15, Unlimited Tax, GO, 3.500%, 12/01/14	50

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
100	County of Snohomish, Mukilteo School District No. 6, Unlimited Tax, GO, NATL-RE, 5.000%, 12/01/14	100
50	King County, Highline School District No. 401, Unlimited Tax, GO, 3.500%, 12/01/14	50
25	King County, Limited Tax, Series D, GO, 4.000%, 12/01/14	25
25	King County, Public Hospital District No. 2, Evergreen Healthcare, GO, NATL-RE, 5.000%, 12/01/14	25
50	King County, Renton School District No. 403, Unlimited Tax, GO, AGM, 5.000%, 12/01/14	50
30	Kitsap County, GO, NATL-RE, 5.000%, 07/01/15 (m)	31
45	Snohomish County Everett School District No. 2, GO, NATL-RE, 5.000%, 12/01/14	45
135	Snohomish County Monroe School District No. 103, GO, 3.000%, 12/01/14	135
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	27
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	118
30	Walla Walla County, Walla Walla School District No. 140, GO, AGM, 4.125%, 12/01/14	30
90	Yakima County, Limited Tax, GO, AGC, 3.000%, 12/01/14	90

		1,288

	Hospital — 0.6%
2,500	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., GNMA/FNMA, 3.500%, 06/01/44 (w)	2,658

	Other Revenue — 0.4%
90	City of Tacoma, Conservation System Project, Rev., 5.000%, 12/01/14 (m)	90
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	376
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	130
205	Seattle City Housing Authority, Rev., 1.000%, 09/15/15	206
50	Snohomish County Public Utility District No. 1, Generation System Revenue, Series A, Rev., 4.000%, 12/01/14	50
25	State of Washington, Federal Highway, SR 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/15	26
895	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	971

		1,849

	Prerefunded — 0.2%
75	County of Clark, Battleground School District No. 119, Series A, GO, AGM, 5.125%, 06/01/15 (p)	77
85	County of Clark, Evergreen School District No. 114, GO, AGM, 5.000%, 06/01/15 (p)	87
25	County of Grant, Public Utility District No. 2, Wanapum Hydroelectric Development, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/15 (p)	25
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	115
125	King County, Kent School District No. 415, GO, AGM, 5.000%, 12/01/14 (p)	125
25	King County, Limited Tax, GO, NATL-RE, FGIC, 5.000%, 01/01/15 (p)	25
55	Port of Tacoma, Series A, Rev., AMBAC, 5.250%, 12/01/14 (m) (p)	55
50	Skagit County Public Hospital District No. 1, Series A, GO, BHAC-CR, MBIA , NATL-RE, 5.500%, 12/01/14 (p)	50
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	100
25	State of Washington, Series A, GO, AGM, 5.000%, 07/01/15 (p)	26
50	State of Washington, Motor Vehicle Fuel Tax, Series E, GO, NATL-RE, 5.000%, 01/01/15 (p)	50
150	Thurston County Fire Protection District No. 9, GO, NATL-RE, 5.000%, 12/01/14 (p)	150

		885

	Utility — 0.1%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	403
25	Energy Northwest, Electric Revenue, Series A, Rev., 5.000%, 07/01/15 (m)	26
25	King County, Sewer Revenue, Rev., 4.000%, 01/01/15	25

		454

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued

	Total Washington	7,134

	West Virginia — 0.3%
	Education — 0.0% (g)
50	West Virginia Higher Education Policy Commission, Community & Technical Colleges, Capital improvement, Series A, Rev., 5.000%, 07/01/15	51

	General Obligation — 0.0% (g)
50	Preston County Board of Education, Public School, GO, 5.000%, 05/01/15	51

	Other Revenue — 0.2%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,013

	Prerefunded — 0.1%
50	Berkeley Brooke Fayette, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/14 (m) (p)	50
100	Ohio County Board of Education, Public School, GO, NATL-RE, 5.250%, 06/01/15 (m) (p)	103

		153

	Total West Virginia	1,268

	Wisconsin — 0.2%
	General Obligation — 0.1%
100	City & County of Manitowoc, Series B, GO, 3.000%, 02/01/15	100
50	County of Marathon, Series A, GO, 3.000%, 12/01/14	50
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	111

		261

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	316
	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.,
250	Series A, Rev., 2.000%, 07/01/15	252
100	Series A, Rev., 3.000%, 07/01/16	104

		672

	Prerefunded — 0.0% (g)
50	City of New Berlin, Rev., AGM, 3.300%, 12/01/14 (p)	50
	Milwaukee County, Corporate Purpose,
50	Series A, GO, NATL-RE, 5.000%, 12/01/14 (p)	50
25	Series B2, GO, AGM, 5.000%, 02/15/15 (p)	26
50	State of Wisconsin, Series B, GO, AGM, 5.000%, 05/01/15 (p)	51

		177

	Total Wisconsin	1,110

	Wyoming — 0.2%
	Housing — 0.1%
395	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	399

	Other Revenue — 0.1%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	679

	Total Wyoming	1,078

	Total Municipal Bonds (Cost $262,476)	265,450

Preferred Security — 0.0% (g)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
200	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e) (m) (Cost $225 )	212

Quarterly Demand Notes — 2.8%
	Pennsylvania — 1.5%
3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, Rev., VAR, 0.370%, 01/02/15	3,000
4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VRDO, 0.370%, 02/02/15	4,000

	Total Pennsylvania	7,000

	Texas — 1.3%
6,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Series 2012, Rev., VAR, 0.400%, 02/02/15	6,000

	Total Quarterly Demand Notes (Cost $13,000)	13,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Note — 0.9%
	Mississippi — 0.9%
4,041	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series C, Rev., VAR, 0.300%, 11/03/14 (Cost $4,041 )	4,041

U.S. Treasury Obligations — 2.4%
5,010	U.S. Treasury Bond, 3.125%, 08/15/44 (m)	5,214
6,159	U.S. Treasury Note, 2.375%, 08/15/24 (m)	6,258

	Total U.S. Treasury Obligations (Cost $11,085)	11,472

Weekly Demand Notes — 27.5%
	California — 3.4%
5,600	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/04/14	5,600
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.140%, 12/04/14	1,002
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 0.990%, 12/04/14	1,001
2,650	Series M, Rev., VRDO, 0.030%, 12/04/14 (m)	2,650
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.150%, 12/04/14	305
3,000	Sacramento Municipal Utility District, Subordinated Electric, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/04/14	3,000
2,500	State of California, Series D, GO, VAR, 0.809%, 12/04/14	2,522

	Total California	16,080

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.290%, 12/04/14	150

	Florida — 1.6%
2,000	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., 1.000%, 12/04/14	2,000
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/04/14	5,650

	Total Florida	7,650

	Georgia — 3.2%
7,080	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.090%, 12/04/14 (m)	7,080
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/04/14	500
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VRDO, 0.320%, 12/04/14	2,000
	Private Colleges & Universities Authority, Emory University,
700	Series B, Subseries B-2, Rev., VRDO, 0.040%, 12/04/14 (m)	700
4,600	Series C-4, Rev., VRDO, 0.040%, 12/04/14	4,600

	Total Georgia	14,880

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 12/04/14 (m)	850

	Maryland — 0.5%
2,580	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.040%, 12/04/14 (m)	2,580

	Missouri — 0.8%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 12/04/14	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.060%, 12/04/14	1,200

	Total Missouri	3,800

	New Jersey — 0.2%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.740%, 12/04/14	705

	New Mexico — 0.8%
3,955	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.040%, 12/04/14	3,955

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — 1.5%
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, 0.070%, 12/04/14	1,200
925	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.313%, 12/04/14	889
1,000	New York City, Series J-7, GO, VAR, 0.510%, 12/04/14	1,000
2,985	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.040%, 12/04/14	2,985
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 12/04/14	1,100

	Total New York	7,174

	North Carolina — 1.3%
3,690	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/04/14 (m)	3,690
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 12/04/14 (m)	1,055
1,600	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/04/14	1,600

	Total North Carolina	6,345

	Ohio — 0.6%
1,800	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/04/14	1,800
800	Ohio State University, Series B, GO, VRDO, 0.040%, 12/04/14 (m)	800

	Total Ohio	2,600

	Pennsylvania — 2.0%
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/04/14	5,000
1,000	Downingtown Area School District, Chester County, GO, VRDO, 0.410%, 12/04/14	998
	Pennsylvania Turnpike Commission,
1,155	Series B, Rev., VAR, 0.440%, 12/04/14	1,155
2,000	Series B-1, Rev., 0.490%, 12/04/14	2,000

	Total Pennsylvania	9,153

	Tennessee — 2.8%
3,020	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.060%, 12/04/14 (e)	3,020
5,000	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.060%, 12/04/14 (m)	5,000
5,200	Shelby County, Public Improvement & School, Series B, GO, VRDO, 0.040%, 12/04/14 (m)	5,200

	Total Tennessee	13,220

	Texas — 6.0%
1,000	City of Houston, Airport System Revenue, Rev., VRDO, AMT, AGM, 0.260%, 12/04/14	914
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.720%, 12/04/14	2,013
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.630%, 12/04/14	1,003
6,700	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, 0.030%, 12/04/14	6,700
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.030%, 12/04/14 (m)	2,200
895	State of Texas, Series C, GO, VRDO, 0.050%, 12/04/14	895
3,045	State of Texas, Veterans Housing Assistance Program, Series B, GO, VRDO, 0.040%, 12/04/14	3,045
9,750	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A, Rev., VRDO, 0.230%, 12/04/14 (m)	9,750
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/04/14	1,060
495	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.020%, 12/04/14	495

	Total Texas	28,075

	Vermont — 0.8%
3,940	Vermont Housing Finance Agency, Single Family Housing, Series 24-A, Rev., VRDO, AGM, 0.090%, 12/04/14 (m)	3,940

	Virginia — 1.7%
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.050%, 12/04/14	4,800

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Virginia — continued
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.040%, 12/04/14 (e)	3,450

	Total Virginia	8,250

	Washington — 0.1%
150	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/04/14 (e)	150
315	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/04/14 (m) (p)	315

	Total Washington	465

	Total Weekly Demand Notes (Cost $129,813)	129,872

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
— (h)	Eurodollar, Expiring 12/14/15, at $98.75, American Style	24

NOTIONAL AMOUNT($)
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
1,188	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A.	8

	Total Options Purchased (Cost $138)	32

PRINCIPAL AMOUNT($)
Short-Term Investments— 0.8%
	U.S. Treasury Obligations— 0.5%
1,835	U.S. Treasury Bill, 0.028%, 03/12/15 (k) (m) (n)	1,835
770	U.S. Treasury Bills, 0.042%, 01/08/15 (k) (m) (n)	770

	Total U.S. Treasury Obligations	2,605

SHARES
	Investment Company — 0.3%
1,200	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	1,200

	Total Short-Term Investments (Cost $3,805)	3,805

	Total Investments — 101.2% (Cost $474,068)	477,136
	Liabilities in Excess of Other Assets — (1.2)%	(5,497)

	NET ASSETS — 100.0%	$471,639

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(3,761)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 01/25/44	(3,791)
(3,846)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 12/25/44	(3,887)

	(Proceeds received of $7,589)	(7,678)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	U.S. Long Bond	03/20/15	$428	$3
124	90 Day Eurodollar	03/14/16	30,698	39
73	90 Day Eurodollar	12/18/17	17,825	92
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	03/20/15	(508)	(4)
(2)	U.S. Ultra Bond	03/20/15	(322)	(7)
(230)	2 Year U.S. Treasury Note	03/31/15	(50,402)	(58)
(107)	5 Year U.S. Treasury Note	03/31/15	(12,786)	(74)
(3)	90 Day Eurodollar	12/14/15	(744)	— (h)
(131)	90 Day Eurodollar	06/13/16	(32,354)	5
(127)	90 Day Eurodollar	03/13/17	(31,161)	(21)
(73)	90 Day Eurodollar	12/17/18	(17,758)	(73)

				$(98)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
160	AUD	Royal Bank of Canada	04/28/15	$135	$135	$— (h)
160	AUD	Union Bank of Switzerland AG	04/28/15	138	135	(3)
160	AUD	Westpac Banking Corp.	04/28/15	137	135	(2)

266	CAD	Royal Bank of Canada	12/19/14	242	232	(10)
264	CAD	Union Bank of Switzerland AG	12/19/14	239	231	(8)

628	CHF	Goldman Sachs International	03/10/15	663	651	(12)
752	CHF	Union Bank of Switzerland AG	03/10/15	797	780	(17)

258	EUR	Union Bank of Switzerland AG	01/14/15	329	321	(8)
902	EUR	Goldman Sachs International	03/18/15	1,146	1,122	(24)
887	EUR	Merrill Lynch International	03/18/15	1,131	1,103	(28)
500	EUR	Union Bank of Switzerland AG	03/18/15	643	622	(21)
620	EUR	Deutsche Bank AG	03/19/15	792	772	(20)

370	GBP	TD Bank Financial Group	12/02/14	614	578	(36)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
200	GBP	Goldman Sachs International	03/19/15	323	312	(11)
145	GBP	Merrill Lynch International	03/19/15	236	226	(10)
144	GBP	Union Bank of Switzerland AG	03/19/15	231	225	(6)

64,290	JPY	Barclays Bank plc	12/02/14	612	542	(70)

4,420	MXN	Union Bank of Switzerland AG	03/12/15	322	316	(6)

160	NZD	Deutsche Bank AG	04/28/15	123	124	1
160	NZD	Union Bank of Switzerland AG	04/28/15	122	124	2
160	NZD	Westpac Banking Corp.	04/28/15	124	124	– (h)

				$9,099	$8,810	$(289)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
160	AUD	Goldman Sachs International	04/28/15	$138	$134	$4
320	AUD	Westpac Banking Corp.	04/28/15	277	269	8

530	CAD	HSBC Bank, N.A.	12/19/14	482	463	19

250	CHF	Credit Suisse International	03/10/15	269	259	10
1,130	CHF	Union Bank of Switzerland AG	03/10/15	1,193	1,171	22

512	EUR	Union Bank of Switzerland AG	01/14/15	643	637	6
1,789	EUR	BNP Paribas	03/18/15	2,306	2,226	80
635	EUR	Goldman Sachs International	03/18/15	805	790	15
254	EUR	Morgan Stanley	03/18/15	317	316	1
754	EUR	Union Bank of Switzerland AG	03/18/15	948	938	10
250	EUR	Goldman Sachs International	03/19/15	318	311	7
185	EUR	Merrill Lynch International	03/19/15	236	230	6
185	EUR	Union Bank of Switzerland AG	03/19/15	232	230	2

370	GBP	Barclays Bank plc	12/02/14	603	578	25
489	GBP	Deutsche Bank AG	03/19/15	780	763	17

64,290	JPY	TD Bank Financial Group	12/02/14	619	542	77
164,733	JPY	Morgan Stanley	05/18/15	1,418	1,390	28

354,750	KRW	Union Bank of Switzerland AG †	03/12/15	322	317	5

520	NZD	Union Bank of Switzerland AG	12/15/14	400	406	(6)
160	NZD	Goldman Sachs International	04/28/15	124	123	1
320	NZD	Westpac Banking Corp.	04/28/15	247	248	(1)

889	SGD	Union Bank of Switzerland AG	02/24/15	698	682	16
381	SGD	Westpac Banking Corp.	02/24/15	293	292	1

				$13,668	$13,315	$353

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175%	$74.00	$(9)	$10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175	70	(9)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.015	40	(4)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.175	109	(13)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.175	13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.175	60	(6)	7
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/19	0.773	3,750	(49)	39
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/19	0.817	3,760	(41)	44
U.S. Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	70	(5)	5
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	40	6	(6)
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	90	13	(8)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/19	1.658	620	18	(23)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/19	1.620	1,870	52	(79)
Staples, Inc. 2.750%, 01/12/18	1.000% quarterly	12/20/19	1.591	130	3	(7)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	12/20/19	0.634	250	(5)	3
U.S. Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	70	(5)	4
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	12/20/19	4.390	130	19	(12)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.584	80	2	(4)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.490	122	(13)	13
Credit Suisse International:
MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.685	130	(6)	6
Goldman Sachs International:
U.S. Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	70	(5)	4
Morgan Stanley Capital Services
AK Steel Corp., 7.625%, 05/15/20	5.000% quarterly	12/20/19	6.965	60	4	(2)
AK Steel Corp., 7.625%, 05/15/20	5.000% quarterly	12/20/19	6.965	60	4	(2)
Federal Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	12/20/19	1.531	2,500	59	(52)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/19	2.547	70	5	(3)
U.S. Steel Corp., 6.650%, 06/01/37	5.000% quarterly	12/20/19	3.618	70	(5)	5

					$9	$(32)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	$120	$22		$(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	36		(59)
CDX.EM.22-V1	1.000% quarterly	12/20/19	2.719	2,130	162		(160)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	18		(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	41		(59)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.779	150	—	(h)	(24)

					$279		$(353)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.607%		$12,600	$(264)	$218
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.583	EUR	9,840	(277)	233

						$(541)	$451

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.266%	$30	$— (h)	$3
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	80	(3)	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	60	(2)	5
Deutsche Bank AG, New York:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	130	(9)	18
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	10.663	30	(1)	1
Goldman Sachs International:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.266	60	(1)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	11.512	60	(5)	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	90	(6)	9
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	11.442	130	(9)	11

					$(36)	$63

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.872%	$150	$(5)	$49

Centrally Cleared Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2014 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	3.071%		$320	$28	$(20)
iTraxx Europe 22.1*	5.000% quarterly	12/20/19	3.206	EUR	7,850	873	(676)

						901	(696)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.803% semi-annually	3 month LIBOR quarterly	11/10/19	10,782	(110)
2.663% semi-annually	3 month LIBOR quarterly	09/25/24	2,412	(93)
2.655% semi-annually	3 month LIBOR quarterly	09/30/24	3,467	(130)
3.080% semi-annually	3 month LIBOR quarterly	11/05/44	1,576	(73)
3.082% semi-annually	3 month LIBOR quarterly	11/05/44	3,152	(148)
3 month LIBOR quarterly	3.070% semi-annually	11/10/44	2,538	111

				(443)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	$450	$—	(h)
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	450	—	(h)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	0.198% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	440	2

					2

OPTIONS WRITTEN

Put Options Written Amounts in thousands, except number of Options contracts

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/14	141	$(1)

(Premiums received of $26.)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
AUD	—	Australian Dollar
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CIFG	—	Insured by CDC IXIS Financial Guaranty
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GRAN	—	Grant Revenue Anticipation Notes
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDA	—	Industrial Development Authority
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MXN	—	Mexican Peso
NATL	—	Insured by National Public Finance Guarantee Corp.
NZD	—	New Zealand Dollar
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TBA	—	To Be Announced
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay interest in kind (“PIK”) or pay in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	When-issued security.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,907
Aggregate gross unrealized depreciation	(839)

Net unrealized appreciation/depreciation	$3,068

Federal income tax cost of investments	$474,068

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$7,342	$7,342
Collateralized Mortgage Obligations
Agency CMO	—	117	—	117
Non-Agency CMO	—	2,025	3,386	5,411

Total Collateralized Mortgage Obligations	—	2,142	3,386	5,528

Commercial Mortgage-Backed Securities	—	—	251	251
Corporate Bonds
Consumer Discretionary	—	1,621	—	1,621
Consumer Staples	—	53	—	53
Energy	—	1,683	—	1,683
Financials	—	1,041	—	1,041
Health Care	—	74	—	74
Industrials	—	403	—	403
Information Technology	—	2,930	—	2,930
Materials	—	703	—	703
Telecommunication Services	—	547	—	547
Utilities	—	78	—	78

Total Corporate Bonds	—	9,133	—	9,133

Daily Demand Notes
Florida	—	500	—	500
Kansas	—	515	—	515
Louisiana	—	1,125	—	1,125
Massachusetts	—	150	—	150
Minnesota	—	1,000	—	1,000
Mississippi	—	105	—	105
New Hampshire	—	2,725	—	2,725
New York	—	850	—	850
North Carolina	—	200	—	200
Oregon	—	150	—	150
Pennsylvania	—	750	—	750
Virginia	—	185	—	185
Washington	—	110	—	110

Total Daily Demand Notes	—	8,365	—	8,365

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Event-Linked Bonds	$—	$5,817	$—	$5,817
Monthly Demand Notes
California	—	1,002	—	1,002
Vermont	—	741	—	741

Total Monthly Demand Notes	—	1,743	—	1,743

Mortgage Pass-Through Securities	—	10,812	261	11,073
Municipal Bonds
Alabama	—	1,266	—	1,266
Alaska	—	869	—	869
Arizona	—	2,804	—	2,804
Arkansas	—	3,522	—	3,522
California	—	8,404	—	8,404
Colorado	—	2,164	—	2,164
Connecticut	—	4,891	—	4,891
Delaware	—	1,348	—	1,348
District of Columbia	—	2,600	—	2,600
Florida	—	17,548	—	17,548
Georgia	—	6,239	—	6,239
Hawaii	—	413	—	413
Illinois	—	19,868	—	19,868
Indiana	—	12,341	—	12,341
Iowa	—	1,234	—	1,234
Kansas	—	1,724	—	1,724
Kentucky	—	3,746	—	3,746
Louisiana	—	4,257	—	4,257
Maine	—	2,842	—	2,842
Maryland	—	2,091	—	2,091
Massachusetts	—	9,155	—	9,155
Michigan	—	12,275	—	12,275
Minnesota	—	6,202	—	6,202
Mississippi	—	940	—	940
Missouri	—	6,178	—	6,178
Montana	—	1,233	—	1,233
Nebraska	—	1,531	—	1,531
Nevada	—	1,177	—	1,177
New Hampshire	—	1,689	—	1,689
New Jersey	—	15,723	—	15,723
New Mexico	—	2,051	—	2,051
New York	—	19,192	—	19,192
North Carolina	—	4,587	—	4,587
North Dakota	—	2,940	—	2,940
Ohio	—	12,533	—	12,533
Oklahoma	—	665	—	665
Oregon	—	4,192	—	4,192
Pennsylvania	—	4,031	—	4,031
Rhode Island	—	46	—	46
South Carolina	—	5,130	—	5,130
South Dakota	—	3,544	—	3,544
Tennessee	—	2,841	—	2,841
Texas	—	28,058	—	28,058
Utah	—	312	—	312
Vermont	—	4,974	—	4,974
Virgin Islands	—	1,581	—	1,581
Virginia	—	1,909	—	1,909
Washington	—	7,134	—	7,134
West Virginia	—	1,268	—	1,268

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wisconsin	$—	$1,110	$—	$1,110
Wyoming	—	1,078	—	1,078

Total Municipal Bonds	—	265,450	—	265,450

Preferred Securities
Financials	—	212	—	212
Quarterly Demand Notes
Pennsylvania	—	7,000	—	7,000
Texas	—	6,000	—	6,000

Total Quarterly Demand Notes	—	13,000	—	13,000

Semi-Annual Demand Notes
Mississippi	—	4,041	—	4,041
U.S. Treasury Obligations	—	11,472	—	11,472
Weekly Demand Notes
California	—	16,080	—	16,080
Delaware	—	150	—	150
Florida	—	7,650	—	7,650
Georgia	—	14,880	—	14,880
Illinois	—	850	—	850
Maryland	—	2,580	—	2,580
Missouri	—	3,800	—	3,800
New Jersey	—	705	—	705
New Mexico	—	3,955	—	3,955
New York	—	7,174	—	7,174
North Carolina	—	6,345	—	6,345
Ohio	—	2,600	—	2,600
Pennsylvania	—	9,153	—	9,153
Tennessee	—	13,220	—	13,220
Texas	—	28,075	—	28,075
Vermont	—	3,940	—	3,940
Virginia	—	8,250	—	8,250
Washington	—	465	—	465

Total Weekly Demand Notes	—	129,872	—	129,872

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	8	—	8
Put Option Purchased	24	—	—	24

Total Options Purchased	24	8	—	32

Short-Term Investments
U.S. Treasury Obligations	—	2,605	—	2,605
Investment Company	1,200	—	—	1,200

Total Short-Term Investments	1,200	2,605	—	3,805

Total Investments in Securities	$1,224	$464,672	$11,240	$477,136

Liabilities
Debt Securities
TBA Short Commitment	$—	$(7,678)	$—	$(7,678)
Option Written
Put Option Purchased	(1)	—	—	(1)

Total Liabilities	$(1)	$(7,678)	$—	$(7,679)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$363	$—	$363
Futures Contracts	139	—	—	139

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$423	$—	$423

Total Appreciation in Other Financial Instruments	139	786	—	925

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(299)	$—	$(299)
Futures Contracts	(237)	—	—	(237)
Swaps	$—	$(772)	$—	$(772)

Total Depreciation in Other Financial Instruments	(237)	(1,071)	—	(1,308)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities	$3,107	$31	$(20)	$45	$4,829	$(650)	$—	$—	$7,342
Collateralized Mortgage Obligations — Non-Agency CMO	82	4	(211)	(1)	3,662	(150)	—	—	3,386
Commercial Mortgage-Backed Securities	—	—	— (a)	—	251	—	—		251
Mortgage Pass-Through Securities	—	—	—	—	261	—			261

	$3,189	$35	$(231)	$44	$9,003	$(800)	$—	$—	$11,240

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(231,000).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$7,342	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.37%)
			Constant Default Rate	4.00% - 18.00% (9.77%)
			Yield (Discount Rate of Cash Flows)	2.12% - 5.96% (4.38%)

Asset-Backed Securities	7,342

	3,139	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (9.83%)
			Constant Default Rate	0.00% - 13.46% (0.46%)
			Yield (Discount Rate of Cash Flows)	2.77% - 4.95% (3.92%)

Collateralized Mortgage Obligations	3,139

	251	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.19% (N/A)

Commercial Mortgage-Backed Securities	251

Total	$10,732

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $508,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 5.6% (n)
	Arizona — 0.2%
32,500	City of Phoenix, Civic Improvement Corp., Series A-1, 0.100%, 03/02/15 (m)	32,500
	California — 0.7%
	California Statewide Communities Development Authority,
27,000	0.140%, 02/03/15 (m)	27,000
45,000	0.150%, 12/01/14 (m)	45,000
35,000	0.150%, 02/02/15 (m)	35,000
20,000	State of California, Series A-1, 0.080%, 01/30/15 (m)	20,000

		127,000

	Florida — 0.2%
34,900	City of Gainesville, Utilities System, Series C, 0.170%, 02/02/15 (m)	34,900

	Maryland — 0.9%
	County of Montgomery,
36,605	0.070%, 12/01/14 (m)	36,605
88,000	0.070%, 12/02/14 (m)	88,000
36,110	Maryland Health & Higher Educational Facilities Authority, Series B, 0.070%, 12/01/14 (m)	36,110

		160,715

	Minnesota — 0.4%
	City of Rochester, Health Care Facilities,
45,000	0.070%, 12/01/14 (m)	45,000
30,000	0.090%, 12/01/14 (m)	30,000

		75,000

	Missouri — 0.6%
	Missouri Development Finance Board,
32,414	0.080%, 12/04/14 (m)	32,414
27,221	0.080%, 12/04/14 (m)	27,221
23,331	0.080%, 12/04/14 (m)	23,331
25,000	Missouri State Health & Educational Facilities Authority, 0.090%, 01/07/15 (m)	25,000

		107,966

	Nevada — 0.7%
134,000	Las Vegas Valley Water District, Series 04-B, 0.070%, 12/01/14 (m)	134,000

	Tennessee — 0.4%
	Nashville & Davidson County Metropolitan Government,
30,000	0.080%, 12/09/14 (m)	30,000
47,500	0.100%, 12/08/14 (m)	47,500

		77,500

	Texas — 0.1%
20,000	City of Austin, Utilities System, Series A, 0.090%, 03/02/15 (m)	20,000

	Wisconsin — 1.4%
	State of Wisconsin,
61,000	0.080%, 12/01/14 (m)	61,000
69,589	0.100%, 02/04/15 (m)	69,589
130,610	0.110%, 12/01/14 (m)	130,610

		261,199

	Total Commercial Paper (Cost $1,030,780)	1,030,780

Daily Demand Notes — 14.8%
	Alabama — 0.1%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.050%, 12/01/14	13,000
575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.050%, 12/01/14 (m)	575

		13,575

	Alaska — 0.4%
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
32,800	Rev., VRDO, 0.050%, 12/01/14 (m)	32,800
17,790	Series A, Rev., VRDO, 0.050%, 12/01/14 (m)	17,790
12,750	Series B, Rev., VRDO, 0.050%, 12/01/14 (m)	12,750
9,950	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.050%, 12/01/14 (m)	9,950

		73,290

	Arizona — 0.3%
	Phoenix City IDA, Health Care Facilities, Mayo Clinic,
32,000	Series A, Rev., VRDO, 0.040%, 12/01/14	32,000
27,800	Series B, Rev., VRDO, 0.030%, 12/01/14	27,800

		59,800

	California — 0.2%
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.040%, 12/01/14 (e)	665
750	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 12/01/14	750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	California — continued
17,700	California Municipal Finance Authority, Exxon Mobil Project, Rev., VRDO, 0.030%, 12/01/14	17,700
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.040%, 12/01/14 (m)	1,050
1,454	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.040%, 12/01/14	1,454
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.030%, 12/01/14	200
1,800	VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/01/14	1,800
3,670	Irvine Ranch Water District, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/14	3,670
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series A, VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/14	1,100
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 12/01/14 (e)	800
	State of California, Kindergarten,
4,150	Series A4, GO, VRDO, LOC: Citibank N.A., 0.030%, 12/01/14	4,150
3,000	Series B3, GO, VRDO, LOC: Citibank N.A., 0.020%, 12/01/14	3,000

		36,339

	Delaware — 0.1%
20,265	University of Delaware, Series B, Rev., VRDO, 0.060%, 12/01/14	20,265

	Florida — 0.0% (g)
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 12/01/14 (e)	675

	Georgia — 0.4%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.100%, 12/01/14	65,000

	Illinois — 0.3%
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 12/01/14	10,380
3,615	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.050%, 12/01/14 (m)	3,615
9,620	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/01/14	9,620
19,895	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.040%, 12/01/14	19,895
	Illinois Finance Authority, University of Chicago Medical Center,
11,450	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/01/14	11,450
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/01/14	1,340

		56,300

	Indiana — 0.2%
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/01/14	12,730
28,800	Indiana Finance Authority, Lease Appropriation, Series A-3, Rev., VAR, 0.040%, 12/01/14	28,800

		41,530

	Iowa — 0.2%
31,540	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	31,540
12,150	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	12,150

		43,690

	Kansas — 0.3%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/01/14	19,720

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Kansas — continued
17,690	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	17,690

		51,410

	Kentucky — 0.3%
50,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.050%, 12/01/14 (m)	50,000

	Louisiana — 0.1%
6,950	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.050%, 12/01/14	6,950
8,945	East Baton Rouge Parish, PCR, Exxon Project, Rev., VRDO, 0.050%, 12/01/14	8,945

		15,895

	Maryland — 0.0% (g)
6,750	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/01/14	6,750

	Massachusetts — 0.4%
16,000	Massachusetts Development Finance Agency, Partners HealthCare System Issue, Series M-1, Rev., VAR, LOC: U.S. Bank N.A., 0.030%, 12/01/14	16,000
10,600	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., VAR, 0.050%, 12/01/14 (e)	10,600
7,300	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-2, Rev., VRDO, 0.040%, 12/01/14	7,300
7,150	Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/01/14	7,150
41,450	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.050%, 12/01/14	41,450

		82,500

	Michigan — 0.3%
48,115	Regent of the University of Michigan, Series D-1, Rev., VRDO, 0.020%, 12/01/14	48,115

	Minnesota — 0.1%
19,285	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/01/14 (e)	19,285

	Mississippi — 0.8%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
18,400	Series B, Rev., VRDO, 0.050%, 12/01/14	18,400
2,165	Series C, Rev., VRDO, 0.040%, 12/01/14	2,165
14,820	Series C, Rev., VRDO, 0.040%, 12/01/14	14,820
9,000	Series D, Rev., VRDO, 0.050%, 12/01/14	9,000
16,690	Series F, Rev., VRDO, 0.050%, 12/01/14	16,690
15,255	Series G, Rev., VRDO, 0.040%, 12/01/14	15,255
21,280	Series G, Rev., VRDO, 0.040%, 12/01/14	21,280
7,300	Series G, Rev., VRDO, 0.050%, 12/01/14	7,300
23,050	Series H, Rev., VRDO, 0.050%, 12/01/14	23,050
6,350	Series J, Rev., VRDO, 0.050%, 12/01/14	6,350
15,300	Series L, Rev., VRDO, 0.050%, 12/01/14	15,300

		149,610

	Missouri — 0.2%
33,005	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 12/01/14	33,005
7,450	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/01/14	7,450
4,400	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.040%, 12/01/14	4,400

		44,855

	Nebraska — 0.1%
24,345	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	24,345

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New Hampshire — 0.2%
33,200	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.050%, 12/01/14	33,200

	New York — 7.3%
	City of New York, Fiscal Year 2004,
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 12/01/14	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 12/01/14	1,325
6,950	City of New York, Fiscal Year 2006, Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.040%, 12/01/14	6,950
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/01/14	62,040
18,900	Series L, Subseries L-3, GO, VRDO, 0.050%, 12/01/14	18,900
2,400	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	2,400
	City of New York, Fiscal Year 2012,
36,520	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.040%, 12/01/14	36,520
30,300	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	30,300
33,000	Series G, Subseries G-5, GO, VRDO, 0.040%, 12/01/14	33,000
60,835	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.040%, 12/01/14	60,835
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/01/14	3,550
75,015	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.040%, 12/01/14	75,015
	City of New York, Fiscal Year 2014,
15,200	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	15,200
19,600	Subseries D-4, GO, VRDO, LOC: TD Bank N.A., 0.040%, 12/01/14	19,600
23,030	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/01/14 (e)	23,030
87,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.040%, 12/01/14	87,850
42,735	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.040%, 12/01/14	42,735
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
42,225	Series A, Subseries A-2, Rev., VRDO, 0.040%, 12/01/14	42,225
30,000	Series B, Subseries B-1, Rev., VRDO, 0.040%, 12/01/14	30,000
20,550	Series B, Subseries B-4, Rev., VRDO, 0.040%, 12/01/14	20,550
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
48,950	Series AA, Subseries AA-1, Rev., VRDO, 0.040%, 12/01/14	48,950
5,900	Subseries AA-1B, Rev., VRDO, 0.040%, 12/01/14	5,900
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
76,300	Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 12/01/14	76,300
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.040%, 12/01/14	27,185
10,990	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-2, Rev., VRDO, 0.050%, 12/01/14	10,990
28,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.050%, 12/01/14	28,600
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
24,570	Series DD, Subseries DD-1, Rev., VRDO, 0.040%, 12/01/14	24,570
1,850	Subseries DD-3B, Rev., VRDO, 0.040%, 12/01/14	1,850

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New York — continued
36,200	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VAR, 0.040%, 12/01/14	36,200
39,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.040%, 12/01/14	39,100
33,805	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.040%, 12/01/14	33,805
27,850	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.040%, 12/01/14	27,850
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
40,585	Subseries A-4, Rev., VRDO, 0.040%, 12/01/14	40,585
60,100	Subseries D-4, Rev., VRDO, 0.040%, 12/01/14	60,100
93,070	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.040%, 12/01/14	93,070
	New York City Transitional Finance Authority, New York City Recovery,
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.050%, 12/01/14	14,865
19,285	Series 3, Subseries 3-E, Rev., VRDO, 0.050%, 12/01/14	19,285
750	Series 3, Subseries 3-H, Rev., VRDO, 0.040%, 12/01/14 (m)	750
54,155	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/01/14	54,155
18,075	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	18,075
	Triborough Bridge & Tunnel Authority,
12,465	Series A-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.040%, 12/01/14	12,465
37,200	Series F, Rev., VRDO, 0.050%, 12/01/14	37,200
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
16,580	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	16,580
6,930	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	6,930

		1,347,485

	North Carolina — 0.4%
800	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	800
	University of North Carolina, University Hospital at Chapel Hill,
29,585	Series A, Rev., VRDO, 0.060%, 12/01/14 (m)	29,585
39,825	Series B, Rev., VRDO, 0.060%, 12/01/14	39,825

		70,210

	Ohio — 0.3%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/01/14	29,685
19,875	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.040%, 12/01/14	19,875

		49,560

	Oregon — 0.0% (g)
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/01/14 (m)	2,100

	Pennsylvania — 0.4%
12,735	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/01/14	12,735
	County of Montour, Geisinger Authority, Health System,
10,130	Series A, Rev., VAR, 0.020%, 12/01/14	10,130
38,600	Series B, Rev., VRDO, 0.030%, 12/01/14	38,600
13,100	Series B, Rev., VRDO, 0.030%, 12/01/14	13,100

		74,565

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Rhode Island — 0.0% (g)
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.050%, 12/01/14 (m)	450

	South Carolina — 0.0% (g)
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	8,430

	South Dakota — 0.1%
20,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	20,000

	Texas — 0.5%
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
1,300	Rev., VRDO, 0.050%, 12/01/14	1,300
7,500	Series A, Rev., VRDO, 0.050%, 12/01/14 (m)	7,500
25,000	Harris County Industrial Development Corp., Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.030%, 12/01/14	25,000
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.050%, 12/01/14	1,335
3,450	Series A, Rev., VRDO, 0.050%, 12/01/14 (m)	3,450
4,950	Series A-2, Rev., VRDO, 0.050%, 12/01/14	4,950
5,050	Subseries B-4, Rev., VRDO, 0.050%, 12/01/14	5,050
12,900	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.050%, 12/01/14	12,900
	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project,
39,485	Rev., VRDO, 0.030%, 12/01/14	39,485
130	Subseries A-3, Rev., VRDO, 0.050%, 12/01/14	130

		101,100

	Virginia — 0.3%
7,845	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/01/14	7,845
2,875	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.050%, 12/01/14	2,875
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.050%, 12/01/14	34,865

		45,585

	Washington — 0.1%
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/01/14 (e)	10,000
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/01/14	215

		10,215

	Wisconsin — 0.1%
22,500	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/01/14	22,500

	Wyoming — 0.3%
	County of Lincoln, PCR, Exxon Project,
3,320	Series B, Rev., VRDO, 0.030%, 12/01/14	3,320
1,990	Series C, Rev., VRDO, 0.030%, 12/01/14	1,990
32,600	County of Lincoln, Wyoming Pollution Control, ExxonMobile Project, Rev., VAR, AMT, 0.050%, 12/01/14	32,600
20,500	County of Sublette, Wyoming Pollution Control, ExxonMobile Project, Rev., VAR, AMT, 0.050%, 12/01/14	20,500

		58,410

	Total Daily Demand Notes (Cost $2,747,039)	2,747,039

Monthly Demand Notes — 0.4%
	California — 0.0% (g)
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/08/14	2,400

	Massachusetts — 0.1%
30,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.040%, 12/01/14 (m)	30,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Monthly Demand Notes — continued
	New York — 0.2%
35,900	New York State Housing Finance Agency, Gotham West Housing, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	35,900

	Virginia — 0.1%
11,850	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/08/14	11,850

	Total Monthly Demand Notes (Cost $80,150)	80,150

Municipal Bonds — 8.7%
	California — 2.2%
35,000	City of Los Angeles, GO, TRAN, 1.500%, 06/25/15	35,274
366,250	State of California, Rev., RAN, 1.500%, 06/22/15	369,053

		404,327

	Colorado — 0.3%
45,000	State of Colorado, General Fund, Series A, Rev., TRAN, 2.000%, 06/26/15	45,478

	District of Columbia — 0.1%
25,000	District of Columbia, GO, TRAN, 1.500%, 09/30/15 (w)	25,284

	Kentucky — 0.8%
150,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/24/15	152,523

	Massachusetts — 0.5%
	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax,
35,000	Series A, Rev., BAN, 1.500%, 07/16/15	35,299
50,000	Series A, Rev., BAN, 5.000%, 07/16/15	51,518

		86,817

	New York — 1.0%
104,955	City of New York, Fiscal Year 2014, Series J, GO, 2.000%, 08/01/15	106,265
70,979	County of Broome, GO, BAN, 1.500%, 05/07/15	71,326

		177,591

	Pennsylvania — 0.1%
20,300	Dallastown Area School District, GO, VAR, 1.256%, 12/28/14	20,369

	Texas — 3.6%
666,000	State of Texas, GO, TRAN, 1.500%, 08/31/15	672,805

	Washington — 0.1%
20,300	County of King, Bellevue School District No. 405, GO, 5.000%, 12/01/14	20,300

	Total Municipal Bonds (Cost $1,605,494)	1,605,494

Quarterly Demand Note — 0.3%
59,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1329, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 12/08/14 (e) (Cost $59,995)	59,995

Semi-Annual Demand Notes — 0.7%
	New York — 0.7%
	Deutsche Bank Spears/Lifers Trust, Various States,
103,490	Series DB-620, Rev., VAR, AGC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	103,490
27,961	Series DB-623, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	27,961

	Total Semi-Annual Demand Notes (Cost $131,451)	131,451

Weekly Demand Notes — 63.8%
	Alabama — 0.1%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.060%, 12/08/14	15,000

	Alaska — 1.1%
	Alaska Housing Finance Corp., Governmental Purpose,
41,060	Series A, Rev., VRDO, 0.020%, 12/08/14	41,060
33,405	Series B, Rev., VRDO, 0.040%, 12/08/14	33,405
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.040%, 12/08/14	12,300
	Alaska Housing Finance Corp., Home Mortgage,
30,880	Series A, Rev., VRDO, 0.040%, 12/08/14	30,880
80,880	Series B, Rev., VRDO, 0.030%, 12/08/14	80,880

		198,525

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Arizona — 0.7%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/08/14	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/08/14	7,160
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14 (m)	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/08/14	21,700
40,350	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	40,350

		129,110

	California — 7.0%
26,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/08/14	26,980
784	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 12/08/14 (e)	784
13,800	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	13,800
22,800	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.030%, 12/08/14	22,800
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: MUFG Union Bank N.A., 0.040%, 12/08/14	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.040%, 12/08/14	30,000
1,320	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14 (m)	1,320
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 0.030%, 12/08/14	2,870
82,650	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.030%, 12/08/14	82,650
4,785	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.040%, 12/08/14	4,785
	California Statewide Communities Development Authority, Kaiser Permanente,
60,300	Series B, Rev., VRDO, 0.030%, 12/08/14 (m)	60,300
39,100	Series B, Rev., VRDO, 0.040%, 12/08/14	39,100
52,500	Series C-1, Rev., VRDO, 0.030%, 12/08/14	52,500
10,500	Series C-2, Rev., VRDO, 0.030%, 12/08/14	10,500
56,850	Series C-3, Rev., VRDO, 0.030%, 12/08/14	56,850
52,380	Series E, Rev., VRDO, 0.030%, 12/08/14	52,380
52,150	Series L, Rev., VRDO, 0.030%, 12/08/14	52,150
93,100	Series M, Rev., VRDO, 0.030%, 12/08/14	93,100
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	8,700
900	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	900
12,830	City of Los Angeles, Wastewater System, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.030%, 12/08/14	12,830
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	1,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	5,350
	Deutsche Bank Spears/Lifers Trust, Various States,
44,270	Series DB-287, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	44,270
1,375	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	1,375
12,915	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	12,915
40,860	Series DB-332, GO, VAR, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	40,860
16,600	Series DB-362, GO, VAR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	16,600
14,750	Series DB-363, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	14,750
43,770	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	43,770
25,670	Series DB-382, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	25,670
12,750	Series DB-416, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	12,750
12,830	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	12,830
19,825	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	19,825
22,540	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	22,540
15,490	Series DB-432, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	15,490
14,345	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	14,345
14,303	Series DB-657, GO, VAR, AGC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	14,303
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	50,000
33,150	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	33,150
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	39,455
9,335	Series DB-318, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	9,335
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.040%, 12/08/14 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.010%, 12/08/14 (e)	11,820
27,400	Los Angeles Department of Water & Power, Power System, Series A, Subseries A-7, Rev., VRDO, 0.040%, 12/08/14 (m)	27,400
22,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	22,115
7,695	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.030%, 12/08/14	7,695
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.050%, 12/08/14 (e)	5,000
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.030%, 12/08/14 (e)	18,000
4,775	San Francisco Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/08/14	4,775

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
5,270	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	5,270
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 12/08/14	33,000

		1,291,857

	Colorado — 1.5%
	City of Colorado Springs, Utilities System Improvement,
44,555	Series A, Rev., VRDO, 0.040%, 12/08/14	44,555
11,100	Series A, Rev., VRDO, 0.050%, 12/08/14	11,100
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.130%, 12/08/14	1,000
50,100	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.050%, 12/08/14	50,100
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/08/14	10,300
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.050%, 12/08/14	1,755
11,595	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/08/14	11,595
	Colorado Housing & Finance Authority, Single Family Mortgage,
28,450	Series B-2, Class I, Rev., VRDO, AMT, 0.050%, 12/08/14	28,450
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.050%, 12/08/14	50,000
3,090	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.040%, 12/08/14	3,090
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/08/14 (m)	15,010
57,660	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	57,660

		284,615

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.060%, 12/08/14	39,200
35,000	Connecticut Housing Finance Authority, Housing Mortagage Finance Program, Series C, Subseries C-2, Rev., VRDO, AMT, 0.040%, 12/08/14	35,000
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
21,200	Series C, Subseries C-1, Rev., VRDO, 0.040%, 12/08/14	21,200
21,935	Series D, Subseries D-3, Rev., VAR, AMT, 0.050%, 12/08/14	21,935

		117,335

	Delaware — 0.5%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.040%, 12/08/14	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.040%, 12/08/14	8,525
34,740	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/08/14	34,740

		85,220

	District of Columbia — 0.6%
7,755	District of Columbia, Series 2014-0004, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	7,755
1,850	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 12/08/14 (m)	1,850
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.070%, 12/08/14 (m)	7,500
2,883	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/08/14 (m)	2,883
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.030%, 12/08/14	12,125

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	District of Columbia — continued
23,354	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/08/14	23,354
	Metropolitan Washington Airports Authority,
33,820	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.050%, 12/08/14	33,820
19,200	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	19,200

		108,487

	Florida — 2.2%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/08/14	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 12/08/14 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 12/08/14 (e)	14,900
2,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.040%, 12/08/14 (e)	2,850
11,935	County of Miami-Dade, Aviation, EAGLE, Series 2014-0002, Class A, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, 0.040%, 12/08/14 (e)	11,935
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	31,915
38,145	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	38,145
19,785	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 12/08/14	19,785
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
43,165	Series I-1, Rev., VRDO, 0.040%, 12/08/14	43,165
18,300	Series I-4, Rev., VRDO, 0.040%, 12/08/14	18,300
27,600	JEA, Electric System, Series B-3, Rev., VRDO, 0.040%, 12/08/14	27,600
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	8,000
13,375	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	13,375
30,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.040%, 12/08/14	30,900
6,945	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	6,945
8,101	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14 (m)	8,101
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.040%, 12/08/14 (e)	22,285
5,970	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	5,970
70,975	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	70,975
415	South Florida Water Management District, Series 2014-0033, Class A, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 12/08/14 (e)	415

		403,286

	Georgia — 1.2%
7,760	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14 (m)	7,760
10,345	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14 (m)	10,345
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/08/14	10,735

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Georgia — continued
105,735	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.090%, 12/08/14	105,735
	Eclipse Funding Trust, Solar Eclipse, Various States,
11,400	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	11,400
15,090	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	15,090
21,660	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/08/14	21,660
3,410	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/08/14	3,410
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.010%, 12/08/14	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14 (m)	400
24,375	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.040%, 12/08/14	24,375

		216,850

	Idaho — 0.1%
11,700	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14	11,700
7,765	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.040%, 12/08/14	7,765

		19,465

	Illinois — 4.0%
61,720	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.060%, 12/08/14	61,720
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.060%, 12/08/14	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/08/14 (m)	4,300
10,700	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	10,700
1,240	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 12/08/14 (m)	1,240
	Deutsche Bank Spears/Lifers Trust, Various States,
27,015	Series DB-288, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	27,015
11,435	Series DB-307, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	11,435
25,060	Series DB-365, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	25,060
10,745	Series DB-368, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	10,745
18,310	Series DB-393, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	18,310
10,235	Series DB-410, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.070%, 12/08/14 (e)	10,235
60,560	Series DB-476, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	60,560
50,560	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	50,560
23,293	Series DBE-653, GO, VAR, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	23,293
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14 (m)	10,000
2,800	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14 (m)	2,800
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14	40,400
21,400	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 12/08/14	21,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Illinois — continued
39,730	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-2, Rev., VAR, 0.040%, 12/08/14	39,730
	Illinois Finance Authority, University of Chicago,
38,743	Rev., VRDO, 0.030%, 12/08/14	38,743
23,853	Series B, Rev., VRDO, 0.050%, 12/08/14	23,853
7,500	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.050%, 12/08/14	7,500
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.050%, 12/08/14	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/08/14	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.060%, 12/08/14	21,200
7,395	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.060%, 12/08/14 (e)	7,395

		750,194

	Indiana — 2.1%
31,020	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 12/08/14 (e)	31,020
35,275	Indiana Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.050%, 12/08/14	35,275
36,000	Indiana Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 12/08/14	36,000
	Indiana Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/08/14	69,335
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	88,040
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	30,425
	Indiana Health Facility Financing Authority, Ascension Health,
37,600	Series A-2, Rev., VRDO, 0.040%, 12/08/14	37,600
54,780	Series E-6, Rev., VRDO, 0.040%, 12/08/14	54,780

		382,475

	Iowa — 0.1%
18,150	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14	18,150
9,075	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.070%, 12/08/14	9,075

		27,225

	Kansas — 0.2%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.040%, 12/08/14	30,315

	Kentucky — 0.7%
5,260	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/08/14 (m)	5,260
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VAR, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/08/14	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/08/14	8,000
69,955	Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series B-3, Rev., VRDO, LOC: Branch Banking & Trust Co., 0.040%, 12/08/14	69,955
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, 0.060%, 12/08/14	21,000

		134,215

	Louisiana — 0.2%
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/08/14 (e)	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	10,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Louisiana — continued
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.010%, 12/08/14 (e)	7,240

		37,000

	Maryland — 0.9%
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14 (m) (p)	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.040%, 12/08/14	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14 (m)	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
42,990	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.050%, 12/08/14	42,990
58,800	Series J, Rev., VRDO, AMT, 0.040%, 12/08/14	58,800
4,644	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14 (m)	4,644
17,195	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.040%, 12/08/14	17,195
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 12/08/14	2,000

		162,264

	Massachusetts — 0.4%
2,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.120%, 12/08/14	2,800
24,200	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.040%, 12/08/14	24,200
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
26,875	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/08/14 (m)	26,875
3,800	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/08/14	3,800
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.050%, 12/08/14	22,000

		79,675

	Michigan — 0.9%
63,865	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	63,865
17,099	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.060%, 12/08/14	17,099
54,640	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, 0.060%, 12/08/14	54,640
12,700	Michigan State Housing Development Authority, Single-Family Mortgage, Series D-1, Rev., VRDO, AMT, 0.060%, 12/08/14	12,700
23,575	Regent of the University of Michigan, Series B, Rev., VRDO, 0.040%, 12/08/14	23,575

		171,879

	Minnesota — 2.8%
18,600	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.040%, 12/08/14	18,600
5,890	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	5,890
	Eclipse Funding Trust, Solar Eclipse, Various States,
10,540	Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	10,540

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Minnesota — continued
8,040	Series 2006-0043, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	8,040
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	9,490
13,665	Series 2006-0096, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	13,665
8,460	Series 2006-0135, GO, VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	8,460
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/01/14 (e)	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	19,970
29,535	Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	29,535
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	20,495
17,660	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14	17,660
10,000	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14	10,000
37,785	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	37,785
	Minnesota Housing Finance Agency, Residential Housing,
9,200	Series B, Rev., VRDO, AMT, 0.060%, 12/08/14 (m)	9,200
4,100	Series C, Rev., VRDO, AMT, 0.060%, 12/08/14	4,100
20,000	Series C, Rev., VRDO, AMT, 0.060%, 12/08/14	20,000
16,145	Series G, Rev., VRDO, AMT, 0.060%, 12/08/14	16,145
12,125	Series J, Rev., VRDO, AMT, 0.060%, 12/08/14	12,125
34,220	Series M, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.040%, 12/08/14	34,220
21,350	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.040%, 12/08/14	21,350
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/08/14	35,000
72,800	Series B, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.050%, 12/08/14	72,800
55,000	Rochester, Minnesota Health Care Facilities, Mayo Foundation, Series A, Rev., VRDO, 0.030%, 12/08/14	55,000

		520,415

	Mississippi — 0.7%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
30,400	Series A, Rev., VRDO, 0.040%, 12/08/14	30,400
40,000	Series D, Rev., VRDO, 0.050%, 12/08/14	40,000
30,000	Series E, Rev., VRDO, 0.050%, 12/08/14	30,000
8,050	Series F, Rev., VRDO, 0.040%, 12/08/14	8,050
12,220	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.040%, 12/08/14	12,220

		120,670

	Missouri — 0.8%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 12/08/14	59,075
1,175	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/08/14 (m)	1,175
41,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.030%, 12/08/14	41,000
20,000	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.040%, 12/08/14	20,000
23,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VAR, 0.040%, 12/08/14	23,000

		144,250

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Nebraska — 0.3%
31,880	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VAR, LOC: U.S. Bank N.A., 0.030%, 12/08/14	31,880
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/08/14	17,995

		49,875

	Nevada — 0.6%
30,375	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: MUFG Union Bank N.A., 0.050%, 12/08/14	30,375
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, 0.060%, 12/08/14	30,380
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14 (m)	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 12/08/14	10,900
2,950	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.070%, 12/08/14 (m)	2,950
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14 (m)	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	12,710

		117,345

	New Hampshire — 0.1%
12,145	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.090%, 12/08/14 (e)	12,145
10,995	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	10,995

		23,140

	New Jersey — 1.2%
	Deutsche Bank Spears/Lifers Trust, Various States,
45,440	Series DB-297, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	45,440
37,285	Series DB-339, Rev., VAR, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	37,285
18,310	Series DBE-1151, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	18,310
35,100	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.080%, 12/08/14	35,100
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
16,175	Series I, Rev., VRDO, AMT, 0.050%, 12/08/14	16,175
17,200	Series R, Rev., VRDO, 0.060%, 12/08/14	17,200
58,925	Series Y, Rev., VRDO, AMT, 0.050%, 12/08/14	58,925

		228,435

	New Mexico — 0.1%
18,175	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	18,175

	New York — 18.3%
	Austin Trust, Various States,
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.060%, 12/08/14 (e)	11,250
8,460	Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.090%, 12/08/14 (e)	8,460
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.090%, 12/08/14 (e)	9,335
15,730	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust Co., LOC: Branch Banking & Trust Co., 0.040%, 12/08/14	15,730
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/08/14 (m)	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.070%, 12/08/14	30,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 12/08/14 (m)	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.050%, 12/08/14 (m)	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.050%, 12/08/14 (m)	11,000
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/08/14	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/08/14	30,000
39,800	City of New York, Fiscal Year 2010, Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.040%, 12/08/14	39,800
52,600	City of New York, Fiscal Year 2012, Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.050%, 12/08/14	52,600
12,750	City of New York, Fiscal Year 2013, Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.030%, 12/08/14	12,750
	Deutsche Bank Spears/Lifers Trust, Various States,
11,815	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	11,815
22,610	Series DB-315, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	22,610
103,005	Series DB-447, Rev., VAR, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	103,005
24,780	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	24,780
16,613	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.160%, 12/08/14 (e)	16,613
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.170%, 12/08/14 (e)	34,760
31,985	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.080%, 12/08/14 (e)	31,985
45,725	Series DB-474, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	45,725
35,065	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	35,065
28,275	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/08/14 (e)	28,275
30,500	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	30,500
46,160	Series DB-624, Rev., VAR, AGM, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	46,160
31,720	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	31,720
46,760	Series DB-1202, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 12/08/14 (e)	46,760
36,720	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	36,720
60,700	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	60,700
35,952	Series DBE-664, Rev., VAR, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	35,952
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	8,225
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.170%, 12/08/14 (e)	19,505
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	26,005
14,600	Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	14,600
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	15,755
71,210	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	71,210

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
18,560	Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/08/14 (e)	18,560
13,210	Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	13,210
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	16,250
59,495	Series DBE-1374, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.160%, 12/08/14 (e)	59,495
34,375	Series DBE-1455, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/08/14 (e)	34,375
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 12/08/14 (e)	16,500
20,800	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation, Series DB-470, VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	20,800
25,245	EAGLE Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.040%, 12/08/14 (e)	25,245
	Eclipse Funding Trust, Solar Eclipse, Various States,
15,115	Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	15,115
13,410	Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	13,410
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	10,415
20,455	Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	20,455
25,425	Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	25,425
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	30,515
15,320	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14	15,320
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	138,500
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.020%, 12/08/14	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 12/08/14	19,050
16,400	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/08/14	16,400
79,160	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.040%, 12/08/14	79,160
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	8,750
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	7,255
59,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	59,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	13,600
8,310	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.070%, 12/08/14	8,310

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14	44,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	12,300
41,935	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	41,935
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14 (m)	2,930
45,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series AA, Subseries AA-2, Rev., VRDO, 0.040%, 12/08/14	45,050
86,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-3, Rev., VRDO, 0.030%, 12/08/14	86,850
12,760	New York City Transitional Finance Authority, Series ROCS-RR-II-R-12054, Rev., VAR, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/08/14	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/08/14	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/08/14	36,060
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.040%, 12/08/14	51,900
2,360	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.030%, 12/08/14 (m)	2,360
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 12/08/14 (e)	3,160
	New York State Dormitory Authority,
7,400	Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	7,400
6,400	Series ROCS-RR-II-R-12121, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/08/14	6,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	45,600
7,175	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 12/08/14	7,175
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.050%, 12/08/14	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	500
15,795	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	15,795
100,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	100,490
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 12/08/14	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.040%, 12/08/14	19,920

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.050%, 12/08/14	10,000
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14 (m)	1,800
38,800	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.040%, 12/08/14	38,800
50	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.040%, 12/08/14	50
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14 (m)	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14 (m)	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/08/14	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.040%, 12/08/14 (m)	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/08/14	42,700
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14 (m)	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	3,200
29,395	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.040%, 12/08/14	29,395
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	27,000
16,550	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	16,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 12/08/14 (m)	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/08/14	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/08/14	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14 (m)	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/08/14	10,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	51,400
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14 (m)	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	3,400
51,230	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	51,230
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.040%, 12/08/14 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 12/08/14 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 12/08/14 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 12/08/14 (e)	13,635
5,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 12/08/14 (e)	5,580
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.210%, 12/08/14 (e)	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 12/08/14 (e)	11,250
4,525	Series PT-4730, Rev., VAR, LIQ: Bank of America N.A., 0.040%, 12/08/14 (e)	4,525
9,765	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.620%, 12/08/14 (m)	9,765
	RBC Municipal Products, Inc. Trust, Floater Certificates,
28,200	Series E-16, Rev., VAR, LOC: Royal Bank of Canada, 0.050%, 12/08/14 (e)	28,200
24,990	Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 12/08/14 (e)	24,990
5,870	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.100%, 12/08/14 (m)	5,870
7,580	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.050%, 12/08/14	7,580

		3,386,895

	North Carolina — 2.8%
26,930	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.040%, 12/08/14	26,930
	City of Charlotte, Charlotte Douglas International Airport,
18,300	Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	18,300
13,930	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/08/14	13,930
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 12/08/14 (m)	6,820
22,830	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.060%, 12/08/14	22,830
17,000	City of Raleigh, Downtown Improvement Projects, Series A, COP, VRDO, 0.040%, 12/08/14	17,000
35,645	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.040%, 12/08/14	35,645
27,375	County of Mecklenburg, Series D, GO, VRDO, 0.140%, 06/26/15 (i)	27,375
	County of Wake,
50,000	Series A, GO, VRDO, 0.050%, 12/08/14	50,000
44,000	Series B, GO, VRDO, 0.050%, 12/08/14	44,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	North Carolina — continued
15,780	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	15,780
11,015	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14	11,015
16,400	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	16,400
9,090	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.040%, 12/08/14 (p)	9,090
22,975	North Carolina Medical Care Commission, Rev., VRDO, 0.040%, 12/08/14	22,975
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.050%, 12/08/14	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,335	Series A, Rev., VRDO, 0.050%, 12/08/14	66,335
34,435	Series B, Rev., VRDO, 0.040%, 12/08/14 (m)	34,435
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust Co., 0.060%, 12/08/14	28,915
	University of North Carolina, University Hospital at Chapel Hill,
9,200	Series A, Rev., VRDO, 0.060%, 12/08/14	9,200
21,935	Series B, Rev., VRDO, 0.040%, 12/08/14	21,935

		523,910

	Ohio — 0.5%
700	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.020%, 12/08/14	700
17,257	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	17,257
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.040%, 12/08/14	9,500
500	Ohio State University, Rev., VRDO, 0.040%, 12/08/14	500
	State of Ohio, Infrastructure Improvement,
14,645	Series A, GO, VRDO, 0.040%, 12/08/14	14,645
40,970	Series B, GO, VRDO, 0.040%, 12/08/14 (m)	40,970

		83,572

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/08/14 (m)	10,490

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14	15,450
6,055	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 12/08/14 (m)	6,055
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.050%, 12/08/14	5,100

		26,605

	Pennsylvania — 2.2%
	Bucks County IDA, Grand View Hospital,
11,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	11,500
7,500	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/08/14	7,500
20,180	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 12/08/14 (e)	20,180
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 12/08/14	23,700
33,450	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	33,450
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 12/08/14 (e)	17,155

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Pennsylvania — continued
	Deutsche Bank Spears/Lifers Trust, Various States,
13,235	Series DB-325, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/08/14 (e)	13,235
30,235	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	30,235
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, LIQ: FNMA, 0.040%, 12/08/14	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/08/14	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/08/14 (m)	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	44,500
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
32,190	Series 2005-89, Rev., VAR, AMT, 0.060%, 12/08/14	32,190
29,770	Series 79B, Rev., VRDO, AMT, 0.050%, 12/08/14	29,770
22,645	Series 85C, Rev., VRDO, AMT, 0.050%, 12/08/14	22,645
29,630	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 12/08/14 (e)	29,630
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 12/08/14	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VAR, LOC: Royal Bank of Canada, 0.040%, 12/08/14 (e)	20,000
31,145	St. Mary Hospital Authority, Catholic Health Initiatives, Series C, Rev., VRDO, 0.060%, 12/08/14	31,145

		411,130

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14	13,765
1,795	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/08/14 (m)	1,795
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 12/08/14	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 12/08/14	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 12/08/14	24,600

		53,810

	South Carolina — 0.0% (g)
7,945	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.040%, 12/08/14	7,945
500	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 12/08/14 (m)	500

		8,445

	Tennessee — 0.6%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.060%, 12/08/14	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.040%, 12/08/14	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	14,675
3,645	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14 (m)	3,645

		105,880

	Texas — 3.6%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/08/14 (m)	9,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
49,700	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.080%, 12/08/14	49,700
21,000	City of Houston, Combined Utility System, First Lien, Series B-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.030%, 12/08/14	21,000
46,210	Counties of Travis & Williamson, City of Austin, , Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 12/08/14	46,210
	County of Harris,
30,000	Series 2014-0009, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	30,000
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 12/08/14	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.130%, 12/08/14	600
46,935	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/08/14	46,935
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.040%, 12/08/14 (m)	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,485	Series DB-292, Rev., VAR, LIQ: Deutsche Bank AG, 0.070%, 12/08/14 (e)	13,485
22,140	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.090%, 12/08/14 (e)	22,140
40,590	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.130%, 12/08/14	40,590
9,765	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.040%, 12/08/14 (e)	9,765
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/08/14 (e)	37,730
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.030%, 12/08/14	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.040%, 12/08/14 (e)	6,750
8,400	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14	8,400
76,450	State of Texas, Veterans, Series A, GO, VRDO, 0.050%, 12/08/14	76,450
	State of Texas, Veterans Housing Assistance Program,
28,035	Series B, GO, VRDO, 0.040%, 12/08/14	28,035
25,000	Series C-2, GO, VRDO, 0.050%, 12/08/14	25,000
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.230%, 12/08/14	55,250
18,500	Series B, Rev., VRDO, 0.230%, 12/08/14	18,500
6,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/08/14 (m)	6,700
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/08/14 (w)	10,625
8,950	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14 (m)	8,950
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14 (m)	840
19,600	Texas Transportation Commission, Mobility, Series B, GO, VRDO, 0.040%, 12/08/14	19,600
12,155	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.020%, 12/08/14	12,155
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 12/08/14 (e)	9,495

		663,230

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.080%, 12/08/14	23,700
9,860	City of Park, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	9,860
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/08/14	25,000
21,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-847, Rev., VAR, LIQ: Bank of America N.A., 0.110%, 12/08/14 (e)	21,560
	Utah Housing Finance Agency, Single Family Mortgage,
5,745	Series D-1, Rev., VRDO, AMT, 0.070%, 12/08/14 (m)	5,745
5,910	Series E-1, Class I, Rev., VRDO, AMT, 0.070%, 12/08/14 (m)	5,910
5,650	Series F-2, Class I, Rev., VRDO, 0.040%, 12/08/14 (m)	5,650

		97,425

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.020%, 12/08/14	15,475
38,700	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/08/14	38,700

		54,175

	Virginia — 1.5%
850	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/08/14	850
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.040%, 12/08/14	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
86,188	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/08/14	86,188
17,967	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/08/14	17,967
18,660	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 12/08/14	18,660
21,990	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/08/14	21,990
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.040%, 12/08/14 (m)	36,900
16,000	Series D, Rev., VRDO, 0.040%, 12/08/14	16,000
33,005	Series F, Rev., VRDO, 0.050%, 12/08/14	33,005
30,000	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 12/08/14 (e)	30,000

		284,490

	Washington — 0.7%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.090%, 12/08/14 (e)	7,500
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.040%, 12/08/14	17,000
33,170	County of King Housing Authority, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/08/14	33,170
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 12/08/14	27,800
14,850	County of King, Sewer Revenue, Series 2014-0047, Class A, Rev., VAR, AGM, LIQ: Citibank N.A., 0.020%, 12/08/14 (e)	14,850
475	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/08/14 (m)	475
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/08/14	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/08/14	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/08/14	13,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Washington — continued
7,400	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.070%, 12/08/14	7,400
4,450	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/08/14 (m)	4,450

		131,725

	West Virginia — 0.2%
44,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Kentucky Power Company, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/08/14	44,000

	Wisconsin — 0.2%
	Wisconsin Housing & EDA, Home Ownership,
3,845	Series A, Rev., VRDO, 0.060%, 12/08/14	3,845
32,830	Series D, Rev., VRDO, AMT, 0.060%, 12/08/14	32,830

		36,675

	Wyoming — 0.2%
32,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 12/08/14 (m)	32,200

	Total Weekly Demand Notes (Cost $11,821,954)	11,821,954

SHARES
Variable Rate Demand Preferred Shares — 5.5%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.130%, 12/08/14 # (e)	34,200
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.130%, 12/08/14 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.120%, 12/08/14 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.120%, 12/08/14 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.130%, 12/08/14 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.190%, 12/08/14 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.120%, 12/08/14 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.190%, 12/08/14 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/08/14 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/08/14 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.120%, 12/08/14 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.140%, 12/08/14 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.130%, 12/08/14 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.160%, 12/08/14 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 12/08/14 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/08/14 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/08/14 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.130%, 12/08/14 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.140%, 12/08/14 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.130%, 12/08/14 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.130%, 12/08/14 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.130%, 12/08/14 # (e)	40,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.150%, 12/08/14 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,021,000)	1,021,000

	Total Investments — 99.8% (Cost $18,497,863)*	18,497,863
	Other Assets in Excess of Liabilities — 0.2%	32,858

	NET ASSETS — 100.0%	$18,530,721

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2014.
XLCA	—	Insured by XL Capital Assurance

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$18,497,863	$—	$18,497,863

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.4%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.400%, 01/25/35	411
122	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	68
164	CWABS Inc Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	164
	CWABS Revolving Home Equity Loan Trust,
49	Series 2004-I, Class A, VAR, 0.445%, 02/15/34	44
55	Series 2004-K, Class 2A, VAR, 0.455%, 02/15/34	49
	CWABS, Inc. Asset-Backed Certificates,
594	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	598
10	Series 2004-1, Class 3A, VAR, 0.715%, 04/25/34	9
622	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	593
74	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	68
45	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	21
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.585%, 02/25/36	65
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	1,063
99	Series 2004-1, Class M2, VAR, 0.980%, 02/25/34	95
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	690
378	Series 2005-3, Class M1, VAR, 0.635%, 07/25/35	375
80	Series 2005-C, Class A2D, VAR, 0.495%, 12/25/35	68
100	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.645%, 05/25/35	92
119	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	111
794	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005- WHQ3, Class M2, VAR, 0.605%, 06/25/35	790
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.565%, 11/25/35	1,585
1,642	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.455%, 02/25/36	1,625
25	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.635%, 09/25/35	21

	Total Asset-Backed Securities (Cost $7,305)	8,605

Collateralized Mortgage Obligations — 3.4%
	Agency CMO — 1.2%
	Federal Home Loan Mortgage Corp. REMIC,
99	Series 2980, Class QB, 6.500%, 05/15/35	111
50	Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	9
90	Series 3850, Class LS, IF, IO, 1.786%, 05/15/39	7
79	Series 3919, Class LS, IF, IO, 6.295%, 09/15/41	17
190	Series 3962, Class KS, IF, IO, 1.923%, 06/15/38	17
328	Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	56
458	Series 3997, Class HS, IF, IO, 6.395%, 03/15/38	71
357	Series 4002, Class MI, IO, 4.000%, 01/15/39	43
163	Series 4013, Class SB, IF, IO, 6.295%, 03/15/42	39
106	Series 4033, Class SC, IF, IO, 6.395%, 10/15/36	21
306	Series 4050, Class EI, IO, 4.000%, 02/15/39	43
224	Series 4057, Class BS, IF, IO, 5.895%, 09/15/39	35
183	Series 4057, Class CS, IF, IO, 5.895%, 04/15/39	33
2,859	Series 4057, Class SA, IF, IO, 5.895%, 04/15/39	495
209	Series 4068, Class TS, IF, IO, 5.845%, 06/15/42	43
247	Series 4073, Class AS, IF, IO, 5.895%, 08/15/38	42
211	Series 4080, Class SA, IF, IO, 5.845%, 07/15/42	38
477	Series 4083, Class MS, IF, IO, 5.895%, 05/15/39	86

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
941	Series 4084, Class GS, IF, IO, 5.895%, 04/15/39	165
377	Series 4086, Class TS, IF, IO, 5.945%, 04/15/37	64
346	Series 4093, Class SD, IF, IO, 6.545%, 01/15/38	85
402	Series 4097, Class TS, IF, IO, 5.945%, 05/15/39	82
246	Series 4099, Class BS, IF, IO, 5.895%, 06/15/39	50
90	Series 4102, Class SW, IF, IO, 5.945%, 05/15/39	19
84	Series 4113, Class JS, IF, IO, 5.895%, 07/15/39	15
116	Series 4116, Class MS, IF, IO, 6.045%, 11/15/39	26
724	Series 4119, Class SC, IF, IO, 5.995%, 10/15/42	153
680	Series 4122, Class SJ, IF, IO, 5.995%, 12/15/40	142
98	Series 4123, Class SA, IF, IO, 6.045%, 09/15/39	19
252	Series 4123, Class SB, IF, IO, 5.995%, 10/15/42	59
166	Series 4132, Class SE, IF, IO, 6.045%, 12/15/40	35
179	Series 4174, Class SA, IF, IO, 6.045%, 05/15/39	39
201	Series 4267, Class CI, IO, 4.000%, 05/15/39	30
1,386	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.923%, 02/15/38	104
	Federal National Mortgage Association REMIC,
77	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	1
375	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	44
111	Series 2006-125, Class SA, IF, IO, 6.565%, 01/25/37	18
66	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	9
129	Series 2007-44, Class HE, IF, IO, 6.265%, 05/25/37	20
147	Series 2007-91, Class AS, IF, IO, 6.245%, 10/25/37	21
399	Series 2008-17, Class KS, IF, IO, 6.195%, 11/25/37	58
124	Series 2012-14, Class LS, IF, IO, 6.345%, 03/25/42	23
1,160	Series 2012-73, Class LS, IF, IO, 5.895%, 06/25/39	198
716	Series 2012-74, Class AS, IF, IO, 5.895%, 03/25/39	121
105	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	20
528	Series 2012-80, Class AS, IF, IO, 5.895%, 02/25/39	101
178	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	37
293	Series 2012-94, Class KS, IF, IO, 6.495%, 05/25/38	70
256	Series 2012-94, Class SL, IF, IO, 6.545%, 05/25/38	62
205	Series 2012-98, Class SA, IF, IO, 5.895%, 05/25/39	35
139	Series 2012-104, Class QS, IF, IO, 5.945%, 03/25/39	27
114	Series 2012-107, Class QS, IF, IO, 5.945%, 10/25/40	24
88	Series 2012-110, Class MS, IF, IO, 5.845%, 10/25/42	20
272	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	48
251	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	48
965	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	203
289	Series 2012-120, Class ES, IF, IO, 6.045%, 11/25/39	62
316	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	63
232	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	45
362	Series 2012-124, Class LS, IF, IO, 6.045%, 07/25/40	81
290	Series 2012-137, Class CS, IF, IO, 6.045%, 08/25/41	63
91	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	16
483	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	92
179	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	41
708	Series 2014-61, Class SA, IO, VAR, 1.783%, 10/25/44	49

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association STRIPS,
86	Series 366, Class 18, IO, 4.000%, 11/25/20	6
360	Series 390, Class C7, IO, 4.000%, 07/25/23	19
545	Series 390, Class C8, IO, 4.500%, 07/25/23	34
31	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	34
	Government National Mortgage Association,
78	Series 2011-85, Class SA, IF, IO, 5.965%, 06/20/41	12
82	Series 2012-93, Class MS, IF, IO, 6.495%, 07/20/42	20
102	Series 2013-69, Class SM, IF, IO, 6.045%, 05/20/43	17
114	Series 2013-165, Class ST, IF, IO, 5.995%, 11/20/43	22
78	Series 2014-2, Class NS, IF, IO, 5.995%, 01/20/44	14
134	Series 2014-68, Class SK, IF, IO, 6.045%, 05/20/44	22
388	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	15
257	Series 2014-98, Class SM, IF, IO, 6.045%, 07/20/44	37
957	Series 2014-119, Class SA, IF, IO, 5.445%, 08/20/44	188
268	Series 2014-129, Class SK, IF, IO, 6.045%, 09/20/44	49

		4,502

	Non-Agency CMO — 2.2%
1,439	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,437
502	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	519
	Banc of America Mortgage Trust,
2	Series 2005-10, Class 1A13, 5.500%, 11/25/35	2
360	Series 2005-A, Class 3A1, VAR, 2.684%, 02/25/35	346
379	Series 2007-3, Class 1A1, 6.000%, 09/25/37	346
675	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	601
	Credit Suisse First Boston Mortgage Securities Corp.,
84	Series 2003-29, Class 7A1, 6.500%, 12/25/33	87
300	Series 2004-5, Class 4A1, 6.000%, 09/25/34	308
17	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	16
325	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	310
17	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	14
460	JP Morgan Mortgage Trust, Series 2005- S2, Class 4A3, 5.500%, 09/25/20	459
22	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	20
258	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	227
21	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	21
1,437	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,231
170	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.454%, 12/10/35 (e)	144
381	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	364
348	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	315
179	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	168
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	259
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	188
	Wells Fargo Mortgage-Backed Securities Trust,
105	Series 2005-16, Class A8, 5.750%, 01/25/36	109
576	Series 2007-8, Class 2A8, 6.000%, 07/25/37	569

		8,060

	Total Collateralized Mortgage Obligations (Cost $11,931)	12,562

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 2.0%
100	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.655%, 09/15/26 (e)	100
	Bear Stearns Commercial Mortgage Securities Trust,
2,057	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42	2,093
936	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42	937
1,390	Series 2005-T20, Class A4A, VAR, 5.281%, 10/12/42	1,419
1,174	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,210
1,440	Merrill Lynch Mortgage Trust, Series 2006- C1, Class A4, VAR, 5.862%, 05/12/39	1,509
56	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	56

	Total Commercial Mortgage-Backed Securities (Cost $6,931)	7,324

Corporate Bonds — 39.8%
	Consumer Discretionary — 5.9%
	Auto Components — 0.2%
500	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	588
35	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	35

		623

	Automobiles — 0.3%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	557
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	500

		1,057

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	350
40	ServiceMaster Co. LLC (The), 8.000%, 02/15/20	43

		393

	Hotels, Restaurants & Leisure — 0.7%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20	293
335	11.250%, 06/01/17	268
405	Darden Restaurants, Inc., 7.050%, 10/15/37	467
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	263
500	McDonald’s Corp., 3.250%, 06/10/24	506
	MGM Resorts International,
50	6.625%, 07/15/15	51
135	6.750%, 10/01/20	146
115	7.625%, 01/15/17	124
250	7.750%, 03/15/22	281
240	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	259

		2,658

	Household Durables — 0.4%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	503
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,001

		1,504

	Internet & Catalog Retail — 0.4%
500	Amazon.com, Inc., 2.500%, 11/29/22	477
500	Expedia, Inc., 4.500%, 08/15/24	508
500	QVC, Inc., 4.450%, 02/15/25 (e)	487

		1,472

	Leisure Products — 0.3%
500	Hasbro, Inc., 3.150%, 05/15/21	502
500	Mattel, Inc., 3.150%, 03/15/23	495

		997

	Media — 2.5%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	677
500	AMC Entertainment, Inc., 9.750%, 12/01/20	554
50	AMC Networks, Inc., 7.750%, 07/15/21	54
500	CBS Corp., 3.700%, 08/15/24	499
47	CCOH Safari LLC, 5.750%, 12/01/24	47
	Clear Channel Worldwide Holdings, Inc.,
600	Series B, 6.500%, 11/15/22	626
400	Series B, 7.625%, 03/15/20	416
	Comcast Corp.,
500	3.375%, 02/15/25	509
975	6.500%, 01/15/17	1,085
20	CSC Holdings LLC, 7.875%, 02/15/18	23
	DISH DBS Corp.,
675	5.000%, 03/15/23	655
20	5.875%, 11/15/24 (e)	20
60	6.750%, 06/01/21	65
60	7.875%, 09/01/19	69

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
40	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	44
20	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	21
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,177
40	Regal Entertainment Group, 5.750%, 06/15/23	38
250	Scripps Networks Interactive, Inc., 2.750%, 11/15/19	252
250	Sinclair Television Group, Inc., 5.375%, 04/01/21	251
335	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	346
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	506
1,250	Viacom, Inc., 4.250%, 09/01/23	1,303

		9,237

	Multiline Retail — 0.2%
68	Sears Holdings Corp., 6.625%, 10/15/18	63
500	Target Corp., 2.300%, 06/26/19	506

		569

	Specialty Retail — 0.7%
30	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	32
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	253
500	Home Depot, Inc. (The), 2.000%, 06/15/19	501
300	Party City Holdings, Inc., 8.875%, 08/01/20	323
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	533
500	Tiffany & Co., 3.800%, 10/01/24 (e)	508
500	TJX Cos., Inc. (The), 2.750%, 06/15/21	504

		2,654

	Textiles, Apparel & Luxury Goods — 0.1%
415	Hanesbrands, Inc., 6.375%, 12/15/20	442

	Total Consumer Discretionary	21,606

	Consumer Staples — 3.3%
	Beverages — 0.6%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	486
700	6.875%, 11/15/19	846
100	Constellation Brands, Inc., 7.250%, 09/01/16	109
	PepsiCo, Inc.,
250	Series FXD, 2.250%, 01/07/19	256
500	3.600%, 03/01/24	522

		2,219

	Food & Staples Retailing — 0.9%
653	CVS Pass-Through Trust, 6.036%, 12/10/28	769
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	428
750	Kroger Co. (The), 2.950%, 11/01/21	748
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	511
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	880

		3,336

	Food Products — 0.8%
242	Big Heart Pet Brands, 7.625%, 02/15/19	237
233	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	244
750	General Mills, Inc., 2.200%, 10/21/19	749
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	541
500	H.J. Heinz Co., 4.250%, 10/15/20	506
500	Post Holdings, Inc., 7.375%, 02/15/22	505
250	Tyson Foods, Inc., 3.950%, 08/15/24	258

		3,040

	Household Products — 0.4%
400	Central Garden & Pet Co., 8.250%, 03/01/18	396
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	518
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	506

		1,420

	Tobacco — 0.6%
	Altria Group, Inc.,
500	2.625%, 01/14/20	503
178	9.700%, 11/10/18	229
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	397
725	5.650%, 05/16/18	821

		1,950

	Total Consumer Staples	11,965

	Energy — 4.1%
	Energy Equipment & Services — 0.1%
17	Atwood Oceanics, Inc., 6.500%, 02/01/20	15
250	Halliburton Co., 3.500%, 08/01/23	255
48	SESI LLC, 7.125%, 12/15/21	53

		323

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 4.0%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	490
32	Athlon Holdings LP/Athlon Finance Corp., 7.375%, 04/15/21	37
	Berry Petroleum Co. LLC,
43	6.375%, 09/15/22	37
25	6.750%, 11/01/20	23
	BP Capital Markets plc, (United Kingdom),
750	2.521%, 01/15/20	755
300	2.750%, 05/10/23	286
500	3.814%, 02/10/24	514
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	267
30	California Resources Corp., 6.000%, 11/15/24 (e)	27
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	501
475	ConocoPhillips, 6.500%, 02/01/39	632
500	ConocoPhillips Co., 2.875%, 11/15/21	503
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,086
300	Denbury Resources, Inc., 4.625%, 07/15/23	252
500	Devon Energy Corp., 3.250%, 05/15/22	500
15	Diamondback Energy, Inc., 7.625%, 10/01/21	16
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	523
350	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	382
40	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	36
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	349
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	17
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
10	3.050%, 12/01/19	10
500	4.300%, 06/01/25	503
52	7.000%, 06/15/17	58
	Linn Energy LLC/Linn Energy Finance Corp.,
500	7.750%, 02/01/21	445
14	8.625%, 04/15/20	13
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	990
	MEG Energy Corp., (Canada),
315	6.375%, 01/30/23 (e)	278
47	7.000%, 03/31/24 (e)	43
14	Newfield Exploration Co., 5.625%, 07/01/24	15
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	5
45	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	44
250	Peabody Energy Corp., 6.250%, 11/15/21	234
250	Phillips 66, 4.650%, 11/15/34	256
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,634
39	Rex Energy Corp., 8.875%, 12/01/20	39
7	Rice Energy, Inc., 6.250%, 05/01/22 (e)	7
250	SandRidge Energy, Inc., 7.500%, 03/15/21	200
40	SM Energy Co., 5.000%, 01/15/24	37
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	518
350	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	357
500	Total Capital International S.A., (France), 3.750%, 04/10/24	523
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	421
14	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	13
500	Western Gas Partners LP, 2.600%, 08/15/18	509
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	478
20	7.875%, 09/01/21	24

		14,902

	Total Energy	15,225

	Financials — 10.9%
	Banks — 3.1%
	Bank of America Corp.,
500	3.300%, 01/11/23	501
500	4.000%, 04/01/24	523
750	4.200%, 08/26/24	765
740	Series L, 5.650%, 05/01/18	828
690	6.500%, 08/01/16	749
500	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	500

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
500	Barclays plc, (United Kingdom), 2.750%, 11/08/19	502
700	Capital One Bank USA N.A., 8.800%, 07/15/19	882
25	CIT Group, Inc., 5.000%, 05/15/17	26
	Citigroup, Inc.,
1,000	3.750%, 06/16/24	1,028
935	5.375%, 08/09/20	1,069
12	6.000%, 08/15/17	14
43	8.500%, 05/22/19	54
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	416
500	HSBC USA, Inc., 2.375%, 11/13/19	503
1,000	Mizuho Bank Ltd., (Japan), 2.450%, 04/16/19 (e)	1,004
	Wells Fargo & Co.,
500	3.300%, 09/09/24	504
750	Series M, 3.450%, 02/13/23	754
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	830

		11,452

	Capital Markets — 3.3%
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	503
350	BlackRock, Inc., 3.500%, 03/18/24	359
	Credit Suisse, (Switzerland),
500	3.625%, 09/09/24	511
750	4.375%, 08/05/20	819
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	82
1,000	3.850%, 07/08/24	1,024
890	5.950%, 01/18/18	998
1,530	6.150%, 04/01/18	1,733
	Lehman Brothers Holdings, Inc., Escrow,
2,200	0.000%, 12/30/16 (d)	319
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	999
500	2.600%, 06/24/19 (e)	507
	Morgan Stanley,
500	2.375%, 07/23/19	499
885	3.450%, 11/02/15	906
1,000	3.700%, 10/23/24	1,016
395	5.500%, 01/26/20	448
560	6.625%, 04/01/18	644
550	UBS AG, (Switzerland), 5.750%, 04/25/18	621

		11,988

	Consumer Finance — 1.8%
	Ally Financial, Inc.,
20	3.250%, 09/29/17	20
50	3.750%, 11/18/19	49
40	4.750%, 09/10/18	41
15	5.500%, 02/15/17	16
377	6.250%, 12/01/17	408
1,000	American Express Credit Corp., 2.250%, 08/15/19	1,007
500	Caterpillar Financial Services Corp., 2.850%, 06/01/22	501
500	Discover Financial Services, 3.950%, 11/06/24	503
	Ford Motor Credit Co. LLC,
1,000	2.597%, 11/04/19	1,003
500	4.375%, 08/06/23	534
719	HSBC Finance Corp., 6.676%, 01/15/21	853
500	John Deere Capital Corp., 3.350%, 06/12/24	512
70	Navient Corp., 5.875%, 10/25/24	68
500	Synchrony Financial, 4.250%, 08/15/24	511
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	509

		6,535

	Diversified Financial Services — 0.9%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	430
35	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	35
645	General Electric Capital Corp., 5.875%, 01/14/38	801
500	Moody’s Corp., 2.750%, 07/15/19	508
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	878
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	645

		3,297

	Insurance — 1.3%
400	Aflac, Inc., 3.625%, 06/15/23	408
	American International Group, Inc.,
500	4.125%, 02/15/24	531
250	4.500%, 07/16/44	254
250	Lincoln National Corp., 4.000%, 09/01/23	260

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	MetLife, Inc.,
500	3.600%, 04/10/24	513
875	6.750%, 06/01/16	952
	Prudential Financial, Inc.,
500	3.500%, 05/15/24	503
305	6.200%, 11/15/40	378
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,016

		4,815

	Real Estate Investment Trusts (REITs) — 0.5%
500	American Tower Corp., 3.450%, 09/15/21	496
325	Corrections Corp. of America, 4.625%, 05/01/23	315
	Geo Group, Inc. (The),
215	5.875%, 01/15/22	222
165	6.625%, 02/15/21	173
625	Health Care REIT, Inc., 4.700%, 09/15/17	677

		1,883

	Total Financials	39,970

	Health Care — 3.0%
	Biotechnology — 0.3%
400	Celgene Corp., 2.250%, 05/15/19	398
500	Gilead Sciences, Inc., 3.500%, 02/01/25	515

		913

	Health Care Equipment & Supplies — 0.5%
	Biomet, Inc.,
250	6.500%, 08/01/20	268
20	6.500%, 10/01/20	21
250	Boston Scientific Corp., 4.125%, 10/01/23	257
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	50
150	8.750%, 03/15/18	158
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	388
750	Medtronic, Inc., 2.750%, 04/01/23	724

		1,866

	Health Care Providers & Services — 1.2%
500	Aetna, Inc., 3.500%, 11/15/24	503
750	Express Scripts Holding Co., 2.250%, 06/15/19	749
1,050	HCA, Inc., 7.500%, 02/15/22	1,202
1,000	Quest Diagnostics, Inc., 2.700%, 04/01/19	1,013
	Tenet Healthcare Corp.,
825	6.750%, 02/01/20	864
50	8.000%, 08/01/20	53

		4,384

	Health Care Technology — 0.1%
325	IMS Health, Inc., 6.000%, 11/01/20 (e)	334

	Pharmaceuticals — 0.9%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	740
400	Merck & Co., Inc., 4.150%, 05/18/43	417
400	Mylan, Inc., 7.875%, 07/15/20 (e)	430
826	Pfizer, Inc., 3.000%, 06/15/23	830
975	Valeant Pharmaceuticals International, Inc., (Canada), 7.250%, 07/15/22 (e)	1,034

		3,451

	Total Health Care	10,948

	Industrials — 2.5%
	Aerospace & Defense — 0.7%
1,000	Boeing Co. (The), 2.350%, 10/30/21	995
500	L-3 Communications Corp., 3.950%, 05/28/24	501
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	1,012

		2,508

	Airlines — 0.1%
40	Allegiant Travel Co., 5.500%, 07/15/19	41
500	Southwest Airlines Co., 2.750%, 11/06/19	502

		543

	Commercial Services & Supplies — 0.1%
350	ADT Corp. (The), 3.500%, 07/15/22	306
26	Anna Merger Sub, Inc., 7.750%, 10/01/22 (e)	27
30	Mobile Mini, Inc., 7.875%, 12/01/20	32

		365

	Electrical Equipment — 0.0% (g)
104	General Cable Corp., 5.750%, 10/01/22	86

	Industrial Conglomerates — 0.3%
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,066

	Machinery — 0.4%
500	Caterpillar, Inc., 3.400%, 05/15/24	517
400	Oshkosh Corp., 8.500%, 03/01/20	421
400	Terex Corp., 6.000%, 05/15/21	406

		1,344

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — 0.4%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	604
250	CSX Corp., 3.400%, 08/01/24	253
	Hertz Corp. (The),
300	5.875%, 10/15/20	303
250	7.375%, 01/15/21	264

		1,424

	Trading Companies & Distributors — 0.5%
	HD Supply, Inc.,
350	8.125%, 04/15/19	380
17	11.000%, 04/15/20	20
750	International Lease Finance Corp., 8.750%, 03/15/17	845
500	United Rentals North America, Inc., 7.625%, 04/15/22	552

		1,797

	Total Industrials	9,133

	Information Technology — 2.1%
	Communications Equipment — 0.2%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	313
300	Cisco Systems, Inc., 5.500%, 01/15/40	358

		671

	Electronic Equipment, Instruments & Components — 0.2%
326	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	346
300	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	321

		667

	Internet Software & Services — 0.5%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	999
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	515
400	Google, Inc., 3.375%, 02/25/24	417

		1,931

	IT Services — 0.4%
	First Data Corp.,
20	11.750%, 08/15/21	23
660	12.625%, 01/15/21	786
283	8.750% (cash), 01/15/22 (e) (v)	304
6	First Data Holdings, Inc., 14.500% (PIK), 09/24/19 (e) (v)	6
400	Xerox Corp., 2.800%, 05/15/20	397

		1,516

	Semiconductors & Semiconductor Equipment — 0.0% (g)
38	Freescale Semiconductor, Inc., 10.750%, 08/01/20	42

	Software — 0.6%
250	CA, Inc., 4.500%, 08/15/23	261
250	Epicor Software Corp., 8.625%, 05/01/19	263
20	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	20
	Oracle Corp.,
500	Series NOTE, 2.800%, 07/08/21	507
500	3.400%, 07/08/24	514
460	6.125%, 07/08/39	585

		2,150

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
350	3.850%, 05/04/43	341
260	VAR, 0.532%, 05/06/19	260

		601

	Total Information Technology	7,578

	Materials — 2.6%
	Chemicals — 1.3%
500	Celanese US Holdings LLC, 4.625%, 11/15/22	501
250	Cytec Industries, Inc., 3.950%, 05/01/25	253
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	498
500	4.125%, 11/15/21	534
350	Hexion U.S. Finance Corp., 6.625%, 04/15/20	339
	Huntsman International LLC,
9	5.125%, 11/15/22 (e)	9
20	8.625%, 03/15/21	22
700	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	747
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	588
500	Monsanto Co., 3.375%, 07/15/24	506
210	Reichhold Holdings International B.V., 12.000%, 02/27/15 (i)	202
481	Reichhold Industries, Inc., 11.091%, 05/08/17 (d) (e) (i)	265
270	Reichhold, Inc., 12.000%, 02/27/15 (i)	259
20	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	21

		4,744

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — 0.4%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	431
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	782
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	276

		1,489

	Metals & Mining — 0.7%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	924
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	648
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	884
25	Walter Energy, Inc., 9.500%, 10/15/19 (e)	21

		2,477

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	505
385	International Paper Co., 7.300%, 11/15/39	502

		1,007

	Total Materials	9,717

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.7%
600	AT&T, Inc., 3.900%, 03/11/24	621
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	860
	CCO Holdings LLC/CCO Holdings Capital Corp.,
300	5.250%, 03/15/21	302
660	6.500%, 04/30/21	695
40	7.250%, 10/30/17	41
500	CenturyLink, Inc., Series T, 5.800%, 03/15/22	525
360	GCI, Inc., 8.625%, 11/15/19	376
	Intelsat Jackson Holdings S.A., (Luxembourg),
350	5.500%, 08/01/23	345
350	6.625%, 12/15/22	365
540	Level 3 Financing, Inc., 8.125%, 07/01/19	575
480	Sprint Capital Corp., 8.750%, 03/15/32	505
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	628
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	501
1,000	4.150%, 03/15/24	1,053
500	4.400%, 11/01/34	497
500	5.150%, 09/15/23	562
710	6.350%, 04/01/19	829
500	Windstream Corp., 7.750%, 10/01/21	523
29	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	33

		9,836

	Wireless Telecommunication Services — 0.4%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	751
23	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	27
900	Sprint Corp., 7.875%, 09/15/23	943
34	T-Mobile USA, Inc., 6.375%, 03/01/25	34

		1,755

	Total Telecommunication Services	11,591

	Utilities — 2.3%
	Electric Utilities — 0.9%
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	568
1,010	Nevada Power Co., 7.125%, 03/15/19	1,215
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	514
165	Progress Energy, Inc., 6.000%, 12/01/39	209
730	Xcel Energy, Inc., 4.700%, 05/15/20	816

		3,322

	Gas Utilities — 0.2%
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	514

	Independent Power & Renewable Electricity Producers — 0.1%
149	AES Corp., 8.000%, 06/01/20	173
	NRG Energy, Inc.,
55	7.625%, 01/15/18	61
200	8.250%, 09/01/20	215

		449

	Multi-Utilities — 1.0%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	505
350	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	368
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	259

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
630	5.200%, 08/15/19	707
300	DTE Energy Co., Series C, 3.500%, 06/01/24	304
630	NiSource Finance Corp., 6.800%, 01/15/19	745
560	TECO Finance, Inc., 5.150%, 03/15/20	630

		3,518

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	497

	Total Utilities	8,300

	Total Corporate Bonds (Cost $140,676)	146,033

Event-Linked Bonds — 1.2%
500	Combine Re Ltd., (Cayman Islands), VAR, 10.010%, 01/07/15 (e)	504
	Compass Re Ltd., (Bermuda),
250	VAR, 9.000%, 01/08/15 (e)	252
550	VAR, 10.250%, 01/08/15 (e)	555
500	VAR, 11.250%, 01/08/15 (e)	504
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e)	253
250	Ibis Re II Ltd., (Cayman Islands), VAR, 8.350%, 02/05/15 (e)	253
250	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.500%, 04/30/18 (e)	253
250	Longpoint Re Ltd., (Cayman Islands), VAR, 6.000%, 06/12/15 (e)	255
250	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e)	258
250	Nakama Re Ltd., (Bermuda), VAR, 2.515%, 04/13/18 (e)	253
	Residential Reinsurance Ltd., (Cayman Islands),
250	VAR, 4.500%, 12/06/16 (e)	259
250	VAR, 8.000%, 06/06/16 (e)	268
250	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e)	252
250	Successor X Ltd., (Cayman Islands), VAR, 11.000%, 01/27/15 (e)	253

	Total Event-Linked Bonds (Cost $4,366)	4,372

Mortgage Pass-Through Securities — 26.3%
21	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	23
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9,000	TBA, 3.000%, 12/15/44	9,092
10,600	TBA, 3.500%, 12/15/44	11,026
6,500	TBA, 4.000%, 12/15/44	6,931
2,000	TBA, 4.500%, 12/15/44	2,171
1,412	6.000%, 02/01/36 - 08/01/38	1,601
11	7.000%, 12/01/25 - 02/01/26	12
35	7.500%, 10/01/26 - 02/01/27	39
20	8.000%, 04/01/26 - 07/01/26	21
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 12/25/29	5,587
4,035	TBA, 5.000%, 12/25/29	4,253
	Federal National Mortgage Association, 30 Year, Single Family,
1,100	TBA, 3.000%, 12/25/44	1,112
3,700	TBA, 3.500%, 12/25/44	3,857
23,801	TBA, 4.000%, 01/25/44 - 12/25/44	25,406
4,422	TBA, 4.500%, 12/25/44	4,806
2,000	TBA, 5.500%, 12/25/44	2,239
571	6.000%, 05/01/37	646
180	6.500%, 04/01/29 - 03/01/35	205
68	7.000%, 02/01/35 - 03/01/35	79
6	7.500%, 03/01/35	6
	Federal National Mortgage Association, Other,
527	08/15/31 - 12/29/44	257
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 12/15/44	9,300
4,300	TBA, 5.000%, 12/15/44	4,752
2,400	TBA, 6.000%, 12/15/44	2,712
211	7.000%, 09/15/31	251

	Total Mortgage Pass-Through Securities (Cost $95,529)	96,384

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 07/14/14 (d) (i) (Cost $2,016)	—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Supranational — 0.8%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (Cost $2,770)	2,911

U.S. Government Agency Securities — 2.5%
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,951
2,000	2.625%, 09/06/24	2,016
2,140	4.875%, 12/15/16 (m)	2,328

	Total U.S. Government Agency Securities (Cost $8,984)	9,295

U.S. Treasury Obligations — 7.6%
	U.S. Treasury Bonds,
2,890	3.125%, 08/15/44	3,008
4,750	3.375%, 05/15/44	5,178
660	3.500%, 02/15/39 (m)	738
2,150	3.625%, 08/15/43	2,452
2,300	3.625%, 02/15/44	2,624
2,225	3.875%, 08/15/40 (m)	2,648
1,400	4.500%, 02/15/36 (m)	1,817
	U.S. Treasury Notes,
4,100	1.750%, 09/30/19	4,150
5,241	2.375%, 08/15/24	5,326

	Total U.S. Treasury Obligations (Cost $26,270)	27,941

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
65	Eurodollar, Expiring 12/14/15, at $98.75, American Style (Cost $31)	11

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swaps: — 0.0% (g)
262	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r) (Cost $14)	1

	Total Options Purchased (Cost $45)	12

PRINCIPAL AMOUNT
Short-Term Investments — 38.6%
	U.S. Treasury Obligations — 0.4%
	U.S. Treasury Bills,
1,190	0.035%, 03/12/15 (k) (n)	1,190
255	0.042%, 01/08/15 (k) (n)	255

	Total U.S. Treasury Obligations (Cost $1,445)	1,445

SHARES
	Investment Company — 38.2%
140,059	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	140,059

	Total Short-Term Investments (Cost $141,504)	141,504

	Total Investments — 124.6% (Cost $448,327)	456,943
	Liabilities in Excess of Other Assets — (24.6)%	(90,324)

	NET ASSETS — 100.0%	$366,619

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitments

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(3,640)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 12/25/44	(3,679)
(1,123)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 01/25/44	(1,132)
(890)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/44	(987)

	(Proceeds received of $5,733)	(5,798)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	10 Year U.S. Treasury Note	03/20/15	1,778	15
48	U.S. Treasury Long Bond	03/20/15	6,846	113
39	90 Day Eurodollar	03/14/16	9,655	12
28	90 Day Euro Euribor	03/13/17	8,686	23
20	90 Day Eurodollar	12/18/17	4,884	25
	Short Futures Outstanding
(17)	90 Day Eurodollar	03/16/15	(4,239)	(11)
(2)	Ultra Long Term U.S. Treasury Bond	03/20/15	(322)	(8)
(112)	2 Year U.S. Treasury Note	03/31/15	(24,544)	(31)
(15)	5 Year U.S. Treasury Note	03/31/15	(1,792)	(10)
(18)	90 Day Eurodollar	06/15/15	(4,484)	(6)
(25)	90 Day Eurodollar	09/14/15	(6,217)	(14)
(34)	90 Day Eurodollar	12/14/15	(8,436)	1
(16)	90 Day Eurodollar	03/14/16	(3,961)	(1)
(62)	90 Day Eurodollar	06/13/16	(15,312)	2
(5)	90 Day Eurodollar	09/19/16	(1,232)	(4)
(7)	90 Day Eurodollar	12/19/16	(1,721)	(6)
(44)	90 Day Eurodollar	03/13/17	(10,796)	(7)
(28)	90 Day Euro Euribor	06/19/17	(8,683)	(27)
(1)	90 Day Eurodollar	06/19/17	(245)	(1)
(20)	90 Day Eurodollar	12/17/18	(4,865)	(20)

				45

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
55	AUD	Royal Bank of Canada	04/28/15	46	46	— (h)
55	AUD	Union Bank of Switzerland AG	04/28/15	47	46	(1)
60	AUD	Westpac Banking Corp.	04/28/15	51	50	(1)

69	CAD	Royal Bank of Canada	12/19/14	62	60	(2)
68	CAD	Union Bank of Switzerland AG	12/19/14	62	60	(2)

178	CHF	Goldman Sachs International	03/10/15	187	184	(3)
212	CHF	Union Bank of Switzerland AG	03/10/15	225	220	(5)

256	EUR	Union Bank of Switzerland AG	01/14/15	327	319	(8)
196	EUR	Goldman Sachs International	03/18/15	249	244	(5)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
234	EUR	Merrill Lynch International	03/18/15	300	292	(8)
140	EUR	Union Bank of Switzerland AG	03/18/15	180	174	(6)
190	EUR	Deutsche Bank AG	03/19/15	242	236	(6)

110	GBP	TD Bank Financial Group	12/02/14	183	172	(11)
60	GBP	Goldman Sachs International	03/19/15	97	94	(3)
43	GBP	Merrill Lynch International	03/19/15	70	67	(3)
43	GBP	Union Bank of Switzerland AG	03/19/15	69	67	(2)

18,360	JPY	Barclays Bank plc	12/02/14	175	155	(20)

1,540	MXN	Union Bank of Switzerland AG	03/12/15	112	110	(2)
55	NZD	Deutsche Bank AG	04/28/15	43	43	— (h)
55	NZD	Union Bank of Switzerland AG	04/28/15	41	42	1
60	NZD	Westpac Banking Corp.	04/28/15	46	46	— (h)

				2,814	2,727	(87)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
60	AUD	Goldman Sachs International	04/28/15	52	51	1
110	AUD	Westpac Banking Corp.	04/28/15	95	92	3

137	CAD	HSBC Bank, N.A.	12/19/14	125	120	5

70	CHF	Credit Suisse International	03/10/15	75	72	3
320	CHF	Union Bank of Switzerland AG	03/10/15	338	331	7

256	EUR	Union Bank of Switzerland AG	01/14/15	321	318	3
420	EUR	BNP Paribas	03/18/15	542	523	19
210	EUR	Goldman Sachs International	03/18/15	266	261	5
84	EUR	Morgan Stanley	03/18/15	105	105	— (h)
234	EUR	Union Bank of Switzerland AG	03/18/15	295	292	3
80	EUR	Goldman Sachs International	03/19/15	102	100	2
55	EUR	Merrill Lynch International	03/19/15	70	68	2
55	EUR	Union Bank of Switzerland AG	03/19/15	69	68	1

110	GBP	Barclays Bank plc	12/02/14	179	172	7
146	GBP	Deutsche Bank AG	03/19/15	233	228	5

18,360	JPY	TD Bank Financial Group	12/02/14	177	155	22
60,223	JPY	Morgan Stanley	05/18/15	518	508	10

123,220	KRW	Union Bank of Switzerland AG†	03/12/15	112	110	2

180	NZD	Union Bank of Switzerland AG	12/15/14	138	140	(2)
60	NZD	Goldman Sachs International	04/28/15	47	47	— (h)
110	NZD	Westpac Banking Corp.	04/28/15	85	85	— (h)

294	SGD	Union Bank of Switzerland AG	02/24/15	231	226	5
126	SGD	Westpac Banking Corp.	02/24/15	97	97	— (h)

				4,272	4,169	103

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	03/20/17	1.015	15	(2)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.175	22	(3)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.175	20	(2)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.175	40	(5)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.175	20	(2)	2
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.175	5	(1)	1
People’s Republic of China, 4.250%, 10/28/14	1.000%, quarterly	12/20/19	0.773	1,100	(14)	11
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	12/20/19	0.817	1,100	(12)	13
United States Steel Corp., 6.650%, 06/01/37	5.000%, quarterly	12/20/19	3.618	30	(2)	2
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	12/20/19	4.390	20	3	(2)
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	12/20/19	4.390	20	3	(3)
Republic of South Africa, 5.500%, 03/09/20	1.000%, quarterly	12/20/19	1.658	180	5	(6)
Republic of Turkey, 1,187.500%, 01/15/30	1.000%, quarterly	12/20/19	1.620	550	15	(23)
Staples, Inc., 2.750%, 01/12/18	1.000%, quarterly	12/20/19	1.591	40	1	(2)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000%, quarterly	12/20/19	0.634	70	(1)	1
United States Steel Corp., 6.650%, 06/01/37	5.000%, quarterly	12/20/19	3.618	20	(1)	1
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	12/20/19	4.390	40	6	(3)
CenturyLink, Inc., 6.000%, 04/01/17	1.000%, quarterly	06/20/19	1.584	20	—	(1)
First Data Corp., 12.625%, 01/15/21	5.000%, quarterly	09/20/17	1.490	33	(4)	4
Credit Suisse International:
MGM Resorts International, 7.625%, 01/15/17	5.000%, quarterly	09/20/15	0.685	50	(2)	2
Goldman Sachs International:
United States Steel Corp., 6.650%, 06/01/37	5.000%, quarterly	12/20/19	3.618	20	(1)	1
Morgan Stanley Capital Services:
AK Steel Corp., 7.625%, 05/15/20	5.000%, quarterly	12/20/19	6.965	20	1	(1)
AK Steel Corp., 7.625%, 05/15/20	5.000%, quarterly	12/20/19	6.965	20	1	(1)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000%, quarterly	12/20/19	1.531	740	17	(15)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000%, quarterly	12/20/19	2.547	30	2	(1)
United States Steel Corp., 6.650%, 06/01/37	5.000%, quarterly	12/20/19	3.618	30	(2)	2

					—	(7)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	11	(12)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	40	7	(8)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	11	(18)
CDX.EM.22-V1	1.000%, quarterly	12/20/19	2.719	670	51	(50)
CMBX.NA.AA.3	0.270%, monthly	12/13/49	38.352	260	150	(148)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	81.978	180	43	(153)
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	81.978	210	50	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	11	(15)
CMBX.NA.BBB-.5	5.000%, monthly	02/15/51	89.903	180	39	(153)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270%, monthly	12/13/49	38.352	140	81	(81)
CMBX.NA.AJ.2	1.090%, monthly	03/15/49	6.042	310	25	(39)
CMBX.NA.AM.1	0.500%, monthly	10/12/52	0.779	150	—	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	300	13	(2,098)
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	1,300	55	(443)

					552	(3,418)

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:
REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.IG.23-V1	1.000%, quarterly	12/20/19	0.607	3930	(82)	68
iTraxx Europe 22.1	1.000%, quarterly	12/20/19	0.583	3570	(100)	85

					(182)	153

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	9.266	10	—	1
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.614	20	1	2
Citibank, N.A.:
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	0.809	110	3	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	10.663	20	(1)	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	10.663	50	(2)	1
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.614	20	1	2
Deutsche Bank AG, New York:
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	0.809	130	3	6
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	10.663	10	—	—
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	11.442	40	(2)	5
Goldman Sachs International:
RadioShack Corp., 6.750%, 05/15/19*	5.000%, quarterly	06/20/15	9.266	20	—	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	11.442	40	(3)	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	11.442	30	(2)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/16	11.512	20	(2)	4
Union Bank of Switzerland AG:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.614	60	4	5

					—	40

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620%, monthly	12/13/49	67.242	260	(148)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960%, monthly	02/17/51	9.197	350	(67)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620%, monthly	12/13/49	67.242	140	(79)	98
CMBX.NA.AM.4	0.500%, monthly	02/17/51	1.872	150	(5)	49

					(299)	441

Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS(PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000%, quarterly	06/20/19	3.071	90	8	(6)
iTraxx Europe 22.1*	5.000%, quarterly	12/20/19	3.206	2802	312	(241)

					320	(247)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(4)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(7)
1.558% semi-annually	3 month LIBOR quarterly	07/05/18	300	(5)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(6)
1.803% semi-annually	3 month LIBOR quarterly	11/10/19	3,877	(40)
2.663% semi-annually	3 month LIBOR quarterly	09/25/24	1,222	(47)
2.655% semi-annually	3 month LIBOR quarterly	09/30/24	1,012	(38)
3.082% semi-annually	3 month LIBOR quarterly	11/05/44	1,095	(51)
3.080% semi-annually	3 month LIBOR quarterly	11/05/44	547	(25)
3 month LIBOR quarterly	3.070% semi-annually	11/10/44	913	40

				179

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America, N.A.:
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	170	—
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	170	—
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	3
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	1
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	915	3
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	2
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	0.119% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	150	1
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	480	1

					11

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$98.750	12/12/2014	53	—	(a)

(Premiums received of $11.)

(a)	Amount rounds to less than $1,000.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
REMIC	—	Real Estate Mortgage Investment Conduits
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2014.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	12,161
Aggregate gross unrealized depreciation	(3,545)

Net unrealized appreciation/depreciation	8,616

Federal income tax cost of investments	448,327

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$8,605		$8,605
Collateralized Mortgage Obligations
Agency CMO	—	4,502	—		4,502
Non-Agency CMO	—	7,469	591		8,060

Total Collateralized Mortgage Obligations	—	11,971	591		12,562

Commercial Mortgage-Backed Securities	—	7,224	100		7,324
Corporate Bonds
Consumer Discretionary	—	21,606	—		21,606
Consumer Staples	—	11,965	—		11,965
Energy	—	15,225	—		15,225
Financials	—	39,970	—		39,970
Health Care	—	10,948	—		10,948
Industrials	—	9,133	—		9,133
Information Technology	—	7,578	—		7,578
Materials	—	8,991	726		9,717
Telecommunication Services	—	11,591	—		11,591
Utilities	—	8,300	—		8,300

Total Corporate Bonds	—	145,307	726		146,033

Event-Linked Bonds	—	4,372	—		4,372
Mortgage Pass-Through Securities	—	96,127	257		96,384
Preferred Securities Financials	—	—	—	(a)	—	(a)

Supranational	—	2,911	—		2,911
U.S. Government Agency Securities	—	9,295	—		9,295
U.S. Treasury Obligations	—	27,941	—		27,941
Options Purchased
Payer Option Purchased on Interest Rate Swaps	—	1	—		1
Put Option Purchased	11	—	—		11

Total Options Purchased	11	1	—		12

Short-Term Investment
Investment Company	140,059	—	—		140,059
U.S. Treasury Obligations	—	1,445	—		1,445

Total Investments in Securities	$140,070	$306,594	$10,279		$456,943

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
TBA Short Commitments	$—		$(5,798)	$—	$(5,798)
Options Written
Put Options Written	—	(a)	—	—	— (a)

Total Liabilities	$—	(a)	$(5,798)	$—	$(5,798)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$106	$—	$106
Futures Contracts	191		—	—	191
Swaps	—		318	—	318

Total Appreciation in Other Financial Instruments	$191		$424	$—	$615

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(90)	$—	$(90)
Futures Contracts	(146)		—	—	(146)
Swaps	—		(3,137)	—	(3,137)

Total Depreciation in Other Financial Instruments	$(146)		$(3,227)	$—	$(3,373)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Investments in Securities
Asset-Backed Securities	$9,413		$2	$2	$48		$—	$(977)	$117	$—	$8,605
Collateralized Mortgage Obligations - Agency CMO	86		—	—	—		—	—	—	(86)	—
Collateralized Mortgage Obligations - Non-Agency CMO	605		(1)	7	1		—	(21)	—	—	591
Commercial Mortgage-Backed Securities	—		—	— (a)	—	(a)	100	—	—	—	100
Corporate Bonds - Materials	—		65	(101)	11		452	—	299	—	726
Mortgage Pass-Through Securities	—		—	—	—		257	—	—	—	257
Preferred Securities - Financials	—	(a)	—	—	—		—	—	—	—	—	(a)

	$10,104		$66	$(92)	$60		$809	$(998)	$416	$(86)	$10,279

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(25,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,605	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.15%)
			Constant Default Rate	2.00% - 17.00% (7.64%)
			Yield (Discount Rate of Cash Flows)	1.34 - 5.86% (2.98%)

Asset-Backed Securities	8,605

	447	Discounted Cash Flow	Constant Prepayment Rate	4.00%(4.00%)
			Yield (Discount Rate of Cash Flows)	3.91% - 4.66% (4.23%)

Collateralized Mortgage Obligations	447

	100	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.19% (N/A)

Commercial Mortgage-Backed Securities	100

Total	$9,152

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $1,127,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 28, 2015